UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	July 31, 2016
(Unaudited)

Shares		Value
COMMON STOCKS — 94.3%
Banks — 8.7%
485,020	BNP Paribas SA - ADR	$12,018,796
401,070	Citigroup, Inc.	17,570,877
363,160	DBS Group Holdings Ltd. - ADR	16,865,150
341,375	HSBC Holdings Plc - ADR	11,180,031
1,607,445	KeyCorp	18,807,107
509,170	Morgan Stanley	14,628,454
969,100	Nordea Bank AB	8,635,488
1,919,810	Siam Commercial Bank Public Co. Ltd.(c)	8,736,431
		108,442,334
Consumer Discretionary — 23.2%
200,880	Accor SA	8,405,091
285,746	Aramark	10,243,994
491,650	Bridgestone Corp. - ADR	8,515,378
269,640	CBS Corp. - Class B	14,080,601
484,405	Comcast Corp. - Class A	32,576,236
406,990	Dollar General Corp.	38,558,233
2,451,450	Kingfisher Plc	10,910,838
326,910	Lowe’s Cos, Inc.	26,898,155
116,920	Mohawk Industries, Inc.(b)	24,429,265
277,520	Nielsen Holdings Plc	14,947,227
343,460	NIKE, Inc. - Class B	19,062,030
1,422,780	Nissan Motor Co. Ltd.	14,111,367
272,875	Pandora A/S - ADR	8,852,065
243,225	PVH Corp.	24,580,319
245,495	Royal Caribbean Cruises Ltd.	17,783,658
437,660	Tata Motors Ltd. - ADR	16,556,678
		290,511,135
Consumer Staples — 7.3%
322,310	CVS Health Corp.	29,884,583
240,860	PepsiCo, Inc.	26,234,471
457,940	Unilever NV	21,213,868
616,155	Wilmar International Ltd. - ADR	14,017,526
		91,350,448
Diversified Financials — 5.2%
588,010	Discover Financial Services	33,422,488
860,210	ING Groep NV	9,617,195
578,550	Mediobanca SpA	4,052,340
1,289,570	ORIX Corp.	18,502,773
		65,594,796
Energy — 4.3%
140,805	China Petroleum & Chemical Corp. - ADR	10,111,207
493,805	ConocoPhillips	20,157,120
952,590	Encana Corp.	7,660,702
1,072,340	ENI SpA	16,400,706
		54,329,735
Health Care — 13.4%
148,615	Aetna, Inc.	17,121,934
Shares		Value
Health Care (continued)
313,115	AstraZeneca Plc	$20,918,542
405,660	DENTSPLY Sirona, Inc.	25,978,466
273,610	Otsuka Holdings Co. Ltd.	13,123,413
589,890	Pfizer, Inc.	21,761,042
184,100	Shionogi & Co. Ltd.	9,652,913
159,260	Shire Plc	10,266,751
204,905	Thermo Fisher Scientific, Inc.	32,547,110
122,915	Zimmer Holdings, Inc.	16,119,073
		167,489,244
Industrials — 5.2%
250,885	Raytheon Co.	35,005,984
189,360	Union Pacific Corp.	17,619,948
262,480	Xylem, Inc.	12,549,169
		65,175,101
Information Technology — 14.5%
139,000	Alibaba Group Holding Ltd. - ADR(b)	11,464,720
52,900	Alphabet, Inc. - Class C(b)	40,668,991
449,870	Apple, Inc.	46,880,953
126,440	Atos SE	12,393,085
113,345	Broadcom Ltd.	18,359,623
373,800	CDW Corp.	16,047,234
2,212,160	Nokia Oyj	12,712,285
198,840	NXP Semiconductors NV(b)	16,720,456
896,810	Telefonaktiebolaget LM Ericsson - B Shares	6,686,511
		181,933,858
Insurance — 2.9%
176,555	American International Group, Inc.	9,611,654
113,085	CHUBB Ltd.	14,165,027
1,924,349	RSA Insurance Group Plc - ADR	12,652,595
		36,429,276
Materials — 1.2%
386,690	Rio Tinto Ltd.	14,563,914
Real Estate — 1.0%
915,010	Wharf Holdings Ltd. - ADR	12,636,288
Telecommunication Services — 1.7%
281,015	China Telecom Corp. Ltd. - ADR	13,958,015
485,500	KDDI Corp. - ADR	7,355,325
		21,313,340
Utilities — 5.7%
200,640	American Water Works Co., Inc.	16,568,851
302,905	Edison International	23,438,789
407,310	Electric Power Development Co. Ltd.	9,464,713
471,260	Enagas SA	14,367,779

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
Utilities (continued)
418,550	Tokyo Gas Co. Ltd. - ADR	$7,106,979
		70,947,111
Total Common Stocks (Cost $1,064,017,367)		1,180,716,580

Shares
INVESTMENT COMPANY — 5.8%
72,184,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%,(e)	72,184,600
Total Investment Company (Cost $72,184,600)		72,184,600
TOTAL INVESTMENTS — 100.1% (Cost $1,136,201,967)(a)		1,252,901,180
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,490,011)
NET ASSETS — 100.0%		$1,251,411,169

(a)	Cost for federal income tax purposes is $1,136,625,973 and net unrealized appreciation of investments is as follows:

	Unrealized appreciation	$176,642,131
	Unrealized depreciation	(60,366,924)
	Net unrealized appreciation	$116,275,207

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $8,461,105 or 0.68% of net assets.
(e)	Rate shown represents current yield at July 31, 2016.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	8.7%
Consumer Discretionary	23.2%
Consumer Staples	7.3%
Diversified Financials	5.2%
Energy	4.3%
Health Care	13.4%
Industrials	5.2%
Information Technology	14.5%
Insurance	2.9%
Materials	1.2%
Real Estate	1.0%
Telecommunication Services	1.7%
Utilities	5.7%
Other*	5.7%
100.0%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2016
(Unaudited)

Shares		Value
COMMON STOCKS — 94.1%
BELGIUM — 0.2%
387,000	UCB SA	$30,273,788
BERMUDA — 0.3%
99,976	RenaissanceRe Holdings Ltd.	11,749,180
689,379	Validus Holdings Ltd.	34,076,004
		45,825,184
BRAZIL — 1.5%
28,950,000	Ambev SA(e)	167,410,714
1,563,900	Ambev SA - ADR	9,039,342
1,170,952	Banco Bradesco SA - ADR	10,187,282
1,150,600	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	6,763,643
554,100	Cia Brasileira de Distribuicao - ADR	8,350,287
715,368	Cielo SA	8,163,279
1,119,693	Itau Unibanco Holding SA - ADR	11,700,792
		221,615,339
CANADA — 1.8%
1,557,000	Canadian Pacific Railway Ltd.	233,266,779
394,979	Peyto Exploration & Development Corp.(e)	11,223,315
360,609	Waste Connections, Inc.	26,858,158
		271,348,252
CHILE — 0.0%
341,100	Banco Santander Chile - ADR	7,016,427
CHINA — 3.6%
289,500	51Job, Inc. - ADR(b)	9,211,890
1,515,000	AAC Technologies Holdings, Inc.	14,137,709
895,000	Alibaba Group Holding Ltd. - ADR(b)	73,819,600
352,700	Baidu, Inc. - ADR(b)	56,290,920
15,369,500	China Shenhua Energy Co. Ltd. - H Shares	29,358,629
122,362	CNOOC Ltd. - ADR	14,731,161
253,800	Ctrip.com International Ltd. - ADR(b)	11,083,446
1,854,000	ENN Energy Holdings Ltd.	8,829,823
115,100	JD.Com, Inc. -ADR(b)	2,491,915
3,404,000	Jiangsu Expressway Co. Ltd. - H Shares	4,808,703
1,239,000	Shenzhou International Group Holdings Ltd.	6,531,643
28,700,000	Sinopharm Group Co. Ltd. - H Shares(e)	138,905,573
6,683,000	Tencent Holdings Ltd.	160,649,038
895,717	Tingyi Cayman Islands Holding Corp.	774,678
845,222	Want Want China Holdings Ltd.	517,478
		532,142,206
Shares		Value
COLUMBIA — 0.1%
208,300	Bancolombia SA - ADR	$7,115,528
CZECH REPUBLIC — 0.1%
210,940	Komercni Banka AS	8,298,043
DENMARK — 1.3%
3,450,000	Novo Nordisk A/S - Class B	196,571,003
EGYPT — 0.0%
666,500	Commercial International Bank Egypt SAE - GDR	2,526,035
FINLAND — 1.9%
1,650,000	Kone Oyj - Class B(e)	83,546,872
4,870,000	Sampo Oyj - A Shares(e)	201,834,535
		285,381,407
FRANCE — 1.5%
1,125,000	L’Oreal SA	214,132,987
GERMANY — 0.8%
1,372,000	Bayerische Motoren Werke AG	118,187,266
GUERNSEY — 0.1%
304,290	Amdocs Ltd.	17,758,364
HONG KONG — 2.0%
3,224,000	AIA Group Ltd.	19,967,158
707,709	ASM Pacific Technology Ltd.	5,258,743
3,178,570	China Merchants Holdings International Co. Ltd.	9,320,539
1,582,781	China Mobile Ltd.	19,513,431
238,700	China Mobile Ltd. - ADR	14,820,883
13,244,000	China Unicom Hong Kong Ltd.	14,117,328
211,861	Hong Kong Exchanges and Clearing Ltd.	5,229,349
2,875,718	Jardine Matheson Holdings Ltd.(e)	170,530,077
3,844,400	Sands China Ltd.	14,667,230
8,173,162	Sino Biopharmaceutical Ltd.	5,456,921
2,605,500	Yue Yuen Industrial Holdings Ltd.	10,578,631
		289,460,290
HUNGARY — 0.1%
481,350	Richter Gedeon	10,172,530
INDIA — 2.2%
2,663,821	Ambuja Cements Ltd.	10,786,914
2,329,000	Asian Paints Ltd.	38,737,857
1,942,300	Axis Bank Ltd.	15,836,189
1,980,200	Bharti Airtel Ltd.(b)	10,702,865
1,051,370	Bharti Infratel Ltd.	6,206,042
1,732,434	Dabur India Ltd.	7,852,011
113,233	Eicher Motors Ltd.	37,968,343
4,581,700	Housing Development Finance Corp.	94,014,282
762,800	Maruti Suzuki India Ltd.	54,177,760
4,573,000	Motherson Sumi Systems Ltd.	22,624,352
4,846,000	Titan Co. Ltd.(e)	30,485,995
		329,392,610

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
INDONESIA — 0.2%
16,775,000	Astra International Tbk PT	$9,893,261
13,671,262	Bank Rakyat Indonesia Persero Tbk PT	12,028,957
		21,922,218
JAPAN — 5.9%
647,800	Adastria Co. Ltd.	20,443,142
819,300	Ajinomoto Co, Inc.	21,186,093
436,000	Bandai Namco Holdings, Inc.	11,695,320
167,500	Daiichikosho Co. Ltd.	7,731,906
100,000	Fast Retailing Co. Ltd.	32,763,268
444,400	Fujifilm Holdings Corp.	16,241,168
1,200,000	Hoshizaki Electric Co. Ltd.(e)	109,962,268
1,055,500	Kyowa Hakko Kirin Co. Ltd.	18,651,115
121,100	Lawson, Inc.	9,387,965
691,900	Megmilk Snow Brand Co. Ltd.	24,140,383
522,100	Mitsubishi Tanabe Pharma Corp.	9,844,861
1,854,000	Morinaga Milk Industry Co. Ltd.	13,845,720
2,166,000	Nichirei Corp.	20,803,450
599,238	Nikon Corp.	8,580,259
766,600	Nippon Telegraph & Telephone Corp.	36,671,481
342,600	Nissin Foods Holdings Co. Ltd.	19,608,801
5,830,000	Nomura Research Institute Ltd.(e)	207,979,615
489,000	NTT Data Corp.	24,489,538
1,400,000	Ono Pharmaceutical Co. Ltd.	50,808,056
4,057,000	Osaka Gas Co. Ltd.	16,548,473
681,400	Otsuka Holdings Co. Ltd.	32,682,625
287,300	Park24 Co. Ltd.	9,826,795
211,500	Sawai Pharmaceutical Co. Ltd.	16,934,924
250,200	Secom Co. Ltd.	19,025,842
201,800	Sohgo Security Services Co. Ltd.	10,086,539
2,370,000	Sumitomo Osaka Cement Co. Ltd.	11,427,843
484,000	Terumo Corp.	21,037,291
1,069,000	Toho Gas Co. Ltd.	9,502,455
2,138,000	Toray Industries, Inc.	19,711,046
579,100	Toyo Suisan Kaisha Ltd.	25,993,806
510,500	Zensho Holdings Co. Ltd.	8,250,252
		865,862,300
KENYA — 0.0%
1,119,379	East African Breweries Ltd.	3,190,341
1,046,300	Safaricom Ltd.	196,568
		3,386,909
LUXEMBOURG — 0.1%
337,200	Tenaris SA - ADR	9,009,984
MEXICO — 0.3%
94,328	El Puerto de Liverpool SAB de CV	906,756
51,200	Fomento Economico Mexicano SAB de CV - ADR	4,582,400
Shares		Value
MEXICO (continued)
66,100	Grupo Aeroportuario del Sureste SAB de CV - ADR	$10,160,231
2,495,100	Grupo Financiero Banorte SAB de CV - Series O	13,666,494
509,300	Grupo Televisa SAB - ADR	13,532,101
		42,847,982
NETHERLANDS — 3.2%
623,000	ASML Holding NV	68,293,260
1,100,000	Core Laboratories NV	128,491,000
758,969	Nostrum Oil & Gas Plc(b)	3,013,377
14,917,704	RELX NV(e)	269,767,860
		469,565,497
PERU — 0.1%
52,100	CrediCorp Ltd.	8,353,193
PHILIPPINES — 0.0%
1,140,100	Universal Robina Corp.	4,849,842
POLAND — 0.1%
253,386	Bank Pekao SA.	8,020,520
RUSSIA — 0.2%
313,400	Lukoil PJSC - ADR	13,619,737
2,352,800	Sberbank of Russia - ADR	20,822,280
		34,442,017
SINGAPORE — 0.6%
3,224,444	Jardine Cycle & Carriage Ltd.(e)	94,349,920
SOUTH AFRICA — 0.8%
428,631	AngloGold Ashanti Ltd.(b)	9,360,174
486,700	Aspen Pharmacare Holdings Ltd.	13,148,131
826,380	Discovery Ltd.	7,440,918
1,514,848	Gold Fields Ltd.	9,355,636
318,859	Massmart Holdings Ltd.	3,330,950
401,300	Naspers Ltd. - Class N	63,016,350
276,400	Sasol Ltd.	7,342,259
558,100	Standard Bank Group Ltd.	5,570,446
		118,564,864
SOUTH KOREA — 0.8%
12,515	AMOREPACIFIC Corp.	4,334,974
242,673	Hankook Tire Co. Ltd.	11,742,067
54,958	Hyundai Mobis	12,511,083
315,671	Korea Electric Power Corp.	17,275,037
952,587	LG Display Co. Ltd.	26,362,717
11,100	LG Household & Health Care Ltd.	9,988,662
92,684	S-1 Corp.	8,398,363
50,200	Samsung Electronics Co. Ltd. - GDR	34,485,472
		125,098,375
SWEDEN — 0.9%
2,500,000	Atlas Copco AB - A Shares	70,205,680

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
SWEDEN (continued)
7,400,950	Nordea Bank AB	$65,948,631
		136,154,311
SWITZERLAND — 2.6%
251,985	Allied World Assurance Co. Holdings AG	10,328,865
434,100	Coca-Cola HBC AG - CDI	8,968,109
2,693,000	Nestle SA	215,895,687
608,097	Roche Holding AG	155,286,842
		390,479,503
TAIWAN — 0.7%
1,160,000	Advantech Co. Ltd.	9,011,684
454,150	Airtac International Group(b)	3,400,114
310,930	Eclat Textile Co. Ltd.	3,482,050
772,330	Hiwin Technologies Corp.	3,786,287
1,670,250	Hon Hai Precision Industry Co., Ltd.	4,599,034
3,970,000	Kinsus Interconnect Technology Corp.	8,556,088
143,000	Largan Precision Co. Ltd.	15,319,989
5,834,000	Taiwan Semiconductor Manufacturing Co. Ltd.	31,524,763
13,774,000	Uni-President Enterprises Corp.	28,132,218
		107,812,227
THAILAND — 0.7%
2,786,000	Airports of Thailand Public Co. Ltd.	31,595,464
36,923,000	CP ALL Public Co. Ltd.(e)	54,859,755
2,811,600	Siam Commercial Bank Public Co. Ltd.	12,794,677
		99,249,896
TURKEY — 0.0%
603,367	Arcelik AS	4,124,171
774,500	Turkiye Garanti Bankasi AS	1,900,311
		6,024,482
UNITED ARAB EMIRATES — 0.1%
312,200	DP World Ltd.	5,304,278
1,627,285	Emaar Properties PJSC	3,048,196
339,800	MHP SA - GDR	3,126,160
		11,478,634
UNITED KINGDOM — 3.2%
3,131,000	ARM Holdings Plc	69,283,136
890,768	ASOS Plc(b)	53,108,936
278,302	BGEO Group Plc	10,058,801
1,388,450	Reckitt Benckiser Group Plc	134,545,186
4,637,000	Rolls-Royce Holdings Plc	48,542,459
3,000,000	Whitbread Plc(e)	153,216,038
		468,754,556
UNITED STATES — 56.1%
426,700	Allergan Plc(b)	107,933,765
55,000	Alphabet, Inc. - Class A(b)	43,523,700
Shares		Value
UNITED STATES (continued)
325,000	Alphabet, Inc. - Class C(b)	$249,856,750
234,700	Amazon.com, Inc.(b)	178,092,707
1,557,381	American Capital Agency Corp., REIT	30,509,094
113,875	Amsurg Corp.(b)	8,541,764
988,000	Anadarko Petroleum Corp.	53,875,640
2,902,584	Annaly Capital Management, Inc., REIT	31,870,372
1,524,709	Apple, Inc.	158,889,925
2,435,000	Automatic Data Processing, Inc.	216,593,250
123,690	AutoZone, Inc.(b)	100,679,949
2,528,757	Bank of New York Mellon Corp. (The)	99,633,026
1,085,162	Baxter International, Inc.	52,109,479
1,033,000	Becton Dickinson and Co.	181,808,000
1,477,169	Berkshire Hathaway, Inc. - Class B(b)	213,111,172
223,557	Big Lots, Inc.	11,888,761
169,000	Biogen Idec, Inc.(b)	48,998,170
509,000	BioMarin Pharmaceutical, Inc.(b)	50,604,780
2,170,000	Bristol-Myers Squibb Co.	162,337,700
107,762	Cardinal Health, Inc.	9,008,903
483,000	Cerner Corp.(b)	30,134,370
2,110,000	Charles Schwab Corp. (The)	59,966,200
234,797	Cheesecake Factory, Inc. (The)	12,146,049
74,000	Chipotle Mexican Grill, Inc.(b)	31,375,260
392,791	Clorox Co. (The)	51,483,116
1,475,000	Cognizant Technology Solutions Corp. - Class A(b)	84,797,750
2,244,400	Colgate-Palmolive Co.	167,050,692
1,138,454	Comcast Corp. - Class A	76,561,032
4,785,450	Corning, Inc.	106,332,699
1,190,000	Costco Wholesale Corp.	198,991,800
66,854	Cracker Barrel Old Country Store, Inc.	10,523,488
862,748	Darden Restaurants, Inc.	53,110,767
3,241,886	Discovery Communications, Inc. - Class A(b)	81,338,920
532,000	Edwards Lifesciences Corp.(b)	60,924,640
305,765	Equity Commonwealth REIT(b)	9,179,065
876,000	Facebook, Inc. - Class A(b)	108,571,440
275,780	FLIR Systems, Inc.	8,984,912
1,426,250	Fluor Corp.	76,332,900
246,459	FTI Consulting, Inc.(b)	10,558,304
3,667,950	Gap, Inc. (The)	94,596,431
1,307,500	Gilead Sciences, Inc.	103,907,025
324,102	Hancock Holding Co.	9,395,717
8,058,900	Hewlett Packard Enterprise Co.	169,398,078
320,000	Illumina, Inc.(b)	53,232,000
455,695	Ingersoll-Rand Plc	30,194,351
337,219	International Business Machines Corp.	54,164,116
153,512	Jack Henry & Associates, Inc.	13,700,946
438,205	Johnson & Johnson	54,876,412
1,884,298	JPMorgan Chase & Co.	120,538,543
434,000	Kansas City Southern	41,711,740

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,519,600	Kraft Heinz Co. (The)	$217,668,244
856,000	Las Vegas Sands Corp.	43,356,400
125,000	Linkedin Corp.(b)	24,091,250
760,024	Lockheed Martin Corp.	192,080,866
130,280	Magellan Health, Inc.(b)	8,920,272
214,000	Markel Corp.(b)(e)	203,032,500
2,316,500	Mastercard, Inc. - Class A	220,623,460
3,410,700	Mattel, Inc.	113,849,166
429,994	McDonald’s Corp.	50,588,794
310,700	McKesson Corp.	60,449,792
579,000	Medidata Solutions, Inc.(b)(e)	30,773,850
523,600	Medtronic Plc	45,883,068
1,174,800	Merck & Co., Inc.	68,913,768
566,000	Monsanto Co.	60,431,820
74,509	Morningstar, Inc.	6,301,971
890,000	NIKE, Inc. - Class B	49,395,000
619,742	NiSource, Inc.	15,902,580
983,220	Occidental Petroleum Corp.	73,476,031
2,786,320	Oracle Corp.	114,350,573
84,948	Panera Bread Co. - Class A(b)	18,630,795
1,424,752	People’s United Financial, Inc.	21,599,240
1,391,500	PepsiCo, Inc.	151,562,180
1,487,000	Philip Morris International, Inc.	149,086,620
1,283,883	PNC Financial Services Group, Inc. (The)	106,112,930
382,200	Praxair, Inc.	44,541,588
128,300	Priceline Group, Inc. (The)(b)	173,308,923
124,571	Procter & Gamble Co. (The)	10,662,032
1,448,000	QUALCOMM, Inc.	90,615,840
1,869,526	Quest Diagnostics, Inc.	161,452,265
1,292,800	Range Resources Corp.	52,112,768
267,473	Raytheon Co.	37,320,508
138,000	Regeneron Pharmaceuticals, Inc.(b)	58,666,560
771,360	Republic Services, Inc.	39,539,914
186,707	Sanderson Farms, Inc.	16,353,666
158,739	Sykes Enterprises, Inc.(b)	4,871,700
1,513,500	Synchrony Financial(b)	42,196,380
3,912,700	Texas Instruments, Inc.	272,910,825
679,955	TJX Cos., Inc.	55,565,923
376,936	Tyson Foods, Inc. - Class A	27,742,490
288,000	Under Armour, Inc. - Class A(b)	11,364,480
290,044	Under Armour, Inc. - Class C(b)	10,354,571
445,000	UnitedHealth Group, Inc.	63,724,000
4,216,000	US Bancorp	177,788,720
3,212,789	Verizon Communications, Inc.(b)	178,020,638
1,246,000	Visa, Inc. - Class A	97,250,300
1,200,000	Wabtec Corp.	82,200,000
728,537	Wal-Mart Stores, Inc.	53,161,345
1,480,000	Walt Disney Co. (The)	142,006,000
799,327	Waste Management, Inc.	52,851,501
3,684,000	Wells Fargo & Co.	176,721,480
1,810,000	Whole Foods Market, Inc.	55,168,800
Shares		Value
UNITED STATES (continued)
847,000	Workday, Inc. - Class A(b)	$70,588,980
		8,300,089,037
Total Common Stocks (Cost $11,750,787,733)		13,913,533,526
MASTER LIMITED PARTNERSHIPS — 0.2%
UNITED STATES — 0.2%
126,330	AmeriGas Partners LP(e)	6,302,604
345,012	Spectra Energy Partners LP(e)	16,815,885
		23,118,489
Total Master Limited Partnerships (Cost $22,920,764)		23,118,489
PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
11,100	Samsung Electronics Co. Ltd. - GDR, 6.74%	6,267,687
Total Preferred Stocks (Cost $5,313,420)		6,267,687
PARTICIPATION NOTES — 0.0%
UNITED KINGDOM — 0.0%
5,012	HSBC Bank Plc (Jarir Marketing), 0.00%, due 1/22/18(f)	141,968
140,320	HSBC Bank Plc (Qatar National Bank), 0.00%, due 9/12/16(f)	5,821,638
Total Participation Notes (Cost $5,998,491)		5,963,606

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Bank — 0.8%
$17,000,000	0.31%, 08/03/16(c)	16,999,830
7,000,000	0.30%, 08/04/16(c)	6,999,860
7,000,000	0.31%, 08/12/16(c)	6,999,489
30,000,000	0.29%, 08/15/16(c)	29,997,810
60,000,000	0.30%, 08/17/16(c)	59,993,580
Total U.S. Government Agencies (Cost $120,986,530)		120,990,569

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 2.8%
3,000,000	iShares MSCI Emerging Markets Index Fund	$108,690,000
18,973,000	iShares MSCI Japan Index Fund	228,814,380
1,843,000	WisdomTree Japan Hedged Equity Fund	75,065,390
Total Exchange Traded Funds (Cost $405,466,637)		412,569,770
INVESTMENT COMPANY — 2.7%
400,786,800	Federated Government Obligations Fund, 0.01%,(d)	400,786,800
Total Investment Company (Cost $400,786,800)		400,786,800
TOTAL INVESTMENTS — 100.7% (Cost $12,712,260,375)(a)		14,883,230,447
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(99,491,061)
NET ASSETS — 100.0%		$14,783,739,386

(a)	Cost for federal income tax purposes is $12,721,168,007 and net unrealized appreciation of investments is as follows:

	Unrealized appreciation	$2,400,286,113
	Unrealized depreciation	(238,223,673)
	Net unrealized appreciation	$2,162,062,440
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at July 31, 2016.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $1,147,520,990 or 7.76% of net assets.
(f)	Security exempt from registration under Rule 144A of the

Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $5,963,606 which is less than one percent of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.3%
Consumer Discretionary	15.0%
Consumer Staples	14.3%
Diversified Financials	3.8%
Energy	2.8%
Health Care	14.4%
Industrials	9.9%
Information Technology	21.2%
Insurance	3.3%
Materials	1.4%
Real Estate	0.5%
Telecommunication Services	1.9%
Utilities	0.5%
Other*	5.7%
100.0%

*	Includes cash and equivalents, participation notes, rights/warrants, exchange traded funds, U.S. government agencies, investment company pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	July 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS — 89.8%
AUSTRALIA — 2.0%
29,208	Acrux Ltd.	$16,314
99,433	Adelaide Brighton Ltd.	446,583
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	54,296
105,636	ALS Ltd.	409,417
13,518	Altium Ltd.	75,301
620,028	Alumina Ltd.	624,325
60,601	Ansell Ltd.	892,058
14,818	AP Eagers Ltd.	136,257
56,805	APN News & Media Ltd.(d)	176,992
4,250	Arb Corp Ltd.	58,620
1,547,765	Arrium Ltd.(b)(c)(d)	25,877
1,933	Asaleo Care Ltd.	1,998
455,767	Asciano Ltd.(b)	3,169,187
76,846	ASG Group Ltd.(d)	56,939
9,691	AUB Group Ltd.	75,046
82,510	Ausdrill Ltd.(d)	62,703
173,833	Ausnet Services	233,824
39,283	Austal Ltd.	34,630
188,262	Australian Agricultural Co. Ltd.(d)	290,431
141,784	Australian Pharmaceutical Industries Ltd.	206,877
97,516	Automotive Holdings Group Ltd.	319,402
4,480	Aveo Group	11,916
24,741	AWE Ltd.(d)	16,546
114,139	Bank of Queensland Ltd.	915,971
451,793	Beach Energy Ltd.	190,553
11,095	Bega Cheese Ltd.	52,276
132,313	Bendigo & Adelaide Bank Ltd.	1,020,593
32,618	Billabong International Ltd.(d)	38,669
2,067	Blackmores Ltd.	246,837
183,375	BlueScope Steel Ltd.	1,177,554
209,780	Boral Ltd.	1,095,228
15,029	Breville Group Ltd.	91,484
17,433	Brickworks Ltd.	199,120
17,980	BT Investment Management Ltd.	122,838
53,909	Cabcharge Australia Ltd.	162,233
16,047	carsales.com Ltd.	154,997
96,536	Cash Converters International Ltd.	32,279
9,912	Cedar Woods Properties Ltd.	34,801
187,629	Challenger Ltd.	1,354,589
3,394,362	Charter Hall Retail REIT	12,407,581
456,872	Cleanaway Waste Management Ltd.	296,855
108,165	Coca-Cola Amatil Ltd.	757,882
11,666	Cochlear Ltd.	1,176,725
19,968	Collins Foods Ltd.	63,885
91,131	Computershare Ltd.	614,983
6,689	Corporate Travel Management Ltd.	79,401
Shares		Value
AUSTRALIA (continued)
3,473,948	Costa Group Holdings Ltd.(c)	$7,656,058
8,836	Credit Corp. Group Ltd.	89,375
30,098	CSG Ltd.	35,796
302,614	CSR Ltd.	883,088
17,343	Decmil Group Ltd.	10,807
23,943	Dick Smith Holdings Ltd(b)(c)	0
15,520	Domino’s Pizza Enterprises Ltd.	886,938
2,862	Doray Minerals Ltd.(d)	2,284
258,769	Downer EDI Ltd.	820,035
163,204	DUET Group	333,631
51,932	DuluxGroup Ltd.	262,052
13,853	Elders Ltd.(d)	41,163
307,875	Emeco Holdings Ltd.(d)	7,955
37,250	Energy Resources of Australia Ltd.(d)	9,625
48,647	Energy World Corp. Ltd.(d)	10,351
17	EQT Holdings Ltd.	221
6,453	ERM Power Ltd.	5,002
32,208	Event Hospitality and Entertainment Ltd.	361,027
517,354	Evolution Mining Ltd.	1,108,717
715,392	Fairfax Media Ltd.	570,844
16,777	Finbar Group Ltd.	10,646
1,598	Fleetwood Corp. Ltd.(d)	2,550
9,044	Flight Centre Travel Group Ltd.	221,241
11,536	G.U.D. Holdings Ltd.	88,106
12,341	G8 Education Ltd.	36,014
13,440	Gbst Holdings Ltd.	41,468
50,395	GrainCorp Ltd. - Class A	324,763
16,663	Greencross Ltd.	88,894
22,206	GWA Group Ltd.	35,607
28,670	Hansen Technologies Ltd.	90,419
164,992	Harvey Norman Holdings Ltd.	606,865
53,299	Healthscope Ltd.	119,893
1,000	HFA Holdings Ltd.	1,710
28,596	Hills Ltd.(d)	5,324
39,987	Iluka Resources Ltd.(b)	213,324
12,050	IMF Bentham Ltd.	14,240
777,713	Incitec Pivot Ltd.	1,696,232
105,134	Independence Group NL	321,183
13,742	Independence Group NL - Placement Shares(c)	41,982
72,251	Infigen Energy(d)	65,339
40,796	Infomedia Ltd.	20,772
1,208,649	Invocare Ltd.(c)	13,456,177
53,982	IOOF Holdings Ltd.	370,853
21,147	Iress Ltd.	181,598
21,267	JB Hi-Fi Ltd.	419,237
10,888	Karoon Gas Australia Ltd.(d)	10,922
35,487	Kingsgate Consolidated Ltd.(b)(c)(d)	11,057
39,514	MACA Ltd.	52,550
328,362	Macmahon Holdings Ltd.(d)	26,201
24,272	Macquarie Atlas Roads Group	107,353
16,274	Magellan Financial Group Ltd.	282,471
4,308	Mantra Group Ltd.	11,753

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
AUSTRALIA (continued)
54,631	Mayne Pharma Group Ltd.(d)	$84,279
18,709	McMillan Shakespeare Ltd.	200,472
10,438	Melbourne IT Ltd.	13,644
17,031	Mesoblast Ltd.(d)	14,496
86,417	Metals X Ltd.	107,374
96,581	Metcash Ltd.(d)	158,537
52,702	Mincor Resources NL(d)	15,820
53,989	Mineral Resources Ltd.	402,903
732,000	MMG Ltd.(d)	175,490
36,171	Monadelphous Group Ltd.	289,449
34,487	Mortgage Choice Ltd.	55,037
366,646	Myer Holdings Ltd.	371,974
1,050	MyState Ltd.	3,216
24,976	Navitas Ltd.	112,744
4,428	NetComm Wireless Ltd.(d)	9,759
128,661	New Hope Corp. Ltd.	156,441
127,143	NIB Holdings Ltd.	447,360
25,509	Nine Entertainment Co. Holdings Ltd.	21,227
150,444	Northern Star Resources Ltd.	602,517
33,366	Nufarm Ltd.	209,951
170,332	OceanaGold Corp.	615,760
120,353	Orica Ltd.	1,294,188
6,370	Orocobre Ltd.(d)	20,041
130,800	Orora Ltd.	285,281
124,310	OZ Minerals Ltd.	603,658
23,610	OzForex Group Ltd.	44,677
3,507	Pacific Current Group Ltd.	13,139
2,417,845	Pact Group Holdings Ltd.	10,455,014
94,113	Paladin Energy Ltd.(d)	14,090
143,129	Panoramic Resources Ltd.(d)	27,193
19,902	Peet Ltd.	14,444
5,718	Perpetual Ltd.	197,715
101,149	Perseus Mining Ltd.(d)	48,811
48,159	Platinum Asset Mangement Ltd.	221,786
85,726	PMP Ltd.	38,111
11,475	Premier Investments Ltd.	141,445
134,354	Primary Health Care Ltd.	417,597
54,609	Prime Media Group Ltd.	12,658
68,763	Programmed Maintenance Services Ltd.	107,648
24,007	Qantas Airways Ltd.	57,651
177,021	Qube Holdings Ltd.	343,043
31,502	RCG Corp Ltd.	44,768
57,338	RCR Tomlinson Ltd.	88,455
30,974	Reckon Ltd.	34,249
8,332	Reece Ltd.	246,944
99,706	Regis Resources Ltd.	305,359
570	Reject Shop Ltd. (The)	5,579
91,732	Resolute Mining Ltd.(d)	116,070
15,224	Retail Food Group Ltd.	66,756
101,020	Ridley Corp. Ltd.	111,316
4,191	Ruralco Holdings Ltd.	10,573
39,802	SAI Global Ltd.	107,681
20,536	Sandfire Resources NL	89,424
107,210	Santos Ltd.	357,671
Shares		Value
AUSTRALIA (continued)
222,211	Saracen Mineral Holdings Ltd.(d)	$289,609
63,194	Seek Ltd.	802,003
11,618	Select Harvests Ltd.	67,189
74,750	Senex Energy Ltd.(d)	15,054
16,377	Servcorp Ltd.	84,631
19,063	Seven Group Holdings Ltd.	99,235
380,116	Seven West Media Ltd.	298,979
6,985,933	Shopping Centres Australasia Property Group REIT	12,688,380
212,165	Sigma Pharmaceuticals Ltd.	208,799
9,054	Sirtex Medical Ltd.	216,532
14,279	Slater & Gordon Ltd.	4,395
12,014	SMS Management & Technology Ltd.	16,891
171,101	Southern Cross Media Group Ltd.	163,835
112,599	Spark Infrastructure Group	224,192
5,672,780	Spotless Group Holdings Ltd.	5,151,666
62,936	St Barbara Ltd.(d)	143,963
237,816	Star Entertainment Group Ltd.	1,069,909
74,283	Steadfast Group Ltd.	119,112
46,637	Sunland Group Ltd.	51,213
22,520	Super Retail Group Ltd.	167,717
191,884	Tabcorp Holdings Ltd.	713,069
63,361	Tassal Group Ltd.	198,382
341,492	Tatts Group Ltd.	1,071,802
42,660	Technology One Ltd.	184,790
62,289	Ten Network Holdings Ltd.(d)	54,200
111,348	TFS Corp. Ltd.	137,928
60,571	Thorn Group Ltd.	61,221
4,364	Tiger Resources Ltd.(d)	133
70,044	Tox Free Solutions Ltd.	141,059
155,842	Treasury Wine Estates Ltd.	1,142,867
157,780	Troy Resources Ltd.(d)	62,350
33,081	UGL Ltd.(d)	61,843
28,287	Village Roadshow Ltd.	115,652
492,324	Virgin Australia Holdings Ltd.(d)	89,794
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
21,545	Virtus Health Ltd.	126,564
100,763	Vocus Communications Ltd.	683,812
8,496	Webjet Ltd.	49,392
55,634	Western Areas NL	115,422
19,953	Whitehaven Coal Ltd.(d)	25,550
23,188	Worleyparsons Ltd.	130,048
65,654	WPP AUNZ Ltd.	62,866
		108,878,119
AUSTRIA — 0.1%
1,036	Agrana Beteiligungs AG	115,211
401	AMAG Austria Metall AG	14,808
16,739	ams AG	555,261
10,618	Andritz AG	541,317

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
AUSTRIA (continued)
9,271	Austria Technologie & Systemtechnik AG	$109,921
6,441	BUWOG AG	156,191
661	CA Immobilien Anlagen AG	12,415
827	DO & CO AG	65,239
3,052	EVN AG	35,657
1,397	Lenzing AG	146,408
1,068	Mayr Melnhof Karton AG	117,087
8,170	Oesterreichische Post AG	285,075
101,173	OMV AG	2,688,106
1,990	Palfinger AG	59,314
5,197	POLYTEC Holding AG	43,101
6,198	RHI AG	128,644
516	Rosenbauer International AG	29,421
5,208	S IMMO AG	50,365
1,691	Schoeller-Bleckmann Oilfield Equipment AG	103,678
2,386	Semperit AG Holding	77,359
19,252	Strabag SE	602,022
2,205	UNIQA Insurance Group AG	13,657
4,874	Verbund AG	76,288
6,198	Vienna Insurance Group AG Wiener Versicherung Gruppe	123,066
38,117	Voestalpine AG	1,343,225
23,351	Wienerberger AG	360,270
1,597	Wolford AG	45,708
4,663	Zumtobel Group AG	70,769
		7,969,583
BELGIUM — 0.2%
10,580	Ackermans & van Haaren NV	1,280,435
383	Aedifica SA REIT	30,359
38,172	Ageas	1,284,349
38,236	AGFA - Gevaert NV(d)	138,162
120	Banque Nationale de Belgique	381,016
1,108	Barco NV	85,263
10,243	Bekaert SA	469,349
1,691	Bpost SA	44,286
2,364	Cie d’Entreprises CFE	217,780
1,352	Cie Immobiliere de Belgique SA(d)	78,857
1,148	Cofinimmo SA REIT	143,299
15,654	Colruyt SA	873,138
18,761	Deceuninck NV	44,278
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
5,755	D’ieteren SA NV	252,218
9,725	Econocom Group SA	127,373
2,295	Elia System Operator SA NV	122,300
10,018	Euronav NV	86,241
5,314	Exmar NV	37,352
9,478	Fagron NV(d)	75,977
2,849	Galapagos NV(d)	155,151
972	Intervest Offices & Warehouses NV REIT	27,651
151	Jensen-Group NV	4,389
Shares		Value
BELGIUM (continued)
2,543	Kinepolis Group NV	$113,638
107	Lotus Bakeries	215,328
4,521	Melexis NV	296,851
19,428	Mobistar SA(d)	470,903
8,934	Nyrstar NV(d)	81,444
29,109	Proximus SADP	908,466
704	RealDolmen	17,320
8,109	Recticel SA	42,111
118	Resilux	18,852
30	Retail Estates NV REIT	2,732
3,766	Sioen Industries NV	85,850
1,917	Sipef NV	102,949
16,221	Solvay SA	1,683,125
3,406	Telenet Group Holding NV(d)	161,551
7,663	Tessenderlo Chemie NV(d)	260,531
21,152	Umicore SA	1,223,550
1,138	Van de Velde NV	82,953
6,098	Viohalco SA(d)	9,115
916	Warehouses De Pauw CVA REIT	94,442
		11,830,934
BERMUDA — 0.9%
275,000	Argo Group International Holdings Ltd.(c)	14,269,750
400,000	Endurance Specialty Holdings Ltd.	27,052,000
2,862	Frontline Ltd.	22,388
102,290	Hiscox Ltd.	1,434,985
52,100	James River Group Holdings Ltd.	1,753,685
113,807	Validus Holdings Ltd.	5,625,480
197,400	Wilson Sons Ltd. - BDR(c)	2,009,067
		52,167,355
BRAZIL — 0.3%
2,300	Aliansce Shopping Centers SA	10,250
2,400	Alpargatas SA - Preference Shares	8,586
9,031	Banco ABC Brasil SA - Preference Shares	39,245
439	Banco ABC Brasil SA - Receipt(d)	1,908
15,800	Banco Daycoval SA - Preference Shares	43,954
18,087	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	60,245
16,000	Banco Industrial e Comercial SA - Preference Shares(b)(c)(d)	40,908
20,647	Banco Pine SA - Preference Shares	27,382
16,200	Banco Sofisa SA - Preference Shares	21,134
21,905	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	128,766

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
BRAZIL (continued)
23,909	BR Malls Participacoes SA(d)	$103,824
25,718	Braskem SA - Class A, Preference Shares	147,848
15,300	Centrais Eletricas Brasileiras SA(d)	82,766
13,800	Centrais Eletricas Brasileiras SA - Preference B Shares(d)	95,337
3,200	Centrais Eletricas Santa Catarina - Preference Shares	15,100
36,400	CETIP SA - Mercados Organizados	488,342
15,726	Cia Brasileira de Distribuicao - Preference Shares	237,655
1,900	Cia de Gas de Sao Paulo - Class A, Preference Shares	33,044
11,500	Cia de Saneamento Basico do Estado de Sao Paulo	108,885
4,000	Cia de Saneamento do Parana - Preference Shares	7,242
1,857	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	39,415
13,100	Cia Energetica de Minas Gerais - Preference Shares	36,766
10,800	Cia Energetica de Sao Paulo - Class B, Preference Shares	46,232
2,075	Cia Energetica do Ceara - Class A, Preference Shares	31,352
30,206	Cia Hering	172,159
5,800	Cia Paranaense de Energia - Class B, Preference Shares	57,653
7,300	Cosan SA Industria e Comercio	76,886
9,841	CPFL Energia SA	69,198
18,088	Cyrela Brazil Realty SA Empreendimentos e Participacoes	62,313
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,258
64,695	Duratex SA	194,939
19,751	EDP - Energias do Brasil SA	87,595
216,620	Embraer SA	994,779
10,069	Equatorial Energia SA	171,729
29,000	Estacio Participacoes SA	159,561
44,700	Even Construtora e Incorporadora SA	62,727
24,025	Ez Tec Empreendimentos e Participacoes SA	133,299
38,678	Fibria Celulose SA	236,310
3,000	Fleury SA	28,951
11,700	Gerdau SA	19,666
115,300	Gerdau SA - Preference Shares	276,302
8,500	Grendene SA	44,775
15,700	Hypermarcas SA	133,884
15,100	Iguatemi Empresa de Shopping Centers SA	142,273
5,272	Iochpe-Maxion SA	28,617
4,434	JHSF Participacoes SA(d)	2,516
Shares		Value
BRAZIL (continued)
100	JSL SA	$304
34,900	Klabin SA - Units	184,058
214,184	Kroton Educacional SA	964,436
246,600	Linx SA	1,413,858
14,075	Localiza Rent a Car SA	174,114
26,460	Lojas Americanas SA	106,904
68,760	Lojas Americanas SA - Preference Shares	407,801
75,100	Lojas Renner SA	630,697
3,300	M Dias Branco SA	119,587
249,500	Mahle-Metal Leve SA	2,059,929
82,243	Marcopolo SA - Preference Shares(d)	78,124
62,584	Marfrig Global Foods SA(d)	110,020
4,950	Marisa Lojas SA(d)	12,671
9,300	Minerva SA(d)	27,650
14,500	MRV Engenharia e Participacoes SA	60,148
4,650	Multiplan Empreendimentos Imobiliarios SA	90,622
5,300	Multiplus SA	70,484
11,500	Natura Cosmeticos SA	120,306
24,900	Odontoprev SA	99,910
119,600	Ouro Fino Saude Animal Participacoes SA(c)	1,527,091
38,355	Porto Seguro SA	336,068
4,900	Qualicorp SA	32,265
21,309	Raia Drogasil SA	439,074
6,200	Rodobens Negocios Imobiliarios SA	13,500
1,250	Santos Brasil Participacoes SA - Units	5,420
9,400	Sao Martinho SA	153,449
10,100	SLC Agricola SA	46,538
121,173	Sul America SA - Units	649,515
61,653	Suzano Papel e Celulose SA - Class A, Preference Shares	188,245
31,700	Tim Participacoes SA	82,027
11,821	Totvs SA	120,675
4,500	Transmissora Alianca de Energia Eletrica SA - Units	35,890
66,116	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(d)	75,447
8,958	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	80,507
2,499	Via Varejo SA	5,187
		15,536,097
CAMBODIA — 0.0%
416,000	NagaCorp Ltd.	284,182
CANADA — 2.4%
8,517	5N Plus, Inc.(d)	13,046
2,275	Absolute Software Corp.	13,922
908	Acadian Timber Corp.	12,553

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CANADA (continued)
83,136	Advantage Oil & Gas Ltd.(d)	$525,948
27,538	Aecon Group, Inc.	366,780
1,900	AG Growth International, Inc.	60,799
30,884	AGF Management Ltd. - Class B	120,635
3,110	AGT Food & Ingredients, Inc.	75,437
14,900	Aimia, Inc.	98,029
2,500	Air Canada(d)	17,214
800	AirBoss of America Corp.	8,682
1,100	Akita Drilling Ltd. - Class A	6,744
40,968	Alamos Gold, Inc. - Class A	382,491
7,634	Alaris Royalty Corp.	135,940
2,681	Algoma Central Corp.	22,875
44,100	Algonquin Power & Utilities Corp.	412,408
30,358	AltaGas Ltd.	773,337
4,000	Altus Group Ltd.	72,301
11,915	Amaya, Inc.(d)	184,431
7,300	Atco Ltd. - Class I	275,137
21,880	Athabasca Oil Corp.(d)	20,612
12,100	ATS Automation Tooling Systems, Inc.(d)	92,396
2,554	AutoCanada, Inc.	41,567
5,900	Avigilon Corp.(d)	59,965
267,386	B2Gold Corp.(d)	837,597
4,279	Badger Daylighting Ltd.	67,250
46,920	Bankers Petroleum Ltd.(d)	72,591
36,000	Banro Corp.(d)	14,338
44,670	Baytex Energy Corp.	209,725
839	Baytex Energy Corp.	3,927
37,600	Bellatrix Exploration Ltd.(d)	32,254
67,000	Birchcliff Energy Ltd.(d)	484,418
6,842	Bird Construction, Inc.	70,587
9,550	Black Diamond Group Ltd.	37,084
176,217	BlackBerry Ltd.(d)	1,336,153
91,800	BlackPearl Resources, Inc.(d)	71,013
1,600	Boardwalk Real Estate Investment Trust, REIT	68,735
18,500	Bombardier, Inc. - Class A(d)	33,298
104,646	Bombardier, Inc. - Class B(d)	157,091
27,185	Bonavista Energy Corp.	73,290
11,285	Bonterra Energy Corp.	213,919
8,200	Boralex, Inc. - Class A	125,294
3,200	BRP, Inc.(d)	51,959
1,583,604	CAE, Inc.	21,128,466
16,500	Calfrac Well Services Ltd.	37,533
3,825	Callidus Capital Corp.	48,367
111,812	Cameco Corp.	1,068,750
25,425	Canaccord Genuity Group, Inc.	92,108
46,850	Canacol Energy Ltd.(d)	142,454
6,800	Canadian Apartment Properties REIT	170,046
45,555	Canadian Energy Services & Technology Corp.	122,815
3,400	Canadian Real Estate Investment Trust	130,334
54,100	Canadian Western Bank	1,044,998
Shares		Value
CANADA (continued)
12,732	Canam Group, Inc. - Class A	$102,488
26,643	Canfor Corp.(d)	316,292
13,488	Canfor Pulp Products, Inc.	107,747
8,000	CanWel Building Materials Group Ltd.	37,805
44,088	Canyon Services Group, Inc.	163,433
6,900	Capital Power Corp.	110,979
72,367	Capstone Mining Corp.(d)	47,666
43,552	Cascades, Inc.	326,227
1,000	CCL Industries, Inc. - Class B	178,991
31,157	Celestica, Inc.(d)	345,062
88,526	Centerra Gold, Inc.	522,077
2,955	Cervus Equipment Corp.	25,575
4,700	Chartwell Retirement Residences - Units	57,092
28,569	Chinook Energy, Inc.(d)	11,159
9,300	CI Financial Corp.	190,110
7,377	Cineplex, Inc.	287,475
3,297	Clearwater Seafoods, Inc. - Units	36,666
6,800	Cogeco Communications Inc.	334,675
3,464	Cogeco, Inc.	139,526
9,700	Colliers International Group, Inc.	400,437
6,500	Cominar Real Estate Investment Trust	89,013
15,425	Computer Modelling Group Ltd.	117,077
1,912	Corby Spirit and Wine Ltd.	30,020
28,574	Corus Entertainment, Inc. - Class B	282,315
50,217	Cott Corp.	748,457
63,146	Crew Energy, Inc.(d)	267,451
94,658	Delphi Energy Corp.(d)	68,874
10,500	Denison Mines Corp.(d)	5,629
6,900	Descartes Systems Group, Inc. (The)(d)	139,147
35,700	Detour Gold Corp.(d)	933,480
19,768	DH Corp.	488,276
1,071	DHX Media Ltd. - Variable Voting	5,758
1,759	DirectCash Payments, Inc.	18,026
38,640	Dominion Diamond Corp.	354,838
11,696	Dominion Diamond Corp.	107,486
11,361	Dorel Industries, Inc. - Class B	327,608
2,900	Dream Office Real Estate Investment Trust	42,024
34,225	Dundee Precious Metals, Inc.(d)	103,017
683	E-L Financial Corp. Ltd.	347,869
183,999	Eldorado Gold Corp.	753,950
32,269	Empire Co. Ltd. - Class A	514,070
25,585	Enbridge Income Fund Holdings, Inc.	636,857
8,100	Endeavour Silver Corp.(d)	39,208
18,173	EnerCare, Inc.	244,831
43,875	Enerflex Ltd.	383,757

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CANADA (continued)
4,736	Energy Fuels, Inc.(d)	$10,519
2,342	Enghouse Systems Ltd.	95,732
36,417	Ensign Energy Services, Inc.	201,100
7,766	Entertainment One Ltd.	20,278
14,642	Epsilon Energy Ltd.(d)	35,830
3,442	Equitable Group, Inc.	143,016
20,491	Essential Energy Services Trust(d)	11,300
1,900	Evertz Technologies Ltd.	25,728
889	Exactearth Ltd(d)	919
3,224	Exchange Income Corp.	83,190
5,600	Exco Technologies Ltd.	54,042
38	EXFO, Inc.(d)	128
10,800	Extendicare, Inc.	67,911
3,100	Fiera Capital Corp.	30,249
76,082	Finning International, Inc.	1,233,022
7,834	First Capital Realty Inc.	139,142
26,208	First Majestic Silver Corp.(d)	454,447
144,796	First Quantum Minerals Ltd.	1,252,056
9,700	FirstService Corp. - Voting Shares	478,072
35,000	Fortuna Silver Mines, Inc.(d)	305,059
1,088	Gamehost, Inc.	8,241
23,321	Genworth MI Canada, Inc.	622,834
36,082	Gibson Energy, Inc.	411,766
5,865	Gluskin Sheff + Associates, Inc.	79,778
2,537	GMP Capital, Inc.	10,396
61,130	Golden Star Resources Ltd.(d)	48,224
72,974	Gran Tierra Energy, Inc.(d)	202,325
18,096	Granite Oil Corp.	99,236
10,752	Great Canadian Gaming Corp.(d)	153,335
8,500	H&R Real Estate Investment Trust	151,361
8,874	Heroux-Devtek, Inc.(d)	103,580
3,040	High Liner Foods, Inc.	46,613
2,065	HNZ Group, Inc.	21,193
21,000	Home Capital Group, Inc.	446,812
26,227	Horizon North Logistics, Inc.	37,764
53,764	HudBay Minerals, Inc.	268,069
43,300	Hudson’s Bay Co.	544,214
80,964	IAMGOLD Corp.(d)	417,951
9,300	IMAX Corp.(d)	293,787
18,778	Imperial Metals Corp.(d)	110,598
29,200	Industrial Alliance Insurance and Financial Services, Inc.	950,484
19,579	Innergex Renewable Energy, Inc.	234,531
11,529	Interfor Corp.(d)	127,595
15,926	Intertape Polymer Group, Inc.	257,007
18,416	Jean Coutu Group PJC, Inc. (The) Class A	266,723
10,100	Just Energy Group, Inc.	62,736
1,300	K-Bro Linen, Inc.	44,059
20,366	Keyera Corp.	584,627
Shares		Value
CANADA (continued)
1,953	Kingsway Financial Services, Inc.(d)	$10,740
150,145	Kinross Gold Corp.(d)	776,225
36,600	Kirkland Lake Gold, Inc.(d)	312,557
16,100	Klondex Mines Ltd.(d)	75,959
14,535	Laurentian Bank of Canada	538,919
8,626	Leon’s Furniture Ltd.	102,403
17,910	Linamar Corp.	710,968
6,511	Liquor Stores N.A. Ltd.	46,178
70,300	Lucara Dianmond Corp.(d)	216,987
47,595	Lundin Mining Corp.(d)	199,034
7,862	MacDonald Dettwiler & Associates Ltd.	515,683
7,130	Magellan Aerospace Corp.	95,511
500	Mainstreet Equity Corp.(d)	13,116
24,900	Major Drilling Group International, Inc.	142,079
152,729	Mandalay Resources Corp.	132,182
10,028	Manitoba Telecom Services, Inc.	296,236
19,300	Maple Leaf Foods, Inc.	439,318
38,298	Martinrea International, Inc.	255,486
6,800	Medical Facilities Corp.	112,496
44,700	MEG Energy Corp.(d)	189,324
3,348	Melcor Developments Ltd.	36,925
8,058	Merus Labs International, Inc.(d)	10,739
13,200	Methanex Corp.(e)	369,863
3,903	Methanex Corp.(e)	109,469
11,507	Mitel Networks Corp.(d)	84,255
10,302	Morneau Shepell, Inc.	146,759
2,186	MTY Food Group, Inc.	68,343
35,100	Mullen Group Ltd.	422,066
127,236	Nevsun Resources Ltd.	420,985
7,829	New Flyer Industries, Inc.	248,544
200,658	New Gold, Inc.(d)	1,041,980
20,348	Newalta Corp.	37,715
4,802	Norbord, Inc.	121,002
498	North American Energy Partners, Inc.	1,282
10,846	North West Co. Inc., (The)	253,363
16,129	Northland Power, Inc.	303,025
329,711	Northview Apartment Real Estate Investment Trust	5,702,044
65,000	NuVista Energy Ltd.(d)	315,130
9,240	Osisko Gold Royalties Ltd.	122,714
1,900	Ovivo, Inc.(d)	5,792
9,400	Painted Pony Petroleum Ltd.(d)	62,132
26,536	Pan American Silver Corp.	517,855
12,837	Pan American Silver Corp.	250,322
4,839	Paramount Resources Ltd. - Class A(d)	45,586
54,424	Parex Resources, Inc.(d)	527,713
18,488	Parkland Fuel Corp.	328,087
14,000	Pason Systems, Inc.	187,539
114,622	Pengrowth Energy Corp.	171,189

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CANADA (continued)
65,445	Penn West Petroleum Ltd.	$82,705
131,919	Peyto Exploration & Development Corp.(c)	3,748,474
5,653	Pizza Pizza Royalty Corp.	65,291
2,100	Points International Ltd.(d)	19,462
126,430	Precision Drilling Corp.	539,360
6,936	Premium Brands Holdings Corp.	299,242
26,929	Primero Mining Corp.(d)	61,256
9,335	Pulse Seismic, Inc.	17,016
6,200	Pure Industrial Real Estate Trust REIT	25,927
26,700	Quebecor, Inc. - Class B	822,482
14,785	Questerre Energy Corp. - Class A(d)	2,208
7,600	Raging River Exploration Inc.(d)	60,246
10,943	RB Energy, Inc.(c)(d)	11
13,400	Redknee Solutions, Inc.(d)	16,934
10,717	Reitmans (Canada) Ltd. - Class A	36,116
13,200	Richelieu Hardware Ltd.	275,394
20,367	Richmont Mines, Inc.(d)	226,655
400,000	Ritchie Bros Auctioneers, Inc.(e)	13,280,000
238,556	Ritchie Bros. Auctioneers, Inc.(e)	7,911,366
59,932	RMP Energy, Inc.(d)	52,328
2,900	Rocky Mountain Dealerships, Inc.	15,970
26,754	Rogers Sugar, Inc.	127,249
15,500	Russel Metals, Inc.	280,167
33,588	Sandstorm Gold Ltd.(d)	190,623
125,000	Sandvine Corp.	312,105
2,551	Sears Canada, Inc.(d)	6,837
33,553	Secure Energy Services, Inc.	201,732
118,801	SEMAFO, Inc.(d)	639,659
11,917	Seven Generations Energy Ltd. - Class A(d)	250,087
11,300	ShawCor Ltd.	257,737
76,500	Sherritt International Corp.	50,389
2,282	Sienna Senior Living, Inc.	30,569
12,100	Sierra Wireless, Inc.(d)	215,004
48,544	Silver Standard Resources, Inc.(d)	677,419
3,400	Smart Real Estate Investment Trust	100,283
31,428	Spartan Energy Corp.(d)	78,952
19,231	Sprott, Inc.	36,381
4,087	Stantec, Inc.	104,055
3,200	Stantec, Inc.	81,443
7,060	Stella-Jones, Inc.	251,708
500	Strad Energy Services Ltd.	597
18,500	Street Capital Group, Inc.(d)	20,262
2,100	Stuart Olson, Inc.	10,519
22,548	Student Transportation, Inc.	118,642
19,026	SunOpta, Inc.(d)	106,959
Shares		Value
CANADA (continued)
21,000	Superior Plus Corp.	$183,518
42,709	Surge Energy, Inc.	75,889
21,013	Taseko Mines Ltd.(d)	11,588
68,695	Teck Resources Ltd. - Class B	1,094,890
29,951	Tembec, Inc.(d)	23,628
175,990	Teranga Gold Corp.(d)	148,270
42,529	Teranga Gold Corp. - CDI(d)	35,390
8,624	TMX Group Ltd.	384,749
26,912	TORC Oil & Gas Ltd.	145,520
20,645	Toromont Industries Ltd.	619,832
10,300	Torstar Corp. - Class B	11,912
21,650	Total Energy Services, Inc.	212,247
64,386	Tourmaline Oil Corp.(d)	1,649,532
13,378	Transalta Corp.	63,947
10,100	TransAlta Corp.	48,193
305,417	Transalta Renewables, Inc.	3,295,926
30,590	Transcontinental, Inc. - Class A	440,698
21,164	TransForce, Inc.	414,802
13,500	TransGlobe Energy Corp.	21,920
5,600	Trilogy Energy Corp.(d)	24,147
34,472	Trinidad Drilling Ltd.	60,989
6,497	Uni-Select, Inc.	158,488
3,080	Valener, Inc.	53,219
32,400	Veresen, Inc.	274,208
9,795	Vermilion Energy, Inc.	326,369
1,936	Vermilion Energy, Inc.	64,501
8,202	Wajax Corp.	88,638
89,702	Waste Connections, Inc.	6,683,452
393	Waste Connections, Inc.	29,242
20,400	Wesdome Gold Mines Ltd.(d)	30,311
15,700	West Fraser Timber Co. Ltd.	539,426
14,897	Western Energy Services Corp.	35,940
130,438	Western Forest Products, Inc.	213,792
6,800	Westjet Airlines Ltd.	119,787
10,013	Westshore Terminals Investment Corp.	145,864
7,900	Whistler Blackcomb Holdings, Inc.	151,629
129,244	Whitecap Resources, Inc.	959,196
91,300	Wi-Lan, Inc.	166,426
4,348	Winpak Ltd.	148,358
265,521	WSP Global, Inc.	7,959,631
416	Xtreme Drilling & Coil Services Corp.(d)	768
399,266	Yamana Gold, Inc.	2,284,316
19,314	Yellow Pages Ltd.(d)	279,137
6,007	ZCL Composites, Inc.	41,315
		132,300,982
CHILE — 0.0%
79,358	AES Gener SA	38,197
208,255	Aguas Andinas SA - Class A	125,672
487	Banco de Credito e Inversiones	21,975
109,821	Banmedica SA	215,566
2,962	Cia Cervecerias Unidas SA	33,803
54,166	Colbún SA	13,312

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CHILE (continued)
45,839	E.Cl SA	$85,222
9,007	Embotelladora Andina SA - Class B, Preference Shares	35,635
43,620	Empresa Nacional de Telecomunicaciones SA(d)	429,763
11,402	Forus SA	40,921
11,230	Gas Natural Chile SA	59,988
11,230	Gasco SA	28,819
282,124	Inversiones Aguas Metropolitanas SA	483,487
28,820,129	Itau CorpBanca	250,935
31,424	LATAM Airlines Group SA - BDR(d)	274,039
43,624	Multiexport Foods SA(d)	10,329
36,535	Parque Arauco SA	80,922
22,204	PAZ Corp. SA	13,024
154,380	Sigdo Koppers SA	207,051
1,023	Sociedad Matriz SAAM SA	81
34,456	Sonda SA	63,159
29,577	Vina Concha y Toro SA	50,394
		2,562,294
CHINA — 1.2%
621,500	AAC Technologies Holdings, Inc.	5,799,727
597,250	Agile Property Holdings Ltd.	341,796
58,000	Aluminum Corp. of China Ltd. - H Shares(d)	18,689
182,000	Angang Steel Co. Ltd. - H Shares(d)	88,908
2,000	Anhui Expressway Co. Ltd. - H Shares	1,549
104,000	ANTA Sports Products Ltd.	231,635
174,000	Anton Oilfield Services Group(d)	16,372
415,500	Asia Cement China Holdings Corp.	84,081
96,000	Aupu Group Holding Co. Ltd.	31,677
140,000	AVIC International Holdings Ltd.	82,105
280,000	AviChina Industry & Technology Co. - H Shares	204,991
14,000	Bank of Chongqing Co. Ltd. - H Shares	10,502
5,951	Baoxin Auto Group Ltd.(b)(c)(d)	4,265
104,000	Baoye Group Co. Ltd. - H Shares	75,335
490,000	BBMG Corp. - H Shares	179,367
614,000	Beijing Capital International Airport Co. Ltd. - H Shares	708,303
434,000	Beijing Capital Land Ltd. - H Shares	165,581
184,000	Beijing North Star Co. Ltd. - H Shares	56,445
943,000	Belle International Holdings Ltd.	623,529
Shares		Value
CHINA (continued)
1,452,500	Bloomage BioTechnology Corp. Ltd.	$2,400,115
3,621,000	Boer Power Holdings Ltd.	1,437,497
452,000	BYD Electronic International Co. Ltd.(d)	343,731
358,656	Central China Real Estate Ltd.	69,804
23,000	Central China Securities Co. Ltd.	9,664
32,000	Changshouhua Food Co. Ltd.	13,982
118,000	Chaowei Power Holdings Ltd.	76,199
908,000	Chigo Holding Ltd.(d)	9,831
70,000	China Animal Healthcare Ltd.(b)(c)(d)	8,797
715,000	China Aoyuan Property Group Ltd.	151,139
64,000	China BlueChemical Ltd. - H Shares	12,786
562,000	China Communications Services Corp. Ltd. - H Shares	304,962
37,500	China Conch Venture Holdings Ltd.	71,729
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares(d)	12,477
65,000	China Dredging Environment Protection Holdings Ltd.(d)	6,284
5,675,900	China Everbright Water Ltd.	2,540,121
61,000	China Evergrande Group	38,447
589,500	China Galaxy Securities Co. Ltd. - H Shares	509,840
36,800	China Gold International Resources Corp. Ltd.(d)	69,617
23,308	China Great Star International Ltd.(d)	40,263
259,000	China Hongqiao Group Ltd.	172,925
140,000	China Huishan Dairy Holdings Co. Ltd.	55,037
151,500	China Huiyuan Juice Group Ltd.(d)	52,333
37,700	China International Marine Containers Group Co. Ltd. - H Shares	43,442
32,000	China ITS Holdings Co. Ltd.(d)	2,846
466,000	China Lesso Group Holdings. Ltd.	263,681
66,000	China Lilang Ltd.	42,535
111,000	China Longyuan Power Group Corp. - H Shares	88,990
156,000	China Machinery Engineering Corp. - H Shares	97,520
135,000	China Medical System Holdings Ltd.	198,366
183,000	China Mengniu Dairy Co. Ltd.	305,692
16,000	China Modern Dairy Holdings Ltd.	2,104
638,084	China National Building Material Co. Ltd. - H Shares	292,790
544,000	China National Materials Co. Ltd. - H Shares	133,223

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CHINA (continued)
196,000	China Oilfield Services Ltd.	$152,841
648,400	China SCE Property Holdings Ltd.	137,061
309,488	China Shanshui Cement Group Ltd.(b)(c)(d)	108,391
49,000	China Shineway Pharmaceutical Group Ltd.	51,726
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	200,682
600,000	China Shipping Development Co. Ltd., H Shares	339,503
388,000	China Southern Airlines Co. Ltd. - H Shares	256,053
85,000	China Suntien Green Energy Corp. Ltd. - H Shares	9,751
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	4,281
101,500	China ZhengTong Auto Services Holdings Ltd.	41,341
330,000	China Zhongwang Holdings Ltd.	147,170
144,000	Chinasoft International Ltd.(d)	58,094
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	29,581
706,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	370,362
58,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	8,747
671,600	Coolpad Group Ltd.(d)	117,727
1,024,443	Country Garden Holdings Co. Ltd.	417,256
4,949,000	CPMC Holdings Ltd.(c)	2,168,823
250,000	CSPC Pharmaceutical Group Ltd.	216,217
9,994,000	CT Environmental Group Ltd.	3,040,039
104,000	Da Ming International Holdings, Ltd.(d)	31,501
713,000	Dalian Port PDA Co. Ltd. - H Shares	149,798
192,000	Daphne International Holdings Ltd.(d)	24,747
54,000	Datang International Power Generation Co. Ltd. - H Shares	13,990
37,200	Dongfang Electric Corp. Ltd. - H Shares	29,440
459,000	Dongyue Group Ltd.(b)(c)	81,052
2,366,000	Dynagreen Environmental Protection Group Co. Ltd.	1,119,202
44,000	ENN Energy Holdings Ltd.	209,554
774,000	Fantasia Holdings Group Co. Ltd.	106,746
651,000	FIH Mobile Ltd.	221,520
4,259,000	Fu Shou Yuan International Group Ltd.	2,854,558
497,600	Fufeng Group Ltd.	171,887
Shares		Value
CHINA (continued)
2,020,000	Geely Automobile Holdings Ltd.	$1,327,851
86,000	Golden Eagle Retail Group Ltd.	96,548
1,180,600	GOME Electrical Appliances Holdings Ltd.	143,040
144,000	Goodbaby International Holdings Ltd.	65,333
201,000	Greatview Aseptic Packaging Co. Ltd.	104,148
41,000	Greenland Hong Kong Holdings Ltd.(d)	12,260
225,500	Greentown China Holdings Ltd.(d)	163,347
238,000	Guangshen Railway Co. Ltd. - H Shares	116,570
18,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	44,592
288,800	Guangzhou R&F Properties Co. Ltd. - H Shares	437,012
756,000	Haitian International Holdings Ltd.	1,266,756
152,000	Harbin Electric Co. Ltd. - H Shares	69,942
11,000	HNA Infrastructure Company Ltd.	11,810
82,000	HOSA International Ltd.	27,797
82,000	Huadian Fuxin Energy Corp. Ltd.	19,025
74,000	Huadian Power International Corp. Ltd. - H Shares	35,005
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	518,478
113,000	Huishang Bank Corp. Ltd. - H Shares	53,307
102,000	Intime Retail Group Co. Ltd.	80,328
156,000	Jiangnan Group Ltd.	27,346
50,000	Jiangsu Expressway Co. Ltd. - H Shares	70,633
236,000	Jiangxi Copper Co. Ltd. - H Shares	270,422
1,235,000	Kaisa Group Holdings Ltd.(b)(c)(d)	46,561
164,000	Kingdee International Software Group Co. Ltd.(d)	51,789
465,000	KWG Property Holding Ltd.	287,688
106,000	Lenovo Group Ltd.	68,586
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	36,478
128,000	Lifetech Scientific Corp.(d)	23,757
7,800	Livzon Pharmaceutical Group, Inc.	38,656
74,000	Logan Property Holdings Co. Ltd.	28,233
528,500	Longfor Properties Co. Ltd.	722,069
652,000	Lonking Holdings Ltd.	96,644
130,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	28,988

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CHINA (continued)
512,000	Maoye International Holdings Ltd.	$49,495
6,471,000	Microport Scientific Corp.(c)(d)	3,503,068
132,000	Minth Group Ltd.	427,047
80,000	NVC Lighting Holdings Ltd.	8,558
54,000	O-Net Technologies Group Ltd.(d)	20,533
49,800	Pacific Online Ltd.	12,902
197,000	Powerlong Real Estate Holdings Ltd.	44,436
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,716
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,271
3,828,145	Renhe Commercial Holdings Co. Ltd.(d)	97,204
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	34,479
10,766,806	Semiconductor Manufacturing International Corp.(d)	874,290
70,000	Shandong Chenming Paper Holdings Ltd. - H Shares	58,646
28,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	15,627
18,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	45,353
229,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	75,049
123,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	293,370
32,000	Shenzhen Expressway Co. Ltd. - H Shares	30,151
66,000	Shenzhou International Group Holdings Ltd.	347,933
706,381	Shui On Land Ltd.	190,289
64,000	Sichuan Expressway Co. Ltd. - H Shares	21,943
360,000	Sihuan Pharmaceutical Holdings Group Ltd.	81,202
52,900	Sino Grandness Food Industry Group Ltd.	23,082
1,436,062	Sino-Ocean Land Holdings Ltd.	607,120
119,000	Sinopec Engineering Group Co. Ltd.	103,686
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	109,136
2,112,000	Sinosoft Technology Group Ltd.	1,159,662
405,000	Sinotrans Ltd. - H Shares	185,315
334,000	Sinotruk Hong Kong Ltd.	148,953
364,000	SOHO China Ltd.	167,962
6,000	Springland International Holdings Ltd.	742
352,000	Sunac China Holdings Ltd.	220,953
2,217,000	Sunny Optical Technology Group Co. Ltd.	8,829,823
Shares		Value
CHINA (continued)
76,000	TCL Communication Technology Holdings Ltd.	$68,375
36,000	Tian Shan Development Holdings Ltd.	13,503
340,000	Tiangong International Co. Ltd.	25,418
164,000	Tianneng Power International Ltd.	112,668
186,000	Tingyi Cayman Islands Holding Corp.	160,866
1,816,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,865,003
22,800	Tonly Electronics Holdings Ltd.	10,374
912,500	Travelsky Technology Ltd. - H Shares	1,747,751
210,000	Trigiant Group Ltd.	33,834
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,057
20,000	Tsingtao Brewery Co. Ltd. - H Shares	70,504
63,400	Uni-President China Holdings Ltd.	48,622
124,000	Universal Health International Group Holding Ltd.	6,633
439,200	V1 Group Ltd.	22,361
119,000	Weichai Power Co. Ltd. - H Shares	142,645
177,000	Weiqiao Textile Co. - H Shares	140,990
496,000	Welling Holding Ltd.	92,700
1,066,000	West China Cement Ltd.(d)	100,302
582,000	Wuzhou International Holdings Ltd.(d)	58,512
626,000	Xiamen International Port Co. Ltd. - H Shares	119,416
74,000	Xingda International Holdings Ltd.	19,076
138,000	Xingye Copper International Group Ltd.(d)	15,831
62,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	84,340
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	23,495
212,000	Xinyi Solar Holdings Ltd.	81,156
283,000	Xiwang Special Steel Co. Ltd.(d)	24,075
149,000	XTEP International Holdings Ltd.	76,628
52,000	Yanzhou Coal Mining Co. Ltd. - H Shares	31,971
5,632,500	Yestar International Holdings Co. Ltd.	2,461,097
49,500	Youyuan International Holdings Ltd.	13,973
370,000	Yuanda China Holdings Ltd.(d)	10,969
531,760	Yuzhou Properties Co. Ltd.	157,642
159,000	Zall Development Group Ltd.(d)	82,181

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
CHINA (continued)
97,500	Zhaojin Mining Industry Co. Ltd. - H Shares	$111,847
96,000	Zhejiang Expressway Co. Ltd. - H Shares	99,113
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
166,000	Zhong An Real Estate Ltd.(d)	14,977
23,000	Zhongsheng Group Holdings Ltd.	14,170
24,000	Zhuzhou CRRC Times Electric Co. Ltd.	132,398
43,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	14,576
		65,000,311
CURACAO — 0.0%
71,060	Mouwasat Medical Services Co.(d)	2,472,624
DENMARK — 0.6%
13,506	ALK-Abello A/S	1,930,429
26,508	Alm Brand A/S	179,680
8,231	Amagerbanken A/S(b)(c)(d)	0
1,801	Ambu A/S - B Shares	76,603
1,663	Bang & Olufsen A/S(d)	18,246
2,210	Bavarian Nordic A/S(d)	84,201
1,079	Brodrene Hartmann A/S	46,867
308,793	Chr. Hansen Holding A/S	19,427,336
5,133	D/S Norden A/S(d)	76,838
10,570	Dfds A/S	483,101
23,297	DSV A/S	1,037,126
9,621	FLSmidth & Co. A/S	386,804
3,180	Genmab A/S(d)	576,396
66,435	GN Store Nord A/S	1,255,101
8,562	H. Lundbeck A/S(d)	348,088
1,804	H+H International A/S - Class B(d)	19,522
825	Harboes Bryggeri A/S - Class B	17,979
2,037	IC Group A/S	51,281
49,515	ISS A/S	1,909,589
17,993	Jyske Bank A/S	748,272
2,046	Matas A/S	36,132
6,510	NKT Holding A/S	335,893
1,470	Nordjyske Bank A/S	20,326
10,150	Per Aarsleff A/S	237,978
1,300	Ringkjoebing Landbobank A/S	269,630
1,648	Rockwool International A/S - Class B	312,086
9,265	Royal Unibrew A/S	426,102
7,654	Santa Fe Group A/S(d)	69,597
7,068	Schouw & Co.	410,044
8,811	SimCorp A/S	456,074
1,324	Solar A/S - Class B	67,657
21,891	Spar Nord Bank A/S	180,957
19,282	Sydbank A/S	517,873
219,403	TDC A/S	1,154,796
Shares		Value
DENMARK (continued)
21,852	TK Development A/S(d)	$24,796
16,542	Topdanmark A/S(d)	410,470
18,025	Tryg A/S	336,197
16,000	William Demant Holding A/S(d)	326,563
		34,266,630
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	291,134
486	BankNordik	9,021
		300,155
FINLAND — 0.3%
3,779	Ahlstrom Oyj	33,800
872	Aktia Bank Oyj	8,491
10,210	Amer Sports Oyj	289,709
1,322	Atria Oyj	13,228
1,691	Bittium Oyj	10,871
4,574	Cargotec Oyj - Class B	205,011
26,892	Caverion Corp.	177,386
32,219	Citycon Oyj	80,543
2,317	Comptel Oyj	6,087
11,144	Cramo Oyj	263,011
29,832	Elisa Oyj	1,081,950
16,218	Finnair Oyj(d)	85,038
7,981	Fiskars Oyj Abp	161,770
8,344	F-Secure Oyj	26,960
7,348	HKScan Oyj - A Shares	26,042
26,968	Huhtamaki Oyj	1,184,608
17,769	Kemira Oyj	233,622
9,291	Kesko OYJ - B Shares	414,041
2,280	Kesko Oyj - Class A	93,780
12,022	Konecranes Oyj	362,091
5,128	Lassila & Tikanoja Oyj	102,566
74	Lemminkainen Oyj	1,175
75,818	Metsa Board Oyj	442,897
28,994	Metso Oyj	804,227
51,836	Neste Oyj	1,962,866
19,173	Nokian Renkaat Oyj	712,302
2,393	Olvi Oyj - Class A	69,721
27,474	Oriola-KD Oyj - Class B	129,008
6,792	Orion Oyj - Class A	275,264
21,898	Orion Oyj - Class B	896,779
14,520	Outokumpu Oyj(d)	83,521
5,425	Outotec Oyj(d)	26,238
7,716	PKC Group Oyj	142,769
420	Ponsse Oyj	12,443
1,919	Poyry Oyj(d)	7,363
38,176	Raisio Oyj - V Shares	175,846
26,439	Ramirent Oyj	224,057
30,903	Sanoma Oyj	247,894
6,761	Stockmann Oyj Abp - Class B(d)	45,164
293,089	Stora Enso Oyj - Class R	2,660,722
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	1,041

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
FINLAND (continued)
4,690	Technopolis Oyj	$20,187
11,475	Tieto Oyj	330,221
8,844	Tikkurila Oyj	170,166
150,989	UPM-Kymmene Oyj	3,111,104
15,354	Uponor Oyj	285,297
3,684	Vaisala Oyj - Class A	133,488
14,981	Valmet Oyj	195,626
15,103	Wartsila Oyj Abp	655,485
32,499	YIT Oyj	220,729
		18,904,205
FRANCE — 1.6%
24,178	Accor SA	1,011,640
6,551	Actia Group	42,480
17,052	Air France-KLM(d)	98,943
1,984	Akka Technologies SA	67,985
9,783	Albioma SA	168,546
6,803	Alstom SA(d)	167,442
161	Altarea SCA REIT	31,545
7,814	Alten SA	541,813
25,305	Altran Technologies SA	367,219
21,645	APRIL SA(c)	273,935
35,335	Arkema SA	3,016,976
3,516	Assystem	96,661
41,553	Atos SE	4,072,840
560	Axway Software SA	15,339
4,971	Beneteau SA	49,852
3,251	BioMerieux	449,423
79,755	Boiron SA(c)	7,391,905
8,998	Bonduelle SCA	232,482
3,998	Bourbon SA	47,290
33,357	Bureau Veritas SA	724,609
158	Burelle SA	147,636
28,030	Casino Guichard Perrachon SA	1,518,311
2,041	Cegedim SA(d)	59,648
2,386	Cegid Group SA	163,388
561	CGG SA(d)	13,416
7,413	Chargeurs SA	95,641
3,649	Cie des Alpes	72,413
58,242	Derichebourg SA	189,354
1,675	Devoteam SA	84,513
15,013	Edenred	340,476
25,413	Eiffage SA	1,952,748
446	Electricite de Strasbourg SA	44,781
1,053	Elior Participations SCA	22,985
601	Elis SA	10,852
290	Eramet(d)	10,184
779	Esso SA Francaise(d)	33,801
34,332	Etablissements Maurel et Prom(d)	109,393
4,816	Euler Hermes Group	398,385
89,937	Eutelsat Communications SA	1,787,780
1,226	Exel Industries SA - Class A	103,417
1,633	Faiveley Transport SA	168,914
16,236	Faurecia	640,582
18	Fimalac	1,985
Shares		Value
FRANCE (continued)
23,775	Futuren SA(d)	$18,606
23,885	Gaztransport Et Technigaz SA	682,944
1,825	Gecina SA REIT	276,061
4,424	GL Events	83,638
1,240	Groupe Crit	83,166
66,814	Groupe Eurotunnel SE	694,247
4,051	Groupe Fnac SA(d)	249,505
1,572	Guerbet	105,925
2,937	Haulotte Group SA	45,707
8,897	Havas SA	74,960
418	HiPay Group SA(d)	5,468
1,746	ICADE REIT	134,573
71	ID Logistics Group(d)	10,034
10,951	Imerys SA	776,714
67,882	Ingenico Group SA	7,439,737
1,475	Interparfums SA	38,736
5,550	Ipsen SA	362,058
9,410	IPSOS	310,037
4,256	Jacquet Metal Service	65,426
7,047	JCDecaux SA	241,203
300,268	Korian SA	10,633,344
31,581	Lagardere SCA	806,605
936	Laurent-Perrier	74,288
1,830	Le Noble Age	62,913
3,616	Lectra	59,913
1,180	Linedata Services	53,245
245,816	LISI(c)	6,678,214
438	Maisons France Confort SA	21,571
3,615	Manitou BF SA	58,805
4,121	Mersen	67,773
8,373	Metropole Television SA	152,351
5,327	MGI Coutier	123,281
1,975	Mr Bricolage	28,131
1,247	Naturex(d)	104,561
1,285	Neopost SA	35,686
8,744	Nexans SA(d)	441,233
6,068	Nexity SA	322,582
511	NRJ Group(d)	5,387
5,485	Oeneo SA	50,836
4,198	Onxeo SA(d)(e)	14,549
3,092	Onxeo SA(d)(e)	10,781
7,744	Orpea	684,402
1,064	Parrot SA(d)	16,547
1,734	Pierre & Vacances SA(d)	82,294
11,853	Plastic Omnium SA	376,018
506	Plastivaloire	58,834
577	PSB Industries SA	28,706
7,180	Rallye SA	124,744
79,155	Rexel SA	1,176,551
523	Rothschild & Co.	13,039
152,799	Rubis SCA	12,332,226
6,138	Sartorius Stedim Biotech	435,620
2,288	Savencia SA	148,875
50,206	SCOR SE	1,466,973
6,771	SEB SA	901,589
14,950	Sequana SA(d)	29,250
19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
FRANCE (continued)
2,944	Societe BIC SA	$435,124
320	Societe Internationale de Plantations d’Heveas SA(d)	11,591
11,804	Societe Television Francaise 1	114,114
2,910	Sodexo SA	340,793
2,401	Solocal Group(d)	9,124
517	Somfy SA	195,136
2,996	Sopra Steria Group	351,702
12,209	Ste Industrielle d’Aviation Latecoere SA(d)	44,771
1,615	Stef SA	126,391
25,453	Suez Environnement Co.	413,047
1,087	Sword Group	28,984
4,320	Synergie SA	143,445
3,730	Tarkett SA	120,142
48,862	Technicolor SA	307,337
33,609	Technip SA	1,875,934
16,728	Teleperformance SA	1,555,819
318	Tessi SA	47,747
4,720	Thales SA	430,022
260	Thermador Groupe	24,036
1,951	Trigano SA	115,561
53,410	UBISOFT Entertainment(d)	2,192,948
1,621	Valneva SE(d)	4,259
602	Vetoquinol SA	26,652
2,449	Vicat SA	146,209
3,159	Vilmorin & Cie SA	209,293
596	Virbac SA(d)	117,408
449	Vranken - Pommery Monopole SA	10,893
961	XPO Logistics SA(d)	221,327
27,650	Zodiac Aerospace	622,894
		86,462,693
GERMANY — 1.9%
15,926	Aareal Bank AG	522,765
5,630	Adidas AG	923,699
2,898	Adler Modemaerkte AG	25,045
23,898	ADVA Optical Networking SE(d)	214,012
20,551	Aixtron SE(d)	128,988
4,617	Allgeier SE	84,267
6,126	Alstria Office REIT AG	85,269
752	Amadeus Fire AG	57,347
9,471	Aurubis AG	491,948
10,084	Axel Springer SE	552,537
310	Basler AG	17,163
3,784	Bauer AG	52,247
7,518	BayWa AG	237,866
2,465	Bechtle AG	284,958
3,350	Beiersdorf AG	314,569
1,027	Bertrandt AG	112,259
884	Bijou Brigitte AG	56,967
13,521	Bilfinger SE(d)	411,548
2,505	Biotest AG	46,350
2,694	Biotest AG - Preference Shares	41,067
Shares		Value
GERMANY (continued)
20,442	Borussia Dortmund GmbH & Co. KGaA	$90,206
25,055	Brenntag AG	1,243,996
2,756	CANCOM SE	142,368
6,532	Carl Zeiss Meditec AG	243,914
2,761	CENIT AG	61,659
4,110	CENTROTEC Sustainable AG	64,790
4,860	Cewe Stiftung & Co. KGaA	384,203
7,896	Comdirect Bank AG	81,851
4,097	CompuGroup Medical SE	176,898
5,206	Constantin Medien AG(d)	14,766
9,051	CTS Eventim AG & Co KGaA	315,007
1,776	Deag Deutsche Entertainment AG(d)	5,480
154,753	Deutsche Lufthansa AG	1,839,146
42,768	Deutsche Wohnen AG	1,600,602
30,691	Deutz AG	141,300
1,078	Dic Asset AG	10,502
14,195	DMG Mori AG	677,573
2,100	Dr Hoenle AG	58,167
1,053	Draegerwerk AG & Co. KGaA	60,064
1,025	Draegerwerk AG & Co. KGaA - Preference Shares	67,852
6,958	Drillisch AG	276,352
86,603	Duerr AG	7,467,929
1,537	Eckert & Ziegler AG	36,430
6,212	Elmos Semiconductor AG	77,437
265,802	ElringKlinger AG	4,848,297
908	Euromicron AG(d)	8,569
148,069	Fielmann AG	11,442,260
1,910	First Sensor AG(d)	23,575
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,080,452
25,028	Freenet AG	698,557
7,844	Fuchs Petrolub SE	301,632
7,977	Fuchs Petrolub SE - Preference Shares	336,622
32,984	GEA Group AG	1,760,290
10,704	Gerresheimer AG	918,717
7,477	Gerry Weber International AG	91,075
2,114	Gesco AG	164,970
7,743	GFK SE	296,839
2,873	GFT Technologies SE	65,782
5,876	Grammer AG	282,484
1,925	Grenkeleasing AG	376,628
1,190	H&R AG(d)	19,956
3,687	Hamborner AG REIT	43,632
5,599	Hamburger Hafen und Logistik AG	89,483
103,433	Heidelberger Druckmaschinen AG(d)	297,423
3,483	Hochtief AG	456,573
648	Hornbach Baumarkt AG	18,401
7,761	HUGO BOSS AG	460,306
9,402	Indus Holding AG	465,922
32,910	Infineon Technologies AG	544,545

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
GERMANY (continued)
502	Init Innovation In Traffic Systems AG	$8,705
1,165	Isra Vision AG	104,980
11,957	Jenoptik AG	204,798
9,534	Jungheinrich AG	290,726
75,757	K+S AG	1,582,559
20,994	KION Group AG	1,150,803
19,662	Kloeckner & Co. SE(d)	263,567
1,774	Koenig & Bauer AG(d)	98,146
5,079	Kontron AG(d)	14,940
2,229	Krones AG	222,863
210	KSB AG	88,043
6,615	KUKA AG	803,902
425	KWS Saat SE	135,608
52,769	Lanxess AG	2,492,582
3,588	Leg Immobilien AG	360,184
798	Leifheit AG	51,657
6,072	Leoni AG	224,734
2,628	LPKF Laser & Electronics AG(d)	20,332
1,101	Manz AG(d)	38,282
69,610	Metro AG	2,239,785
17,521	MLP AG	67,776
166,808	MTU Aero Engines AG	17,045,392
1,808	MVV Energie AG	40,023
5,477	Nemetschek SE	344,498
2,244	Nexus AG	42,474
132,194	NORMA Group SE	6,870,186
1,895	OHB SE	39,279
21,082	OSRAM Licht AG	1,095,760
10,870	Patrizia Immobilien AG(d)	274,408
1,780	Pfeiffer Vacuum Technology AG	184,040
17,767	PNE Wind AG	42,151
386	Progress-Werk Oberkirch AG	15,100
484	Puma SE	120,614
29,897	QSC AG	49,302
870	R Stahl AG	30,644
12,768	Rational AG	6,176,660
19,717	Rheinmetall AG	1,380,377
93,544	RHOEN-KLINIKUM AG	2,755,754
4,296	RIB Software AG	48,030
227,787	RWE AG(d)	4,050,480
16,332	SAF-Holland SA	197,109
9,704	Salzgitter AG	302,691
7,736	Sartorius AG - Preference Shares	618,223
1,579	Schaltbau Holding AG	75,521
7,152	Sixt SE	382,927
3,115	Sixt SE - Preference Shares	128,107
977	Softing AG	11,305
16,990	Software AG	685,147
38,005	Stada Arzneimittel AG	2,051,195
450	Sto Se & CO KGAA	53,933
629	STRATEC Biomedical AG	36,075
7,241	Stroeer SE & Co. KGaA	344,139
22,636	Suedzucker AG	566,121
Shares		Value
GERMANY (continued)
4,961	Suess MicroTec AG(d)	$33,351
1,278	Surteco SE	28,969
16,341	Symrise AG	1,151,698
7,410	TAG Immobilien AG	105,461
13,088	Takkt AG	314,232
29,565	Talanx AG	889,644
423	Technotrans AG	8,446
5,850	Tlg Immobilien AG	131,003
4,463	Tom Tailor Holding AG(d)	17,708
4,964	Tomorrow Focus AG(d)	12,764
5,098	United Internet AG	225,362
5,547	VERBIO Vereinigte BioEnergie AG	31,386
5,157	Vib Vermoegen AG	107,989
4,362	Villeroy & Boch AG	66,519
29,540	Vonovia SE	1,170,768
1,455	Vossloh AG(d)	89,875
8,065	VTG AG	227,221
9,072	Wacker Chemie AG	844,975
8,248	Wacker Neuson SE	147,310
1,136	Washtec AG	46,344
9,510	Wincor Nixdorf AG(d)	525,764
2,940	Wirecard AG	136,704
633	XING AG	126,359
		107,854,842
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	69,698
GREECE — 0.0%
25,456	Aegean Airlines SA(c)	202,635
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)	13,792
32,394	Ellaktor SA(d)	48,530
10,168	Frigoglass SAIC(d)	1,705
14,537	GEK Terna Holding Real Estate Construction SA(d)	31,530
5,827	Hellenic Exchanges - Athens Stock Exchange SA	27,296
42,339	Intralot SA-Integrated Lottery Systems & Services(d)	42,554
7,101	JUMBO SA(d)	83,915
1,715	Lamda Development SA(d)	8,667
132,453	Marfin Investment Group Holdings SA(d)	17,622
3,653	Metka SA	29,895
3,640	Motor Oil (Hellas) Corinth Refineries SA	42,527
26,955	Mytilineos Holdings SA	117,530
22,848	Proton Bank SA(b)(c)(d)	0
3,988	Sarantis SA	39,414
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	18,515

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
GREECE (continued)
647	Thessaloniki Port Authority SA	$14,756
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		740,883
GUERNSEY — 0.0%
5,739	Raven Russia Ltd.(d)	2,886
HONG KONG — 1.2%
375,000	Agritrade Resources Ltd.	70,569
440,000	Alibaba Pictures Group Ltd.(d)	94,143
22,000	Allied Group Ltd.	113,425
1,415,693	Allied Properties HK Ltd.	288,306
138,000	AMVIG Holdings Ltd.	48,737
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	4,839
182,250	APT Satellite Holdings Ltd.	125,440
144,000	Asia Financial Holdings Ltd.	75,356
34,500	Asia Satellite Telecommunications Holdings Ltd.	49,626
364,100	ASM Pacific Technology Ltd.	2,705,502
74,000	Associated International Hotels Ltd.	206,976
275,000	Auto Italia Holdings Ltd.(d)	5,600
52,000	Beijing Enterprises Holdings Ltd.	292,895
432,000	Beijing Enterprises Water Group Ltd.	262,260
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
70,400	Bonjour Holdings Ltd.	3,131
426,000	Bosideng International Holdings Ltd.	35,690
218,000	Bossini International Holdings Ltd.	15,173
25,000	Bracell Ltd.	5,381
92,000	Bright Smart Securities & Commodities Group Ltd.	26,088
393,000	Brightoil Petroleum Holdings Ltd.	115,493
160,000	Brilliance China Automotive Holdings Ltd.	177,562
56,897	Brilliant Circle Holdings International Ltd.	9,534
1,644,354	Brockman Mining Ltd.(d)	25,645
608,000	Burwill Holdings Ltd.(d)	17,241
496,791	C C Land Holdings Ltd.	128,706
44,000	Cafe de Coral Holdings Ltd.	148,020
92,000	Carrianna Group Holdings Co. Ltd.	8,775
554,800	Century City International Holdings Ltd.	35,397
1,604,275	Champion Technology Holdings Ltd.(d)	21,919
128,813	Cheuk Nang Holdings Ltd.	97,792
85,873	Chevalier International Holdings Ltd.	138,355
Shares		Value
HONG KONG (continued)
14,020	Chia Tai Enterprises International Ltd.(d)	$3,885
398,000	China Aerospace International Holdings Ltd.	50,273
207,137	China Agri-Industries Holdings Ltd.(d)	72,086
136,000	China All Access Holdings Ltd.	42,772
1,196,000	China Billion Resources Ltd.(d)	6,629
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	37,678
1,478,000	China Energy Development Holdings Ltd.(d)	18,860
950,000	China Ever Grand Financial Leasing Group Co. Ltd.(d)	13,102
56,000	China Everbright International Ltd.	60,487
525,600	China Fiber Optic Network System Group Ltd.(d)	43,357
62,000	China Foods Ltd.	23,574
224,000	China Gas Holdings Ltd.	353,970
130,000	China Glass Holdings Ltd.(d)	17,259
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,684
1,967,000	China High Speed Transmission Equipment Group Co. Ltd.	1,521,190
1,816,000	China Jinmao Holdings Group Ltd.	505,589
12,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
5,669	China Merchants Holdings International Co. Ltd.	16,623
216,000	China Metal International Holdings, Inc.	66,818
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	0
492,557	China New Town Development Co. Ltd.(d)	17,141
1,110,000	China Oil and Gas Group Ltd.(d)	82,981
24,500	China Overseas Grand Oceans Group Ltd.(d)	7,010
136,000	China Power International Development Ltd.	55,393
22,000	China Power New Energy Development Co. Ltd.	13,129
251,000	China Properties Group Ltd.(d)	54,675
101,327	China Resources Beer Holdings Co. Ltd.	196,166
286,440	China Resources Cement Holdings Ltd.	104,114
70,800	China Resources Gas Group Ltd.	207,607
44,000	China Resources Power Holdings Co. Ltd.	70,097
4,812,920	China Singyes Solar Technologies Holdings Ltd.	1,929,287
1,104,000	China South City Holdings Ltd.	226,253

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
249,440	China State Construction International Holdings Ltd.	$333,727
385,400	China Taiping Insurance Holdings Co. Ltd.(d)	755,063
220,000	China Ting Group Holdings Ltd.(d)	10,208
226,000	China Travel International Investment Hong Kong Ltd.	64,085
50,000	China Water Affairs Group Ltd.	30,612
27,000	Chinese Estates Holdings Ltd.	73,082
119,000	Chow Sang Sang Holdings International Ltd.	232,834
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	29,491
237,500	Chuang’s Consortium International Ltd.	45,306
90,000	CIMC Enric Holdings Ltd.	35,729
647,000	CITIC Resources Holdings Ltd.(d)	69,217
649,000	CITIC Telecom International Holdings Ltd.	244,262
320,000	Citychamp Watch & Jewellery Group Ltd.(d)	66,818
1,052,000	CK Life Sciences International Holdings, Inc.	96,272
47,000	Clear Media Ltd.	43,193
142,000	CNT Group Ltd.	8,511
177,000	Coastal Greenland Ltd.(d)	4,289
203,643	Comba Telecom Systems Holdings Ltd.	32,810
520,000	Concord New Energy Group Ltd.	32,172
511,420	COSCO Pacific Ltd.	527,346
1,402,000	CP Pokphand Co. Ltd.	162,637
1,449,335	CSI Properties Ltd.	55,109
84,924	Dah Sing Banking Group Ltd.	158,937
60,678	Dah Sing Financial Holdings Ltd.	406,689
101,000	Dan Form Holdings Co. Ltd.	25,255
80,000	Dawnrays Pharmaceutical Holdings Ltd.	52,382
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	2,063
188,000	Digital China Holdings Ltd.	146,118
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,759
92,000	Eagle Nice International Holdings Ltd.	22,412
45,440	EcoGreen International Group Ltd.	8,668
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
325,000	Emperor Entertainment Hotel Ltd.	74,983
386,416	Emperor International Holdings Ltd.	88,157
130,000	Emperor Watch & Jewellery Ltd.(d)	3,820
Shares		Value
HONG KONG (continued)
347,000	Esprit Holdings Ltd.(d)	$278,194
220,000	EVA Precision Industrial Holdings Ltd.	18,999
9,500	Fairwood Holdings Ltd.	44,571
560,287	Far East Consortium International Ltd.	194,263
200,000	Far East Horizon Ltd.	157,249
1,198,000	First Pacific Co. Ltd.	929,568
168,000	First Shanghai Investments Ltd.	26,201
276,000	Fountain SET Holdings Ltd.	32,373
114,000	Future Bright Holdings Ltd.	12,490
522,000	GCL New Energy Holdings Ltd.(d)	22,876
2,375,000	GCL-Poly Energy Holdings Ltd.	324,487
116,000	Genting Hong Kong Ltd.	34,239
60,150	Get Nice Financial Group Ltd(d)	8,296
2,406,000	Get Nice Holdings Ltd.	82,181
266,000	Giordano International Ltd.	139,542
2,382,000	Global Brands Group Holding Ltd.(d)	208,775
1,325,000	Glorious Property Holdings Ltd.(d)	122,963
105,000	Glorious Sun Enterprises Ltd.	12,857
220,000	Gold Peak Industries Holdings Ltd.	21,551
180,000	Goldbond Group Holdings Ltd.	6,380
94,000	Golden Resources Development International Ltd.	5,210
118,000	Goldlion Holdings Ltd.	46,084
16,000	Good Friend International Holdings, Inc.	3,753
105,484	Great Eagle Holdings Ltd.	476,543
12,162,000	G-Resources Group Ltd.	213,192
174,000	Guangdong Investment Ltd.	266,885
78,666	Guangdong Land Holdings Ltd.(d)	21,496
64,000	Guangnan Holdings Ltd.	7,177
14,000	Guoco Group Ltd.	159,247
155,600	Guotai Junan International Holdings Ltd.	52,145
83,000	Haier Electronics Group Co. Ltd.	139,075
406,246	Haitong International Securities Group Ltd.	245,055
303,000	Hang Lung Group Ltd.	980,267
133,267	Hanison Construction Holdings Ltd.	21,471
114,000	Harbour Centre Development Ltd.	200,129
245,400	Hengdeli Holdings Ltd.(d)	25,620
5,337,065	HKBN Ltd.	6,370,028
1,211,035	HKC Holdings Ltd.(d)	22,946
90,000	Hon Kwok Land Investment Co. Ltd.	35,729
6,000	Hong Kong Aircraft Engineering Co. Ltd.	39,093

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
271,151	Hongkong & Shanghai Hotels Ltd. (The)	$290,080
551,700	Hongkong Chinese Ltd.	104,532
12,650	Hopewell Highway Infrastructure Ltd.	6,473
135,500	Hopewell Holdings Ltd.	449,722
150,000	Hopson Development Holdings Ltd.	136,884
522,000	Hsin Chong Construction Group Ltd.	46,425
220,000	Hua Han Health Industry Holdings Ltd.	20,417
439,000	Huabao International Holdings Ltd.(d)	157,303
133,631	Hung Hing Printing Group Ltd.	15,502
651,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	238,302
44,000	Hysan Development Co. Ltd.	202,464
335,000	I-CABLE Communications Ltd.(d)	36,270
775,500	International Standard Resources Holdings Ltd.(d)	11,095
175,000	IPE Group Ltd.	37,894
28,266	IRC Ltd.(d)	605
398,000	IT Ltd.	121,579
95,905	ITC Properties Group Ltd.	38,320
65,000	Jinhui Holdings Co. Ltd.(d)	7,708
141,125	Johnson Electric Holdings Ltd.	354,704
434,000	Ju Teng International Holdings Ltd.	138,170
84,000	Kader Holdings Co. Ltd.	7,254
1,940,000	Kai Yuan Holdings Ltd.(d)	10,752
8,000	Keck Seng Investments	6,084
113,500	Kerry Logistics Network Ltd.	162,093
366,000	Kerry Properties Ltd.	1,000,103
150,200	Kingboard Chemical Holdings Ltd.	324,081
430,500	Kingboard Laminates Holdings Ltd.	274,112
74,000	Kingmaker Footwear Holdings Ltd.	18,408
1,428,000	Kingston Financial Group Ltd.(d)	631,321
344,000	Ko Yo Chemical Group Ltd.(d)	4,922
328,000	Kowloon Development Co. Ltd.	303,970
1,070,000	Kunlun Energy Co. Ltd.	808,182
2,159,000	Lai Fung Holdings Ltd.	39,794
2,074,750	Lai Sun Development Co. Ltd.	37,439
603,200	Lai Sun Garment International Ltd.	98,740
9,000	Lam Soon Hong Kong Ltd.	8,654
68,000	Landsea Green Properties Co. Ltd.	5,346
127,600	Le Saunda Holdings Ltd.	25,328
24,000	Lee & Man Chemical Co. Ltd.	7,270
549,200	Lee & Man Paper Manufacturing Ltd.	423,311
Shares		Value
HONG KONG (continued)
15,000	Lee’s Pharmaceutical Holdings Ltd.	$11,755
542,000	Li & Fung Ltd.	271,056
131,000	Lifestyle China Group Ltd.(d)	26,172
131,000	Lifestyle International Holdings Ltd.	184,721
784,500	Link REIT (The)	5,854,629
74,000	Liu Chong Hing Investment Ltd.	92,138
170,000	Luen Thai Holdings Ltd.	26,513
156,000	Luk Fook Holdings International Ltd.	396,113
1,384,000	Magnificent Hotel Investment Ltd.	30,861
260,000	Man Wah Holdings Ltd.	189,678
7,700	Mandarin Oriental International Ltd.	10,434
97,000	Melco International Development Ltd.	99,521
162,000	Midland Holdings Ltd.(d)	50,113
429,000	Mingfa Group International Co. Ltd.(b)(c)(d)	104,507
344,000	Minmetals Land Ltd.	42,122
39,000	Miramar Hotel & Investment Co. Ltd.	67,359
361,500	Neo-Neon Holdings Ltd.(d)	44,731
872,000	New Century Group Hong Kong Ltd.	14,274
516,000	Newocean Energy Holdings Ltd.	153,635
362,000	Next Digital Ltd.	18,664
386,000	Nine Dragons Paper Holdings Ltd.	306,476
1,222,300	Noble Group Ltd.(d)	147,693
338,545	NWS Holdings Ltd.	553,304
400,500	O Luxe Holdings Ltd.(d)	29,940
315,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	15,631
72,500	Orient Overseas International Ltd.	256,980
111,200	Oriental Watch Holdings	13,186
118,000	Overseas Chinese Town Asia Holdings Ltd.	39,544
1,340,246	Pacific Andes International Holdings Ltd.(b)(c)(d)	18,916
452,000	Pacific Basin Shipping Ltd.(d)	50,686
105,000	Pacific Textile Holdings Ltd.	148,871
227,240	Paliburg Holdings Ltd.	65,901
42,000	PAX Global Technology Ltd.	34,700
8,371,394	PCCW Ltd.	6,096,409
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
154,000	Phoenix Satellite Television Holdings Ltd.	33,943
368,000	Pico Far East Holdings Ltd.	113,838
54,000	Playmates Holdings Ltd.	68,349
156,000	Playmates Toys Ltd.	29,558

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
318,000	Poly Property Group Co. Ltd.(d)	$85,665
460,000	Polytec Asset Holdings Ltd.	26,977
132,000	Pou Sheng International Holdings Ltd.(d)	37,771
78,000	Public Financial Holdings Ltd.	32,875
692,000	PYI Corp. Ltd.	13,914
314,200	Regal Hotels International Holdings Ltd.	153,893
5,581,033	REXLot Holdings Ltd.(d)	97,832
248,888	SA SA International Holdings Ltd.	108,430
116,000	SAS Dragon Holdings Ltd.	18,540
30,000	SEA Holdings Ltd.	71,922
143,516	Shanghai Industrial Holdings Ltd.	335,556
669,000	Shanghai Industrial Urban Development Group Ltd.	150,901
1,190,000	Shanghai Zendai Property Ltd.(d)	22,087
376,000	Shangri-La Asia Ltd.	403,702
120,000	Shenwan Hongyuan HK Ltd.	59,548
232,184	Shenzhen International Holdings Ltd.	337,574
330,638	Shenzhen Investment Ltd.	134,669
427,129	Shimao Property Holdings Ltd.	557,144
2,408,000	Shougang Concord International Enterprises Co. Ltd.(d)	69,834
23,826	Shun Ho Tech Holdings Ltd.	8,353
657,750	Shun Tak Holdings Ltd.	212,795
652,000	Singamas Container Holdings Ltd.	61,348
360,000	Sino Biopharmaceutical Ltd.	240,359
2,225,000	Sino Oil And Gas Holdings Ltd.(d)	67,108
486,000	Sinofert Holdings Ltd.	57,630
38,000	SIS International Holdings(c)	20,571
61,000	SITC International Holdings Co. Ltd.	36,089
60,000	Sitoy Group Holdings Ltd.	19,643
781,000	SJM Holdings Ltd.	487,219
608,252	Skyworth Digital Holdings Ltd.	453,931
1,298,143	SmarTone Telecommunications Holding Ltd.	2,312,376
291,934	SMI Holdings Group Ltd.	25,963
76,843	SOCAM Development Ltd.(d)	36,052
6,500	Soundwill Holdings Ltd.	10,288
1,392,000	South China Holdings Co. Ltd.(d)	102,269
144,000	Sparkle Roll Group Ltd.(d)	8,167
1,073,428	SRE Group Ltd.(d)	31,130
4,102,010	SSY Group Ltd.	1,316,509
132,000	Stella International Holdings Ltd.	225,943
60,500	Stelux Holdings International Ltd.	4,835
204,000	Success Universe Group Ltd.(d)	4,207
Shares		Value
HONG KONG (continued)
251,000	Sun Art Retail Group Ltd.	$174,377
16,000	Sun Hing Vision Group Holdings Ltd.	5,713
271,801	Sun Hung Kai & Co. Ltd.	159,751
113,000	TAI Cheung Holdings Ltd.	93,506
6,000	Tao Heung Holdings Ltd.	1,361
456,000	TCC International Holdings Ltd.	79,346
56,000	TCL Multimedia Technology Holdings Ltd.(d)	30,243
70,900	Television Broadcasts Ltd.	240,342
125,000	Texhong Textile Group Ltd.	166,916
256,000	Texwinca Holdings Ltd.	201,279
185,800	Tian An China Investment Co. Ltd.	102,738
1,116,000	Tianjin Port Development Holdings Ltd.	165,421
130,000	Tibet Water Resources Ltd.	43,398
2,380,000	Titan Petrochemicals Group Ltd.(d)	22,087
138,026	Tomson Group Ltd.	44,120
590,000	Tongda Group Holdings Ltd.	118,633
62,000	Top Spring International Holdings Ltd.	20,058
44,000	Towngas China Co. Ltd.	26,712
406,000	TPV Technology Ltd.	79,019
58,000	Tradelink Electronic Commerce Ltd.	12,634
80,800	Transport International Holdings Ltd.	222,350
162,000	Trinity Ltd.(d)	12,528
394,000	Truly International Holdings Ltd.	214,307
233,000	TSC Group Holdings Ltd.(d)	31,534
1,082,000	United Energy Group Ltd.(d)	41,839
288,500	United Laboratories International Holdings Ltd. (The)(d)	112,672
44,000	Up Energy Development Group Ltd.(b)(c)(d)	732
100,000	Value Partners Group Ltd.	84,167
188,000	Varitronix International Ltd.	82,388
687,683	Victory City International Holdings Ltd.	30,580
152,000	Vitasoy International Holdings Ltd.	287,998
483,600	VST Holdings Ltd.	115,315
27,400	VTech Holdings Ltd.	297,895
90,622	Wasion Group Holdings Ltd.	51,277
68,000	Wing On Co. International Ltd.	199,397
220,000	Wing Tai Properties Ltd.	130,439
56,250	Xinyi Automobile Glass Hong Kong Enterprises Ltd.(d)	9,643
450,000	Xinyi Glass Holdings Ltd.	343,370
30,000	YGM Trading Ltd.	15,776
73,500	Yingde Gases Group Co. Ltd.	26,147
84,000	Yip’s Chemical Holdings Ltd.	32,481

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
1,542,500	Yue Yuen Industrial Holdings Ltd.	$6,262,728
480,946	Yuexiu Property Co. Ltd.	61,990
34,191	Yuexiu Transport Infrastructure Ltd.	22,696
306,000	Zhuhai Holdings Investment Group Ltd.	47,329
		68,632,866
HUNGARY — 0.0%
34,076	Magyar Telekom Telecommunications Plc	54,500
310	Richter Gedeon Nyrt	6,551
		61,051
INDIA — 1.2%
293	3M India Ltd.(d)	63,948
4,102	Aarti Industries	33,987
8,628	ACC Ltd.	217,513
198,763	Adani Power Ltd.(d)	82,935
6,435	Aditya Birla Nuvo Ltd.	136,126
33,300	Aegis Logistics Ltd.	62,166
30,182	AIA Engineering Ltd.	463,645
3,985	Ajanta Pharma Ltd.	105,992
19,534	Alembic Ltd.	11,140
16,192	Alembic Pharmaceuticals Ltd.	151,719
20,161	Allahabad Bank	23,266
1,620	Allcargo Logistics Ltd.	5,111
241,287	Alok Industries Ltd.(d)	14,228
1,082	Alstom India Ltd.(d)	10,001
222,033	Amara Raja Batteries Ltd.	3,106,175
17,157	Ambuja Cements Ltd.	69,476
11,406	Amtek Auto Ltd.(d)	8,122
28,807	Anant Raj Ltd.	24,513
16,348	Andhra Bank	14,680
3,086	Apar Industries Ltd.	26,903
145,053	Apollo Hospitals Enterprise Ltd.	2,949,133
76,659	Apollo Tyres Ltd.	186,884
4,919	Arvind Infrastructure Ltd.(d)	6,400
49,192	Arvind Ltd.	223,837
136,311	Ashok Leyland Ltd.(d)	193,829
1,523	Atul Ltd.	43,691
17,706	Aurobindo Pharma Ltd.(d)	209,202
3,198	Bajaj Corp. Ltd.	18,627
3,238	Bajaj Finance Ltd.	501,405
12,411	Bajaj Finserv Ltd.	504,685
18,091	Bajaj Holdings & Investment Ltd.	488,215
15,043	Balkrishna Industries Ltd.	163,758
45,240	Ballarpur Industries Ltd.	10,097
3,642	Balmer Lawrie & Co. Ltd.	34,020
30,184	Balrampur Chini Mills Ltd.(d)	59,728
84,289	Bank of Baroda	190,888
33,912	Bank of India(d)	56,524
17,071	Bank of Maharashtra	8,270
811	BASF India Ltd.	12,846
Shares		Value
INDIA (continued)
5,028	Bata India Ltd.	$45,446
1,167	BEML Ltd. - Partly Paid Shares	17,660
1,002,206	Berger Paints India Ltd.	3,558,629
6,287	Bharat Electronics Ltd.(d)	115,998
5,737	Bharat Forge Ltd.(d)	65,172
57,633	Bharat Heavy Electricals Ltd.	125,530
21,658	Bharti Retail Ltd.(b)(c)	42,372
10,128	Biocon Ltd.	125,366
5,808	Birla Corp. Ltd.	48,703
22,287	Blue Dart Express Ltd.	1,944,976
1,437	Britannia Industries Ltd.	62,938
16,510	Cadila Healthcare Ltd.	90,431
37,970	Cairn India Ltd.(d)	108,295
19,327	Canara Bank	72,291
7,476	Carborundum Universal Ltd.	28,521
5,310	Ceat Ltd.	68,471
553,514	Century Plyboards India Ltd.(d)	1,944,757
9,871	Century Textiles & Industries Ltd.	102,866
3,805	CESC Ltd.	34,912
58,225	Chambal Fertilizers and Chemicals Ltd.	55,935
56,756	Chennai Super Kings Cricket Ltd.(b)(c)	715
4,511	Cipla Ltd.	35,517
36,243	City Union Bank Ltd.	70,257
7,502	Colgate-Palmolive India Ltd.	104,531
2,821	Container Corp. of India Ltd.	63,167
10,814	Coromandel International Ltd.	41,167
41,645	Corp. Bank(d)	25,832
21,138	Cox & Kings Ltd.	60,162
64,949	Crisil Ltd.	1,964,081
23,809	Crompton Greaves Consumer Electricals Ltd.(d)	55,804
23,809	Crompton Greaves Ltd.(d)	27,902
11,310	Cummins India Ltd.	146,995
13,663	Cyient Ltd.	100,701
4,199	Dalmia Bharat Ltd.	90,386
6,484	DB Corp. Ltd.	39,169
18,464	DB Realty Ltd.(d)	15,009
27,921	DCB Bank Ltd.(d)	46,351
7,946	DCM Shriram Ltd.	28,149
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.	43,555
12,047	Delta Corp Ltd.	17,265
43,420	Dena Bank(d)	25,118
28,502	Dewan Housing Finance Corp. Ltd.	94,971
15,060	Divi’s Laboratories Ltd.	269,455
34,985	DLF Ltd.	84,244
5,324	eClerx Services Ltd.	123,684
22,258	EID Parry India Ltd.	86,294
178,333	Emami Ltd.(d)	3,035,801
4,970	Engineers India Ltd.	16,854
8,345	Eros International Media Ltd.(d)	28,903
9,996	Escorts Ltd.	39,172

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
INDIA (continued)
20,879	Essel Propack Ltd.	$66,251
72,861	Exide Industries Ltd.	194,811
247	FAG Bearings India Ltd.	15,031
14,742	FDC Ltd.	41,969
294,564	Federal Bank Ltd.(d)	284,296
4,296	Federal-Mogul Goetze India Ltd.(d)	23,672
14,606	Finolex Cables Ltd.	85,813
14,293	Finolex Industries Ltd.	100,575
768,571	Fortis Healthcare Ltd.(d)	1,970,621
21,658	Future Retail Ltd.	7,129
7,516	Gateway Distriparks Ltd.	29,543
4,043	GHCL Ltd.	13,779
49	Gillette India Ltd.	3,473
810	GlaxoSmithKline Consumer Healthcare Ltd.	76,554
18,031	Glenmark Pharmaceuticals Ltd.	231,750
24,402	GMR Infrastructure Ltd.(d)	5,209
3,837	Godfrey Phillips India, Ltd.	68,076
6,533	Godrej Industries Ltd.	41,986
5,642	Godrej Properties Ltd.(d)	30,432
8,033	Great Eastern Shipping Co. Ltd. (The)	40,198
7,420	Greaves Cotton Ltd.	15,940
770	Greenlam Industries Ltd.	8,473
3,850	Greenply Industries Ltd.	14,788
5,192	Grindwell Norton Ltd.	26,450
10,264	Gujarat Alkalies & Chemicals(d)	42,077
3,890	Gujarat Flourochemicals Ltd.	36,714
349,878	Gujarat Pipavav Port Ltd.(d)	900,746
27,992	Gujarat State Fertilizers & Chemicals Ltd.	29,189
26,093	Gujarat State Petronet Ltd.	51,652
27,765	Hathway Cable & Datacom Ltd.(d)	13,119
25,011	Havells India Ltd.	145,488
11,965	HCL Infosystems Ltd.(d)	7,350
849	HEG Ltd.(d)	2,373
16,680	Hexa Tradex Ltd.(d)	4,582
21,668	Hexaware Technologies Ltd.	71,456
71,498	Himachal Futuristic Communications Ltd.(d)	18,732
81,919	Hindalco Industries Ltd.	163,324
1,987	Hindustan Petroleum Corp. Ltd.	37,426
207	Honeywell Automation India Ltd.	30,661
28,793	Housing Development & Infrastructure Ltd.(d)	43,758
426,273	HSIL Ltd.(c)	1,992,477
4,443	Huhtamaki PPL Ltd.	21,162
20,323	ICRA Ltd.(c)	1,122,915
82,829	IDBI Bank Ltd.	86,372
96,642	Idea Cellular Ltd.	151,055
73,673	IDFC Bank Ltd.	56,752
73,673	IDFC Ltd.(d)	60,161
73,581	IFCI Ltd.(d)	31,856
Shares		Value
INDIA (continued)
77,633	IIFL Holdings Ltd.	$310,196
34,426	India Cements Ltd. (The)(d)	63,908
22,395	Indiabulls Housing Finance Ltd.	255,577
14,343	Indian Bank	33,821
9,700	Intellect Design Arena Ltd.(d)	31,807
5,383	Ipca Laboratories Ltd.	41,446
8,799	IRB Infrastructure Developers Ltd.	28,419
8,006	Jagran Prakashan Pvt Ltd.(d)	21,370
66,242	Jain Irrigation Systems Ltd. - DVR	70,114
223,726	Jaiprakash Associates Ltd.(d)	40,413
57,737	Jammu & Kashmir Bank Ltd. (The)	57,965
4,032	JBF Industries Ltd.	12,330
6,226	Jindal Poly Films Ltd.	40,255
29,253	Jindal Saw Ltd.	22,338
37,945	Jindal Steel & Power Ltd.(d)	47,300
7,796	JK Lakshmi Cement Ltd.	49,457
13,845	JK Tyre & Industries Ltd.	18,633
47,286	JM Financial Ltd.	50,509
43,443	JSW Energy Ltd.	53,538
16,885	JSW Steel Ltd.	422,270
75,408	Jubilant Foodworks Ltd.	1,377,799
23,442	Jubilant Organosys Ltd.(d)	117,464
2,239	Kajaria Ceramics Ltd.	42,445
10,037	Kalpataru Power Transmission Ltd.	40,681
207,730	Kansai Nerolac Paints Ltd.	1,057,800
22,504	Karnataka Bank Ltd. (The)	49,251
3,825	Karur Vysya Bank Ltd. (The)	27,426
942	Kaya Ltd.(d)	11,442
16,755	KEC International Ltd.	35,856
12,881	Kotak Mahindra Bank Ltd.	146,819
24,476	KPIT Technologies Ltd.	47,995
9,361	KRBL Ltd.	35,580
657	Lakshmi Machine Works Ltd.	36,223
51,502	LIC Housing Finance Ltd.	399,807
8,542	Maharashtra Seamless Ltd.	27,156
16,975	Mahindra & Mahindra Financial Services Ltd.	83,817
237	Mahindra Lifespace Developers Ltd.	1,572
13,414	Marico Ltd.	56,922
1,910,170	Marksans Pharma Ltd.	1,350,251
11,396	Max Financial Services Ltd.	98,666
11,396	Max Ltd.(d)	22,525
2,279	Max Ventures & Industries Ltd.(d)	2,138
21,008	MindTree Ltd.	181,478
339	Monsanto India Ltd.	11,935
21,333	Motherson Sumi Systems Ltd.	105,542
11,049	Mphasis Ltd.	89,220
374	MRF Ltd.	188,963
26,185	Mundra Port and Special Economic Zone Ltd.(d)	90,847

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
INDIA (continued)
90,563	Nagarjuna Fertilizers & Chemicals Ltd.(d)	$15,480
48,388	NCC Ltd.	59,054
91,063	NHPC Ltd.	34,394
7,886	NIIT Technologies Ltd.	52,983
534	Nilkamal Ltd.	10,134
471,407	NRB Bearings Ltd.(c)	805,442
6,838	Oil India Ltd.	37,623
19,289	OMAXE Ltd.	46,793
1,647	Oracle Financial Sevices Software Ltd.	90,629
9,573	Oriental Bank of Commerce	16,728
14,643	Page Industries Ltd.	3,135,222
33,462	Pantaloons Fashions and Retail Ltd(d)	72,334
8,697	Parsvnath Developers Ltd.(d)	3,110
6,026	PC Jeweller Ltd.	38,530
1,578	Persistent Systems Ltd.	16,170
51,330	Petronet LNG Ltd.	228,355
1,475	Pfizer Ltd.	44,018
300,523	Phoenix Mills Ltd. (The)(c)	1,621,393
269,146	PI Industries Ltd.	3,033,794
219,436	Pidilite Industries Ltd.	2,394,026
533	Polaris Consulting & Services Ltd.	1,511
41,861	Power Finance Corp. Ltd.	136,266
13,598	Prestige Estates Projects Ltd.	37,646
1,310	Procter & Gamble Hygiene & Health Care Ltd.	128,887
81,828	PTC India Financial Services Ltd.	49,291
66,948	PTC India Ltd.	79,056
36,362	Rain Industries Ltd.	18,891
8,005	Rallis India Ltd.	26,853
16,737	Ramco Cements Ltd. (The)	137,374
4,423	Ratnamani Metals & Tubes Ltd.	34,415
12,772	Raymond Ltd.	87,269
57,342	Redington India Ltd.	88,172
103,377	Reliance Communications Ltd.(d)	81,177
7,440	Reliance Infrastructure Ltd.	67,430
82,336	Reliance Power Ltd.	66,805
38,166	Rolta India Ltd.	38,573
37,566	Rural Electrification Corp. Ltd.(d)	119,004
816	Sanofi India Ltd.	55,589
84,073	Sesa Sterlite Ltd.	206,653
463,976	SH Kelkar & Co. Ltd.	1,765,582
6,446	Shipping Corporation of India Ltd.(d)	6,943
2,527	Shoppers Stop Ltd.	14,196
6,596	Shriram Transport Finance Co. Ltd.	126,061
13,529	Shyam Century Ferrous Ltd.(d)	1,545
77,746	Sintex Industries Ltd.(d)	89,022
15,463	SJVN Ltd.	6,429
1,095	SKF India Ltd.	22,338
Shares		Value
INDIA (continued)
7,092	Sobha Ltd.	$35,240
7,369	Sonata Software Ltd.	17,503
401,240	South Indian Bank Ltd. (The)	127,587
19,219	SREI Infrastructure Finance Ltd.	21,490
5,376	SRF Ltd.	117,640
13,529	Star Ferro and Cement Ltd.	23,378
5,304	State Bank of Bikaner & Jaipur	51,159
2,126	State Bank of Travancore	16,210
484	Sterlite Power Transmission Ltd.(b)(c)	648
2,418	Sterlite Technologies Ltd.	3,204
154,101	Strides Shasun Ltd.	2,674,481
14,358	Sun TV Network Ltd.(d)	96,242
6,937	Sundram Fasteners Ltd.	20,427
331,190	Suprajit Engineering Ltd.	954,239
6,405	Supreme Industries Ltd.	89,528
43,231	Symphony Ltd.	1,550,662
30,834	Syndicate Bank	35,237
4,899	Tamil Nadu Newsprint & Papers Ltd.	20,833
13,597	Tata Chemicals Ltd.	96,327
2,779	Tata Communications Ltd.	18,279
1,202	Tata Consultancy Services, Ltd.	47,002
1,268	Tata Elxsi Ltd.	31,252
75,981	Tata Power Co. Ltd.	81,670
17,039	Tata Steel Ltd.	90,314
45,306	Tata Tea Ltd.(d)	96,145
2,619	Thermax Ltd.	34,418
24,582	Titan Co. Ltd.	154,644
133,974	Torrent Pharmaceuticals Ltd.	2,880,986
8,427	Transport Corp. of India Ltd.	46,931
104	Trent Ltd.	2,843
5,808	Triveni Turbine Ltd.	10,621
344	TTK Prestige Ltd.	26,518
23,147	Tube Investments of India Ltd.	189,865
44,084	TV18 Broadcast Ltd.(d)	26,555
8,017	TVS Motor Co. Ltd.	34,918
18,874	UCO Bank	12,454
2,441	Unichem Laboratories Ltd.	10,375
13,827	Union Bank of India	26,298
6,122	United Breweries Ltd.	74,225
114,212	United Phosphorus Ltd.(d)	1,065,393
1,544	VA Tech Wabag Ltd.	13,339
1,130	Vakrangee Ltd.	3,165
6,257	Vardhman Textiles Ltd.	101,554
10,665	Videocon Industries Ltd.	16,757
36,860	Vijaya Bank	22,726
10,224	Voltas Ltd.	53,352
629	VST Industries Ltd.	19,131
368	WABCO India Ltd.	34,857
35,139	Welspun Corp. Ltd.	45,665
2,827	Wockhardt Ltd.(d)	42,566
35,865	Yes Bank Ltd.	651,577
3,524	Zensar Technologies Ltd.	55,326
		69,084,613

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
INDONESIA — 0.5%
3,252,200	Adaro Energy Tbk PT	$258,219
242,553	Adhi Karya Persero Tbk PT	52,405
660,600	Agung Podomoro Land Tbk PT(d)	14,928
5,368,700	AKR Corporindo Tbk PT	2,766,632
1,513,429	Aneka Tambang Persero Tbk PT(d)	91,856
55,891,500	Arwana Citramulia Tbk PT(c)	2,474,869
28,100	Asahimas Flat Glass Tbk PT	14,695
9,100	Astra Agro Lestari Tbk PT(d)	10,074
31,750,200	Bakrie & Brothers Tbk PT(d)	121,198
5,078,900	Bakrie Sumatera Plantations Tbk PT(d)	19,387
9,876,000	Bakrie Telecom Tbk PT(d)	37,699
1,518,266	Bank Bukopin Tbk PT	71,286
629,616	Bank Danamon Indonesia Tbk PT	168,237
2,753,950	Bank Pan Indonesia Tbk PT(d)	163,994
556,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	60,520
1,685,800	Bank Tabungan Negara Persero Tbk PT	254,186
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	25,422
54,000	Bayan Resources Tbk PT(c)(d)	34,218
560,000	Budi Starch & Sweetener Tbk PT(d)	4,361
583,600	Bumi Serpong Damai Tbk PT	93,119
4,469,273	Ciputra Development Tbk PT	479,393
63,937	Ciputra Property Tbk PT	3,026
191,556	Ciputra Surya Tbk PT	40,948
542,500	Citra Marga Nusaphala Persada Tbk PT(d)	71,237
6,654,200	Darma Henwa Tbk PT(d)	25,401
393,500	Elnusa Tbk PT	16,072
16,087,500	Express Transindo Utama Tbk PT(d)	202,652
947,000	Gajah Tunggal Tbk PT	116,762
1,049,000	Garuda Indonesia Persero Tbk PT(d)	38,441
2,161,000	Global Mediacom Tbk PT	169,930
1,043,600	Holcim Indonesia Tbk PT	88,039
76,300	Indo Tambangraya Megah Tbk PT	73,251
113,400	Indosat Tbk PT(d)	59,304
762,700	Intiland Development Tbk PT	33,772
449,100	Japfa Comfeed Indonesia Tbk PT	51,430
8,140,236	Kawasan Industri Jababeka Tbk PT	195,139
84,100	Lippo Cikarang Tbk PT(d)	48,154
8,121,650	Lippo Karawaci Tbk PT	703,750
5,583,700	Malindo Feedmill Tbk PT(c)(d)	746,000
103,000	Matahari Department Store Tbk PT	156,680
658,300	Matahari Putra Prima Tbk PT	87,197
Shares		Value
INDONESIA (continued)
1,040,367	Mayora Indah Tbk PT(c)	$3,153,229
810,300	Medco Energi Internasional Tbk PT(d)	104,238
515,000	Media Nusantara Citra Tbk PT	84,533
106,200	Mitra Adiperkasa Tbk PT(d)	38,512
5,385,600	MNC Investama Tbk PT(d)	69,897
530,000	Modernland Realty Tbk PT	16,509
26,286,500	Nippon Indosari Corpindo Tbk PT(c)	3,140,693
1,292,700	Pakuwon Jati Tbk PT	64,149
2,432,900	Panin Financial Tbk PT(d)	39,377
139,100	Pembangunan Perumahan Persero Tbk PT	40,991
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	90,102
1,487,500	PT Alam Sutera Realty Tbk PT	59,620
398,800	Ramayana Lestari Sentosa Tbk PT	36,992
6,838,800	Sarana Meditama Metropolitan Tbk PT(c)	1,399,243
13,210,100	Sawit Sumbermas Sarana Tbk PT	1,689,271
4,612,400	Selamat Sempurna Tbk PT(c)	1,584,594
3,065,800	Sentul City Tbk PT	21,767
3,209,100	Siloam International Hospitals Tbk PT(d)	2,394,851
117,500	Sinar Mas Agro Resources & Technology Tbk PT	33,639
1,533,300	Summarecon Agung Tbk PT	198,415
215,100	Surya Citra Media Tbk PT	51,893
1,475,000	Surya Semesta Internusa Tbk PT	78,826
53,000	Tambang Batubara Bukit Asam Persero Tbk PT	39,856
458,600	Tiga Pilar Sejahtera Food Tbk(d)	68,798
617,700	Timah Persero Tbk PT	39,377
166,600	Tower Bersama Infrastructure Tbk PT	72,498
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,722
1,152,000	Tunas Baru Lampung Tbk PT	59,366
539,500	Tunas Ridean Tbk PT	55,604
269,400	United Tractors Tbk PT	323,934
1,938,200	Visi Media Asia Tbk PT(d)	45,279
439,785	Waskita Karya Persero Tbk PT	93,003
219,852	Wijaya Karya Persero Tbk PT	50,018
37,100	XL Axiata Tbk PT(d)	10,508
		25,397,187
IRELAND — 0.5%
90,764	C&C Group Plc	365,715
8,890	DCC Plc	793,582
6,992	FBD Holdings Plc(d)	48,317
139,100	FleetMatics Group Plc(d)	5,975,736
619,656	Glanbia Plc	11,933,115
62,941	Grafton Group Plc - Units	465,227

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
IRELAND (continued)
85,105	Greencore Group Plc	$368,984
16,165	IFG Group Plc	38,314
44,260	Irish Continental Group Plc - Units	233,559
430	Kenmare Resources Plc(d)	1,203
12,297	Kingspan Group Plc(d)	282,592
6,121	Kingspan Group Plc	142,341
16,366	Paddy Power Betfair Plc(e)	1,921,214
1,182	Paddy Power Betfair Plc(e)	137,660
107,448	Smurfit Kappa Group Plc(d)	2,522,677
4,022	Tarsus Group Plc	14,505
42,806	Total Produce Plc(d)	70,350
85,271	United Drug Plc(d)	656,235
		25,971,326
ISLE OF MAN — 0.0%
15,866	Gvc Holdings Plc	132,497
ISRAEL — 1.4%
0	Africa Israel Investments Ltd.(d)	0
5,950	Airport City Ltd.(d)	63,550
931	Alrov Properties and Lodging	19,847
3,712	AudioCodes Ltd.(d)	15,565
28	Bayside Land Corp.	10,449
7,207	Cellcom Israel Ltd.(d)	51,786
850,833	Check Point Software Technologies Ltd.(d)	65,412,041
0	Clal Biotechnology Industries Ltd.(d)	0
12,818	Clal Insurance Enterprise Holdings Ltd.(d)	137,686
4,759	Compugen Ltd.(d)	32,099
9,651	Delek Automotive Systems Ltd.	83,749
1,595	Delek Group Ltd.	331,699
3,947	Delta-Galil Industries Ltd.	119,242
9,680	Direct Insurance Financial Investments Ltd.	74,760
56,421	El Al Israel Airlines	42,391
7,683	Elbit Systems Ltd.	773,297
905	Electra Ltd.	124,410
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	19,951
0	Evogene Ltd.(d)	3
14,334	First International Bank of Israel Ltd.	180,662
3,036	Formula Systems 1985 Ltd.	114,571
9,837	Frutarom Industries Ltd.	492,211
1,135	Hadera Paper Ltd.(d)	35,152
66,902	Harel Insurance Investments & Financial Services Ltd.	245,277
850	Hilan Ltd.	12,915
360	Industrial Buildings Corp. Ltd.	398
274,008	Israel Discount Bank Ltd. - Class A(d)	471,531
4,804	Jerusalem Oil Exploration(d)	211,148
4,100	Magic Software Enterprises Ltd.	30,665
16,429	Matrix IT Ltd.	114,174
Shares		Value
ISRAEL (continued)
1,459	Melisron Ltd.	$62,050
17,166	Menora Mivtachim Holdings Ltd.(d)	138,203
140,788	Migdal Insurance & Financial Holding Ltd.(d)	85,583
76,835	Mizrahi Tefahot Bank Ltd.	931,523
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	46,696
736	Neto ME Holdings Ltd.	58,020
12,080	NICE-Systems Ltd.	831,268
7,762	Nova Measuring Instruments Ltd.(d)	87,834
391,918	Oil Refineries Ltd.(d)	141,013
59,383	Orbotech Ltd.	1,694,197
12,789	Partner Communications Co. Ltd.(d)	60,973
2,872	Paz Oil Co. Ltd.	467,721
32,659	Phoenix Holdings Ltd. (The)(d)	79,678
1,121	Plasson Industries Ltd.	32,132
1	Protalix Biotherapeutics, Inc.(d)	1
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,657
1,316	Sapiens International Corp NV	17,035
2,898,000	Sarine Technologies Ltd.(c)	3,890,803
68,879	Shikun & Binui Ltd.	121,530
35,913	Shufersal Ltd.	125,918
6,039	Strauss Group Ltd.	96,733
3,075	Summit Real Estate Holdings Ltd.(d)	15,902
3,108	Tower Semiconductor Ltd.(d)	42,371
8,078	Union Bank of Israel(d)	28,451
		78,304,522
ITALY — 0.3%
42,476	A2A SpA	60,310
3,408	ACEA SpA	47,437
7,099	Alerion Cleanpower SpA	12,461
24,905	Amplifon SpA	248,368
22,692	Ansaldo STS SpA	265,875
69,425	Arnoldo Mondadori Editore SpA(d)	78,083
5,010	Ascopiave SpA	15,795
18,124	Astaldi SpA	79,268
14,058	Autogrill SpA	122,278
10,738	Azimut Holding SpA	168,792
10,128	Banca Generali SpA	209,252
4,248	Banca IFIS SpA	96,885
30,322	Banca Mediolanum SpA	222,385
121,375	Banca Popolare dell’Emilia Romagna Scarl	498,011
1,006,615	Banca Popolare di Milano Scarl	488,424
99,231	Banca Popolare di Sondrio SCARL	268,255
6,391	Banco di Desio e della Brianza SpA	12,147
211,986	Banco Popolare SC	596,770

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
ITALY (continued)
17,479	BasicNet SpA	$67,614
4,057	Biesse SpA	56,833
5,900	Brembo SpA	344,653
21,385	Buzzi Unicem SpA	428,441
3,861	Cairo Communication SpA	17,215
19,571	Cementir Holding SpA	85,334
196,531	CIR-Compagnie Industriali Riunite SpA	225,655
29,592	Credito Emiliano SpA	187,586
216,734	Credito Valtellinese SC	96,100
4,557	Danieli & C Officine Meccaniche SpA	89,820
4,885	Datalogic SpA	88,148
36,080	Davide Campari-Milano SpA	372,518
9,415	De’ Longhi SpA	235,257
6,481	DiaSorin SpA	407,938
2,953	Ei Towers SpA(d)	159,329
2,136	El.En. SpA	35,725
18,234	ERG SpA	210,992
5,852	Esprinet SpA	36,540
9,629	Eurotech SpA(d)	15,201
85,067	Falck Renewables SpA	71,044
5,591	Ferrari NV	252,781
16,869	Fincantieri SpA(d)	7,355
187,037	Finmeccanica SpA(d)	2,134,997
34,243	FNM SpA	15,735
21,536	Geox SpA	62,023
58,626	Gruppo Editoriale L’Espresso SpA(d)	50,076
1,114	Gruppo Mutuionline SpA	9,341
51,774	Hera SpA	146,793
19,593	Immobiliare Grande Distribuzione SIIQ SpA REIT	17,086
57,566	IMMSI SpA	25,789
3,035	Industria Macchine Automatiche SpA	178,988
128,806	Intek Group SpA(d)	29,521
7,391	Interpump Group SpA	119,651
61,258	Iren SpA	100,676
84,914	Italcementi SpA(d)	1,005,354
4,398	Italmobiliare SpA	189,992
69,111	Juventus Football Club SpA(d)	22,523
4,305	La Doria SpA	57,179
23,268	Maire Tecnimont SpA	59,207
1,779	Mariella Burani SpA(b)(c)(d)	0
6,331	MARR SpA	133,139
264,782	Mediaset SpA	801,643
119,496	Mediobanca SpA	836,986
29,530	Moleskine SpA	71,642
6,224	Moncler SpA	109,109
123,440	Parmalat SpA	324,592
78,219	Piaggio & C SpA	143,329
35,489	Prysmian SpA	830,041
24,000	Recordati SpA	778,400
98,937	Reno de Medici SpA	33,670
831	Reply SpA	118,919
Shares		Value
ITALY (continued)
29,208	Retelit SpA(d)	$21,846
1,204	Sabaf SpA	12,296
11,126	Safilo Group SpA(d)	88,379
234,922	Saipem SpA(d)	102,668
36,907	Salini Impregilo SpA	111,656
9,328	Salvatore Ferragamo SpA	219,630
56,253	Saras SpA	96,727
3,891	SAVE SpA/Tessera	55,247
26,940	Societa Cattolica di Assicurazioni SCRL	189,901
34,431	Societa Iniziative Autostradali e Servizi SpA	313,149
15,879	Sogefi SpA(d)	26,984
21,463	SOL SpA	189,926
106,594	Terna Rete Elettrica Nazionale SpA	580,371
20,102	Tiscali SpA(d)	1,056
1,314	Tod’s SpA	77,199
7,633	Trevi Finanziaria Industriale SpA	10,010
6,610	Uni Land SpA(b)(c)(d)	0
248,355	Unione di Banche Italiane SpA	761,905
169,163	Unipol Gruppo Finanziario SpA	469,030
192,562	UnipolSai SpA	322,928
7,876	Vittoria Assicurazioni SpA	80,570
7,438	Yoox Net-A-Porter Group SpA(d)	208,226
3,856	Zignago Vetro SpA	24,142
		19,353,122
JAPAN — 6.5%
77,000	77 Bank Ltd. (The)	299,593
2,900	A&D Co. Ltd.	10,971
6,900	Accordia Golf Co. Ltd.	81,081
46,000	Achilles Corp.	63,566
4,000	Adastria Co. Ltd.	126,231
23,800	ADEKA Corp.	319,557
5,800	Aderans Co. Ltd.	26,659
2,500	Advan Co. Ltd.	21,218
60	Advance Residence Investment Corp. REIT	167,354
2,200	Advanex, Inc.	27,641
20,400	Advantest Corp.	274,306
1,200	Aeon Delight Co. Ltd.	36,870
8,300	Aeon Fantasy Co. Ltd.	206,615
6,800	Aeon Mall Co. Ltd.	92,635
11,700	Ahresty Corp.	84,051
3,900	Ai Holdings Corp.	96,970
5,900	Aica Kogyo Co. Ltd.	144,847
2,700	Aichi Bank Ltd. (The)	137,071
3,800	Aichi Corp.	30,650
55,000	Aichi Steel Corp.	277,601
16,000	Aichi Tokei Denki Co. Ltd.	49,081
11,400	Aida Engineering Ltd.	96,308
7,700	Ain Holdings, Inc.	535,042
43,000	Air Water, Inc.	742,549

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
4,700	Airport Facilities Co. Ltd.	$24,966
17,800	Aisan Industry Co. Ltd.	129,965
2,812	Aisin Seiki Co. Ltd.	130,768
29,900	Akebono Brake Industry Co. Ltd.(d)	62,124
44,000	Akita Bank Ltd. (The)	144,460
500	Albis Co. Ltd.	10,124
3,400	Alconix Corp.	47,684
12,300	Alfresa Holdings Corp.	273,400
5,900	Alinco, Inc.	55,337
3,100	Alpen Co. Ltd.	54,049
2,800	Alpha Corp.	26,454
10,600	Alpine Electronics, Inc.	116,664
23,100	Alps Electric Co. Ltd.	529,759
6,600	Alps Logistics Co. Ltd.	38,099
24,900	Amada Holdings Co. Ltd.	275,026
10,100	Amano Corp.	165,207
4,500	Amiyaki Tei Co. Ltd.	179,718
14,500	Anest Iwata Corp.	137,703
400	Anicom Holdings Inc.	10,871
18,800	Anritsu Corp.	110,550
300	AOI Electronics Co. Ltd.	5,960
3,300	AOI Pro, Inc.	31,081
20,300	AOKI Holdings, Inc.	229,192
50,000	Aomori Bank Ltd. (The)	158,769
8,900	Aoyama Trading Co. Ltd.	331,019
7,000	Arakawa Chemical Industries Ltd.	68,192
2,500	Arata Corp.	55,863
16,000	Araya Industrial Co. Ltd.	20,856
15,800	Arcland Sakamoto Co. Ltd.	177,612
9,738	Arcs Co. Ltd.	253,578
132,200	Ariake Japan Co. Ltd.	7,333,288
2,200	Artnature, Inc.	17,896
2,090	As One Corp.	86,746
13,800	Asahi Diamond Industrial Co. Ltd.	107,792
4,650	Asahi Holdings, Inc.	80,071
9,400	Asahi Intecc Co. Ltd.	437,134
9,000	Asahi Kogyosha Co. Ltd.	49,218
27,000	Asahi Yukizai Corp.	51,071
13,000	Asanuma Corp.	29,941
2,300	Asax Co. Ltd.	33,992
21,100	Ashikaga Holdings Co. Ltd.	71,343
33,000	Ashimori Industry Co. Ltd.	54,658
2,400	ASKA Pharmaceutical Co. Ltd.	45,961
1,600	ASKUL Corp.	55,902
6,700	Asunaro Aoki Construction Co. Ltd.	45,636
10,200	Atom Corp.	68,876
19,300	Autobacs Seven Co. Ltd.	282,213
10,000	Avex Group Holdings, Inc.	118,881
57,000	Awa Bank Ltd. (The)	354,173
3,800	Axial Retailing, Inc.	128,299
9,300	Azbil Corp.	283,917
11,500	Bandai Namco Holdings, Inc.	308,477
Shares		Value
JAPAN (continued)
63,000	Bando Chemical Industries Ltd.	$313,657
4,400	Bank of Iwate Ltd. (The)	189,308
26,000	Bank of Kochi Ltd. (The)	28,284
90,000	Bank of Kyoto Ltd. (The)	616,553
37,000	Bank of Nagoya Ltd. (The)	128,730
9,320	Bank of Okinawa Ltd. (The)	296,402
41,000	Bank of Saga Ltd. (The)	104,474
9,500	Bank of the Ryukyus Ltd.	105,581
5,500	Belc Co. Ltd.	225,315
29,400	Belluna Co. Ltd.	191,323
8,100	Benesse Holdings, Inc.	197,191
8,700	Bic Camera, Inc.	77,932
36,400	BML, Inc.	1,755,162
1,400	Bookoff Corp.	11,429
2,100	Broadleaf Co. Ltd.	21,260
86,300	Brother Industries Ltd.	1,000,567
31,200	Bunka Shutter Co. Ltd.	259,605
800	C Uyemura & Co. Ltd.	35,282
60,000	Calsonic Kansei Corp.	472,191
900	Can Do Co. Ltd.	15,074
5,100	Canon Electronics, Inc.	78,373
12,000	Canon Marketing Japan, Inc.	208,987
5,300	Capcom Co. Ltd.	109,288
3,400	Carlit Holdings Co. Ltd.	16,261
3,700	Cawachi Ltd.	87,029
109,000	Central Glass Co. Ltd.	476,444
900	Central Security Patrols Co. Ltd.	19,573
1,300	Central Sports Co. Ltd.	30,578
11,850	Century Tokyo Leasing Corp.	416,930
13,100	Chiba Kogyo Bank Ltd. (The)	55,848
1,500	Chino Corp.	14,892
4,000	Chiyoda Co. Ltd.	95,301
3,700	Chiyoda Integre Co. Ltd.	75,788
3,800	Chori Co. Ltd.	57,539
11,700	Chubu Shiryo Co. Ltd.	81,987
60,000	Chuetsu Pulp & Paper Co. Ltd.	126,427
150,500	Chugai Mining Co. Ltd.(d)	30,975
6,000	Chugai Ro Co. Ltd.	12,349
38,100	Chugoku Bank Ltd. (The)	436,506
23,000	Chugoku Marine Paints Ltd.	157,113
32,000	Chukyo Bank Ltd. (The)	74,955
9,800	Ci:z Holdings Co. Ltd.	243,187
92,800	Citizen Holdings Co. Ltd.	503,858
15,000	CKD Corp.	142,157
21,000	Clarion Co. Ltd.	52,688
7,000	Cleanup Corp.	56,392
1,900	CMIC Holdings Co. Ltd.	31,600
4,800	CMK Corp.(d)	22,910
18,023	Coca-Cola East Japan Co. Ltd.	350,975
7,600	Coca-Cola West Co. Ltd.	211,684
2,290	Cocokara Fine, Inc.	82,030
6,700	COLOPL Inc.	101,713
6,400	Colowide Co. Ltd.	119,990
6,100	Computer Engineering & Consulting Ltd.	86,327
16,300	COMSYS Holdings Corp.	274,289

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
13,300	CONEXIO Corp.	$198,258
7,500	COOKPAD, Inc.	106,361
25,200	Cosmo Energy Holdings Co. Ltd.	281,550
1,500	Cosmos Pharmaceutical Corp.	316,068
12,300	Create SD Holdings Co. Ltd.	303,778
24,900	Credit Saison Co. Ltd.	420,226
4,700	CTI Engineering Co. Ltd.	42,424
8,300	CyberAgent, Inc.	472,612
101,000	Dai Nippon Toryo Co. Ltd.	201,931
9,100	Daibiru Corp.	88,739
6,000	Dai-Dan Co. Ltd.	49,571
17,000	Daido Kogyo Co. Ltd.	34,322
6,600	Daido Metal Co. Ltd.	75,162
148,000	Daido Steel Co. Ltd.	607,752
11,200	Daifuku Co. Ltd.	238,412
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	56,255
30,000	Daihen Corp.	156,711
17,000	Daiho Corp.	95,301
13,000	Daiichi Jitsugyo Co. Ltd.	62,812
400	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	10,690
4,400	Dai-ichi Seiko Co. Ltd.	46,055
131,700	Daiichikosho Co. Ltd.	6,079,355
23,000	Daiken Corp.	78,444
19,000	Daiki Aluminium Industry Co. Ltd.	58,656
2,300	Daikoku Denki Co. Ltd.	31,017
3,100	Daikokutenbussan Co. Ltd.	135,199
86,000	Daikyo, Inc.	152,555
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	180,791
37,000	Daio Paper Corp.	421,003
38,000	Daisan Bank Ltd. (The)	66,291
4,910	Daiseki Co. Ltd.	89,601
64,000	Daishi Bank Ltd. (The)	247,131
6,000	Daishinku Corp.	15,877
122,000	Daito Bank Ltd. (The)	233,155
2,260	Daito Pharmaceutical Co. Ltd.	52,051
160,000	Daiwabo Holdings Co. Ltd.	376,341
601,160	DCM Holdings Co. Ltd.	5,184,699
15,000	Dena Co. Ltd.	389,278
191,000	Denka Co. Ltd.	840,486
5,700	Denyo Co. Ltd.	59,885
8,200	Descente Ltd.	92,419
37,400	DIC Corp.	899,858
1,400	Digital Arts, Inc.	32,354
3,700	Disco Corp.	385,103
23,000	DKS Co. Ltd.	76,640
24,800	DMG Mori Co. Ltd.	265,172
4,000	Doshisha Co. Ltd.	84,559
5,674	Doutor Nichires Holdings Co. Ltd.	109,437
71,000	Dowa Holdings Co. Ltd.	379,233
Shares		Value
JAPAN (continued)
400	DSB Co. Ltd.	$2,313
3,200	DTS Corp.	63,978
2,300	Dunlop Sports Co. Ltd.	20,377
2,000	Dynic Corp.	3,097
4,200	Eagle Industry Co. Ltd.	54,170
242,000	Ebara Corp.	1,332,915
800	Ebara Jitsugyo Co. Ltd.	9,644
48,400	EDION Corp.	407,464
52,000	Ehime Bank Ltd. (The)	125,878
8,000	Eidai Co. Ltd.	34,106
41,000	Eighteenth Bank Ltd. (The)	116,127
1,900	Eiken Chemical Co. Ltd.	44,821
2,800	Elecom Co. Ltd.	65,174
700	Elematec Corp.	15,628
3,500	Endo Lighting Corp.	33,273
3,000	en-japan, Inc.	54,922
3,000	Enplas Corp.	85,206
5,500	EPS Holdings Inc.	75,896
4,200	ESPEC Corp.	56,681
2,300	Excel Co. Ltd.	30,882
15,200	Exedy Corp.	364,973
7,900	Ezaki Glico Co. Ltd.	476,934
6,700	F@N Communications, Inc.	54,829
3,000	FALCO HOLDINGS Co. Ltd.	40,369
4,100	FamilyMart Co. Ltd.	243,505
257,100	FCC Co. Ltd.	5,079,763
35,680	Feed One Co. Ltd.	39,864
8,300	Ferrotec Corp.	110,303
48,300	FIDEA Holdings Co. Ltd.	72,899
2,900	Fields Corp.	37,801
9,300	Financial Products Group Co. Ltd.	94,518
3,000	Findex, Inc.	33,783
8,500	FJ Next Co. Ltd.	41,402
11,400	Foster Electric Co. Ltd.	223,900
2,200	FP Corp.	115,784
5,400	France Bed Holdings Co. Ltd.	48,795
7,100	F-Tech, Inc.	68,888
37,300	Fudo Tetra Corp.	65,801
3,700	Fuji Co. Ltd.	81,553
10,600	Fuji Corp. Ltd.	72,201
151,000	Fuji Electric Co. Ltd.	676,307
13,000	Fuji Kiko Co. Ltd.	43,446
12,000	Fuji Kyuko Co. Ltd.	170,412
13,800	Fuji Oil Co. Ltd.(d)	42,333
9,600	Fuji Oil Holdings, Inc.	211,974
2,200	Fuji Pharma Co. Ltd.	51,380
2,900	Fuji Seal International, Inc.	115,534
2,600	Fuji Soft, Inc.	65,385
27,000	Fujibo Holdings, Inc.	80,708
2,700	Fujicco Co. Ltd.	78,247
10,700	Fujikura Kasei Co. Ltd.	63,444
170,000	Fujikura Ltd.	972,999
1,200	Fujikura Rubber Ltd.	5,692
2,200	Fujimi, Inc.	37,560
4,400	Fujimori Kogyo Co. Ltd.	95,387
33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
25,300	Fujisash Co. Ltd.	$21,820
6,000	Fujita Kanko, Inc.	22,404
19,100	Fujitec Co. Ltd.	186,442
7,300	Fujitsu Frontech Ltd.	72,331
14,000	Fujitsu General Ltd.	331,357
7,700	FuKoKu Co. Ltd.	58,108
42,000	Fukuda Corp.	470,897
1,400	Fukuda Denshi Co. Ltd.	85,343
65,000	Fukui Bank Ltd. (The)	172,637
53,000	Fukuoka Financial Group, Inc.	205,694
179,000	Fukushima Bank Ltd. (The)	164,904
7,500	Fukushima Industries Corp.	258,735
28,000	Fukuyama Transporting Co. Ltd.	159,710
6,300	FULLCAST Holdings Co. Ltd.	53,655
3,600	Funai Soken Holdings, Inc.	50,383
2,000	Furukawa Battery Co. Ltd. (The)	12,192
44,000	Furukawa Co. Ltd.	72,877
313,000	Furukawa Electric Co. Ltd.	828,245
12,800	Furuno Electric Co. Ltd.	64,982
4,000	Furusato Industries Ltd.	55,550
3,500	Fuso Chemical Co. Ltd.	55,844
11,000	Fuso Pharmaceutical Industries Ltd.	30,725
41,600	Futaba Industrial Co. Ltd.	215,267
17,300	Future Corp.	138,692
8,900	Fuyo General Lease Co. Ltd.	409,957
20,000	Gakken Holdings Co. Ltd.	56,255
8,000	Gecoss Corp.	73,073
1,700	Genki Sushi Co. Ltd.	35,604
1,000	Genky Stores, Inc.	34,253
10,000	Geo Holdings Corp.	146,028
2,500	GLOBERIDE, Inc.	41,628
14,500	Glory Ltd.	407,850
90	GLP J - REIT	114,843
6,400	GMO Internet, Inc.	84,175
1,600	GMO Payment Gateway, Inc.	92,517
34,000	Godo Steel Ltd.	57,647
4,880	Goldcrest Co. Ltd.	77,910
16,300	Gree, Inc.(d)	83,070
121,000	GS Yuasa Corp.	501,622
24,000	GSI Creos Corp.	22,816
16,400	G-Tekt Corp.	253,952
7,200	Gulliver International Co. Ltd.	36,976
16,000	Gun-Ei Chemical Industry Co. Ltd.	47,827
57,600	GungHo Online Entertainment, Inc.	131,531
91,000	Gunma Bank Ltd. (The)	372,794
48,000	Gunze Ltd.	139,246
4,400	Gurunavi, Inc.	117,034
7,200	H.I.S. Co. Ltd.	193,628
23,735	H2O Retailing Corp.	316,125
105,000	Hachijuni Bank Ltd. (The)	499,093
1,600	Hagihara Industries, Inc.	40,065
Shares		Value
JAPAN (continued)
3,500	Hakudo Co. Ltd.	$39,104
13,900	Hakuhodo DY Holdings, Inc.	164,836
4,800	Hakuto Co. Ltd.	43,891
6,600	Hamakyorex Co. Ltd.	121,153
6,500	Hamamatsu Photonics KK	194,296
9,800	Haneda Zenith Holdings Co. Ltd.	25,644
247,000	Hanwa Co. Ltd.	1,341,089
7,000	Happinet Corp.	76,974
5,000	Hard Off Corp. Co. Ltd.	56,304
2,400	Harmonic Drive Systems, Inc.	75,386
50,900	Haseko Corp.	548,234
24,260	Hazama Ando Corp.	150,979
41,300	Heiwa Corp.	855,669
4,000	Heiwa Real Estate Co. Ltd.	53,433
23,100	Heiwado Co. Ltd.	451,427
15,800	Hibiya Engineering Ltd.	260,301
7,545	Hiday Hidaka Corp.	188,856
1,600	Hikari Tsushin, Inc.	134,072
3,700	HI-LEX Corp.	98,125
3,200	Hiramatsu, Inc.	18,848
104,000	Hiroshima Bank Ltd. (The)	383,241
3,900	Hisamitsu Pharmaceutical Co., Inc.	222,453
25,100	Hitachi Capital Corp.	467,389
39,800	Hitachi Chemical Co. Ltd.	844,095
51,000	Hitachi Construction Machinery Co. Ltd.	842,211
9,200	Hitachi High-Technologies Corp.	318,283
8,700	Hitachi Koki Co. Ltd.	59,174
16,000	Hitachi Kokusai Electric, Inc.	259,362
68,200	Hitachi Metals Ltd.	770,663
19,900	Hitachi Transport System Ltd.	393,183
51,500	Hitachi Zosen Corp.	264,983
32,500	Hochiki Corp.	367,570
10,000	Hodogaya Chemical Co. Ltd.	24,893
144,000	Hogy Medical Co. Ltd.	9,328,564
12,800	Hokkaido Electric Power Co., Inc.	102,365
25,000	Hokkan Holdings Ltd.	77,669
12,000	Hokko Chemical Industry Co. Ltd.	33,400
61,000	Hokkoku Bank Ltd. (The)	193,698
74,000	Hokuetsu Bank Ltd. (The)	155,927
7,100	Hokuetsu Industries Co. Ltd.	42,585
43,500	Hokuetsu Kishu Paper Co. Ltd.	310,364
308,000	Hokuhoku Financial Group, Inc.	401,470
25,000	Hokuriku Electric Industry Co. Ltd.	30,872
9,300	Hokuriku Electric Power Co.	111,197
2,000	Hokuriku Electrical Construction Co. Ltd.	15,426
2,500	Hokuto Corp.	46,773
3,320	Honeys Co. Ltd.	44,870
9,600	Hoosiers Holdings	52,217

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
7,700	Horiba Ltd.	$366,002
2,900	Hoshizaki Electric Co. Ltd.	265,742
9,000	Hosokawa Micron Corp.	47,984
3,300	Howa Machinery Ltd.	17,626
44,000	Hyakugo Bank Ltd. (The)	171,627
61,000	Hyakujushi Bank Ltd. (The)	206,253
86,800	Ibiden Co. Ltd.	1,127,162
4,300	IBJ Leasing Co. Ltd.	79,017
400	Ichibanya Co. Ltd.	13,407
19,000	Ichikoh Industries Ltd.	56,236
7,300	ICHINEN Holdings Co. Ltd.	67,752
5,000	Ichiyoshi Securities Co. Ltd.	39,300
4,300	Idec Corp.	40,288
22,800	Idemitsu Kosan Co. Ltd.	448,246
3,100	Ihara Chemical Industry Co. Ltd.	33,207
66,000	IHI Corp.	188,230
9,000	Iida Group Holdings Co. Ltd.	181,173
39,100	Iino Kaiun Kaisha Ltd.	143,701
5,680	IJT Technology Holdings Co. Ltd.	17,090
14,000	Ikegami Tsushinki Co. Ltd.	16,877
7,100	Imasen Electric Industrial	64,644
3,500	Inaba Denki Sangyo Co. Ltd.	128,975
13,200	Inabata & Co. Ltd.	133,636
5,600	Inageya Co. Ltd.	77,221
3,300	Ines Corp.	35,576
1,800	I-Net Corp.	19,335
3,000	Infocom Corp.	41,162
2,300	Information Services International-Dentsu Ltd.	45,601
2,400	Innotech Corp.	11,196
1,400	Intage Holdings, Inc.	22,598
4,500	Internet Initiative Japan, Inc.	95,879
1,100	Inui Warehouse Co. Ltd.	10,177
1,500	Iriso Electronics Co. Ltd.	88,793
5,000	Ise Chemicals Corp.	21,267
39,000	Iseki & Co. Ltd.	86,000
158,000	Ishihara Sangyo Kaisha Ltd.(d)	103,749
15,966	IT Holdings Corp.	418,416
11,000	Ito En Ltd.	409,124
26,200	Itochu Enex Co. Ltd.	227,246
9,200	Itochu Techno-Solutions Corp.	223,700
1,300	Itochu-Shokuhin Co. Ltd.	52,938
14,000	Itoham Yonekyu Holdings, Inc.(d)	145,166
10,400	Itoki Corp.	59,525
6,800	IwaiCosmo Holdings, Inc.	60,513
35,000	Iwasaki Electric Co. Ltd.	52,825
32,000	Iwatani Corp.	187,857
52,400	Iyo Bank Ltd. (The)	343,564
7,500	Izumi Co. Ltd.	328,931
46,000	Izutsuya Co. Ltd.(d)	19,836
13,900	J Trust Co. Ltd.	105,849
42,500	J. Front Retailing Co. Ltd.	498,579
22,000	Jaccs Co. Ltd.	103,063
Shares		Value
JAPAN (continued)
900	Jalux, Inc.	$15,224
1,900	Jamco Corp.	38,490
8,300	Janome Sewing Machine Co. Ltd.(d)	47,912
4,000	Japan Airport Terminal Co. Ltd.	179,546
19,000	Japan Aviation Electronics Industry Ltd.	284,157
182,600	Japan Display, Inc.(d)	334,652
600	Japan Drilling Co. Ltd.	12,737
130	Japan Hotel REIT Investment Corp.	109,825
3,900	Japan Medical Dynamic Marketing, Inc.	28,170
30	Japan Prime Realty Investment Corp. REIT	132,455
42,000	Japan Pulp & Paper Co. Ltd.	150,243
28,000	Japan Radio Co. Ltd.	79,581
90	Japan Retail Fund Investment Corp. REIT	222,277
89,000	Japan Steel Works Ltd. (The)	402,979
24,000	Japan Transcity Corp.	90,557
20,000	Japan Wool Textile Co. Ltd. (The)	141,324
6,000	JBCC Holdings, Inc.	38,928
1,000	JCU Corp.	32,783
12,000	Jeol Ltd.	48,572
21,000	JGC Corp.	311,805
37,800	Jimoto Holdings, Inc.	58,533
1,500	Jin Co. Ltd.	62,846
5,000	JK Holdings Co. Ltd.	23,717
9,000	JMS Co. Ltd.	25,227
28,000	Joban Kosan Co. Ltd.	41,437
24,000	J-Oil Mills, Inc.	81,619
20,000	Joshin Denki Co. Ltd.	169,746
27,000	Joyo Bank Ltd. (The)	107,169
12,600	Jp-Holdings, Inc.	37,540
5,400	JSP Corp.	125,533
35,100	JSR Corp.	486,759
4,400	Juki Corp.	38,508
92,000	Juroku Bank Ltd. (The)	265,987
64,900	JVC Kenwood Corp.	152,017
34,400	kabu.com Securities Co. Ltd.	116,313
1,000	Kabuki-Za Co. Ltd.	49,297
2,900	Kadokawa Dwango Corp.(d)	39,620
10,500	Kaga Electronics Co. Ltd.	131,411
40,000	Kajima Corp.	298,721
1,800	Kakaku.com, Inc.	37,787
3,800	Kaken Pharmaceutical Co. Ltd.	254,364
1,000	Kameda Seika Co. Ltd.	55,569
13,800	Kamei Corp.	113,743
27,000	Kamigumi Co. Ltd.	246,092
3,000	Kanagawa Chuo Kotsu Co. Ltd.	18,141
6,000	Kanamoto Co. Ltd.	126,485
99,000	Kandenko Co. Ltd.	973,166
98,000	Kaneka Corp.	752,036
1,300	Kaneko Seeds Co. Ltd.	19,621

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
220,000	Kanematsu Corp.	$364,385
1,800	Kanematsu Electronics Ltd.	34,206
7,000	Kansai Paint Co. Ltd.	148,665
1,600	Kansai Super Market Ltd.	15,744
2,400	Kansai Urban Banking Corp.	25,027
5,000	Kanto Denka Kogyo Co. Ltd.	54,785
4,400	Kappa Create Co. Ltd.	53,084
7,900	Kasai Kogyo Co. Ltd.	79,825
2,600	Kato Sangyo Co. Ltd.	63,169
26,000	Kato Works Co. Ltd.	113,138
2,400	KAWADA Technologies, Inc.	84,912
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	43,753
691,000	Kawasaki Kisen Kaisha Ltd.	1,720,135
69,000	Keihan Holdings Co. Ltd.	499,740
15,900	Keihanshin Building Co. Ltd.	80,096
15,000	Keihin Co. Ltd. (The)	20,140
30,200	Keihin Corp.	481,850
51,000	Keiyo Bank Ltd. (The)	220,424
7,800	Keiyo Co. Ltd.	40,821
27,100	Kenedix, Inc.	110,753
2,600	Kenko Mayonnaise Co. Ltd.	77,718
5,400	Kewpie Corp.	167,501
1,825	KEY Coffee, Inc.	35,235
2,000	KFC Holdings Japan Ltd.	36,458
23,200	Kinden Corp.	283,307
14,000	Kintetsu Department Store Co. Ltd.(d)	47,611
9,000	Kintetsu World Express, Inc.	127,015
17,000	Kinugawa Rubber Industrial Co. Ltd.	129,622
59,000	Kitagawa Iron Works Co. Ltd.	101,769
2,600	Kita-Nippon Bank Ltd. (The)	74,915
21,000	Kitano Construction Corp.	52,482
7,900	Kito Corp.	66,895
34,300	Kitz Corp.	186,232
24,000	Kiyo Bank Ltd. (The)	354,231
4,200	KLab, Inc.(d)	25,109
8,000	KNT-CT Holdings Co. Ltd.(d)	10,977
7,300	Koa Corp.	61,099
22,000	Koatsu Gas Kogyo Co. Ltd.	144,460
11,000	Kobayashi Pharmaceutical Co. Ltd.	526,633
1,164,000	Kobe Steel Ltd.	1,026,707
77,400	Koei Tecmo Holdings Co. Ltd.	1,360,104
9,600	Kohnan Shoji Co. Ltd.	198,802
1,300	Kohsoku Corp.	11,556
3,000	Koike Sanso Kogyo Co. Ltd.	6,968
6,300	Koito Manufacturing Co. Ltd.	316,127
1,400	Kokusai Co. Ltd.	11,663
13,800	Kokuyo Co. Ltd.	204,765
12,000	KOMAIHALTEC, Inc.	23,874
3,400	Komatsu Wall Industry Co. Ltd.	54,348
12,800	Komeri Co. Ltd.	291,037
4,600	Konaka Co. Ltd.	22,857
6,300	Kondotec, Inc.	47,049
Shares		Value
JAPAN (continued)
7,400	Konishi Co.Ltd.	$97,545
7,600	Konoike Transport Co. Ltd.	89,009
18,300	Kotobuki Spirits Co. Ltd.	558,676
2,000	Kourakuen Holdings Corp.	30,225
108,000	Krosaki Harima Corp.	263,557
4,200	KRS Corp.	100,436
16,856	K’s Holdings Corp.	314,703
2,000	KU Holdings Co. Ltd.	14,975
59,000	Kumagai Gumi Co. Ltd.	198,912
4,900	Kura Corp.	260,763
73,000	Kurabo Industries Ltd.	138,796
11,500	Kuraray Co. Ltd.	147,419
66,000	Kureha Corp.	277,493
21,000	Kurimoto Ltd.	34,371
8,100	Kurita Water Industries Ltd.	181,552
10,500	Kuroda Electric Co. Ltd.	194,389
6,400	Kusuri No Aoki Co. Ltd.	333,689
111,000	KYB Corp.	401,421
38,000	Kyodo Printing Co. Ltd.	122,899
6,700	Kyoei Steel Ltd.	131,130
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	112,938
5,100	Kyokuto Securities Co. Ltd.	62,579
16,000	Kyokuyo Co. Ltd.	41,554
4,500	KYORIN Holdings, Inc.	97,511
1,420	Kyoritsu Maintenance Co. Ltd.	105,628
400	Kyoritsu Printing Co. Ltd.	1,200
18,000	Kyosan Electric Manufacturing Co. Ltd.	64,213
900	Kyoto Kimono Yuzen Co. Ltd.	7,709
7,300	Kyowa Electronic Instruments Co. Ltd.	24,253
22,700	Kyowa Exeo Corp.	298,558
1,400	Kyowa Leather Cloth Co. Ltd.	11,306
7,000	Kyudenko Corp.	246,974
125,940	Kyushu Financial Group, Inc.	706,010
3,500	Lasertec Corp.	49,669
600	LEC, Inc.	10,690
76,700	Leopalace21 Corp.	557,012
2,400	Life Corp.	71,152
8,000	Lintec Corp.	171,471
6,000	Look, Inc.	8,232
3,700	Mabuchi Motor Co. Ltd.	171,157
10,450	Macnica Fuji Electronics Holdings, Inc.	102,518
220,000	Maeda Corp.	2,011,663
27,300	Maeda Kosen Co. Ltd.	298,057
36,000	Maeda Road Construction Co. Ltd.	688,352
45,000	Makino Milling Machine Co. Ltd.	258,000
2,300	Mandom Corp.	102,225
900	Mani, Inc.	18,505
7,700	Marubun Corp.	45,128
31,000	Marudai Food Co. Ltd.	149,478
4,000	Marufuji Sheet Piling Co. Ltd.	9,213

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
11,700	Maruha Nichiro Corp.	$298,821
7,800	Marusan Securities Co. Ltd.	65,436
2,900	Maruwa Co. Ltd.	110,418
20,000	Maruyama Manufacturing Co., Inc.	34,498
20,000	Maruzen Showa Unyu Co. Ltd.	80,561
6,400	Marvelous, Inc.	49,928
4,200	Matsuda Sangyo Co. Ltd.	54,581
2,000	Matsui Construction Co. Ltd.	25,638
16,400	Matsui Securities Co. Ltd.	145,460
10,300	Matsumotokiyoshi Holdings Co. Ltd.	460,817
3,800	Matsuya Co. Ltd.	29,272
700	Matsuya Foods Co. Ltd.	19,607
6,000	Max Co. Ltd.	76,915
2,400	Maxvalu Nishinihon Co. Ltd.	36,458
3,700	Maxvalu Tokai Co. Ltd.	62,915
2,900	MEC Co. Ltd.	25,750
14,400	Medipal Holdings Corp.	238,789
5,200	Megachips Corp.	63,857
117,200	Megmilk Snow Brand Co. Ltd.	4,089,107
45,000	Meidensha Corp.	155,682
2,600	Meiko Network Japan Co. Ltd.	27,953
12,000	Meisei Industrial Co. Ltd.	58,215
6,000	Meitec Corp.	201,990
13,200	Meiwa Corp.	42,691
49,000	Michinoku Bank Ltd. (The)	92,684
4,400	Micronics Japan Co. Ltd.	39,630
15,000	Mie Bank Ltd. (The)	30,137
4,100	Mikuni Corp.	12,818
1,237	Milbon Co. Ltd.	53,767
3,500	Mimasu Semiconductor Industry Co. Ltd.	36,394
63,000	Minato Bank Ltd. (The)	108,669
31,000	Minebea Co. Ltd.	251,257
2,900	Ministop Co. Ltd.	48,914
140,400	Miraca Holdings, Inc.	6,508,473
16,940	Mirait Holdings Corp.	181,794
13,700	Misawa Homes Co. Ltd.	101,775
506,400	MISUMI Group, Inc.	9,439,631
6,400	Mitani Corp.	198,206
10,800	Mito Securities Co. Ltd.	25,615
7,200	Mitsuba Corp.	86,653
103,000	Mitsubishi Gas Chemical Co., Inc.	595,580
14,000	Mitsubishi Logistics Corp.	197,579
314,000	Mitsubishi Materials Corp.	837,046
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	64,184
124,000	Mitsubishi Paper Mills Ltd.(d)	87,499
2,100	Mitsubishi Pencil Co. Ltd.	103,729
4,200	Mitsubishi Research Institute, Inc.	130,896
6,500	Mitsubishi Shokuhin Co. Ltd.	180,472
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	85,971
Shares		Value
JAPAN (continued)
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	$306,340
13,000	Mitsuboshi Belting Ltd.	109,952
226,000	Mitsui Chemicals, Inc.	974,568
196,000	Mitsui Engineering & Shipbuilding Co. Ltd.	291,978
4,300	Mitsui High-Tec, Inc.	30,216
14,000	Mitsui Home Co. Ltd.	62,841
41,000	Mitsui Matsushima Co. Ltd.	39,780
368,000	Mitsui Mining & Smelting Co. Ltd.	710,501
437,000	Mitsui Osk Lines Ltd.	946,509
10,000	Mitsui Sugar Co. Ltd.	50,179
44,000	Mitsui-Soko Holdings Co. Ltd.	117,724
20,800	Mitsumi Electric Co. Ltd.(d)	106,003
18,000	Miyaji Engineering Group, Inc.	26,462
63,000	Miyazaki Bank Ltd. (The)	184,613
18,000	Miyoshi Oil & Fat Co. Ltd.	22,051
25,000	Mizuno Corp.	132,063
35,100	Mochida Pharmaceutical Co. Ltd.	2,700,397
1,800	Modec, Inc.	28,402
42,900	Monex Group, Inc.	107,213
2,500	Monogatari Corp. (The)	131,572
4,700	Monotaro Co. Ltd.	138,096
26,000	Morinaga & Co. Ltd.	172,764
347,000	Morinaga Milk Industry Co. Ltd.	2,591,405
8,400	Morita Holdings Corp.	116,654
12,000	Mory Industries, Inc.	36,223
6,200	MTI Ltd.	41,805
2,000	Murakami Corp.	30,539
276,000	Musashi Seimitsu Industry Co. Ltd.	5,745,323
8,700	Musashino Bank Ltd. (The)	221,774
18,500	Nabtesco Corp.	502,048
5,100	NAC Co. Ltd.	43,535
18,000	Nachi-Fujikoshi Corp.	59,803
800	Nafco Co. Ltd.	12,819
1,800	Nagaileben Co. Ltd.	43,273
35,000	Nagano Bank Ltd.	67,575
36,300	Nagase & Co. Ltd.	429,403
5,000	Nagatanien Holdings Co. Ltd.	62,675
41,000	Nagoya Railroad Co. Ltd.	232,254
22,000	Nakabayashi Co. Ltd.	59,078
2,500	Nakanishi, Inc.	86,612
6,400	Nakano Corp.	26,846
1,400	Nakano Refrigerators Co. Ltd.	36,923
27,000	Nakayama Steel Works Ltd.(d)	14,289
68,000	Nankai Electric Railway Co. Ltd.	379,870
55,000	Nanto Bank Ltd. (The)	218,307
1,100	Natori Co. Ltd.	16,537
9,000	NDS Co. Ltd.	23,815
3,300	NEC Capital Solutions Ltd.	49,386
10,300	NEC Networks & System Integration Corp.	190,687

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
11,000	NET One Systems Co. Ltd.	$74,925
11,000	Nexon Co. Ltd.	166,021
5,600	Next Co. Ltd.	54,938
75,300	NHK Spring Co. Ltd.	670,088
24,000	Nice Holdings, Inc.	34,341
38,000	Nichias Corp.	310,599
6,000	Nichiban Co. Ltd.	44,103
5,900	Nichiha Corp.	115,820
14,000	Nichii Gakkan Co.	99,887
5,150	Nichi-Iko Pharmaceutical Co. Ltd.	112,504
192,000	Nichirei Corp.	1,844,073
18,000	Nichireki Co. Ltd.	125,428
370,900	Nifco, Inc.	21,119,508
5,500	Nihon Dempa Kogyo Co. Ltd.	46,518
1,400	Nihon Eslead Corp.	14,174
10,000	Nihon House Holdings Co. Ltd.	34,400
8,700	Nihon Kohden Corp.	244,710
120,300	Nihon M&A Center, Inc.	7,415,955
20,200	Nihon Nohyaku Co. Ltd.	110,666
12,000	Nihon Parkerizing Co. Ltd.	146,656
2,800	Nihon Plast Co. Ltd.	22,941
1,100	Nihon Tokushu Toryo Co. Ltd.	11,449
600	Nihon Trim Co. Ltd.	40,927
15,300	Nihon Unisys Ltd.	210,678
15,000	Nihon Yamamura Glass Co. Ltd.	23,815
14,800	Nikkiso Co. Ltd.	105,015
7,000	Nikko Co. Ltd.	23,188
17,900	Nikkon Holdings Co. Ltd.	362,438
407,100	Nikon Corp.	5,829,109
31,000	Nippo Corp.	574,519
4,000	Nippon Air Conditioning Services Co. Ltd.	21,208
22,000	Nippon Carbide Industries Co. Inc.	31,695
15,000	Nippon Carbon Co. Ltd.	28,667
31,000	Nippon Chemical Industrial Co. Ltd.	65,625
61,000	Nippon Chemi-Con Corp.	90,871
3,000	Nippon Chemiphar Co. Ltd.	13,642
30,700	Nippon Coke & Engineering Co. Ltd.	20,159
7,500	Nippon Concrete Industries Co. Ltd.	27,785
19,205	Nippon Denko Co. Ltd.	31,997
8,000	Nippon Densetsu Kogyo Co. Ltd.	162,454
107,000	Nippon Electric Glass Co. Ltd.	492,870
376,000	Nippon Express Co. Ltd.	1,927,260
2,300	Nippon Fine Chemical Co. Ltd.	17,717
117,000	Nippon Flour Mills Co. Ltd.	861,146
5,400	Nippon Gas Co. Ltd.	129,291
7,500	Nippon Hume Corp.	47,484
24,000	Nippon Kayaku Co. Ltd.	251,443
16,000	Nippon Kinzoku Co. Ltd.(d)	15,838
Shares		Value
JAPAN (continued)
47,000	Nippon Koei Co. Ltd.	$151,085
7,000	Nippon Koshuha Steel Co. Ltd.	4,734
356,300	Nippon Light Metal Holdings Co. Ltd.	817,114
59,700	Nippon Paper Industries Co. Ltd.	1,092,954
37,600	Nippon Parking Development Co. Ltd.	45,694
6,100	Nippon Piston Ring Co. Ltd.	87,882
4,000	Nippon Rietec Co. Ltd.	34,890
30,000	Nippon Road Co. Ltd. (The)	124,663
4,000	Nippon Seisen Co. Ltd.	16,112
9,000	Nippon Sharyo Ltd.(d)	24,521
349,000	Nippon Sheet Glass Co. Ltd.(d)	259,950
6,000	Nippon Shokubai Co. Ltd.	383,986
13,200	Nippon Signal Co. Ltd.	127,556
32,000	Nippon Soda Co. Ltd.	142,696
97,480	Nippon Steel & Sumikin Bussan Corp.	337,242
51,100	Nippon Suisan Kaisha Ltd.	255,913
23,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	144,940
22,000	Nippon Thompson Co. Ltd.	73,308
18,000	Nippon Valqua Industries Ltd.	47,278
24,700	Nippon Yakin Kogyo Co. Ltd.	32,922
658,000	Nippon Yusen KK	1,186,573
32,800	Nipro Corp.	412,110
1,000	Nishikawa Rubber Co. Ltd.	14,701
73,000	Nishimatsu Construction Co. Ltd.	364,875
174,000	Nishi-Nippon City Bank Ltd. (The)	342,765
28,000	Nishi-Nippon Railroad Co. Ltd.	147,361
6,200	Nishio Rent All Co. Ltd.	151,969
7,300	Nissan Chemical Industries Ltd.	235,380
24,300	Nissan Shatai Co. Ltd.	247,442
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	21,828
2,000	Nissei ASB Machine Co. Ltd.	36,693
11,000	Nissei Build Kogyo Co. Ltd.	60,910
2,600	Nissei Plastic Industrial Co. Ltd.	17,378
15,700	Nissha Printing Co. Ltd.	314,508
6,800	Nisshin Fudosan Co. Ltd.	23,525
29,000	Nisshin Oillio Group Ltd. (The)	137,845
12,500	Nisshin Seifun Group, Inc.	207,894
51,324	Nisshin Steel Co. Ltd.	644,851
59,000	Nisshinbo Holdings, Inc.	555,682
23,000	Nissin Corp.	70,329
84,800	Nissin Electric Co. Ltd.	1,485,153
68,900	Nissin Foods Holdings Co. Ltd.	3,943,510
20,300	Nissin Kogyo Co. Ltd.	304,992
3,200	Nitta Corp.	80,694
26,000	Nittetsu Mining Co. Ltd.	90,714
80,000	Nitto Boseki Co. Ltd.	294,017
10,800	Nitto Kogyo Corp.	150,090
2,600	Nitto Kohki Co. Ltd.	61,155

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
12,000	Nitto Seiko Co. Ltd.	$34,224
13,100	Nittoc Construction Co. Ltd.	58,930
1,200	Noevir Holdings Co. Ltd.	36,870
473,000	NOF Corp.	4,135,012
2,700	Nohmi Bosai Ltd.	40,962
3,600	Nojima Corp.	63,366
43,900	NOK Corp.	852,314
5,000	Nomura Co. Ltd.	75,856
55,300	Nomura Real Estate Holdings, Inc.	966,876
33,000	Noritake Co. Ltd.	77,297
6,600	Noritz Corp.	130,273
96,500	North Pacific Bank Ltd.	319,665
4,100	NS Solutions Corp.	78,436
57,000	NS United Kaiun Kaisha Ltd.	76,533
3,100	NSD Co. Ltd.	51,801
172,000	NTN Corp.	568,080
8,400	NTT Urban Development Corp.	90,804
1,600	Nuflare Technology, Inc.	77,150
2,600	Obara Group, Inc.	108,296
30,000	Obayashi Corp.	331,945
41,900	Obayashi Road Corp.	300,180
2,600	Obic Co. Ltd.	153,653
5,100	Odelic Co. Ltd.	189,935
30,000	Oenon Holdings, Inc.	61,450
54,000	Ogaki Kyoritsu Bank Ltd. (The)	180,467
4,500	Ohashi Technica, Inc.	54,775
900	Ohsho Food Service Corp.	34,488
7,245	Oiles Corp.	130,507
46,000	Oita Bank Ltd. (The)	150,125
11,100	Okabe Co. Ltd.	87,029
8,000	Okamoto Industries, Inc.	83,501
176,700	Okamura Corp.	1,849,518
47,000	Okasan Securities Group, Inc.	241,368
194,000	Oki Electric Industry Co. Ltd.	268,084
3,200	Okinawa Cellular Telephone Co.	99,574
1,125	Okinawa Electric Power Co., Inc. (The)	22,757
18,000	OKK Corp.	18,170
40,000	OKUMA Corp.	311,266
24,000	Okumura Corp.	143,480
38,000	Okura Industrial Co. Ltd.	112,844
11,000	Okuwa Co. Ltd.	112,981
2,600	ONO Sokki Co. Ltd.	21,940
2,400	Onoken Co. Ltd.	29,496
26,000	Onward Holdings Co. Ltd.	180,409
4,800	Open House Co. Ltd.	138,729
3,400	OPT Holding, Inc.	25,491
1,800	Optex Co. Ltd.	42,197
75,000	Oracle Corp. Japan	4,601,362
9,000	Organo Corp.	35,370
36,200	Orient Corp.(d)	68,827
12,000	Origin Electric Co. Ltd.	32,107
70	Orix JREIT, Inc. REIT	129,318
Shares		Value
JAPAN (continued)
2,400	Osaka Organic Chemical Industry Ltd.	$14,348
24,000	Osaka Soda Co. Ltd.	103,259
7,000	Osaka Steel Co. Ltd.	130,347
2,100	OSAKA Titanium Technologies Co. Ltd.	27,085
5,000	Osaki Electric Co. Ltd.	40,672
12,500	OSG Corp.	210,222
12,200	OSJB Holdings Corp.	24,750
24,900	Pacific Industrial Co. Ltd.	284,544
31,000	Pacific Metals Co. Ltd.(d)	84,765
2,950	Pack Corp. (The)	82,283
1,400	Pal Co. Ltd.	33,465
5,850	PALTAC Corp.	116,387
8,000	PanaHome Corp.	63,900
5,300	Panasonic Industrial Devices SUNX Co. Ltd.	32,464
49,000	Paramount Bed Holdings Co. Ltd.	1,877,689
4,500	Parco Co. Ltd.	38,060
158,800	Park24 Co. Ltd.	5,431,587
3,000	Pasco Corp.	9,938
1,900	Pasona Group, Inc.	12,569
2,500	PC Depot Corp.	33,346
57,100	Penta-Ocean Construction Co. Ltd.	351,436
700	PIA Corp.	14,880
20,100	Pigeon Corp.	508,237
9,100	Pilot Corp.	402,225
2,200	Piolax, Inc.	112,550
129,500	Pioneer Corp.(d)	239,874
3,500	Plenus Co. Ltd.	62,738
2,600	Pocket Card Co. Ltd.	13,836
62,000	Press Kogyo Co. Ltd.	232,116
600	Pressance Corp.	27,020
3,000	Prestige International, Inc.	45,514
15,000	Prima Meat Packers Ltd.	48,072
2,000	Proto Corp.	22,894
3,400	PS Mitsubishi Construction Co. Ltd.	12,962
3,700	Qol Co. Ltd.	53,595
17,300	Raito Kogyo Co. Ltd.	204,307
2,000	Raysum Co. Ltd.	14,524
1,900	Relo Holdings, Inc.	299,427
216,840	Rengo Co. Ltd.	1,432,353
53,300	Resorttrust, Inc.	1,224,957
3,000	Rheon Automatic Machinery Co. Ltd.	18,641
10,000	Ricoh Leasing Co. Ltd.	259,225
1,400	Right On Co. Ltd.	15,779
41,000	Riken Corp.	143,451
6,500	Riken Keiki Co. Ltd.	75,107
19,000	Riken Technos Corp.	84,540
900	Riken Vitamin Co. Ltd.	42,427
3,000	Ringer Hut Co. Ltd.	69,594
42,500	Rinnai Corp.	4,219,386

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
900	Rion Co. Ltd.	$12,649
17,500	Riso Kagaku Corp.	255,550
1,800	Rock Field Co. Ltd.	26,532
11,400	Rohto Pharmaceutical Co. Ltd.	199,543
1,800	Roland DG Corp.	37,822
43,000	Round One Corp.	293,311
6,300	Royal Holdings Co. Ltd.	118,795
59,000	Ryobi Ltd.	285,069
6,000	Ryoden Trading Co. Ltd.	37,987
1,300	Ryohin Keikaku Co. Ltd.	292,145
8,400	Ryosan Co. Ltd.	262,616
1,800	S Foods, Inc.	48,742
1,700	Sac’s Bar Holdings, Inc.	18,294
22,000	Saibu Gas Co. Ltd.	55,197
4,700	Saizeriya Co. Ltd.	105,253
28,000	Sakai Chemical Industry Co. Ltd.	77,111
18,000	Sakai Heavy Industries Ltd.	32,283
1,800	Sakai Moving Service Co. Ltd.	44,138
18,000	Sakai Ovex Co. Ltd.	26,814
9,300	Sakata INX Corp.	119,947
2,900	Sakata Seed Corp.	72,134
5,100	SAMTY Co. Ltd.	51,732
2,300	San-A Co. Ltd.	115,862
31,000	San-Ai Oil Co. Ltd.	210,242
43,000	Sanden Holdings Corp.	125,584
1,100	Sanei Architecture Planning Co. Ltd.	11,945
21,750	Sangetsu Co. Ltd.	428,030
40,800	San-In Godo Bank Ltd. (The)	318,691
26,000	Sanken Electric Co. Ltd.	93,262
8,000	Sanko Metal Industrial Co. Ltd.	22,894
3,900	Sankyo Co. Ltd.	143,524
7,900	Sankyo Tateyama, Inc.	121,324
52,000	Sankyu, Inc.	299,152
14,600	Sanoh Industrial Co. Ltd.	81,703
4,900	Sanrio Co. Ltd.	88,074
6,800	Sanshin Electronics Co. Ltd.	60,513
43,600	Sanwa Holdings Corp.	459,779
19,000	Sanyo Chemical Industries Ltd.	166,472
18,000	Sanyo Denki Co. Ltd.	86,088
2,000	Sanyo Electric Railway Co. Ltd.	9,801
2,400	Sanyo Housing Nagoya Co. Ltd.	22,228
10,000	Sanyo Industries Ltd.	16,955
63,000	Sanyo Special Steel Co. Ltd.	340,824
3,300	Sanyo Trading Co. Ltd.	41,365
13,000	Sapporo Holdings Ltd.	366,296
1,500	SATO Holdings Corp.	34,973
2,700	Sato Shoji Corp.	17,359
4,100	Satori Electric Co. Ltd.	27,203
7,800	Sawada Holdings Co. Ltd.	75,680
74,500	Sawai Pharmaceutical Co. Ltd.	5,965,257
35,000	SAXA Holdings, Inc.	67,918
117,780	SBI Holdings, Inc.	1,303,216
8,500	SBS Holdings, Inc.	59,396
12,000	SCREEN Holdings Co. Ltd.	144,656
Shares		Value
JAPAN (continued)
5,800	Scroll Corp.	$21,714
18,800	Sega Sammy Holdings, Inc.	208,756
4,000	Seibu Electric Industry Co. Ltd.	16,975
18,000	Seika Corp.	44,632
23,600	Seikitokyu Kogyo Co. Ltd.	120,272
34,000	Seiko Holdings Corp.	113,294
38,300	Seino Holdings Co. Ltd.	394,505
13,400	Seiren Co. Ltd.	132,378
10,000	Sekisui Plastics Co. Ltd.	33,126
24,000	Senko Co. Ltd.	151,948
2,000	Senshu Electric Co. Ltd.	31,950
92,420	Senshu Ikeda Holdings, Inc.	406,690
8,800	Senshukai Co. Ltd.	61,234
2,600	Septeni Holdings Co. Ltd.	83,197
2,000	Seria Co. Ltd.	163,473
187,000	Sharp Corp.(d)	168,609
1,200	Shibaura Electronics Co. Ltd.	20,428
1,000	Shibaura Mechatronics Corp.	2,117
17,000	Shibusawa Warehouse Co. Ltd. (The)	47,984
5,100	Shibuya Corp.	93,218
1,400	Shidax Corp.	6,531
59,000	Shiga Bank Ltd. (The)	285,069
44,000	Shikibo Ltd.	46,141
36,000	Shikoku Bank Ltd. (The)	79,032
14,000	Shikoku Chemicals Corp.	128,701
8,000	Shikoku Electric Power Co., Inc.	84,442
6,900	Shima Seiki Manufacturing Ltd.	138,088
12,749	Shimachu Co. Ltd.	290,003
2,700	Shimizu Bank Ltd. (The)	73,748
3,100	Shin Nippon Air Technologies Co. Ltd.	33,359
32,000	Shinagawa Refractories Co. Ltd.	57,392
17,000	Shindengen Electric Manufacturing Co. Ltd.	64,811
2,000	Shin-Keisei Electric Railway Co. Ltd.	7,860
25,500	Shinko Electric Industries Co. Ltd.	142,451
7,000	Shinko Plantech Co. Ltd.	51,316
4,900	Shinko Shoji Co. Ltd.	50,568
13,000	Shinmaywa Industries Ltd.	87,911
8,400	Shinnihon Corp.	75,821
400	Shinoken Group Co. Ltd.	8,840
30,000	Shinsho Corp.	50,865
900	Shinwa Co. Ltd.	14,104
15,300	Ship Healthcare Holdings, Inc.	467,839
3,000	Shizuki Electric Co., Inc.	16,524
27,900	Shizuoka Gas Co. Ltd.	211,639
7,000	Shochiku Co. Ltd.	80,678
3,000	Shoei Foods Corp.	39,104
11,000	Shoko Co. Ltd.(d)	7,870
1,000	Showa Aircraft Industry Co. Ltd.	9,222
30,100	Showa Corp.	176,998

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
78,260	Showa Denko KK	$810,710
54,000	Showa Sangyo Co. Ltd.	259,323
118,900	Showa Shell Sekiyu KK	1,070,898
7,800	Siix Corp.	291,635
16,000	Sinanen Holdings Co. Ltd.	64,762
31,000	Sinfonia Technology Co. Ltd.	55,599
2,600	Sinko Industries Ltd.	30,348
107,200	SKY Perfect JSAT Holdings, Inc.	478,032
2,800	Skylark Co. Ltd.	37,485
8,000	SMK Corp.	27,206
2,800	SMS Co. Ltd.	66,573
17,500	Sodick Co. Ltd.	138,751
6,500	Sogo Medical Co. Ltd.	250,355
3,700	Sohgo Security Services Co. Ltd.	184,937
315,700	Sojitz Corp.	770,415
30,000	Sotetsu Holdings, Inc.	164,943
18,500	Sparx Group Co. Ltd.	33,542
700	SPK Corp.	14,407
5,000	Square Enix Holdings Co. Ltd.	157,544
300	ST Corp.	3,464
3,000	St. Marc Holdings Co. Ltd.	91,145
18,800	Stanley Electric Co. Ltd.	464,127
6,500	Star Micronics Co. Ltd.	77,655
4,900	Starts Corp., Inc.	99,167
2,200	Starzen Co. Ltd.	88,940
16,300	Stella Chemifa Corp.	587,877
7,700	Studio Alice Co. Ltd.	174,172
2,700	Sugi Holdings Co. Ltd.	136,541
2,700	Sugimoto & Co. Ltd.	31,383
44,600	Sumco Corp.	339,631
4,800	Sumida Corp.	41,539
22,000	Suminoe Textile Co. Ltd.	40,535
104,000	Sumitomo Bakelite Co. Ltd.	506,571
8,900	Sumitomo Densetsu Co. Ltd.	101,443
77,300	Sumitomo Forestry Co. Ltd.	1,102,284
144,000	Sumitomo Heavy Industries Ltd.	697,173
139,400	Sumitomo Mitsui Construction Co. Ltd.	128,423
1,464,000	Sumitomo Osaka Cement Co. Ltd.	7,059,225
7,000	Sumitomo Precision Products Co. Ltd.	22,502
1,980	Sumitomo Real Estate Sales Co. Ltd.	42,885
28,100	Sumitomo Riko Co. Ltd.	254,466
37,900	Sumitomo Rubber Industries Ltd.	543,790
19,000	Sumitomo Seika Chemicals Co. Ltd.	115,823
21,000	Sumitomo Warehouse Co. Ltd. (The)	111,756
33,300	Sun Frontier Fudousan Co. Ltd.	333,212
2,000	Sundrug Co. Ltd.	175,038
3,600	Sun-Wa Technos Corp.	25,015
9,590	Suzuken Co. Ltd.	310,158
Shares		Value
JAPAN (continued)
76,000	SWCC Showa Holdings Co. Ltd.(d)	$47,670
1,700	Systena Corp.	28,307
8,400	T&K Toka Co. Ltd.	76,068
3,200	T. Hasegawa Co. Ltd.	58,270
24,000	T. RAD Co. Ltd.	46,572
1,600	Tabuchi Electric Co. Ltd.	5,676
3,240	Tachibana Eletech Co. Ltd.	36,612
6,700	Tachi-S Co. Ltd.	116,881
40,000	Tadano Ltd.	393,982
2,000	Taihei Dengyo Kaisha Ltd.	20,660
360,300	Taiheiyo Cement Corp.	1,048,749
9,600	Taiho Kogyo Co. Ltd.	104,152
6,000	Taikisha Ltd.	163,826
3,000	Taiko Bank Ltd. (The)	6,557
700	Taiko Pharmaceutical Co. Ltd.	11,354
136,000	Taisei Corp.	1,232,910
3,000	Taiyo Holdings Co. Ltd.	103,494
36,100	Taiyo Yuden Co. Ltd.	329,388
10,000	Takagi Securities Co. Ltd.	13,231
17,700	Takara Holdings, Inc.	158,551
8,000	Takara Leben Co. Ltd.	63,508
22,000	Takara Standard Co. Ltd.	213,025
5,200	Takasago International Corp.	127,000
6,800	Takasago Thermal Engineering Co. Ltd.	90,569
18,000	Takashima & Co. Ltd.	29,990
111,000	Takashimaya Co. Ltd.	851,796
16,100	Takata Corp.(d)	65,956
3,530	Take And Give Needs Co. Ltd.	13,908
6,200	Takeei Corp.	53,533
5,700	Takeuchi Manufacturing Co. Ltd.	78,208
10,000	Takihyo Co. Ltd.	43,612
14,000	Takiron Co. Ltd.	68,741
33,000	Takisawa Machine Tool Co. Ltd.	42,691
9,000	Takuma Co. Ltd.	79,032
6,800	Tama Home Co. Ltd.	31,523
4,000	Tamron Co. Ltd.	58,764
34,000	Tamura Corp.	105,630
1,950	Tanseisha Co. Ltd.	15,251
500	TASAKI & Co. Ltd.	6,140
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	67,305
37,000	Tayca Corp.	189,651
10,700	TBK Co. Ltd.	39,849
600	Techno Medica Co. Ltd.	9,267
258,000	Teijin Ltd.	983,604
12,000	Tekken Corp.	44,926
21,000	Temp Holdings Co. Ltd.	345,764
900	T-Gaia Corp.	13,945
16,300	THK Co. Ltd.	327,805
59,000	Toa Corp.	102,925
6,000	Toa Corp.	59,215
58,000	Toa Oil Co. Ltd.	67,643

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
22,000	Toa Road Corp.	$60,156
2,400	Toabo Corp.	11,478
42,250	Toagosei Co. Ltd.	428,980
10,100	Tobishima Corp.	18,708
5,000	Tobu Store Co. Ltd.	14,505
17,100	TOC Co. Ltd.	147,479
2,200	Tocalo Co. Ltd.	43,877
40,000	Tochigi Bank Ltd. (The)	166,609
37,000	Toda Corp.	187,838
3,000	Toda Kogyo Corp.	8,526
20,000	Toei Co. Ltd.	182,290
23,000	Toenec Corp.	135,699
59,000	Toho Bank Ltd. (The)	223,776
4,000	Toho Co. Ltd.	93,850
1,700	Toho Co. Ltd.	50,066
676,000	Toho Gas Co. Ltd.	6,009,036
6,300	Toho Holdings Co. Ltd.	142,628
3,300	Toho Titanium Co. Ltd.	21,119
68,000	Toho Zinc Co. Ltd.	231,254
26,000	Tohoku Bank Ltd. (The)	37,458
21,000	Tokai Carbon Co. Ltd.	54,746
2,400	Tokai Corp.	82,207
37,700	TOKAI Holdings Corp.	247,922
12,000	Tokai Lease Co. Ltd.	22,816
12,900	Tokai Rika Co. Ltd.	250,452
31,800	Tokai Tokyo Financial Holdings, Inc.	150,531
30,840	Tokushu Tokai Paper Co. Ltd.	110,925
54,000	Tokuyama Corp.(d)	168,824
18,000	Tokyo Dome Corp.	162,297
1,100	Tokyo Electron Device Ltd.	16,214
5,000	Tokyo Energy & Systems, Inc.	57,137
40,000	Tokyo Keiki, Inc.	66,252
11,300	Tokyo Ohka Kogyo Co. Ltd.	341,652
4,000	Tokyo Rakutenchi Co. Ltd.	18,268
15,000	Tokyo Rope Manufacturing Co. Ltd.	24,844
2,500	Tokyo Sangyo Co. Ltd.	8,821
11,500	Tokyo Seimitsu Co. Ltd.	275,116
27,500	Tokyo Steel Manufacturing Co. Ltd.	195,938
50,500	Tokyo Tatemono Co. Ltd.	637,962
27,000	Tokyo Tekko Co. Ltd.	100,289
20,000	Tokyo Theaters Co., Inc.	22,737
6,275	Tokyo Ty Financial Group, Inc.	166,784
7,000	Tokyotokeiba Co. Ltd.	15,985
4,800	Tokyu Construction Co. Ltd.	50,759
27,000	Toli Corp.	87,058
28,000	Tomato Bank Ltd.	42,259
1,100	Tomen Devices Corp.	19,610
7,300	Tomoe Corp.	25,040
1,300	Tomoe Engineering Co. Ltd.	19,888
41,000	Tomoku Co. Ltd.	122,958
26,700	TOMONY Holdings, Inc.	101,530
11,800	Tomy Co. Ltd.	106,973
15,000	Tonami Holdings Co. Ltd.	40,427
Shares		Value
JAPAN (continued)
10,000	TonenGeneral Sekiyu KK	$91,047
7,000	Topcon Corp.	68,192
15,700	Toppan Forms Co. Ltd.	175,718
14,100	Topre Corp.	326,538
82,000	Topy Industries Ltd.	184,839
11,400	Toridoll.corp	335,738
1,000	Torii Pharmaceutical Co. Ltd.	22,326
5,000	Torishima Pump Manufacturing Co. Ltd.	55,226
43,000	Tosei Corp.	343,882
32,000	Toshiba Machine Co. Ltd.	108,512
11,000	Toshiba Plant Systems & Services Corp.	195,668
46,000	Toshiba TEC Corp.(d)	161,396
1,000	Tosho Co. Ltd.	44,250
163,000	Tosoh Corp.	843,475
5,900	Totetsu Kogyo Co. Ltd.	187,926
9,000	TOTO Ltd.	391,189
8,000	Tottori Bank Ltd. (The)	13,486
94,000	Towa Bank Ltd. (The)	83,834
5,500	Towa Corp.	60,857
2,000	Towa Pharmaceutical Co. Ltd.	109,766
70,600	Toyo Construction Co. Ltd.	366,717
3,000	Toyo Denki Seizo KK	8,938
16,000	Toyo Engineering Corp.	52,061
89,000	Toyo Ink SC Holdings Co. Ltd.	390,768
28,000	Toyo Kohan Co. Ltd.	69,702
2,500	Toyo Machinery & Metal Co. Ltd.	8,600
16,000	Toyo Securities Co. Ltd.	30,264
8,700	Toyo Seikan Group Holdings Ltd.	171,723
117,000	Toyo Suisan Kaisha Ltd.	5,251,727
1,400	Toyo Tanso Co. Ltd.	21,089
32,200	Toyo Tire & Rubber Co. Ltd.	330,410
20,000	Toyo Wharf & Warehouse Co. Ltd.	28,814
544,000	Toyobo Co. Ltd.	1,039,643
36,000	Toyoda Gosei Co. Ltd.	796,315
16,800	Toyota Boshoku Corp.	393,018
5,100	TPR Co. Ltd.	110,262
1,200	Trancom Co. Ltd.	77,973
3,000	Transcosmos, Inc.	86,235
2,600	Trusco Nakayama Corp.	131,484
16,500	TS Tech Co. Ltd.	383,251
47,000	Tsubakimoto Chain Co.	326,584
8,000	Tsubakimoto Kogyo Co. Ltd.	21,326
7,000	Tsudakoma Corp.(d)	8,301
7,000	Tsugami Corp.	30,323
3,100	Tsukada Global Holdings, Inc.	22,118
6,800	Tsukishima Kikai Co. Ltd.	71,842
30,933	Tsukuba Bank Ltd.	97,315
2,500	Tsukui Corp.	39,766
8,800	Tsumura & Co.	250,973
2,000	Tsuruha Holdings, Inc.	229,333
1,200	Tsurumi Manufacturing Co. Ltd.	18,029

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
7,000	TTK Co. Ltd.	$32,518
2,400	Tv Tokyo Holdings Corp.	51,488
226,840	UACJ Corp.	562,459
425,800	Ube Industries Ltd.	755,327
23,000	Uchida Yoko Co. Ltd.	104,592
6,000	Ueki Corp.	12,643
2,500	UKC Holdings Corp.	39,937
7,200	Ulvac, Inc.	226,863
14,000	Uniden Holdings Corp.(d)	17,014
18,500	Unipres Corp.	306,596
2,600	United Arrows Ltd.	73,463
9,300	United Super Markets Holdings, Inc.	90,325
35,000	Unitika Ltd.(d)	21,267
4,700	Universal Entertainment Corp.(d)	122,342
1,600	Unizo Holdings Co. Ltd.	57,706
164,200	UNY Group Holdings Co. Ltd.	1,338,897
49,380	Usen Corp.(d)	156,316
4,100	U-Shin Ltd.	26,078
111,400	USS Co. Ltd.	1,913,894
8,800	Utoc Corp.	27,167
400	V Technology Co. Ltd.	53,001
37,500	Valor Holdings Co. Ltd.	1,038,247
1,400	Village Vanguard Co. Ltd.	16,575
8,000	Vital KSK Holdings, Inc.	76,052
16,200	VT Holdings Co. Ltd.	86,847
15,000	Wacoal Holdings Corp.	166,119
21,700	Wacom Co. Ltd.	89,110
33,000	Wakachiku Construction Co. Ltd.	53,041
13,400	Wakita & Co. Ltd.	91,010
7,600	Warabeya Nichiyo Co. Ltd.	161,035
2,700	WATAMI Co. Ltd.	28,314
600	Weathernews, Inc.	18,699
3,340	Welcia Holdings Co. Ltd.	222,263
1,000	Wowow, Inc.	27,216
6,500	Xebio Holdings Co. Ltd.	94,791
4,000	Yachiyo Industry Co. Ltd.	35,556
4,500	Yahagi Construction Co. Ltd.	41,104
11,200	YAMABIKO Corp.	89,899
462,700	Yamada Denki Co. Ltd.	2,457,817
42,000	Yamagata Bank Ltd. (The)	180,291
51,000	Yamaguchi Financial Group, Inc.	509,825
9,500	Yamaha Corp.	266,654
7,000	Yamaichi Electronics Co. Ltd.	53,648
45,000	Yamanashi Chuo Bank Ltd. (The)	189,641
51,000	Yamatane Corp.	68,976
8,400	Yamato Kogyo Co. Ltd.	239,976
800	Yamaya Corp.	12,576
11,000	Yamazaki Baking Co. Ltd.	304,768
100	Yamazawa Co. Ltd.	1,653
12,300	Yamazen Corp.	106,925
1,200	Yaoko Co. Ltd.	56,628
Shares		Value
JAPAN (continued)
700	Yashima Denki Co. Ltd.	$3,986
43,800	Yaskawa Electric Corp.	609,556
7,700	Yellow Hat Ltd.	178,096
6,500	Yokogawa Bridge Holdings Corp.	74,278
133,300	Yokogawa Electric Corp.	1,751,902
22,300	Yokohama Reito Co. Ltd.	231,884
57,000	Yokohama Rubber Co. Ltd. (The)	779,850
500	Yondoshi Holdings, Inc.	10,330
12,300	Yorozu Corp.	194,442
3,900	Yoshinoya Holdings Co. Ltd.	55,690
6,800	Yuasa Trading Co. Ltd.	150,948
27,000	Yuken Kogyo Co. Ltd.	46,572
2,700	Yumeshin Holdings Co. Ltd.	20,111
13,000	Yurtec Corp.	77,464
8,000	Yusen Logistics Co. Ltd.	89,224
900	Yushiro Chemical Industry Co. Ltd.	12,578
3,000	Zenkoku Hosho Co. Ltd.	120,106
2,400	Zenrin Co. Ltd.	44,103
14,300	Zensho Holdings Co. Ltd.	231,104
52,000	Zeon Corp.	436,242
1,500	ZERIA Pharmaceutical Co. Ltd.	23,918
4,000	Zojirushi Corp.	66,369
		359,970,126
JERSEY CHANNEL ISLANDS — 0.1%
627,819	Atrium European Real Estate Ltd.	2,763,400
400,611	Centamin Plc	879,584
51,777	Phoenix Group Holdings	549,908
7,146	Randgold Resources Ltd.	839,343
		5,032,235
LUXEMBOURG — 0.2%
22,999	APERAM SA	962,309
53,621	d’Amico International Shipping SA	20,083
1,639	Eurofins Scientific SE(c)	614,682
3,970	Grand City Properties SA	88,326
49,500	L’Occitane International SA	103,359
100,579	Regus Plc	406,389
207,373	Stabilus SA(c)(d)	10,852,625
		13,047,773
MALAYSIA — 0.4%
75,100	Aeon Co. (M) Berhad	49,999
314,490	Affin Holdings Berhad	164,565
96,700	AirAsia Berhad	69,606
320,200	Alliance Financial Group Berhad	313,081
96,700	Ammb Holdings Berhad	102,152
20,100	Amway Malaysia Holdings Berhad	43,207
912,800	APM Automotive Holdings Berhad(c)	784,867
43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
MALAYSIA (continued)
32,700	Batu Kawan Berhad	$144,601
95,933	Berjaya Assets Berhad	18,383
327,300	Berjaya Corp. Berhad	28,143
19,519	Berjaya Sports Toto Berhad	15,728
57,200	BIMB Holdings Berhad	56,771
486,500	Bintulu Port Holdings Berhad(c)	792,408
627,207	Boustead Holdings Berhad	320,499
46,400	Bursa Malaysia Berhad	98,146
60,400	Cahya Mata Sarawak Berhad	53,418
20,200	Carlsberg Brewery-Malaysia Berhad	71,261
98,060	CB Industrial Product Holding Berhad	46,976
3,350	Dayang Enterprise Holdings Berhad(d)	815
7,212,586	Dialog Group Berhad	2,693,313
234,500	DRB-Hicom Berhad	52,137
264,574	Eastern & Oriental Berhad(d)	110,496
148,050	Evergreen Fibreboard Berhad	35,098
55,400	Felda Global Ventures Holdings Berhad	25,179
26,200	Genting Plantations Berhad	67,841
23,300	Globetronics Technology Berhad	16,600
75,000	Glomac Berhad	14,372
41,100	GuocoLand Malaysia Berhad	12,419
389,180	HAP Seng Consolidated Berhad	740,977
93,500	Hap Seng Plantations Holdings Berhad	55,358
2,712,360	Hartalega Holdings Berhad	2,865,286
31,600	Heineken Malaysia Berhad	139,737
19,992	Hock Seng LEE Berhad	8,742
50,200	Hong Leong Industries Berhad	109,760
34,033	Hua Yang Berhad	15,050
21,720	Hume Industries Berhad	16,915
550,980	IJM Corp. Berhad	458,867
36,700	IJM Plantations Berhad	29,753
73,827	Inari Amertron Berhad	56,225
9,300	Jaya Tiasa Holdings Berhad	2,513
134,000	JCY International Berhad	19,587
59,079	K&N Kenanga Holdings Berhad	7,112
15,800	Keck Seng (Malaysia) Berhad	18,632
45,100	Kian JOO CAN Factory Berhad	33,239
1,976,800	KKB Engineering Berhad(c)	777,025
310,080	KNM Group Berhad(d)	31,233
21,600	Kossan Rubber Industries	35,341
1,362,088	KPJ Healthcare Berhad	1,432,192
181,574	KSL Holdings Berhad	50,406
35,950	Kumpulan Fima Berhad	16,780
102,500	Kumpulan Perangsang Selangor Berhad	26,188
15,000	Lafarge Malaysia Berhad	29,296
187,300	Land & General Berhad	18,176
157,800	Landmarks Berhad(d)	29,850
34,400	LBS Bina Group Berhad	13,691
Shares		Value
MALAYSIA (continued)
79,000	Lingkaran Trans Kota Holdings Berhad	$115,671
17,100	LPI Capital Berhad	67,467
214,257	Lynas Corp. Ltd.(d)	12,212
62,600	Magnum Berhad	36,909
542,073	Mah Sing Group Berhad	215,737
73,050	Malayan Flour Mills Berhad	26,740
71,823	Malaysia Airports Holdings Berhad	104,986
223,560	Malaysia Building Society Berhad	37,896
27,400	Malaysian Pacific Industries Berhad	53,851
291,250	Malaysian Resources Corp. Berhad	83,715
12,100	Media Prima Berhad	4,310
18,700	Mega First Corp. Berhad	8,453
81,000	MKH Berhad	52,534
355,200	MMC Corp. Berhad	183,250
45,500	MNRB Holdings Berhad(d)	27,051
22,700	Muhibbah Engineering M Berhad	12,380
579,100	Mulpha International Berhad(d)	32,010
71,200	My EG Services Berhad	34,983
31,800	Naim Holdings Berhad(d)	14,453
376,400	Nam Cheong Ltd.(d)	18,810
3,100	Nestle Malaysia Berhad	60,165
80,000	Oriental Holdings Berhad	129,714
109,290	OSK Holdings Berhad	42,690
30,500	Padini Holdings Berhad	19,856
72,631	Pantech Group Holdings Berhad	10,260
107,600	POS Malaysia Berhad	75,337
111,200	Press Metal Berhad	113,918
48,600	Protasco Berhad	17,909
2,848,900	QL Resources Berhad(c)	3,051,518
574,000	SapuraKencana Petroleum Berhad	201,651
19,800	Sarawak Oil Palms Berhad	17,657
7,600	Scientex Berhad	23,712
2,300	Selangor Properties Berhad	2,610
51,400	Shangri-La Hotels (Malaysia) Berhad	66,168
6,100	Shell Refining Co. Federation of Malaya Berhad(d)	4,571
149,660	Sunway Berhad	107,727
14,966	Sunway Construction Group Berhad	6,067
21,100	Supermax Corp. Berhad	10,782
27,000	Syarikat Takaful Malaysia Berhad	26,599
30,436	Ta Ann Holdings Berhad	25,198
269,700	TA Enterprise Berhad	33,129
195,360	TA Global Berhad	11,279
126,800	TAN Chong Motor Holdings Berhad	60,744
211,200	TDM Berhad	35,542

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
MALAYSIA (continued)
54,040	TH Plantations Berhad(d)	$14,471
20,860	Time dotCom Berhad	38,538
17,800	Tiong NAM Logistics Holdings	6,953
105,720	Top Glove Corp. Berhad	111,421
157,116	Tropicana Corp. Berhad	40,915
43,600	TSH Resources Berhad	20,030
41,800	UEM Edgenta Berhad	36,147
120,408	UEM Sunrise Berhad	30,764
12,100	UMW Holdings Berhad	16,944
167,600	Unisem M Berhad	110,759
15,000	United Malacca Berhad	21,300
31,900	United Plantations Berhad	207,991
142,300	VS Industry Berhad	46,146
95,155	Wah Seong Corp. Berhad	17,883
117,038	WCT Holdings Berhad	44,854
4,085,950	Wellcall Holdings Berhad(c)	2,057,781
36,900	WTK Holdings Berhad	9,518
47,600	Yinson Holdings Berhad	35,900
35,846	YNH Property Berhad(d)	16,820
25,600	Zhulian Corp. Berhad	8,553
		21,431,921
MALTA — 0.0%
4,778	Tiso Blackstar Group SE	2,940
34,973	Unibet Group Plc - SDR	356,392
		359,332
MARTINIQUE — 0.0%
100,000	MGM China Holdings Ltd.	144,875
MEXICO — 0.4%
10,100	Alpek SAB de CV	17,916
35,265	Alsea SAB de CV	125,995
2,443,900	Asesor de Activos Prisma SAPI de CV REIT(c)	1,622,750
203,861	Axtel SAB de CV - CPO Units(d)	60,778
27,586	Banregio Grupo Financiero SAB de CV	157,762
2,584	Bio Pappel SAB de CV(d)	3,389
1,166,800	Bolsa Mexicana de Valores SAB de CV	2,058,546
155,625	Consorcio ARA SAB de CV	57,685
1,887,370	Corp Inmobiliaria Vesta SAB de CV	2,709,760
800	Corp. Actinver SAB de CV	580
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(d)	46,247
27,300	Corp. Moctezuma SAB de CV	84,375
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	2,439,509
43,027	Fibra Uno Administracion SA de CV REIT	87,546
5,418	Fresnillo Plc	138,462
121,017	Genomma Lab Internacional SAB de CV - Class B(d)	139,153
Shares		Value
MEXICO (continued)
36,469	Gruma SAB de CV - Series B	$525,037
29,269	Grupo Aeromexico SAB de CV(d)	57,071
47,113	Grupo Aeroportuario del Centro Norte SAB de CV	293,231
248,952	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,447,431
92,763	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,427,264
120,492	Grupo Cementos de Chihuahua SAB de CV	314,886
45,878	Grupo Comercial Chedraui SA de CV	103,868
53,661	Grupo Famsa SAB de CV - Class A(d)	22,924
12,100	Grupo Financiero Interacciones SA de CV	59,822
46,057	Grupo Herdez SAB de CV	95,160
57,500	Grupo Industrial Maseca SAB de CV - Series B	64,093
12,400	Grupo Industrial Saltillo SAB de CV	21,493
17,079	Grupo KUO SAB de CV - Series B	33,885
15,920	Grupo Simec SAB de CV - Series B(d)	35,561
19,508	Grupo Sports World SAB de CV(d)	17,427
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	409,742
49,176	Industrias Bachoco SAB de CV - Series B	213,017
158,336	Industrias CH SAB de CV - Series B(b)(c)(d)	635,962
9,200	Infraestructura Energetica Nova SAB de CV	37,129
110,913	Kimberly-Clark de Mexico SAB de CV - Class A	250,693
140,111	La Comer SAB de CV(d)	124,792
2,031,800	Macquarie Mexico Real Estate Management SA de CV REIT	2,599,620
100	Medica Sur SAB de CV - Series B	229
33,400	Megacable Holdings SAB de CV - CPO Shares	135,381
349,076	Mexichem SAB de CV	761,637
83,226	OHL Mexico SAB de CV(d)	114,563
53,106	Organizacion Cultiba SAB de CV	62,113
130,899	Organizacion Soriana SAB de CV - Series B(d)	322,186
26,195	Promotora y Operadora de Infraestructura SAB de CV	306,083
23,143	Qualitas Controladora SAB de CV - Class I	32,338

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
MEXICO (continued)
67,123	Urbi Desarrollos Urbanos SAB de CV(c)(d)	$3
4,415	Vitro SAB de CV - Series A	14,448
		21,289,542
MONACO — 0.0%
12,500	Endeavour Mining Corp.(d)	242,887
MONGOLIA — 0.0%
317,500	Mongolian Mining Corp.(d)	3,069
NETHERLANDS — 0.6%
21,357	Aalberts Industries NV	709,035
8,048	Accell Group NV	209,062
16,175	AMG Advanced Metallurgical Group NV	231,834
3,385	Amsterdam Commodities NV	86,475
11,484	Arcadis NV	153,749
11,197	ASM International NV	436,639
4,808	BE Semiconductor Industries NV	142,824
3,301	Beter Bed Holding NV	75,656
39,064	BinckBank NV	218,107
133,683	Boskalis Westminster	4,911,201
3,196	Brunel International NV	65,531
1,570	Cimpress NV	148,835
4,038	Corbion NV	97,152
17,740	Delta Lloyd NV	63,368
8,757	Fugro NV(d)	154,786
9,716	Gemalto NV	640,564
8,200	GrandVision NV	223,186
3,874	Heijmans NV - CVA(d)	36,014
654	Hunter Douglas NV	32,684
3,654	KAS Bank NV - CVA	39,136
3,442	Kendrion NV	92,549
241,267	Koninklijke Ahold Delhaize NV	5,761,594
35,275	Koninklijke BAM Groep NV	138,426
19,016	Koninklijke DSM NV	1,217,347
12,374	Koninklijke Vopak NV	636,235
431	Nederland Apparatenfabriek	14,046
10,625	NSI NV REIT	47,028
13,255	Ordina NV(d)	23,711
27,537	PostNL NV(d)	105,782
240,009	QIAGEN NV(d)	6,299,079
6,597	Randstad Holding NV	283,809
421,951	Refresco Gerber NV	6,587,898
99,492	SBM Offshore NV	1,329,230
10,543	Sligro Food Group NV	401,941
86,230	SNS REAAL NV(b)(c)(d)	0
8,477	TKH Group NV	309,388
11,780	TomTom NV(d)	100,672
2,363	Van Lanschot NV - CVA	39,654
12,798	Wessanen	156,103
20,830	Wolters Kluwer NV	876,213
		33,096,543
Shares		Value
NEW ZEALAND — 0.8%
7,184	a2 Milk Co. Ltd.(d)	$10,221
328,864	Air New Zealand Ltd.	524,887
3,528,280	Auckland International Airport Ltd.	18,805,128
44,374	Chorus Ltd.	143,570
165,250	Contact Energy Ltd.	644,454
19,426	Ebos Group Ltd.	231,486
90,232	Fisher & Paykel Healthcare Corp. Ltd.	684,237
23,408	Freightways Ltd.	113,941
34,123	Genesis Energy Ltd.	54,709
53,576	Heartland Bank Ltd.	51,461
36,913	Infratil Ltd.	89,839
52,582	Kathmandu Holdings Ltd.	68,354
70,342	Kiwi Property Group Ltd. REIT	79,249
22,834	Mainfreight Ltd.	284,464
5,378,754	Mercury Ltd.(c)	12,158,581
28,706	Metlifecare Ltd.	116,925
39,566	New Zealand Oil & Gas Ltd.(d)	13,144
36,795	New Zealand Refining Co. Ltd. (The)	65,105
121,885	Nuplex Industries Ltd.	467,414
56,805	NZME Ltd.(d)	34,319
45,243	NZX Ltd.	33,328
73,491	PGG Wrightson Ltd.	23,618
80,140	Pike River Coal Ltd.(b)(c)(d)	0
45,304	Port of Tauranga Ltd.	640,628
19,670	Restaurant Brands New Zealand Ltd.	77,421
26,910	Ryman Healthcare Ltd.	185,210
15,128	Sanford Ltd.	61,401
74,844	Skellerup Holdings Ltd.	69,187
182,421	SKY Network Television Ltd.	644,229
1,641,759	SKYCITY Entertainment Group Ltd.	6,011,381
55,636	Summerset Group Holdings Ltd.	190,454
47,121	Tower Ltd.	45,431
82,337	Trade Me Group Ltd.	304,454
29,035	TrustPower Ltd.	171,317
25,065	Vector Ltd.	62,633
43,509	Warehouse Group Ltd. (The)	87,982
		43,250,162
NORWAY — 0.1%
57,584	ABG Sundal Collier Holding ASA	34,944
1,087	AF Gruppen ASA	20,163
9,669	Aker ASA - Class A	289,939
25,444	Aker Solutions ASA(d)	25,241
3,930	American Shipping Co. ASA	11,552
18,135	Atea ASA	189,687
41,175	Austevoll Seafood ASA	362,355
8,784	Bonheur ASA	48,828
1,776	Borregaard ASA	14,314
917,091	BW Offshore Ltd.	27,174

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
NORWAY (continued)
13,163	Det Norske Oljeselskap ASA(d)	$166,309
77,998	DNO ASA(d)	79,503
5,301	Ekornes ASA	62,829
733	Farstad Shipping ASA(d)	823
15,181	Fred Olsen Energy ASA(d)	29,689
7,433	Grieg Seafood ASA	49,335
14,061	Hexagon Composites ASA(d)	42,497
4,846	Hoegh LNG Holdings Ltd.	50,544
194,372	Kongsberg Automotive ASA(d)	135,001
5,470	Kongsberg Gruppen ASA	81,689
28,990	Kvaerner ASA	27,247
4,182	Leroy Seafood Group ASA	200,794
12,409	Nordic Semiconductor ASA(d)	55,889
23,394	Opera Software ASA	146,955
3,645	Petroleum Geo-Services ASA(d)	7,249
42,479	ProSafe SE	3,524
2,273	Protector Forsikring ASA	19,532
12,159	Salmar ASA	378,296
2,025	Schibsted ASA - Class A	63,675
463	Schibsted ASA - Class B	13,637
5,087	Sevan Marine ASA(d)	13,204
6,632	Solstad Offshore ASA(d)	13,913
29,923	SpareBank 1 SMN	167,044
12,056	SpareBank 1 SR-Bank ASA	56,014
129,366	Storebrand ASA(d)	490,193
37,647	TGS Nopec Geophysical Co. ASA	625,133
26,311	Tomra Systems ASA	287,679
23,900	Vard Holdings Ltd.(d)	2,710
12,901	Veidekke ASA	163,611
3,880	Wilh Wilhelmsen Holding ASA	73,349
		4,532,064
PERU — 0.1%
1,162,608	Alicorp SA	2,602,854
2,050,358	Ferreycorp SAA	997,637
		3,600,491
PHILIPPINES — 0.2%
476,500	Alliance Global Group, Inc.	163,452
23,966	Belle Corp.	1,638
37,840	Cebu Air, Inc.	87,552
124,030	China Banking Corp.	100,309
1,776,466	Concepcion Industrial Corp.(c)	2,187,116
90,600	Cosco Capital, Inc.	15,462
13,943,200	D&L Industries, Inc.	2,938,993
130,900	Del Monte Pacific Ltd.(d)	35,149
98,300	DMCI Holdings, Inc.	27,168
72,800	EEI Corp.	14,990
726,600	Energy Development Corp.	90,536
2,062,375	Filinvest Land, Inc.	85,367
86,000	First Gen Corp.	47,281
123,070	First Philippine Holdings Corp.	184,958
12,964,900	GMA Holdings, Inc. - PDR(c)	1,678,750
12,280	International Container Terminal Services, Inc.	16,683
Shares		Value
PHILIPPINES (continued)
1,274,700	Lopez Holdings Corp.	$206,723
3,657,300	Manila Water Co., Inc.	2,014,582
4,702,696	Megaworld Corp.	502,113
443,500	Metro Pacific Investments Corp.	70,606
623,000	Pepsi-Cola Products Philippines, Inc.	45,227
282,000	Petron Corp.	63,930
2,020	Philippine National Bank(d)	2,693
39,900	Puregold Price Club, Inc.	40,654
75,400	Rizal Commercial Banking Corp.	51,696
420,000	Robinsons Land Corp.	285,290
48,560	San Miguel Corp.	84,524
64,281	Security Bank Corp.	298,823
34,010	Semirara Mining & Power Corp.	86,198
6	Top Frontier Investment Holdings, Inc.(d)	25
161,290	Union Bank of Philippines, Inc.	245,136
1,010,600	Vista Land & Lifescapes, Inc.	128,712
		11,802,336
POLAND — 0.1%
2,119	Alior Bank SA(d)	27,460
1,432	AmRest Holdings SE(d)	90,912
25,202	Asseco Poland SA	346,447
6,541	Bank Handlowy w Warszawie SA	115,431
41,005	Bank Millennium SA(d)	48,193
37,571	Boryszew SA	56,016
2,395	Budimex SA	111,579
683	CCC SA	31,154
2,131	CD Projekt Red SA(d)	19,030
10,830	Ciech SA	160,078
1,000	Dom Development SA	13,832
40,455	Enea SA(d)	113,779
13,280	Eurocash SA	178,230
5,542	Farmacol SA(d)	69,259
125,804	Getin Holding SA(d)	26,795
230,777	Getin Noble Bank SA(d)	25,465
10,371	Grupa Azoty SA	192,921
119	Grupa Azoty Zaklady Chemiczne Police SA	652
2,931	Grupa Kety SA	252,718
21,247	Grupa Lotos SA(d)	159,261
4,256	Impexmetal SA(d)	2,741
2,075	Inter Cars SA	148,560
155	LPP SA	195,501
1,171	Lubelski Wegiel Bogdanka SA	16,377
146,043	Netia SA	164,898
32,745	Orange Polska SA	45,291
9,643	Orbis SA	150,699
1,623	Pelion SA(d)	18,346
46,907	Synthos SA(d)	47,667
884	Warsaw Stock Exchange	7,735
		2,837,027

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
PORTUGAL — 0.0%
16,720	Altri SGPS SA	$64,790
31,522	Banco BPI SA(d)	39,295
4,464,593	Banco Comercial Portugues SA(d)	100,827
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
2,336	Corticeira Amorim SGPS SA	18,804
58,922	Galp Energia SGPS SA	804,335
31,264	Jeronimo Martins SGPS SA	523,426
22,362	Mota-Engil SGPS SA	42,901
65,648	Navigator Co. SA (The)	208,368
36,299	NOS SGPS SA	243,130
1,809	REN - Redes Energeticas Nacionais SGPS SA	5,501
862	Semapa - Sociedade de Investimento e Gestao	10,823
291,274	Sonae SGPS SA	226,650
11,475	Teixeira Duarte SA	2,745
		2,291,595
SINGAPORE — 1.2%
23,000	Abterra Ltd.(d)	6,004
2,373,000	Ascendas India Trust - Unit(c)	1,796,520
7,657,800	Ascendas Real Estate Investment Trust	13,993,891
155,400	ASL Marine Holdings Ltd.	27,239
7,400	Bonvests Holdings Ltd.	6,623
25,598	Boustead Projects Ltd.(d)	11,742
48,229	Boustead Singapore Ltd.	28,778
16,000	Breadtalk Group Ltd.	13,426
43,000	Bukit Sembawang Estates Ltd.	161,326
19,432	BW LPG Ltd.	69,117
50,961	Cape Plc	125,447
8,174,500	CapitaLand Mall Trust REIT	13,047,982
42,000	China Aviation Oil Singapore Corp. Ltd.	45,737
161,400	Chip Eng Seng Corp. Ltd.	75,842
95,400	ComfortDelGro Corp. Ltd.	200,662
161,000	Cosco Corp. Singapore Ltd.(d)	34,825
56,000	CSE Global Ltd.	19,005
156,000	CW Group Holdings Ltd.	41,421
65,300	CWT Ltd.	102,282
788,346	Ezion Holdings Ltd.(d)	176,403
575,582	Ezra Holdings Ltd.(d)	21,466
130,121	Far East Orchard Ltd.	149,464
73,900	First Resources Ltd.	89,020
183,000	FJ Benjamin Holdings Ltd.(d)	7,780
164,000	Fragrance Group Ltd.	20,673
15,000	Frasers Centrepoint Ltd.	16,950
111,000	Gallant Venture Ltd.(d)	16,145
59,100	GL Ltd.	35,706
52,560	Global Premium Hotels Ltd.(d)	11,369
12,000	GMG Global Ltd.(d)	5,012
463,600	Golden Agri-Resources Ltd.	124,484
58,000	GP Industries Ltd.	26,389
48,960	GSH Corp. Ltd.	12,599
Shares		Value
SINGAPORE (continued)
118,666	Guocoland Ltd.	$165,515
32,000	Hiap Hoe Ltd.	16,708
66,600	Ho Bee Land Ltd.	109,783
285,340	Hong Fok Corp. Ltd.	150,045
131,000	Hong Leong Asia Ltd.	73,283
9,000	Hour Glass Ltd. (The)	5,370
680,500	Hutchison Port Holdings Trust - Units	323,238
2,650,900	Hyflux Ltd.	1,146,805
186,000	Indofood Agri Resources Ltd.	63,817
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
60,800	K1 Ventures Ltd.	39,908
81,178	Keppel Infrastructure Trust	30,577
10,000	Keppel Telecommunications & Transportation Ltd.	11,300
166,600	Lian Beng Group Ltd.	59,025
42,000	Low Keng Huat Singapore Ltd.	17,073
75,000	Lum Chang Holdings Ltd.	20,139
39,000	M1 Ltd.	76,214
58,300	Metro Holdings Ltd.	44,789
308,000	Midas Holdings Ltd.	56,284
214,300	Olam International Ltd.	305,298
79,300	OUE Ltd.	88,722
66,000	Oxley Holdings Ltd.	19,199
21,000	Pan-United Corp. Ltd.	9,398
113,400	Penguin International Ltd.	25,375
63,500	Petra Foods Ltd.	116,987
100,770	QAF Ltd.	84,182
176,250	Raffles Education Corp. Ltd.	26,029
95,875	Raffles Medical Group Ltd.	112,630
90,300	Religare Health Trust - Units	68,026
199,000	Rickmers Maritime - Units	11,726
93,000	Rotary Engineering Ltd.	27,747
217,500	Roxy-Pacific Holdings Ltd.	74,625
4,467,000	SATS Ltd.	14,560,148
157,200	Sembcorp Industries Ltd.	324,789
158,600	Sembcorp Marine Ltd.	166,798
97,000	Sheng Siong Group Ltd.	71,265
44,500	SHS Holdings Ltd.	6,373
4,445,000	SIA Engineering Co. Ltd.(c)	12,267,099
45,300	SIIC Environment Holdings Ltd.(d)	19,597
100,500	Sim Lian Group Ltd.	70,838
592,000	Sinarmas Land Ltd.	200,910
148,400	Singapore Post Ltd.	158,838
174,000	Singapore Reinsurance Corp. Ltd.	40,233
1,992,500	SMRT Corp. Ltd.	2,422,447
458,000	Stamford Land Corp. Ltd.	163,974
31,300	StarHub Ltd.	91,516
36,600	Sunningdale Tech Ltd.	29,210
82,000	Super Group Ltd.	49,235
133,700	Tat Hong Holdings Ltd.	54,848
54,000	Technovator International Ltd.	22,899
66,500	Tiong Woon Corp Holding Ltd.	12,152

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SINGAPORE (continued)
378,314	Tuan Sing Holdings Ltd.	$81,831
42,550	UMS Holdings Ltd.	18,884
220,554	United Engineers Ltd.	378,365
405,492	United Industrial Corp. Ltd.	825,683
219,657	UOB-Kay Hian Holdings Ltd.	215,446
87,611	UOL Group Ltd.	377,053
33,000	Venture Corp. Ltd.	219,065
156,229	Vibrant Group Ltd.	46,611
190,612	Wheelock Properties (Singapore) Ltd.	207,573
30,300	Wing Tai Holdings Ltd.	39,324
1,436	XP Power Ltd.	30,845
145,500	Yongnam Holdings Ltd.(d)	22,248
		67,097,243
SOUTH AFRICA — 0.5%
11,472	Adcock Ingram Holdings Ltd.	39,553
111,347	Advtech Ltd.	122,487
54,174	Aeci Ltd.	368,764
109,566	African Bank Investments Ltd.(b)(c)(d)	459
76,288	AngloGold Ashanti Ltd.(d)	1,665,929
6,924	Astral Foods Ltd.	60,355
25,834	AVI Ltd.	166,975
38,884	Barloworld Ltd.	230,734
28,795	Blue Label Telecoms Ltd.	38,397
787	Capitec Bank Holdings Ltd.	34,896
3,151	Cashbuild Ltd.	85,578
16,438	Caxton and CTP Publishers and Printers Ltd.	16,579
4,704	City Lodge Hotels Ltd.	53,542
266,149	Clicks Group Ltd.	2,382,471
1,776	Consolidated Infrastructure Group Ltd.(d)	3,376
28,204	Coronation Fund Managers Ltd.	149,886
40,384	DataTec Ltd.	146,190
4,905	Discovery Ltd.	44,166
4,599	Distell Group Ltd.	55,166
165,998	EOH Holdings Ltd.	1,694,510
1,244	Famous Brands Ltd.	12,331
20,489	Foschini Group Ltd. (The)	219,927
926,791	Gold Fields Ltd.	5,723,821
7,837	Grand Parade Investments Ltd.	1,948
63,300	Grindrod Ltd.	52,715
20,888	Growthpoint Properties Ltd.	39,651
71,271	Harmony Gold Mining Co. Ltd.(d)	321,461
7,349	Hudaco Industries Ltd.	54,334
14,135	Hyprop Investments Ltd.	137,386
67,405	Imperial Holdings Ltd.	804,805
219,695	Investec Plc	1,306,947
164	Invicta Holdings Ltd.	694
8,718	JSE Ltd.	106,711
33,715	KAP Industrial Holdings Ltd.	15,763
13,417	Lewis Group Ltd.	42,045
25,495	Liberty Holdings Ltd.	224,990
Shares		Value
SOUTH AFRICA (continued)
67,214	Life Healthcare Group Holdings Ltd.	$182,788
20,504	Metair Investments Ltd.	30,281
271,218	MMI Holdings Ltd.	452,510
69,886	Mondi Plc	1,415,109
24,133	Mpact Ltd.	58,762
30,760	Mr Price Group Ltd.	507,228
42,526	Nampak Ltd.	64,978
67,640	Netcare Ltd.	156,659
45,409	Northam Platinum Ltd.(d)	168,077
196,458	Oceana Group Ltd.	1,559,634
10,702	Omnia Holdings Ltd.	127,125
42,192	Peregrine Holdings Ltd.	91,610
88,529	Petra Diamonds Ltd.	140,304
17,069	Pick’n Pay Stores Ltd.	96,232
12,372	Pioneer Foods Group Ltd.	159,538
4,870	PPC Ltd.	2,765
10,839	PSG Group Ltd.	154,785
34,598	Redefine Properties Ltd. REIT	29,884
18,485	Resilient REIT Ltd.	179,773
12,269	Reunert Ltd.	55,241
5,166	Santam Ltd.	86,713
155,870	Sappi Ltd.(d)	792,979
300,480	Sibanye Gold Ltd.	1,389,703
23,216	Spar Group Ltd. (The)	346,335
4,194	Sun International Ltd.	25,258
159,288	Super Group Ltd.(d)	466,346
104,458	Telkom SA SOC Ltd.	484,768
6,059	Tiger Brands Ltd.	170,169
7,382	Tongaat Hulett Ltd.	63,539
24,146	Trencor Ltd.	69,666
56,894	Truworths International Ltd.	365,883
48,096	Tsogo Sun Holdings Ltd.	100,480
3,138	Wilson Bayly Holmes-Ovcon Ltd.	27,014
		26,447,678
SOUTH KOREA — 1.0%
416	Aekyung Petrochemical Co. Ltd.	38,252
1,398	AfreecaTV Co. Ltd.	40,374
821	AJ Rent A Car Co. Ltd.(d)	7,659
1,228	AK Holdings, Inc.	72,683
1,630	Amotech Co. Ltd.(d)	26,848
61	Asia Cement Co. Ltd.	4,248
299	ASIA Holdings Co. Ltd.	28,161
612	Asia Paper Manufacturing Co. Ltd.(d)	13,686
12,631	Asiana Airlines, Inc.(d)	54,464
2,934	Baiksan Co. Ltd.	18,440
1,005	Binggrae Co. Ltd.	56,434
642	Bioland Ltd.	13,068
104,993	BNK Financial Group, Inc.	825,772
666	Boryung Pharmaceutical Co. Ltd.	39,538

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,745	Bukwang Pharmaceutical Co. Ltd.	$47,514
2,010	Byucksan Corp.	11,537
3,199	Chabiotech Co. Ltd.(d)	45,837
7,205	Cheil Worldwide, Inc.	115,779
190	Chongkundang Holdings Corp.	15,826
73	Chosun Refractories Co. Ltd.	5,429
624	CJ CGV Co. Ltd.	51,083
1,614	CJ CheilJedang Corp.	566,986
4,840	CJ E&M Corp.	307,212
160	Cj Freshway Corp.	6,363
725	CJ Korea Express Corp.(d)	129,771
187	CJ O Shopping Co. Ltd.	27,045
930	CKD Bio Corp.	24,451
7,404	Com2uSCorp(d)	764,096
270	Cosmax BTI, Inc.	12,871
750	Crown Confectionery Co. Ltd.	24,472
2,180	Dae Dong Industrial Co. Ltd.	15,472
16,020	Dae Won Kang Up Co. Ltd.	68,719
8,001	Daeduck Electronics Co.	56,214
3,310	Daeduck GDS Co. Ltd.	39,301
1,201	Daehan Steel Co. Ltd.	9,864
3,830	Dae-Il Corp.(d)	33,269
9,113	Daelim Industrial Co. Ltd.	683,383
3,639	Daesang Corp.	98,760
3,927	Daesang Holdings Co. Ltd.	44,173
2,180	Daesung Holdings Co. Ltd.	18,469
3,074	Daewon San Up Co. Ltd.	19,978
18,818	Daewoo Engineering & Construction Co. Ltd.(d)	104,493
33,769	Daewoo Securities Co. Ltd.	273,733
9,121	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)(c)(d)	36,479
496	Daewoong Co. Ltd.	27,631
513	Daewoong Pharmaceutical Co. Ltd.	43,553
7,916	Daishin Securities Co. Ltd.	74,556
1,845	Dasan Networks, Inc.(d)	12,436
3,650	Dayou Automotive Seat Technology Co. Ltd.	6,696
1,102	DCM Corp.	12,543
39,722	DGB Financial Group, Inc.	319,507
1,248	Dio Corp(d)	63,729
1,360	Dong Ah Tire & Rubber Co. Ltd.	31,931
151	Dong-A Socio Holdings Co. Ltd.	22,108
144	Dong-A ST Co. Ltd.	14,848
1,950	Dong-Ah Geological Engineering Co. Ltd.	17,757
3,534	Dongbu HiTek Co. Ltd.(d)	56,158
49,137	Dongbu Insurance Co. Ltd.	2,785,519
905	Dongbu Securities Co. Ltd.(d)	3,111
791	Dong-IL Corp.	42,511
288	Dongil Industries Co. Ltd.	18,563
10,139	Dongjin Semichem Co. Ltd.	102,734
Shares		Value
SOUTH KOREA (continued)
665	DongKook Pharmaceutical Co. Ltd.	$39,360
2,076	Dongkuk Industries Co. Ltd.	11,342
10,327	Dongkuk Steel Mill Co. Ltd.(d)	83,619
694	Dongkuk Structures & Construction Co. Ltd.	4,839
3,480	Dongsuh Cos., Inc.	101,279
9,440	DONGSUNG Corp.	56,885
1,969	Dongwha Pharmaceutical Co. Ltd.	17,437
210	Dongwon F&B Co. Ltd.	43,682
267	Dongwon Industries Co. Ltd.	67,456
376	Dongwon Systems Corp.	21,114
221	Dongyang E&P, Inc.	2,703
2,018	Doosan Corp.	202,674
10,689	Doosan Heavy Industries & Construction Co. Ltd.	250,013
29,204	Doosan Infracore Co. Ltd.(d)	207,790
2,532	DRB Holding Co. Ltd.	32,663
1,797	Duzon Bizon Co. Ltd.	37,299
2,090	DY Corp.	11,773
156	e Tec E&C Ltd.	17,018
153	E1 Corp.	8,824
1,441	Eagon Industrial Ltd.	16,788
17,017	Easy Bio, Inc.	98,746
5,009	e-LITECOM Co. Ltd.	53,661
5,176	E-Mart Co. Ltd.	755,502
305	Eo Technics Co. Ltd.	29,352
7,062	Eugene Corp.	33,539
13,874	Eugene Investment & Securities Co. Ltd.(d)	35,485
3,243	Eugene Technology Co. Ltd.	55,297
4,964	Eusu Holdings Co. Ltd.	46,531
3,297	EVERDIGM Corp.	29,198
656	Fila Korea Ltd.	51,770
520	Gaon Cable Co. Ltd.	11,141
2,787	Global Display Co. Ltd.(d)	8,671
237	Golfzon Co. Ltd.	15,826
3,423	Grand Korea Leisure Co. Ltd.	79,605
289	Green Cross Corp.	45,150
2,348	Green Cross Holdings Corp.	71,898
9,764	GS Engineering & Construction Corp.(d)	250,169
7,834	GS Global Corp.(d)	17,170
33,998	GS Holdings Corp.	1,459,897
4,367	GS Retail Co. Ltd.	196,489
2,130	Halla Corp.(d)	9,660
815	Halla Holdings Corp.	45,838
4,637	Han Kuk Carbon Co. Ltd.	27,487
3,827	Hana Micron, Inc.	24,052
717	Hana Tour Service, Inc.	46,151
2,251	Hancom, Inc.	38,885
174	Handok, Inc.	5,017
990	Handsome Co. Ltd.	34,424
1,474	Hanil Cement Co. Ltd.	113,299

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(d)	$13,718
2,205	Hanjin Kal Corp.	34,744
15,113	Hanjin Shipping Co. Ltd.(d)	28,468
1,870	Hanjin Transportation Co. Ltd.	53,171
90	Hankook Shell Oil Co. Ltd.	35,955
680	Hankuk Paper Manufacturing Co. Ltd.	17,574
1,523	Hanmi Semiconductor Co. Ltd.	20,463
956	Hansae Co. Ltd.	26,286
1,879	Hansae Yes24 Holdings Co. Ltd.	21,471
1,840	Hansol Chemical Co. Ltd.	131,411
8,116	Hansol Holdings Co. Ltd.(d)	51,588
6,958	Hansol HomeDeco Co. Ltd.(d)	11,585
387	Hansol Logistics Co. Ltd.	964
1,411	Hansol Paper Co. Ltd.	28,720
662	Hanssem Co. Ltd.	101,651
20,200	Hanwha Chemical Corp.	460,751
18,918	Hanwha Corp.	601,242
195	Hanwha Galleria Timeworld Co. Ltd.	8,199
11,354	Hanwha General Insurance Co. Ltd.	71,358
9,373	Hanwha Investment & Securities Co. Ltd.(d)	26,316
1,369	Hanwha Techwin Co. Ltd.	66,119
3,343	Hanyang Eng Co. Ltd.	40,887
1,616	Hanyang Securities Co. Ltd.	11,166
4,708	Harim Holdings Co. Ltd.(d)	22,696
4,910	Heung-A Shipping Co. Ltd.	6,049
66,899	Hite Jinro Co. Ltd.	1,343,773
2,043	Hite Jinro Holdings Co. Ltd.	24,896
3,259	HMC Investment Securities Co. Ltd.	31,276
3,323	Hotel Shilla Co. Ltd.	176,807
5,644	HS Industries Co. Ltd.	53,913
700	HS R&A Co. Ltd.	23,028
4,768	Huchems Fine Chemical Corp.	83,003
2,950	Humax Co. Ltd.	38,450
617	Huons Co. Ltd.(d)	49,574
575	Huons Global Co. Ltd.	26,385
6,850	Huvis Corp.	49,656
62,741	Huvitz Co. Ltd.	868,174
26,495	Hy-Lok Corp.	533,377
7,624	Hyosung Corp.	946,066
3,447	Hyundai BNG Steel Co. Ltd.(d)	36,466
1,266	Hyundai C&F, Inc.	20,174
1,840	Hyundai Corp.	38,438
3,354	Hyundai Department Store Co. Ltd.	371,286
11,399	Hyundai Development Co-Engineering & Construction	450,811
1,811	Hyundai Elevator Co. Ltd.(d)	99,753
Shares		Value
SOUTH KOREA (continued)
26,096	Hyundai Engineering & Construction Co. Ltd.	$857,325
4,090	Hyundai Engineering Plastics Co. Ltd.	35,418
3,301	Hyundai Greenfood Co. Ltd.	54,665
704	Hyundai Home Shopping Network Corp.	76,361
12,260	Hyundai Hy Communications & Network Co. Ltd.	41,864
755	Hyundai Livart Furniture Co. Ltd.	17,558
27,209	Hyundai Marine & Fire Insurance Co. Ltd.	736,002
22,357	Hyundai Securities Co. Ltd.	137,317
4,968	Hyundai Wia Corp.	380,977
878	Il Dong Pharmaceutical Co. Ltd.(b)	22,339
2,212	Iljin Electric Co. Ltd.	9,775
2,696	Iljin Holdings Co. Ltd.	18,244
403	Ilshin Spinning Co. Ltd.	46,051
2,000	iMarketKorea, Inc.	22,408
1,599	InBody Co. Ltd.	57,956
4,561	Innox Corp.(d)	68,609
680	Intelligent Digital Integrated Security Co. Ltd.	7,922
1,997	Interflex Co. Ltd.(d)	29,594
13,496	Interpark Holdings Corp.	71,688
1,551	IS Dongseo Co. Ltd.	83,909
15,507	IsuPetasys Co. Ltd.	70,741
17,236	JB Financial Group Co. Ltd.	91,862
666	Jeil Pharmaceutical Co.	42,511
1,210	JW Pharmaceutical Corp.	62,436
1,030	Kangnam Jevisco Co. Ltd.	34,298
5,374	KB Capital Co. Ltd.	119,220
11,141	KB Insurance Co. Ltd.	282,466
1,853	KC Green Holdings Co. Ltd.	13,648
2,112	KC Tech Co. Ltd.	30,544
600	KCC Corp.	211,311
2,519	KEPCO Plant Service & Engineering Co. Ltd.	154,268
1,633	Keyang Electric Machinery Co. Ltd.	8,893
2,361	KG Chemical Corp.	29,298
2,369	KH Vatec Co. Ltd.	26,013
585	KISCO Corp.	20,838
2,233	Kishin Corp.	11,463
2,418	KISWIRE Ltd.	79,654
3,098	KIWOOM Securities Co. Ltd.	218,767
9,767	Koentec Co. Ltd.	24,022
1,319	Koh Young Technology, Inc.	55,049
193,971	Kolao Holdings	1,430,345
725	Kolon Corp.	42,653
3,413	Kolon Industries, Inc.	265,386
60	Kolon Life Science, Inc.	8,410
1,632	KONA I Co. Ltd.	26,007
3,069	Korea Circuit Co. Ltd.	27,398
809	Korea Electric Terminal Co. Ltd.	63,411

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
820	Korea Export Packaging Industrial Co. Ltd.	$15,446
1,060	Korea Flange Co. Ltd.(d)	14,336
1,290	Korea Gas Corp.	48,714
15,405	Korea Investment Holdings Co. Ltd.	644,998
1,694	Korea Kolmar Co. Ltd.	143,517
602	Korea Kolmar Holdings Co. Ltd.	25,367
2,929	Korea Line Corp.(d)	50,728
668	Korea PetroChemical Ind Co. Ltd.	140,142
1,632	Korea United Pharm, Inc.	31,397
7,494	Korean Air Lines Co. Ltd.(d)	190,670
19,281	Korean Reinsurance Co.	208,276
2,714	Kortek Corp.	30,165
787	KPX Chemical Co. Ltd.	35,551
1,874	KT Skylife Co. Ltd.	30,616
1,913	Kukdo Chemical Co. Ltd.	97,003
3,137	Kumho Petrochemical Co. Ltd.	169,991
7,068	Kumho Tire Co., Inc.(d)	62,783
865	Kumkang Kind Co. Ltd.	40,078
5,317	Kwang Dong Pharmaceutical Co. Ltd.	45,141
4,902	Kyobo Securities Co. Ltd.	45,512
597	Kyung Dong Navien Co. Ltd.	32,884
101	Kyungbang Ltd.	15,509
5,351	Kyungchang Industrial Co. Ltd.	29,761
1,746	Kyungdong Pharm Co. Ltd.	29,616
2,833	Kyung-In Synthetic Corp.	16,262
894	Leadcorp Inc (The)	7,343
1,856	LEENO Industrial, Inc.	69,674
3,518	LF Corp.	65,483
907	LG Hausys Ltd.	102,429
3,281	LG Innotek Co. Ltd.	261,859
6,921	LG International Corp.	225,211
695	LG Life Sciences Ltd.(d)	45,107
71,227	LG Uplus Corp.	696,278
2,359	Lock & Lock Co. Ltd.	27,062
558	Loen Entertainment, Inc.(d)	40,300
319	Lotte Chilsung Beverage Co. Ltd.	469,892
1,316	LOTTE Fine Chemical Co. Ltd.	41,766
97	Lotte Food Co. Ltd.	70,489
1,405	LOTTE Himart Co. Ltd.	56,130
5,839	Lotte Non-Life Insurance Co. Ltd.(d)	13,292
3,061	LS Corp.	145,651
3,687	LS Industrial Systems Co. Ltd.	142,688
16,340	Macquarie Korea Infrastructure Fund	130,557
48	Maeil Dairy Industry Co. Ltd.	1,660
1,025	Mando Corp.	237,915
7,032	Medy-Tox, Inc.	2,722,652
450	MegaStudyEdu Co. Ltd.	18,942
5,349	Meritz Financial Group, Inc.	59,213
Shares		Value
SOUTH KOREA (continued)
20,522	Meritz Fire & Marine Insurance Co. Ltd.	$281,224
135,059	Meritz Securities Co. Ltd.	453,352
44	Mi Chang Oil Industrial Co. Ltd.	3,555
19,450	Mirae Asset Securities Co. Ltd.	461,007
1,450	MK Electron Co. Ltd.	15,145
9,910	Moorim P&P Co. Ltd.	38,662
1,053	Muhak Co. Ltd.	22,279
2,496	Namhae Chemical Corp.	19,698
1,118	NCSoft Corp.	250,518
1,538	Neowiz Games Corp.(d)	19,291
3,444	NEPES Corp.	25,950
23,030	Nexen Corp.	164,272
6,177	Nexen Tire Corp.	74,169
18,756	NH Investment & Securities Co. Ltd.	174,140
957	NHN Entertainment Corp.(d)	56,302
1,316	NHN KCP Corp.	26,023
2,105	NICE Holdings Co. Ltd.	36,645
5,313	NICE Information Service Co. Ltd.	33,961
3,081	NK Co. Ltd.(d)	13,436
199	Nong Shim Holdings Co. Ltd.	22,917
280	NongShim Co. Ltd.	84,114
454	Noroo Holdings Co. Ltd.	7,397
2,740	NPC	17,441
3,910	OCI Co. Ltd.(d)	324,626
1,723	Osstem Implant Co. Ltd.(d)	117,210
131	Ottogi Corp.	91,337
15,507	Pan Ocean Co. Ltd.(d)	50,945
2,944	Pan-Pacific Co. Ltd.	10,027
1,530	PaperCorea, Inc.(d)	1,177
5,040	Paradise Co. Ltd.	72,215
4,829	Partron Co. Ltd.	51,086
9,216	Poongsan Corp.	255,463
3,440	POSCO Chemtech Co. Ltd.	34,242
13,431	Posco Daewoo Corp.	255,994
9,753	Posco ICT Co. Ltd.(d)	53,373
601	Posco M-Tech Co. Ltd.	1,529
5,547	Power Logics Co. Ltd.(d)	24,290
180	Pulmuone Co. Ltd.	21,533
134,562	Pyeong Hwa Automotive Co. Ltd.	1,411,511
3,651	S&T Dynamics Co. Ltd.	32,170
3,341	S&T Holdings Co. Ltd.	56,223
1,402	S&T Motiv Co. Ltd.	75,973
61,232	S-1 Corp.	5,548,407
481	Sajo Industries Co. Ltd.(d)	29,243
422	Sam Yung Trading Co. Ltd.	7,309
163	Samchully Co. Ltd.	15,497
1,716	SAMHWA Paints Industrial Co. Ltd.	17,617
5,492	Samick Musical Instruments Co. Ltd.	13,728
4,310	Samick THK Co. Ltd.	39,631
2,001	Samjin Pharmaceutical Co. Ltd.	59,129

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
250	Samkwang Glass Co. Ltd.	$18,435
217	Samlip General Foods Co. Ltd.	37,195
5,104	Samsung Card Co. Ltd.	196,614
13,987	Samsung Electro-Mechanics Co. Ltd.	689,267
7,710	Samsung Engineering Co. Ltd.(d)	72,960
19,123	Samsung Heavy Industries Co. Ltd.(d)	169,694
10,766	Samsung Securities Co. Ltd.	363,304
318	Samyang Holdings Corp.	34,209
10,570	Savezone I&C Corp.	48,974
5,185	SBS Media Holdings Co. Ltd.	14,072
7,130	Seah Besteel Corp.	170,588
485	SeAH Holdings Corp.	57,803
1,408	SeAH Steel Corp.	87,737
2,045	Sebang Co. Ltd.	29,210
2,530	Sebang Global Battery Co. Ltd.	87,296
69,164	Seegene, Inc.(d)	2,241,354
5,490	Sejong Industrial Co. Ltd.	53,912
1,680	Sekonix Co. Ltd.	27,596
877	Seobu T&D(d)	16,168
17,654	Seohan Co. Ltd.	31,206
23,722	Seohee Construction Co. Ltd.(d)	31,555
5,420	Seoul Semiconductor Co. Ltd.	81,047
3,879	Seoyon Co. Ltd.	38,265
3,253	Sewon Cellontech Co. Ltd.(d)	10,092
1,290	SFA Engineering Corp.	69,559
7,407	SFA Semicon Co. Ltd.(d)	17,457
3,125	Shin Poong Pharmaceutical Co. Ltd.(d)	20,142
2,335	Shinsegae Co. Ltd.	379,387
176	Shinsegae International, Inc.	12,303
5,073	Shinsung Solar Energy Co. Ltd.(d)	10,869
22,990	Shinsung Tongsang Co. Ltd.(d)	28,734
15,480	Shinwon Corp.(d)	26,050
1,305	Silicon Works Co. Ltd.	36,815
1,338	Silla Co. Ltd.	18,276
1,760	SIMPAC, Inc.	8,123
1,888	SJM Co. Ltd.	12,355
1,334	SK Chemicals Co. Ltd.	79,553
1,906	SK Gas Ltd.	144,803
537	SK Materials Co. Ltd.	70,664
16,645	SK Networks Co. Ltd.	92,278
39,972	SK Securities Co. Ltd.(d)	43,357
10,160	SKC Co. Ltd.	271,199
2,927	SL Corp.	37,758
1,102	SM Entertainment Co.(d)	30,498
3,825	Songwon Industrial Co. Ltd.	68,636
2,204	Soulbrain Co. Ltd.	127,894
5,736	Ssangyong Cement Industrial Co. Ltd.(d)	97,806
1,402	Suheung Co. Ltd.	52,505
4,811	Sung Kwang Bend Co. Ltd.	39,642
Shares		Value
SOUTH KOREA (continued)
3,790	Sungchang Enterprise Holdings Ltd.	$11,013
5,826	Sungshin Cement Co. Ltd.(d)	57,732
5,645	Sungwoo Hitech Co. Ltd.	41,223
214	Sunjin Co. Ltd.	5,273
73	Suprema HQ, Inc.(d)	772
67	Suprema, Inc.(d)	1,567
6,520	Tae Kyung Industrial Co. Ltd.	29,074
182	Taekwang Industrial Co. Ltd.	145,581
10,606	Taeyoung Engineering & Construction Co. Ltd.(d)	57,568
10,109	Tailim Packaging Industrial Co. Ltd.	30,233
772	TBH Global Co. Ltd. (The)(d)	6,685
16,250	TK Chemical Corp.(d)	31,843
3,460	TK Corp.	26,873
16,256	Tongyang Life Insurance Co. Ltd.	156,008
6,978	Tongyang, Inc.	22,426
3,450	Tovis Co. Ltd.	29,937
1,049	TS Corp.	23,927
1,935	Unid Co. Ltd.	78,512
740	Value Added Technologies Co. Ltd.	25,830
719	Vieworks Co. Ltd.	31,966
1,916	Webzen Inc(d)	32,157
3,358	Wonik Holdings Corp.(d)	23,443
3,533	Wonik IPS Co. Ltd.(d)	78,378
3,529	Woongjin Thinkbig Co. Ltd.(d)	35,285
4,055	Y G-1 Co. Ltd.	37,106
1,080	YESCO Co. Ltd.	37,650
1,004	YG Entertainment, Inc.	34,149
9,270	Yoosung Enterprise Co. Ltd.	33,020
2,084	Youlchon Chemical Co. Ltd.	25,953
191	Young Poong Corp.	191,486
3,086	Youngone Corp.	97,664
1,498	Youngone Holdings Co. Ltd.	81,042
454	Yuhan Corp.	124,023
		53,732,971
SPAIN — 0.4%
12,130	Acciona SA	896,002
20,548	Acerinox SA	274,640
57,482	ACS Actividades de Construccion y Servicios SA	1,648,402
3,530	Aena SA	509,106
19,684	Almirall SA	316,237
2,528	Applus Services SA	26,878
7,200	Atresmedia Corp. de Medios de Comunicaion SA	75,425
1,137,096	Banco de Sabadell SA	1,554,775
317,861	Banco Popular Espanol SA	444,924
122,277	Bankinter SA	853,048
895	Baron de Ley(d)	103,364
8,130	Bolsas y Mercados Espanoles SHMSF SA	244,186

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SPAIN (continued)
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	$0
4,948	Cementos Portland Valderrivas SA(d)	33,247
14,653	Cie Automotive SA	284,558
452	Construcciones y Auxiliar de Ferrocarriles SA	164,715
83,680	Distribuidora Internacional de Alimentacion SA	522,129
8,393	Duro Felguera SA	12,292
25,642	Ebro Foods SA	584,825
88,525	EDP Renovaveis SA	716,454
4,536	eDreams ODIGEO SA(d)	11,289
8,592	Elecnor SA	74,830
66,791	Enagas SA	2,036,325
34,719	Ence Energia y Celulosa SA	87,724
24,115	Ercros SA(d)	45,833
16,370	Faes Farma SA	64,605
9,353	Fluidra SA	40,572
41,422	Gamesa Corp. Tecnologica SA	877,343
16,692	Grupo Catalana Occidente SA	469,156
1,413	Iberpapel Gestion SA	30,758
9,566	Indra Sistemas SA(d)	115,986
6,774	Inmobiliaria Colonial SA	53,572
1,502	Laboratorios Farmaceuticos Rovi SA	21,679
40,703	Liberbank SA(d)	31,081
305,962	Mapfre SA	749,811
17,024	Mediaset Espana Comunicacion SA	195,658
11,410	Melia Hotels International SA	135,473
2,083	Miquel y Costas & Miquel SA	91,988
14,127	NH Hotel Group SA(d)	64,282
20,424	Obrascon Huarte Lain SA	76,061
22,626	Papeles y Cartones de Europa SA	131,539
9,252	Pescanova SA(b)(c)(d)	0
19,936	Pharma Mar SA(d)	51,264
1,765	Prim SA	16,872
431,645	Prosegur Cia de Seguridad SA	2,934,095
74,500	Red Electrica Corp. SA	1,706,641
114,480	Sacyr SA	201,583
2,247	Tecnicas Reunidas SA	69,474
41,405	Tubacex SA	109,015
4,430	Vidrala SA	273,888
6,047	Viscofan SA	323,494
6,359	Vocento SA(d)	9,064
23,904	Zardoya Otis SA	234,644
956	Zardoya Otis SA - Interim	9,386
		20,610,192
SWEDEN — 1.0%
169,882	AAK AB(c)	12,557,014
10,741	Acando AB	23,473
3,798	Addlife AB(d)	55,814
3,083	AddNode Group AB	21,978
Shares		Value
SWEDEN (continued)
12,158	AddTech AB - Class B	$175,827
826,705	AF AB - B Shares(c)	15,023,095
2,072	Atrium Ljungberg AB - Class B	34,965
2,441	Avanza Bank Holding AB	87,291
13,583	Axfood AB	244,135
6,689	B&B Tools AB - Class B	128,980
4,948	Beijer Alma AB	110,444
2,816	Beijer Ref AB	69,602
14,448	Betsson AB	135,666
11,179	Bilia AB	286,758
79,471	BillerudKorsnas AB	1,381,943
2,484	BioGaia AB - Class B	71,266
8,156	Biotage AB	33,265
140,078	Boliden AB	3,080,832
1,799	Bonava AB(d)	20,698
40,560	Bonava AB - Class B(d)	472,576
2,022	Bulten AB	19,967
19,231	Bure Equity AB	197,209
11,054	Byggmax Group AB	80,092
12,355	Castellum AB	186,834
1,272	Catena AB	19,287
7,218	Clas Ohlson AB - Class B	120,412
56,029	Cloetta AB - B Shares	204,289
11,559	Doro AB(d)	74,295
12,044	Duni AB	167,493
52,670	Elekta AB - Class B	419,169
692,354	Eltel AB(c)	7,302,203
1,207	Enea AB	12,871
7,041	Fabege AB	125,729
2,223	Fagerhult AB	50,918
4,295	Getinge AB - Class B	87,085
22,187	Gunnebo AB	105,010
3,932	Haldex AB	48,363
49,658	Hexpol AB	441,914
5,834	HiQ International AB	36,816
440	HMS Networks AB	12,649
12,960	Holmen AB - Class B	438,916
16,852	Husqvarna AB - Class A	144,159
123,031	Husqvarna AB - Class B	1,056,051
16,467	Indutrade AB	347,930
14,684	Intrum Justitia AB	471,220
13,671	JM AB	354,516
17,550	KappAhl AB	86,139
3,685	KNOW IT AB	32,621
13,464	Kungsleden AB	100,307
8,118	Lagercrantz Group AB - B Shares	76,844
18,526	Lindab International AB	173,093
22,722	Loomis AB - Class B	655,611
128,471	Meda AB - Class A	2,396,164
310	Medivir AB - Class B(d)	2,074
9,858	Mekonomen AB	228,104
6,717	Modern Times Group MTG AB - Class B	175,127
4,122	MQ Holding AB	16,715
3,624	Munksjo Oyj	42,866

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SWEDEN (continued)
5,655	Mycronic AB	$65,591
1,799	NCC AB - Class A	43,309
40,560	NCC AB - Class B	978,332
2,159	Nederman Holding AB	52,732
66,395	Net Insight AB - Class B(d)	54,702
29,286	Netent AB	247,957
10,064	New Wave Group AB - Class B	55,042
41,644	Nibe Industrier AB - Class B	357,699
31,265	Nobia AB	293,578
8,614	Nolato AB - B Shares	232,035
16,154	Nordnet AB - Class B	53,614
53,368	Opus Group AB	39,292
117,641	Peab AB	945,857
12,951	Pricer AB - B Shares	12,562
33,581	Ratos AB - Class B	169,730
1,189	Raysearch Laboratories AB	18,446
32,557	Rezidor Hotel Group AB	135,448
10,568	Saab AB - Class B	362,847
166	Sagax AB - Class B	1,659
48,567	SAS AB(d)	95,352
3,644	Sectra AB - B Shares	56,638
3,842	Semcon AB	21,731
7,282	SkiStar AB	114,885
31,885	SSAB - A Shares(d)	100,170
147,413	SSAB AB - B Shares(d)	364,886
13,628	Sweco AB - Class B	250,040
2,770	Systemair AB	33,585
160,843	Tele2 AB - B Shares	1,358,998
3,356	Transcom Worldwide AB	21,669
54,462	Trelleborg AB - Class B	992,880
2,479	Vitrolife AB	141,376
12,698	Wallenstam AB	110,775
		58,310,101
SWITZERLAND — 1.6%
7,763	AFG Arbonia-Forster Holding AG(d)	122,548
625,000	Allied World Assurance Co. Holdings AG	25,618,750
4,067	Allreal Holding AG	600,902
553	Alpiq Holding AG(d)	41,652
934	ALSO Holding AG	71,361
276	APG SGA SA	117,326
25,085	Aryzta AG	943,405
11,931	Ascom Holding AG	203,733
827	Autoneum Holding AG	232,946
83	Bachem Holding AG - Class B	6,753
30,200	Baloise Holding AG	3,402,641
640	Bank Coop AG	27,668
277	Banque Cantonale de Geneve	82,383
935	Banque Cantonale Vaudoise	632,852
486	Barry Callebaut AG	635,832
942	Basler Kantonalbank	65,703
1,342	Belimo Holding AG(c)	4,253,636
610	Bell AG	240,268
1,144	Berner Kantonalbank AG	223,087
Shares		Value
SWITZERLAND (continued)
528	BKW AG	$24,243
2,740	Bobst Group SA	152,379
1,166	Bossard Holding AG(d)	141,960
2,624	Bucher Industries AG	651,668
25,432	Burckhardt Compression Holding AG	7,616,217
232	Burkhalter Holding AG	32,220
1,012	Calida Holding AG	31,847
36	Carlo Gavazzi Holding AG	8,766
1,410	Cembra Money Bank AG	101,255
178	Cham Paper Holding AG	52,847
230	Cicor Technologies(d)	6,395
40	Cie Financiere Tradition SA	2,837
117,388	Clariant AG	2,043,268
43,237	Coca-Cola HBC AG - CDI	893,237
638	Coltene Holding AG	47,001
140	Conzzeta AG	92,736
32,592	Daetwyler Holding AG	4,371,605
821	dorma+kaba Holding AG	600,164
2,326	Dufry AG(d)	267,831
11,406	EFG International AG	54,370
844	Emmi AG	544,263
2,730	Energiedienst Holding AG	65,771
46,077	Ferrexpo Plc	28,051
6,395	Flughafen Zuerich AG	1,198,898
178	Forbo Holding AG	227,734
854	Galenica AG	1,101,424
47,446	GAM Holding AG	521,358
3,045	Gategroup Holding AG(d)	162,429
2,399	Georg Fischer AG	1,956,675
127	Gurit Holding AG	86,484
4,128	Helvetia Holdings AG	2,074,222
3,758	Highlight Communications AG	22,541
201	HOCHDORF Holding AG	39,487
1,537	Huber & Suhner AG	89,442
5,293	Implenia AG	360,440
249	Inficon Holding AG	91,268
136	Interroll Holding AG	138,077
104	Intershop Holding AG	50,970
7,531	Julius Baer Group Ltd.	309,104
1	Jungfraubahn Holding AG	106
1,015	Kardex AG	102,055
1,169	Komax Holding AG	260,528
19,796	Kudelski SA(d)	421,778
144	LEM Holding SA	127,404
13,174	Logitech International SA	263,018
10,301	Lonza Group AG	1,941,800
989	Luzerner Kantonalbank AG(d)	423,478
275	MCH Group AG	19,124
74	Metall Zug AG - Class B	217,602
1,111	Meyer Burger Technology AG(d)	4,643
1,603	Mobilezone Holding AG	20,592
1,904	Mobimo Holding AG	458,516
111,727	OC Oerlikon Corp AG(d)	1,045,567

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
SWITZERLAND (continued)
2,840	Orascom Development Holding AG(d)	$21,069
3,404	Oriflame Holding AG(d)	87,676
1,832	Orior AG	130,425
1,572	Panalpina Welttransport Holding AG	212,801
3,238	Partners Group Holding AG	1,481,689
208	Phoenix Mecano AG	104,944
140	Plazza AG	33,772
1,315	Rieter Holding AG	276,921
154	Romande Energie Holding SA	164,455
78	Schaffner Holding AG	18,108
144,585	Schmolz & Bickenbach AG(d)	96,967
225	Schweiter Technologies AG	227,507
763	Siegfried Holding AG	160,520
441	Sika AG	2,068,496
1,983	Sonova Holding AG	271,711
763	St. Galler Kantonalbank AG	313,521
216,204	STMicroelectronics NV	1,577,689
1,057	Straumann Holding AG	403,791
4,456	Sulzer AG	452,864
8,673	Swiss Life Holding AG	1,982,119
896	Swissquote Group Holding SA	22,187
953	Tamedia AG	164,700
717	Tecan Group AG	115,259
4,539	Temenos Group AG	280,760
22,454	U-Blox AG	5,685,319
4,427	Valiant Holding AG	422,054
1,601	Valora Holding AG	462,526
457	Vaudoise Assurances Holding SA	237,883
24	Vetropack Holding AG	37,763
7,402	Vontobel Holding AG	341,002
679	Walter Meier AG	23,049
62	Ypsomed Holding AG	12,308
3,383	Zehnder Group AG(d)	130,894
52	Zug Estates Holding AG - B Shares	89,170
31	Zuger Kantonalbank AG	157,623
		87,360,683
TAIWAN — 0.8%
53,000	AcBel Polytech, Inc.	43,747
32,000	Accton Technology Corp.	55,433
302,878	Acer, Inc.	144,214
64,765	Achem Technology Corp.	23,128
9,000	Actron Technology Corp.	32,845
9,998	Adlink Technology, Inc.	20,389
54,060	Advancetek Enterprise Co. Ltd.	34,716
246,694	Airtac International Group	1,846,939
25,572	Alltek Technology Corp.	21,148
29,050	Altek Corp.	20,885
44,000	Ambassador Hotel (The)	35,974
18,000	AMPOC Far-East Co. Ltd.	13,899
24,139	Anpec Electronics Corp.	22,231
42,000	APCB, Inc.(d)	21,182
Shares		Value
TAIWAN (continued)
164,230	Ardentec Corp.	$107,521
63,427	Arima Communications Corp.(d)	11,703
54,000	Asia Optical Co., Inc.(d)	46,518
59,100	Asia Vital Components Co. Ltd.	47,487
11,000	Aten International Co. Ltd.	28,255
118,000	AU Optronics Corp.	47,868
27,800	Audix Corp.	31,350
12,000	Aurora Corp.	19,171
43,991	Bank of Kaohsiung Co. Ltd.	12,595
360,350	BES Engineering Corp.	61,407
28,000	Biostar Microtech International Corp.(d)	8,376
1,000	Boardtek Electronics Corp.	1,277
13,000	C Sun Manufacturing Ltd.(d)	6,027
145,781	Capital Securities Corp.	39,821
69,000	Career Technology Manufacturing Co. Ltd.	39,014
29,000	Casetek Holdings Ltd.	116,734
149,000	Cathay Real Estate Development Co. Ltd.(d)	66,745
19,760	Central Reinsurance Co. Ltd.	8,511
141,000	Chailease Holding Co. Ltd.	249,995
26,000	ChainQui Construction Development Co. Ltd.	16,819
87,000	Champion Building Materials Co. Ltd.(d)	18,123
1,923	Chang Wah Electromaterials, Inc.	7,108
46,185	Charoen Pokphand Enterprise	53,530
7,000	Chaun-Choung Technology Corp.	33,111
13,000	CHC Resources Corp.	23,008
731,920	Cheng Loong Corp.	256,790
110,797	Cheng Uei Precision Industry Co. Ltd.	150,284
100,025	Chicony Electronics Co. Ltd.	247,218
48,120	Chien Kuo Construction Co. Ltd.	13,431
11,164	Chilisin Electronics Corp.	24,060
541,744	China Airlines Ltd.	159,521
18,000	China Chemical & Pharmaceutical Co. Ltd.	10,262
11,000	China Ecotek Corp.	16,660
69,907	China General Plastics Corp.	36,023
555,472	China Life Insurance Co. Ltd.	458,499
63,077	China Metal Products	64,909
12,114	China Steel Chemical Corp.	39,845
37,000	China Steel Structure Co. Ltd.	25,093
202,321	China Synthetic Rubber Corp.	146,720
44,800	China Wire & Cable Co. Ltd.	18,314
42,883	Chin-Poon Industrial Co. Ltd.	94,033
99,000	Chipbond Technology Corp.	135,058
12,751	Chipmos Technologies, Inc.	13,201
12,000	Chong Hong Construction Co. Ltd.	21,727
35,876	Chroma ATE, Inc.	90,468

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
64,000	Chun Yu Works & Co. Ltd.	$28,669
112,779	Chun Yuan Steel	36,212
77,779	Chung Hwa Pulp Corp.	22,269
69,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	39,951
228,000	Chunghwa Picture Tubes Ltd.(d)	7,142
4,000	Cleanaway Co. Ltd.	21,740
51,348	Clevo Co.	46,405
99,000	CMC Magnetics Corp.(d)	12,157
26,300	CoAsia Microelectronics Corp.(d)	15,818
95,000	Compal Electronics, Inc.	59,667
366,000	Compeq Manufacturing Co. Ltd.	191,467
51,000	Concord Securities Co. Ltd.(d)	10,959
115,873	Continental Holdings Corp.(d)	39,020
221,500	Coretronic Corp.	208,851
50,000	Coxon Precise Industrial Co. Ltd.	59,205
84,838	CTCI Corp.	119,591
2,637	Cub Elecparts, Inc.	31,927
6,000	Cyberpower Systems, Inc.	21,239
36,000	CyberTAN Technology, Inc.	23,287
76,000	DA CIN Construction Co. Ltd.	38,568
15,678	Da-Li Development Co. Ltd.	11,910
42,000	Darfon Electronics Corp.	23,682
66,201	Delpha Construction Co. Ltd.	29,862
24,000	Depo Auto Parts Industrial Co. Ltd.	80,068
7,000	DFI, Inc.	11,074
65,904	D-Link Corp.	25,187
20,183	Dynamic Electronics Co. Ltd.(d)	5,848
8,000	Dynapack International Technology Corp.	11,089
54,000	E Ink Holdings, Inc.(d)	31,971
63,675	Eastern Media International Corp.(d)	11,369
11,000	Eclat Textile Co. Ltd.	123,187
13,541	Edom Technology Co. Ltd.	7,911
34,320	Elan Microelectronics Corp.	40,638
14,000	E-LIFE MALL Corp.	25,787
17,280	Elite Advanced Laser Corp.	68,475
43,967	Elite Material Co. Ltd.	99,853
14,000	Elite Semiconductor Memory Technology, Inc.	12,894
96,489	Elitegroup Computer Systems Co. Ltd.	49,570
9,000	eMemory Technology, Inc.	90,358
8,819	ENG Electric Co. Ltd.	4,586
133,000	EnTie Commercial Bank Co. Ltd.	57,703
75,015	Epistar Corp.	57,807
114,270	Eternal Materials Co. Ltd.	119,021
28,000	E-Ton Solar Tech Co. Ltd.(d)	10,087
474,272	Eva Airways Corp.(d)	225,823
Shares		Value
TAIWAN (continued)
40,000	Everest Textile Co. Ltd.	$19,484
99,000	Evergreen International Storage & Transport Corp.	40,781
297,138	Evergreen Marine Corp. Taiwan Ltd.	114,953
65,343	Everlight Chemical Industrial Corp.	41,859
75,643	Everlight Electronics Co. Ltd.	122,979
10,373	Excelsior Medical Co. Ltd.	16,604
192,062	Far Eastern Department Stores Ltd.	109,800
688,085	Far Eastern International Bank	200,673
478	Faraday Technology Corp.	560
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	18,454
33,000	Farglory Land Development Co. Ltd.	35,509
156,133	Federal Corp.	69,207
75,320	Feng Hsin Steel Co. Ltd.	99,214
6,720	Feng TAY Enterprise Co. Ltd.	30,313
62,293	First Hotel	35,612
61,000	First Insurance Co. Ltd. (The)(d)	22,452
31,045	FLEXium Interconnect, Inc.	82,662
9,955	Flytech Technology Co. Ltd.	33,523
71,000	Forhouse Corp.	30,804
48,000	Formosa Advanced Technologies Co. Ltd.	33,606
9,764	Formosa International Hotels Corp.	57,502
31,203	Formosa Oilseed Processing Co. Ltd.	50,045
61,000	Formosan Rubber Group, Inc.	29,236
73,628	Formosan Union Chemical	40,939
33,000	Fortune Electric Co. Ltd.	15,920
58,211	Founding Construction & Development Co. Ltd.	29,723
90,321	Froch Enterprise Co. Ltd.	28,576
23,518	FSP Technology, Inc.	18,123
105,412	Fwusow Industry Co. Ltd.	50,522
34,639	G Shank Enterprise Co. Ltd.	25,933
27,000	Gemtek Technology Corp.	15,140
7,535	GeoVision, Inc.	14,870
77,000	Getac Technology Corp.	58,010
13,000	Giant Manufacturing Co. Ltd.	87,554
58,781	Gigabyte Technology Co. Ltd.	74,574
2,400	Gigasolar Materials Corp.	34,433
60,000	Gigastorage Corp.(d)	43,229
290,000	Ginko International Co. Ltd.	2,993,296
86,474	Gintech Energy Corp.(d)	63,387
12,000	Global Lighting Technologies, Inc.	33,944
76,650	Globe Union Industrial Corp.	33,495
48,880	Gloria Material Technology Corp.	24,729
164,770	Gold Circuit Electronics Ltd.(d)	58,583

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
370,852	Goldsun Building Materials Co. Ltd.	$94,331
7,000	Gourmet Master Co. Ltd.	74,774
344,000	Grand Pacific Petrochemical	181,036
12,000	Grape King Bio Ltd.	80,444
59,000	Great China Metal Industry	46,390
40,000	Great Taipei Gas Co. Ltd.	29,258
127,946	Great Wall Enterprise Co. Ltd.	108,415
27,000	GTM Holdings Corp.(d)	12,941
35,000	Hannstar Board Corp.	11,348
333,000	HannStar Display Corp.(d)	56,225
30,300	Harvatek Corp.	9,454
110,000	Hey Song Corp.	112,505
66,666	Highwealth Construction Corp.	101,598
7,000	Hiroca Holdings Ltd.	25,327
620	Hitron Technology, Inc.	418
13,309	Hiwin Technologies Corp.	65,246
92,506	Ho Tung Chemical Corp.(d)	21,589
87,000	Hocheng Corp.	21,012
8,800	Holiday Entertainment Co. Ltd.	13,811
28,294	Holy Stone Enterprise Co. Ltd.	31,154
17,507	Hota Industrial Manufacturing Co. Ltd.	79,520
68,678	Hsin Kuang Steel Co. Ltd.	34,745
56,993	Hsing TA Cement Co.	18,121
36,000	HTC Corp.	107,246
11,000	Hu Lane Associate, Inc.	49,103
253,000	HUA ENG Wire & Cable Co. Ltd.(d)	54,605
26,479	Huaku Development Co. Ltd.	44,210
31,000	Hung Ching Development & Construction Co. Ltd.	16,848
109,514	Hung Poo Real Estate Development Corp.	91,768
39,000	Hung Sheng Construction Ltd.	20,158
41,991	Hwa Fong Rubber Co. Ltd.	15,850
34,341	Ichia Technologies, Inc.	16,029
22,000	I-Chiun Precision Industry Co. Ltd.(d)	6,368
209,155	Inventec Corp.	162,159
2,000	I-Sheng Electric Wire & Cable Co. Ltd.	2,447
26,691	ITE Technology, Inc.	24,832
13,000	ITEQ Corp.	13,846
14,000	Jess-Link Products Co. Ltd.	11,929
139,723	Jih Sun Financial Holdings Co. Ltd.	30,813
4,680	Johnson Health Tech Co. Ltd.	6,876
13,000	Kaulin Manufacturing Co. Ltd.	6,882
165,823	KEE TAI Properties Co. Ltd.	66,489
142,825	Kenda Rubber Industrial Co. Ltd.	228,176
24,000	Kenmec Mechanical Engineering Co. Ltd.	8,796
49,000	Kerry TJ Logistics Co. Ltd.	65,849
171,000	Kindom Construction Corp.	91,866
132,000	King Slide Works Co. Ltd.	1,602,293
Shares		Value
TAIWAN (continued)
241,184	King Yuan Electronics Co. Ltd.	$230,811
294,185	King’s Town Bank Co. Ltd.	215,642
27,062	King’s Town Construction Co. Ltd.	16,064
16,000	Kinik Co.	27,466
244,343	Kinpo Electronics, Inc.(d)	91,467
56,000	Kinsus Interconnect Technology Corp.	120,690
534,123	KMC Kuei Meng International, Inc.(c)	1,982,695
16,328	KS Terminals, Inc.	19,590
11,000	Kung Long Batteries Industrial Co. Ltd.	53,237
40,000	Kung Sing Engineering Corp.(d)	12,530
104,982	Kuoyang Construction Co. Ltd.	38,970
171,936	Kwong Fong Industries Corp.	103,141
116,428	KYE Systems Corp.	32,751
32,000	L&K Engineering Co. Ltd.	25,562
102,714	Lealea Enterprise Co. Ltd.	27,285
43,000	LEE CHI Enterprises Co. Ltd.	14,615
60,638	Leofoo Development Co. Ltd.	17,267
23,000	Lextar Electronics Corp.	11,744
167,788	Li Peng Enterprise Co. Ltd.(d)	41,470
32,080	Lian Hwa Food Corp.	32,007
262,616	Lien Hwa Industrial Corp.	175,225
70,000	Lingsen Precision Industries Ltd.	22,037
53,882	Lite-On Semiconductor Corp.	36,289
64,000	Long Bon International Co. Ltd.	31,977
225,934	Long Chen Paper Co. Ltd.	112,178
6,000	Longwell Co.	6,372
9,451	Lotes Co. Ltd.	24,721
69,000	Lucky Cement Corp.	20,274
13,939	Lumax International Corp. Ltd.	20,042
4,000	Macauto Industrial Co. Ltd.	21,615
183,509	Macronix International(d)	23,454
16,632	Makalot Industrial Co. Ltd.	85,966
44,000	Marketech International Corp.	39,282
145,892	Masterlink Securities Corp.	41,862
2,152	Mayer Steel Pipe Corp.(d)	853
31,440	Meiloon Industrial Co. Ltd.	13,690
97,188	Mercuries & Associates Holding Ltd.	58,301
1,921	Mercuries Life Insurance Co. Ltd.	975
16,130	Merida Industry Co. Ltd.	74,529
27,091	Merry Electronics Co. Ltd.	77,226
55,404	Micro-Star International Co. Ltd.	120,794
17,369	Mirle Automation Corp.	21,546
39,000	Motech Industries Inc.(d)	40,438
4,000	Nak Sealing Technologies Corp.	10,651
24,000	Namchow Chemical Industrial Co. Ltd.	52,251
28,590	Nan Kang Rubber Tire Co. Ltd.	25,300

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	$12,249
38,000	Nan Ya Printed Circuit Board Corp.	33,509
35,969	Nantex Industry Co. Ltd.	30,760
21,000	National Petroleum Co. Ltd.	23,781
44,428	Neo Solar Power Corp.	22,685
10,000	New Era Electronics Co. Ltd.	7,393
34,043	Nichidenbo Corp.	24,101
40,267	Nien Hsing Textile Co. Ltd.	30,273
43,000	Novatek Microelectronics Corp.	150,863
23,000	Ocean Plastics Co. Ltd.(d)	19,093
171,000	OptoTech Corp.	67,226
71,000	Orient Semiconductor Electronics Ltd.(d)	31,249
35,500	Oriental Union Chemical Corp.	21,796
451,000	Pacific Hospital Supply Co. Ltd.	1,441,030
159,453	Pan Jit International, Inc.	79,669
47,000	Pan-International Industrial Corp.	22,821
7,000	Parade Technologies Ltd.	62,056
4,242	Paragon Technologies Co. Ltd.	3,096
13,166	PChome Online, Inc.	147,650
39,746	Phihong Technology Co. Ltd.	13,882
11,000	Phison Electronics Corp.	90,969
12,000	Pixart Imaging, Inc.	27,892
7,000	Portwell, Inc.	11,885
661,200	Powertech Technology, Inc.	1,681,842
5,151	Poya International Co. Ltd.	63,494
400,938	President Securities Corp.	151,342
312,370	Prince Housing & Development Corp.	103,722
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	25,859
16,000	Promise Technology, Inc.	8,571
628,520	Qisda Corp.	227,404
17,000	Qualipoly Chemical Corp.	20,023
66,008	Radiant Opto-Electronics Corp.	105,661
135,677	Radium Life Tech Co. Ltd.	42,926
36,825	Realtek Semiconductor Corp.	133,236
45,771	Rechi Precision Co. Ltd.	39,429
35,616	Rich Development Co. Ltd.	9,762
168,000	Ritek Corp.(d)	20,893
18,000	Ruentex Development Co. Ltd.(d)	21,539
53,781	Ruentex Industries Ltd.	85,920
75,335	Sampo Corp.	38,112
19,114	San Fang Chemical Industry Co. Ltd.	22,573
17,600	San Shing Fastech Corp.	33,355
96,080	Sanyang Motor Co. Ltd.(d)	65,311
17,000	SDI Corp.	21,594
21,000	Sercomm Corp.	45,390
24,310	Sesoda Corp.	20,028
28,000	Sheng Yu Steel Co. Ltd.	19,384
Shares		Value
TAIWAN (continued)
62,000	Shihlin Electric & Engineering Corp.	$77,978
1,138,606	Shin Kong Financial Holding Co. Ltd.	231,124
10,000	Shin Zu Shing Co. Ltd.	33,831
75,658	Shining Building Business Co. Ltd.(d)	25,715
99,000	Shinkong Insurance Co. Ltd.	73,034
198,314	Shinkong Synthetic Fibers Corp.	53,239
33,000	Shinkong Textile Co. Ltd.	45,484
95,000	Sigurd Microelectronics Corp.	68,595
42,000	Simplo Technology Co. Ltd.	148,012
68,316	Sinbon Electronics Co. Ltd.	162,856
57,170	Sincere Navigation Corp.	35,280
6,487	Sinmag Equipment Corp.	24,487
105,000	Sino-American Silicon Products, Inc.	114,463
151,000	Sinon Corp.	66,931
14,564	Sinphar Pharmaceutical Co. Ltd.	12,592
23,487	Sinyi Realty, Inc.	21,005
24,000	Sirtec International Co. Ltd.	28,945
12,000	Sitronix Technology Corp.	39,846
36,000	Siward Crystal Technology Co. Ltd.	20,863
14,013	Solartech Energy Corp.	7,616
15,000	Sonix Technology Co. Ltd.	16,540
132,000	Southeast Cement Co. Ltd.	63,265
5,198	Sporton International, Inc.	29,146
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	9,251
70,481	Standard Foods Corp.	175,082
33,000	Stark Technology, Inc.	25,688
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	16,790
37,109	Sunrex Technology Corp.	19,878
13,000	Sunspring Metal Corp.	17,715
113,245	Supreme Electronics Co. Ltd.	61,903
90,874	Sweeten Real Estate Development Co. Ltd.	45,404
15,000	Syncmold Enterprise Corp.	24,481
51,000	Synnex Technology International Corp.	60,229
197,631	TA Chen Stainless Pipe Co. Ltd.	104,007
107,340	Ta Ya Electric Wire & Cable(d)	15,703
53,000	Tah Hsin Industrial Corp.	40,344
3,251	TA-I Technology Co. Ltd.	1,706
750,159	Taichung Commercial Bank Co. Ltd.	217,131
29,000	Taiflex Scientific Co. Ltd.	31,932
10,000	Tainan Enterprises Co. Ltd.	10,870
878,045	Tainan Spinning Co. Ltd.	396,073
35,716	Taisun Enterprise Co. Ltd.(d)	15,104
56,924	Taita Chemical Co. Ltd.(d)	13,463
12,000	Taiwan Acceptance Corp.	26,689
7,909,184	Taiwan Business Bank(d)	2,083,646

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
31,088	Taiwan Cogeneration Corp.	$23,470
6,000	Taiwan FamilyMart Co. Ltd.	39,752
49,000	Taiwan Fertilizer Co. Ltd.	68,305
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	32,926
18,000	Taiwan FU Hsing Industrial Co. Ltd.	26,163
162,223	Taiwan Glass Industrial Corp.(d)	68,603
42,081	Taiwan Hon Chuan Enterprise Co. Ltd.	61,099
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,842
145,643	Taiwan Land Development Corp.	48,361
12,472	Taiwan Line Tek Electronic	6,759
35,150	Taiwan Mask Corp.	9,502
49,544	Taiwan Navigation Co. Ltd.	19,245
36,032	Taiwan Paiho Ltd.	110,614
102,000	Taiwan PCB Techvest Co. Ltd.	94,258
60,120	Taiwan Pulp & Paper Corp.(d)	20,151
41,408	Taiwan Secom Co. Ltd.	121,540
48,000	Taiwan Semiconductor Co. Ltd.	57,889
50,010	Taiwan Sogo Shin Kong Security Co. Ltd.	65,326
128,500	Taiwan Styrene Monomer(d)	68,028
52,875	Taiwan Surface Mounting Technology Corp.	44,804
123,469	Taiwan TEA Corp.	61,303
71,000	Taiwan Union Technology Corp.	90,521
10,322	Taiyen Biotech Co. Ltd.	9,959
79,000	Tatung Co. Ltd.(d)	13,240
850,000	Teco Electric and Machinery Co. Ltd.	752,201
16,000	Test Research, Inc.	21,151
24,000	Test Rite International Co. Ltd.	14,773
21,000	Thinking Electronic Industrial Co. Ltd.	33,813
25,525	Thye Ming Industrial Co, Ltd.	24,947
41,000	T-Mac Techvest PCB Co. Ltd.	13,229
220,100	Ton Yi Industrial Corp.	98,250
8,000	Tong Hsing Electronic Industries Ltd.	29,696
28,834	Tong Yang Industry Co. Ltd.	51,846
43,946	Tong-Tai Machine & Tool Co. Ltd.	33,108
57,512	Topco Scientific Co. Ltd.	135,479
50,049	Topoint Technology Co. Ltd.	35,354
8,000	Toung Loong Textile Manufacturing Co.	22,178
24,000	TPK Holding Co. Ltd.	45,860
13,137	Transcend Information, Inc.	39,383
39,000	Tripod Technology Corp.	79,776
19,000	Truelight Corp.	41,782
7,988	Tsann Kuen Enterprise Co. Ltd.	6,593
42,942	TSRC Corp.	37,598
Shares		Value
TAIWAN (continued)
15,000	Ttet Union Corp.	$37,168
116,315	Tung Ho Steel Enterprise Corp.	66,496
157,000	Tung Thih Electronic Co. Ltd.	2,124,612
91,815	TXC Corp.	124,249
37,000	TYC Brother Industrial Co. Ltd.	34,887
88,303	Tycoons Group Enterprise(d)	10,650
42,458	Tyntek Corp.	19,019
22,000	U-Ming Marine Transport Corp.	16,195
90,000	Unimicron Technology Corp.	38,342
394,686	Union Bank of Taiwan	107,811
32,762	Union Insurance Co. Ltd.	12,726
258,037	Unitech Printed Circuit Board Corp.	80,265
272,127	Universal Cement Corp.	182,850
103,922	UPC Technology Corp.	29,689
62,337	USI Corp.	25,190
77,000	Vanguard International Semiconductor Corp.	139,417
39,800	Ve Wong Corp.	27,179
44,000	Visual Photonics Epitaxy Co. Ltd.	54,995
189,000	Voltronic Power Technology Corp.	3,007,612
57,287	Wafer Works Corp.(d)	17,479
69,000	Wah Lee Industrial Corp.	103,425
680,000	Walsin Lihwa Corp.(d)	195,972
172,942	Walsin Technology Corp.	183,923
110,000	Walton Advanced Engineering, Inc.	32,011
110,300	Wan Hai Lines Ltd.	57,011
32,000	Wei Chuan Foods Corp.(d)	20,098
30,100	Weikeng Industrial Co. Ltd.	17,208
28,006	Win Semiconductors Corp.	51,322
787,977	Winbond Electronics Corp.(d)	236,716
44,673	Wintek Corp.(b)(c)(d)	480
94,297	Wisdom Marine Lines Co. Ltd.	99,546
600,319	Wistron Corp.	476,712
32,850	Wistron NeWeb Corp.	87,674
128,865	WPG Holdings Co. Ltd.	163,892
60,120	WT Microelectronics Co. Ltd.	82,017
17,000	WUS Printed Circuit Co. Ltd.	12,168
10,204	Xxentria Technology Materials Corp.	24,389
175,786	Yageo Corp.	299,557
520,600	Yang Ming Marine Transport Corp.(d)	119,211
43,868	YC Co. Ltd.	18,826
77,085	YC INOX Co. Ltd.	57,832
162,624	YFY, Inc.	48,395
31,348	Yi Jinn Industrial Co. Ltd.	9,967
143,321	Yieh Phui Enterprise Co. Ltd.	37,353
24,110	Youngtek Electronics Corp.	38,442
155,000	Yulon Motor Co. Ltd.	137,652
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	33,242
28,350	YungShin Global Holding Corp.	41,384

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
64,000	Yungtay Engineering Co. Ltd.	$89,515
7,000	Zeng Hsing Industrial Co. Ltd.	32,124
27,000	Zenitron Corp.	14,378
56,000	Zhen Ding Technology Holding Ltd.	114,901
72,826	Zig Sheng Industrial Co. Ltd.	20,007
26,169	Zinwell Corp.	32,995
4,000	Zippy Technology Corp.	4,492
		43,066,167
THAILAND — 0.2%
84,800	Amata Corp. Public Co. Ltd. - FOR	32,381
171,100	Ananda Development Public Co. Ltd. - FOR	26,282
463,768	AP Thailand Public Co. Ltd. - FOR	98,532
237,900	Asia Plus Group Holdings Securities Plc	24,453
146,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	140,617
8,125	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	9,039
6,996,650	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,631,528
251,006	Bangkok Expressway & Metro Public Co. Ltd. - FOR	60,535
26,500	Bangkok Insurance Public Co. Ltd. - FOR	273,902
1,178,400	Bangkok Land Public Co. Ltd. - FOR	51,426
229,200	Banpu Public Co. Ltd. - FOR	103,314
33,100	BEC World Public Co. Ltd. - FOR	23,473
111,600	Berli Jucker Public Co. Ltd. - FOR	146,589
564,708	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	44,749
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	111,208
48,222	CH Karnchang Public Co. Ltd. - FOR	46,727
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	7,914
38,400	Delta Electronics Thailand Public Co. Ltd. - FOR	78,553
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	15,004
376,500	Dynasty Ceramic Public Co. Ltd.	46,698
6,743,500	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	2,497,593
10,000	Electricity Generating Public Co. Ltd. - FOR	57,135
26,000	Energy Absolute Public Co. Ltd.	19,595
Shares		Value
THAILAND (continued)
166,300	Erawan Group Public Co. Ltd. (The) - FOR	$22,727
427,600	Esso Thailand Public Co. Ltd. - FOR	72,433
1,210,200	G J Steel Public Co. Ltd. - FOR	7,644
120,200	GFPT Public Co. Ltd. - FOR	41,758
256,400	Grand Canal Land Public Co. Ltd. - FOR	20,465
46,500	Hana Microelectronics Public Co. Ltd. - FOR	38,717
449,640	Home Product Center Public Co. Ltd. - FOR	130,387
63,100	ICC International Public Co. Ltd. - FOR	60,238
1,754,700	IRPC Public Co. Ltd. - FOR	249,880
314,991	Italian-Thai Development Public Co. Ltd. - FOR	60,140
217,000	Jasmine International Public Co. Ltd.	35,512
17,500	KCE Electronics Public Co. Ltd. - FOR	48,737
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	17,669
316,866	Khon Kaen Sugar Industry Public Co. Ltd.	35,662
61,300	Kiatnakin Bank Public Co. Ltd. - FOR	92,399
16,100	Krungthai Card Public Co. Ltd. - FOR	56,625
59,000	Land and Houses Public Co. Ltd. - FOR	17,278
90,560	Land and Houses Public Co. Ltd. - NVDR	26,521
21,900	Lanna Resources Public Co. Ltd. - FOR	7,922
90,330	Loxley Public Co. Ltd. - FOR	6,847
164,500	LPN Development Public Co. Ltd. - FOR	61,871
51,900	Major Cineplex Group Public Co. Ltd. - FOR	51,036
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	19,943
369,000	MBK Public Co. Ltd. - FOR	159,974
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,861
105,900	Polyplex Public Co. Ltd. - FOR	39,526
181,050	Precious Shipping Public Co. Ltd. - FOR	33,008
115,900	Pruksa Real Estate Public Co. Ltd. - FOR	91,509
939,331	Quality Houses Public Co. Ltd. - FOR	74,434
26,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	39,671
179,100	Ratchthani Leasing Public Co. Ltd. - FOR	30,853

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
THAILAND (continued)
34,100	Regional Container Lines Public Co. Ltd. - FOR	$5,727
38,000	Robinson Department Store Public Co. Ltd. - FOR	72,007
80,900	Rojana Industrial Park Public Co. Ltd. - FOR	13,239
63,000	Saha-Union Public Co. Ltd. - FOR	66,473
54,300	Samart Corp. Public Co. Ltd. - FOR	24,788
35,700	Samart Telcoms Public Co. Ltd. - FOR	14,145
1,663,000	Sansiri Public Co. Ltd. - FOR	86,421
526,176	SC Asset Corp. Public Co. Ltd. - FOR	52,874
10,800	Siam City Cement Public Co. Ltd. - FOR	103,256
267,441	Siam Future Development Public Co. Ltd. - FOR	47,223
51,479	Siam Global House Public Co. Ltd - FOR	22,909
165,200	Siamgas & Petrochemicals Public Co. Ltd. - FOR	77,312
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	29,262
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	37,574
56,200	SPCG Public Co. Ltd.	35,821
81,900	Sri Trang Agro-Industry Public Co. Ltd. - FOR	28,922
364,000	Srithai Superware Public Co. Ltd. - FOR	21,111
141,350	STP & I Public Co. Ltd. - FOR	39,974
165,400	Supalai Public Co. Ltd. - FOR	118,245
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR	28,272
4,380	Thai Agro Energy	400
410,100	Thai Airways International Public Co. Ltd. - FOR	297,302
15,000	Thai Central Chemical Public Co. Ltd. - FOR	11,090
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	90,138
153,600	Thai Union Group Public Co. Ltd. - FOR	96,138
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	48,163
97,800	Thaicom Public Co. Ltd. - FOR	62,055
159,600	Thanacart Capital Public Co. Ltd. - FOR	186,727
17,300	Thitikorn Public Co. Ltd. - FOR .	5,911
104,284	Thoresen Thai Agencies Public Co. Ltd. - FOR	27,546
5,782,482	Ticon Industrial Connection Public Co. Ltd. - FOR	2,639,720
80,900	Tisco Financial Group Public Co. Ltd. - FOR	125,426
Shares		Value
THAILAND (continued)
620,700	TMB Bank Public Co. Ltd. - FOR	$40,275
1,159,600	TPI Polene Public Co. Ltd. - FOR	75,908
27,100	TTCL Public Co. Ltd.	16,417
33,400	TTW Public Co. Ltd. - FOR	11,028
34,800	Unique Engineering & Construction Public Co. Ltd. - FOR	17,984
69,000	Vanachai Group Public Co. Ltd. - FOR	35,065
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR.	23,739
223,000	Vinythai Public Co. Ltd. - FOR	64,025
		13,012,106
TURKEY — 0.0%
5,489	Adana Cimento Sanayii T.A.S. - Class A	11,078
8,195	Akcansa Cimento AS	36,512
0	Akenerji Elektrik Uretim AS - Placement Shares(d)	0
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2
22,383	Aksa Akrilik Kimya Sanayii AS	58,365
47,331	Aksigorta AS(d)	31,687
1	Alarko Holding AS	1
43,803	Albaraka Turk Katilim Bankasi AS	17,888
31,268	Anadolu Anonim Turk Sigorta Sirketi(d)	17,897
1	Anadolu Cam Sanayii AS(d)	1
3,118	Anadolu Efes Biracilik Ve Malt Sanayii AS	21,124
7,704	Anadolu Hayat Emeklilik AS	12,919
24,170	Arcelik AS	165,207
6,222	Aselsan Elektronik Sanayi Ve Ticaret AS	19,682
1	Aygaz AS	4
1	Baticim Bati Anadolu Cimento Sanayii AS	2
0	Bolu Cimento Sanayii AS	0
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	30,988
5,586	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	148,931
9,168	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	22,126
0	Celebi Hava Servisi AS	3
9,101	Cimsa Cimento Sanayi VE Ticaret AS	45,666
1,251	Coca-Cola Icecek AS	15,502
11,012	Deva Holding AS(d)	12,606
0	Dogan Sirketler Grubu Holding AS(d)	0
20,278	Dogus Otomotiv Servis ve Ticaret AS	70,660

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
TURKEY (continued)
38,442	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	$34,357
1	Eregli Demir ve Celik Fabrikalari TAS	1
1,019	Ford Otomotiv Sanayi AS	11,099
1	Gentas Genel Metal Sanayi ve Ticaret AS	0
42,374	Global Yatirim Holding AS(d)	22,836
1,044	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	23,589
28,410	Goodyear Lastikleri TAS	35,471
1	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	0
64,549	GSD Holding AS	21,391
20,444	Gubre Fabrikalari TAS	37,228
1	Hurriyet Gazetecilik ve Matbaacilik AS(d)	0
0	IS Finansal Kiralama AS	0
1	IS Yatirim Menkul Degerler AS	0
25,002	Izmir Demir Celik Sanayi AS(d)	18,914
30,850	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	15,180
0	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B	0
136,259	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	60,662
23,593	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	8,371
125	Kartonsan Karton Sanayi ve Ticaret AS(d)	10,095
118	Konya Cimento Sanayii AS	10,463
5,811	Koza Altin Isletmeleri AS(d)	19,704
4,718	Mardin Cimento Sanayii ve Ticaret AS	6,317
0	Menderes Tekstil Sanayi ve Ticaret AS(d)	0
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	2,433
5,288	Migros Ticaret AS(d)	28,746
0	NET Holding AS(d)	0
4,289	Netas Telekomunikasyon AS(d)	11,974
1,061	Otokar Otomotiv Ve Savunma Sanayi AS	36,652
59,936	Petkim Petrokimya Holding AS	86,470
5,159	Pinar SUT Mamulleri Sanayii AS	26,473
38,573	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	40,155
93,519	Sekerbank TAS(d)	38,191
68,959	Selcuk Ecza Deposu Ticaret ve Sanayi AS	66,479
18,424	Soda Sanayii AS	25,223
24,515	TAV Havalimanlari Holding AS	89,774
14,398	Tofas Turk Otomobil Fabrikasi AS	113,741
56,634	Trakya Cam Sanayii AS	46,445
Shares		Value
TURKEY (continued)
0	Turcas Petrol AS	$0
89,407	Turk Hava Yollari AO(d)	154,725
1,453	Turk Traktor ve Ziraat Makineleri AS	40,563
77,586	Turkiye Halk Bankasi AS	204,129
1	Turkiye Sinai Kalkinma Bankasi AS	0
143,795	Turkiye Sise ve Cam Fabrikalari AS	161,727
43,081	Turkiye Vakiflar Bankasi TAO	63,739
14,505	Ulker Biskuvi Sanayi AS	95,989
10,576	Vestel Elektonik Sanayi ve Ticaret AS(d)	22,515
1	Zorlu Enerji Elektrik Uretim AS(d)	0
		2,430,672
UKRAINE — 0.0%
11,788	Kernel Holding SA	186,943
UNITED ARAB EMIRATES — 0.0%
64,871	Lamprell Plc(d)	60,098
UNITED KINGDOM — 4.0%
1,160	4imprint Group Plc	21,877
16,302	A.G. Barr Plc	116,505
466,618	ABcam Plc	4,724,231
277,420	Aberdeen Asset Management Plc	1,169,379
27,684	Acacia Mining Plc	204,992
25,242	Admiral Group Plc	722,918
129,757	Afren Plc(b)(c)(d)	0
31,163	Aggreko Plc	530,382
64,414	Amec Foster Wheeler Plc	380,125
1,031	Anglo-Eastern Plantations Plc	5,594
58,583	Antofagasta Plc	388,047
47,156	Ashmore Group Plc	207,821
136,120	Ashtead Group Plc	2,154,574
57,144	Assura Plc	44,507
28,035	Auto Trader Group Plc	137,541
5,635	Avon Rubber Plc	63,315
112,769	Babcock International Group Plc	1,447,670
138,254	Balfour Beatty Plc(d)	405,650
296,047	Barratt Developments Plc	1,714,142
284,785	BBA Aviation Plc	897,020
212,875	Beazley Plc	1,116,495
52,442	Bellway Plc	1,454,718
47,274	Berendsen Plc	798,953
57,955	Berkeley Group Holdings Plc	2,057,879
4,097	BGEO Group Plc	148,080
10,409	Big Yellow Group Plc REIT	97,808
9,080	Bloomsbury Publishing Plc	20,008
118,275	Bodycote Plc	916,491
109,690	Booker Group Plc(c)	252,595
2,938	Boot (Henry) Plc	6,989
37,527	Bovis Homes Group Plc	406,510
5,675	Braemar Shipping Services Plc	30,793

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,216	Brammer Plc	$1,770
42,050	Brewin Dolphin Holdings Plc	140,630
3,999	British Polythene Industries Plc	52,131
34,518	Britvic Plc	285,518
3,588	BTG Plc(d)	31,673
55,211	Burberry Group Plc	964,512
35,124	Capital & Counties Properties Plc	135,271
60,849	Capital & Regional Plc	47,312
221,512	Carillion Plc	781,859
75,668	Chemring Group Plc	137,446
54,990	Chesnara Plc	227,609
524,988	Cineworld Group Plc	4,081,929
2,013	Clarkson Plc	49,100
55,392	Close Brothers Group Plc	923,689
152,751	CNH Industrial NV	1,089,554
280,057	Cobham Plc	634,168
27,870	Communisis Plc	13,278
27,792	Computacenter Plc	300,872
7,150	Concentric AB	87,317
28,341	Connect Group Plc	58,700
5,916	Consort Medical Plc	80,957
8,781	Costain Group Plc	39,483
3,352	Countrywide Plc	11,002
10,889	Cranswick Plc	337,363
46,085	Crest Nicholson Holdings Plc	260,616
4,000	Creston Plc	5,135
440,609	Croda International Plc	19,388,902
23,730	Daily Mail & General Trust Plc - Class A	225,492
42,282	Dairy Crest Group Plc	337,428
25,624	Darty Plc	56,718
4,483	De La Rue Plc	37,378
466,259	Debenhams Plc	345,869
8,007	Dechra Pharmaceuticals Plc	140,939
6,032	Derwent London Plc REIT	226,879
62,073	Devro Plc	232,897
20,474	Dialog Semiconductor Plc(d)	670,564
4,728	Dignity Plc	168,884
867,814	Diploma Plc(c)	9,802,534
598,985	Direct Line Insurance Group Plc	2,776,133
119,908	Dixons Carphone Plc	554,630
126,447	Domino’s Pizza Group Plc	664,198
44,934	Drax Group Plc	203,262
188,197	DS Smith Plc	976,851
6,273	Dunelm Group Plc	70,567
32,028	E2V Technologies Plc	99,505
180,493	Electrocomponents Plc	700,378
1,966,162	Elementis Plc	5,761,096
110,016	EnQuest Plc(d)	36,036
188,369	Enterprise Inns Plc(d)	220,005
24,710	Essentra Plc	158,607
26,527	Esure Group Plc	91,454
8,918	Euromoney Institutional Investor Plc	119,560
Shares		Value
UNITED KINGDOM (continued)
41,143	Fenner Plc	$87,666
7,847	Fidessa Group Plc	253,397
270,241	Firstgroup Plc(d)	358,724
2,969	Foxtons Group Plc	4,322
3,248	Fuller Smith & Turner Plc - Class A	42,384
112,080	G4S Plc	276,343
23,516	Galliford Try Plc	305,621
5,545	Games Workshop Group Plc	35,629
30,949	Gem Diamonds Ltd.	53,759
16,644	Genus Plc	401,121
580,156	GKN Plc	2,222,038
5,199	Go-Ahead Group Plc	125,778
14,382	Great Portland Estates Plc REIT	130,097
856,624	Greene King Plc	9,211,319
30,359	Greggs Plc	415,448
52,704	Halfords Group Plc	245,873
721,704	Halma Plc	10,019,425
48,150	Hammerson Plc REIT	355,262
67,725	Hansteen Holdings Plc REIT	95,905
48,772	Hargreaves Lansdown Plc	838,471
162,908	Hays Plc	256,349
7,436	Headlam Group Plc	46,450
45,677	Helical Bar Plc	171,682
228,310	Henderson Group Plc	697,983
29,542	Hikma Pharmaceuticals Plc	1,029,826
28,944	Hill & Smith Holdings Plc	411,023
632	Hilton Food Group Plc	4,993
18,932	Hochschild Mining Plc(d)	66,949
5,026	Hogg Robinson Group Plc	4,324
429,996	Home Retail Group Plc	878,658
106,742	HomeServe Plc	791,100
137,108	Howden Joinery Group Plc	783,889
38,644	Hunting Plc	208,665
123,567	ICAP Plc	727,731
57,706	IG Group Holdings Plc	675,884
26,778	Imagination Technologies Group Plc(d)	72,119
22,425	IMI Plc	318,153
140,251	Inchcape Plc	1,251,048
113,029	Informa Plc	1,068,062
60,633	Inmarsat Plc	627,515
3,568	Intercontinental Hotels Group Plc	142,701
1,585,558	Interserve Plc	6,190,309
41,164	Intertek Group Plc	1,974,848
65,846	Intu Properties Plc REIT	261,519
57,573	ITE Group Plc	124,769
64,401	Ithaca Energy, Inc.(d)	46,859
127,442	J D Wetherspoon Plc	1,437,012
531,895	J Sainsbury Plc	1,578,932
12,426	James Fisher & Sons Plc	246,020
27,095	Jardine Lloyd Thompson Group Plc	351,418
20,600	JD Sports Fashion Plc	342,970
12,709	John Menzies Plc	99,237

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
205,284	John Wood Group Plc	$1,791,753
45,041	Johnson Matthey Plc	1,952,811
953	Johnston Press Plc(d)	173
51,029	Jupiter Fund Management Plc	285,265
55,928	KAZ Minerals Plc(d)	116,652
134,990	Kcom Group Plc	196,518
32,608	Keller Group Plc	439,751
14,590	Kier Group Plc	207,574
84,172	Ladbrokes Plc	154,508
2,183,667	Laird Plc(c)	8,476,307
33,904	Lancashire Holdings Ltd.	270,344
35,863	Lavendon Group Plc	55,650
20,610	Londonmetric Property Plc REIT	44,133
114,900	Lookers Plc	161,949
5,374	Low & Bonar Plc	4,338
6,395	LSL Property Services Plc	19,466
545,879	Man Strategic Holdings Plc(d)	838,036
34,369	Marks & Spencer Group Plc	145,236
29,565	Marshalls Plc	107,367
204,648	Marston’s Plc	384,866
20,613	McBride Plc	44,467
9,060	McColl’s Retail Group Plc	19,664
18,776	Mears Group Plc	98,340
270,937	Meggitt Plc	1,570,904
67,373	Melrose Industries Plc	610,334
64,579	Merlin Entertainments Plc	404,431
31,505	Michael Page International Plc	141,014
14,834	Micro Focus International Plc	380,077
46,577	Millennium & Copthorne Hotels Plc	278,624
67,961	Mitchells & Butlers Plc	226,477
134,023	Mitie Group Plc	441,127
112,692	Moneysupermarket.com Group Plc	445,190
73,299	Morgan Advanced Materials Plc	265,801
14,135	Morgan Sindall Group Plc	108,126
18,180	Mothercare Plc(d)	32,963
28,165	N Brown Group Plc	64,821
204,239	National Express Group Plc	911,994
3,594	NCC Group Plc	15,463
69,409	Northgate Plc	350,903
23,821	Novae Group Plc	256,464
691	Onesavings Bank Plc	1,872
302,665	Oxford Instruments Plc(c)	2,870,031
5,048	PayPoint Plc	65,939
508,505	Pendragon Plc	213,133
20,546	Pennon Group Plc	245,269
68,756	Persimmon Plc	1,535,090
37,039	Petrofac Ltd.	365,439
36,290	Photo-Me International Plc	74,444
29,505	Playtech Plc	339,526
3,200	Poundland Group Plc	9,603
7,546	Premier Farnell Plc	19,374
319,105	Premier Foods Plc(d)	213,272
40,769	Premier Oil Plc(d)	34,262
Shares		Value
UNITED KINGDOM (continued)
17,849	Provident Financial Plc	$639,928
70,653	PZ Cussons Plc	317,639
179,176	QinetiQ Group Plc	532,833
19,115	Rank Group Plc	56,288
67,866	Redrow Plc	303,673
8,153	Renishaw Plc	280,651
51,233	Renold Plc(d)	28,139
195,018	Rentokil Initial Plc	554,908
31,220	Restaurant Group Plc (The)	146,349
7,870	Ricardo Plc	79,887
13,079	Rightmove Plc	701,205
17,462	Robert Walters Plc	69,561
186,900	Rotork Plc	538,241
173,243	Royal Mail Plc	1,168,175
65,943	RPC Group Plc	753,161
124,524	RPS Group Plc	309,827
198,734	RSA Insurance Group Plc	1,309,025
13,220	Safestore Holdings Plc REIT	64,875
22,285	Savills Plc	206,157
21,495	SDL Plc	123,178
54,709	Seadrill Ltd.(d)(e)	160,097
33,651	Seadrill Ltd.(e)	99,943
56,504	Segro Plc REIT	331,277
159,868	Senior Plc	433,523
76,015	Severfield Plc	54,828
153,006	Severn Trent Plc	4,959,129
19,812	Shaftesbury Plc REIT	244,897
131,875	Shanks Group Plc	184,129
172,927	SIG Plc	241,448
137,030	Smiths Group Plc	2,290,484
46,937	Soco International Plc	93,799
214,668	Spectris Plc	5,338,291
183,962	Speedy Hire Plc	83,995
306,651	Spirax-Sarco Engineering Plc	16,164,523
129,217	Spirent Communications Plc	154,766
15,991	Sportech Plc(d)	14,074
38,490	Sports Direct International Plc(d)	147,470
19,974	St. Ives Plc	29,012
82,064	St. James’s Place Plc	1,005,708
54,495	St. Modwen Properties Plc	203,527
51,017	Stagecoach Group Plc	137,063
493	Stallergenes Greer Plc(d)	13,779
32,001	Sthree Plc	108,950
7,112	Stobart Group Ltd.	16,095
3,783	Stock Spirits Group Plc	7,760
6,031	Stolt-Nielsen Ltd.	75,770
56,188	Subsea 7 SA(d)	601,028
8,341	SuperGroup Plc	175,077
54,149	Synthomer Plc	262,217
90,072	Talktalk Telecom Group Plc	272,982
93,409	Tate & Lyle Plc	893,789
826,520	Taylor Wimpey Plc	1,692,201
5,162	Ted Baker Plc	160,681
9,195	Telecom Plus Plc	126,559
94,379	Thomas Cook Group Plc(d)	81,189

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
3,226	Topps Tiles Plc	$5,123
63,929	Travis Perkins Plc	1,319,869
16,317	Trifast Plc	29,045
129,631	Trinity Mirror Plc	128,670
54,754	TT electronics Plc	97,646
95,743	Tullett Prebon Plc	420,935
31,615	Tullow Oil Plc(d)	82,720
26,201	U & I Group Plc	52,447
61,174	UBM Plc	543,652
259,268	Ultra Electronics Holdings Plc	5,870,933
16,892	UNITE Group Plc (The)	141,624
107,690	Vectura Group Plc(d)	212,216
162,796	Vesuvius Plc	792,866
417,662	Victrex Plc	8,169,728
11,826	Vitec Group Plc (The)	85,064
1,370	VP Plc	12,873
14,613	Weir Group Plc (The)	283,325
28,154	WH Smith Plc	569,713
244,679	William Hill Plc	1,035,903
15,003	Wilmington Plc	49,242
12,913	Wincanton Plc	30,975
4,308	Wireless Group Plc	17,503
582,213	WM Morrison Supermarkets Plc	1,431,647
11,514	Workspace Group Plc REIT	107,429
9,736	WS Atkins Plc	180,521
12,348	Xaar Plc	81,179
827	Zeal Network SE	32,689
		220,993,280
UNITED STATES — 53.0%
183,775	Aaron’s, Inc.(d)	4,401,411
45,000	Abaxis, Inc.	2,225,700
215,000	Aceto Corp.	5,527,650
500,000	Actuant Corp. - Class A	11,875,000
572,587	Advance Auto Parts, Inc.	97,259,628
82,491	Alacer Gold Corp.(d)	210,389
271,585	American Capital Agency Corp., REIT	5,320,350
42,508	American Eagle Outfitters, Inc.	761,743
486,350	Annaly Capital Management, Inc., REIT	5,340,123
768,000	ANSYS, Inc.(d)	68,628,480
179,737	Apollo Commercial Real Estate Finance, Inc.	2,920,726
31,200	Argonaut Gold, Inc.(d)	85,548
150,000	B&G Foods, Inc.	7,738,500
85,000	Balchem Corp.	5,428,950
15,035	Ball Corp.	1,062,523
9,026	Bizlink Holding, Inc.	55,418
25,731	BJ’s Restaurants, Inc.(d)	999,392
270,000	Blackbaud, Inc.	18,049,500
128,754	Boart Longyear Ltd.(d)	11,742
75,000	Boston Beer Co., Inc. (The) - Class A(d)	13,716,000
400,000	Brady Corp. - Class A(c)	12,856,000
260,000	Bryn Mawr Bank Corp.(c)	7,625,800
Shares		Value
UNITED STATES (continued)
62,500	Buffalo Wild Wings, Inc.(d)	$10,497,500
200,000	Cantel Medical Corp.	13,390,000
400,000	Cardiovascular Systems, Inc.(d)	7,844,000
525,000	Cepheid, Inc.(d)	18,548,250
112,478	Cheesecake Factory, Inc. (The)	5,818,487
375,000	CLARCOR, Inc.	23,347,500
250,000	Community Bank System, Inc.(c)	11,032,500
205,000	CommVault Systems, Inc.(d)	10,606,700
400,000	CONMED Corp.(c)	16,256,000
533,000	Cooper Cos., Inc. (The)	97,256,510
2,730,400	CoreLogic, Inc.(c)(d)	109,980,512
460,000	CR Bard, Inc.	102,915,800
31,429	Cracker Barrel Old Country Store, Inc.	4,947,239
315,000	CST Brands, Inc.	14,086,800
725,000	CVB Financial Corp.	11,926,250
81,313	Darden Restaurants, Inc.	5,005,628
27,541	Dril-Quip, Inc.(d)	1,499,057
32,507	DSW, Inc. - Class A	788,620
1,003,234	Dun & Bradstreet Corp. (The)(c)	129,667,995
350,000	El Pollo Loco Holdings, Inc.(d)	4,606,000
250,000	Envestnet Inc(d)	9,542,500
500,000	Financial Engines, Inc.	13,195,000
300,000	First Financial Bankshares, Inc.	10,251,000
160,365	FLIR Systems, Inc.	5,224,692
340,000	Flowserve Corp.	16,269,000
660,000	Forum Energy Technologies, Inc.(d)	10,777,800
119,662	FTI Consulting, Inc.(d)	5,126,320
95,381	Gannett Co., Inc.	1,217,061
86,600	German American Bancorp, Inc.(c)	2,944,400
350,000	Globus Medical, Inc. - Class A(d)	8,032,500
145,000	Gorman-Rupp Co. (The)(c)	3,928,050
175,000	Guidewire Software, Inc.(d)	10,757,250
25,000	Halyard Health, Inc.(d)	864,749
45,663	Hancock Holding Co.	1,323,770
8,136	Hanover Insurance Group, Inc. (The)	669,918
150,000	HB Fuller Co.	6,984,000
200,000	Hibbett Sports, Inc.(d)	6,984,000
42,998	Huron Consulting Group, Inc.(d)	2,643,087
125,000	ICU Medical, Inc.(d)	14,595,000
695,000	IDEX Corp.	62,404,050
170,000	Independent Bank Corp.(c)	8,535,700
424,200	Ingredion, Inc.	56,520,408
225,000	Innospec, Inc.(c)	11,310,750
250,000	Insulet Corp.(d)	8,847,500
350,000	Integra LifeScience Holdings Corp.(d)	29,494,500
50,000	J & J Snack Foods Corp.	6,080,500
605,000	JM Smucker Co. (The)	93,266,800
142,100	John Bean Technologies Corp.	9,509,332

66

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
UNITED STATES (continued)
415,000	John Wiley & Sons, Inc. - Class A	$23,945,500
2,390,000	KAR Auction Services, Inc.(c)	102,220,300
65,480	Knight Transportation, Inc.	1,953,268
111,122	Kohl’s Corp.	4,621,564
830,000	Laboratory Corp of America Holdings(d)	115,834,800
80,000	Landstar System, Inc.	5,639,200
300,000	LogMein, Inc.(d)	25,773,000
260,000	Lydall, Inc.(c)(d)	11,616,800
57,362	Magellan Health, Inc.(d)	3,927,576
250,000	Manitowoc Foodservice, Inc.(d)	4,585,000
250,000	Masimo Corp.(d)	13,242,500
300,000	Medidata Solutions, Inc.(d)	15,945,000
430,000	Mentor Graphics Corp.	9,184,800
751,240	MFA Financial, Inc.	5,649,325
60,910	Morningstar, Inc.	5,151,768
677	Movie Gallery, Inc.(b)(c)(d)	0
9,605	MSC Industrial Direct Co., Inc. - Class A	689,927
1,441,000	Nasdaq, Inc.	101,965,160
100,000	Navigators Group, Inc. (The)(c)	9,367,000
2,478,900	Newell Brands, Inc.	130,043,094
15,265,712	Nexteer Automotive Group Ltd.	15,111,449
661,051	NIC, Inc.	15,415,709
84,651	Northwest Natural Gas Co.	5,497,236
325,000	NuVasive, Inc.(d)	20,215,000
379,800	Omnicell, Inc.(c)(d)	14,690,664
394,200	Omnicom Group, Inc.	32,438,718
0	Ormat Technologies, Inc.	13
750,000	Patterson Cos., Inc.	37,020,000
3,184	Performance Sports Group Ltd.(d)	10,559
50,000	Phibro Animal Health Corp. - Class A	1,031,499
200,000	PROS Holdings, Inc.(d)	3,716,000
220,000	Prosperity Bancshares, Inc.	11,239,800
250,000	QLIK Technologies, Inc.(d)	7,550,000
550,000	Qualys, Inc.(c)(d)	17,264,500
61,422	Quest Diagnostics, Inc.	5,304,404
110,000	Raven Industries, Inc.	2,283,600
150,000	RBC Bearings, Inc.(d)	11,404,500
355,553	REC Silicon ASA(d)	67,173
913,593	Rockwell Collins, Inc.	77,308,240
11,854,500	Samsonite International SA(c)	33,691,447
39,895	Sanderson Farms, Inc.	3,494,403
100,000	Sensient Technologies Corp.	7,383,000
41,559	Sims Metal Management Ltd.	266,242
487,000	Snap-on, Inc.	76,541,790
625,000	Snyder’s-Lance, Inc.	21,412,500
950,000	Spectrum Brands Holdings, Inc.(c)	122,331,500
120,000	SPS Commerce, Inc.(d)	7,598,400
138,100	Standex International Corp.(c)	12,263,280
109,537	Starwood Property Trust, Inc., REIT	2,387,907
Shares		Value
UNITED STATES (continued)
209,250	Stock Yards Bancorp, Inc.(c)	$6,181,245
110,133	Sykes Enterprises, Inc.(d)	3,379,982
48,925	Tahoe Resources, Inc.	759,553
95,752	Texas Roadhouse, Inc.	4,521,409
220,000	TreeHouse Foods, Inc.(d)	22,701,800
800,000	TriMas Corp.(c)(d)	14,296,000
196,754	Two Harbors Investment Corp., REIT	1,721,597
290,000	UMB Financial Corp.	16,068,900
735,000	Universal Health Services, Inc., Series B	95,204,550
1,350,000	Vantiv, Inc. - Class A(d)	73,939,500
225,000	Washington Trust Bancorp, Inc.(c)	8,541,000
562,351	Waters Corp.(d)	89,374,444
230,000	WEX, Inc.(d)	21,546,400
1,100,000	Wolverine World Wide, Inc.	26,939,000
200,000	Woodward, Inc.	11,708,000
7,863	WW Grainger, Inc.	1,720,818
1,483,500	Wyndham Worldwide Corp.	105,358,170
		2,949,679,041
Total Common Stocks (Cost $3,800,889,161)		5,000,460,810
INVESTMENT COMPANY — 0.8%
42,750,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(f)	42,750,200
Total Investment Company (Cost $42,750,200)		42,750,200
EXCHANGE TRADED FUNDS — 6.5%
952,300	iShares MSCI EAFE Small Cap Index Fund	48,338,748
100,861	iShares MSCI Japan Small Cap Index Fund(c)	6,302,804
160,500	iShares S&P Mid Cap 400 Value Index Fund	21,365,760
175,300	iShares S&P Small Cap 600 Value Index Fund	21,516,322
55,000	SPDR Russell Nomura Small Cap Japan Fund(c)	3,132,800
180,000	SPDR S&P Emerging Markets Small Cap Index Fund(c)	7,462,800
860,000	SPDR S&P Oil & Gas Exploration & Production Index Fund	29,455,000
868,200	SPDR S&P Regional Banking Index Fund	34,814,820
584,870	Vanguard FTSE All World ex-US Small-Cap ETF(c)	57,147,648
229,300	Vanguard Mid-Cap Value ETF	21,281,333
495,750	Vanguard Small-Cap ETF	60,218,753
387,000	Vanguard Small-Cap Value ETF	42,647,400

67

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

Shares		Value
185,000	WisdomTree Emerging Markets SmallCap Dividend Fund	$7,675,650
Total Exchange Traded Funds (Cost $320,543,144)		361,359,838
RIGHTS/WARRANTS — 0.0%
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
33,775	China Resources Beer Holdings Co. Ltd. Rights(d)	13,583
		13,583
Energy — 0.0%
90,070	Ezion Holdings Ltd. Warrants, Expire 4/24/20(d)	4,367
1,082,000	United Energy Group Ltd. Rights, Expire 8/19/16(d)	13,946
		18,313
Health Care — 0.0%
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	37,040
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(d)	0
		37,040
Industrials — 0.0%
27,900	Berli Jucker Public Co. Ltd. Rights, Expire 8/4/16(c)(d)	8,611
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	34,230
4	Zardoya Otis SA Rights, Expire 10/11/16(d)	2
		42,843
Materials — 0.0%
76,400	Banpu Public Co. Ltd. Warrants(d)	21,825
1,212	Kenmare Resources Plc Rights, Expire 8/24/16(b)(c)(d)	0
		21,825
Real Estate — 0.0%
3,633	Cheuk Nang Holdings Ltd. Warrants, Expire 4/24/17(d)	937
Telecommunication Services — 0.0%
1,077,120	MNC Investama Tbk PT Rights(d)	0
Total Rights/Warrants (Cost $25,441)		134,541
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank — 1.1%
$1,500,000	0.26%, 08/10/2016(g)	$1,499,930
30,000,000	0.29%, 08/15/2016(g)	29,997,810
30,000,000	0.30%, 08/17/2016(g)	29,996,790
Total U.S. Government Agencies (Cost $61,492,017)		61,494,530
U.S. GOVERNMENT SECURITIES — 0.4%
U.S. Treasury Bills — 0.4%
14,500,000	0.13%, 08/04/2016(g)	14,499,870
9,000,000	0.15%, 08/04/2016(g)	8,999,919
Total U.S. Government Securities (Cost $23,499,729)		23,499,789

Shares		Value
CASH SWEEP — 1.4%
78,827,806	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	$78,827,806
Total Cash Sweep (Cost $78,827,806)		78,827,806
TOTAL INVESTMENTS — 100.0% (Cost $4,328,027,498)(a)		$5,568,527,514
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(2,053,029)
NET ASSETS — 100.0%		$5,566,474,485

68

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2016 (Unaudited)

(a)	Cost for federal income tax purposes is $4,333,874,771 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,360,855,525
Unrealized depreciation	(126,202,782)
Net unrealized appreciation	$1,234,652,743

(b)	Level 3 fair valued security under the procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $4,805,461, which is 0.09% of net assets and the cost is $12,154,879.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $623,336,052 or 11.20% of net assets.
(d)	Non-income producing security.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	The rate shown is the current yield as of July 31, 2016.
(g)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.5%
Consumer Discretionary	14.5%
Consumer Staples	9.2%
Diversified Financials	2.8%
Energy	1.1%
Health Care	15.8%
Industrials	20.6%
Information Technology	11.6%
Insurance	2.2%
Materials	5.1%
Real Estate	2.6%
Telecommunication Services	0.5%
Utilities	1.3%
Other*	10.2%
Total	100.0%

69

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	July 31, 2016
(Unaudited)

Shares		Value
COMMON STOCKS — 10.0%
BELGIUM — 0.1%
55,888	Groupe Bruxelles Lambert SA	$4,714,349
BERMUDA — 0.4%
24,440	Everest Re Group Ltd.	4,619,404
53,955	Golar LNG Ltd.	915,069
105,042	RenaissanceRe Holdings Ltd.	12,344,536
164,044	Validus Holdings Ltd.	8,108,695
		25,987,704
CANADA — 0.1%
22,359	Enbridge, Inc.	919,626
104,779	Toronto-Dominion Bank (The)	4,565,448
25,726	TransCanada Corp.	1,192,400
22,962	Waste Connections, Inc.	1,710,829
		8,388,303
CHINA — 0.3%
11,207,000	Bank of China Ltd. - H Shares	4,607,951
6,751,000	China Construction Bank Corp. - H Shares	4,524,799
3,783,500	China Shenhua Energy Co. Ltd. - H Shares	7,227,195
8,124,000	Industrial & Commercial Bank of China Ltd. - H Shares	4,596,870
		20,956,815
HONG KONG — 0.5%
4,772,000	Anxin-China Holdings Ltd.(b)(c)(d)	44,408
388,000	Cheung Kong Infrastructure Holdings Ltd.	3,430,707
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
257,800	Hang Seng Bank Ltd.	4,602,147
2,401,000	Hong Kong & China Gas Co Ltd.	4,456,383
1,161,500	Link REIT (The)	8,668,134
1,496,000	Yue Yuen Industrial Holdings Ltd.	6,073,933
		27,275,712
JAPAN — 1.5%
139,500	Ajinomoto Co, Inc.	3,607,299
82,600	Daiichikosho Co. Ltd.	3,812,868
681,000	Fukuyama Transporting Co. Ltd.	3,884,373
50,707	Hisamitsu Pharmaceutical Co., Inc.	2,892,289
49,100	Kobayashi Pharmaceutical Co. Ltd.	2,350,698
296,000	Lion Corp.	4,516,803
85,900	Miura Co. Ltd.	1,987,650
69,600	Mochida Pharmaceutical Co. Ltd.(b)	5,354,633
129,900	Nikon Corp.	1,859,988
81,400	Nissin Foods Holdings Co. Ltd.	4,658,950
65,200	NTT Data Corp.	3,265,272
Shares		Value
JAPAN (continued)
170,600	Okamura Corp.	$1,785,670
598,000	Osaka Gas Co. Ltd.	2,439,238
246,800	Otsuka Holdings Co. Ltd.	11,837,499
83,500	Park24 Co. Ltd.	2,856,030
96,800	Rohto Pharmaceutical Co. Ltd.	1,694,368
62,500	Sankyo Co. Ltd.	2,300,069
83,433	Sawai Pharmaceutical Co. Ltd.	6,680,527
1,046,300	Sumitomo Osaka Cement Co. Ltd.	5,045,128
77,100	Toyo Suisan Kaisha Ltd.	3,460,754
115,228	West Japan Railway Co.	7,233,159
310,900	Yokogawa Electric Corp.	4,086,019
		87,609,284
MALAYSIA — 0.1%
1,347,800	Hong Leong Bank Berhad	4,344,217
MORROCO AND ANTILLES — 0.1%
148,936	Attijariwafa Bank(b)	5,280,282
PAKISTAN — 0.2%
1,049,300	Engro Corp. Ltd.	3,348,351
1,478,600	Hub Power Co. Ltd. (The)(b)	1,862,197
631,700	Lucky Cement Ltd.(b)	4,472,309

		9,682,857
QATAR — 0.0%
99,350	Ooredoo QSC	2,597,350
SINGAPORE — 0.1%
3,394,200	Mapletree Industrial Trust, REIT	4,582,309
673,000	Oversea-Chinese Banking Corp. Ltd.	4,316,999
		8,899,308
SOUTH AFRICA — 0.1%
105,837	AngloGold Ashanti Ltd.(d)	2,311,202
361,765	Gold Fields Ltd.	2,234,245
		4,545,447
SOUTH KOREA — 0.2%
71,895	Dongbu Insurance Co. Ltd.	4,075,644
44,590	Green Cross Holdings Corp.	1,365,386
95,955	LG Display Co. Ltd.	2,655,542
297,799	LG Uplus Corp.	2,911,127
17,868	S-1 Corp.	1,619,071
		12,626,770
SWITZERLAND — 0.2%
157,431	Allied World Assurance Co. Holdings AG	6,453,097
56,651	Nestle SA	4,541,666
		10,994,763
TAIWAN — 0.1%
1,424,000	Formosa Petrochemical Corp.	4,050,346
998,000	Foxconn Technology Co. Ltd.	2,416,609

70

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
TAIWAN (continued)
1,119,000	Siliconware Precision Industries Co. Ltd.	$1,682,549
		8,149,504
THAILAND — 0.0%
1,411,692	Bangkok Expressway & Metro Public Co. Ltd. - FOR(b)	340,460
UNITED ARAB EMIRATES — 0.2%
10,788,865	Dana Gas PJSC(d)	1,644,957
1,395,111	Emirates Telecommunications Group Co PJSC	7,596,782
		9,241,739
UNITED KINGDOM — 0.2%
53,000	BP Plc - ADR	1,823,200
475,593	Cineworld Group Plc	3,697,869
303,670	National Grid Plc	4,352,498
		9,873,567
UNITED STATES — 5.6%
25,066	3M Co.	4,470,772
75,721	Aaron’s, Inc.(d)	1,813,518
17,000	AbbVie, Inc.	1,125,910
63,036	Altria Group, Inc.	4,267,537
142,923	American Capital Agency Corp., REIT	2,799,862
61,938	American Electric Power Co., Inc.	4,292,303
73,087	American Water Works Co., Inc.	6,035,524
40,988	Amgen, Inc.	7,051,166
323,871	Annaly Capital Management, Inc., REIT	3,556,104
15,427	Anthem, Inc.	2,026,182
400,000	Apollo Investment Corp.	2,304,000
55,919	AptarGroup, Inc.	4,371,747
92,472	Arthur J Gallagher & Co.	4,548,698
102,922	AT&T, Inc.	4,455,493
136,164	Baxter International, Inc.	6,538,595
100,000	BlackRock Capital Investment Corp.	836,000
25,393	Calpine Corp.(d)	348,900
444,752	Capitol Federal Financial, Inc.	6,302,136
21,355	Cardinal Health, Inc.	1,785,278
69,201	Cheesecake Factory, Inc. (The)	3,579,768
13,026	Cheniere Energy, Inc.(d)	544,878
42,957	Church & Dwight Co., Inc.	4,220,096
65,000	Cisco Systems, Inc.	1,984,450
97,008	Clorox Co. (The)	12,714,839
32,386	Consolidated Edison, Inc.	2,593,471
32,483	Cracker Barrel Old Country Store, Inc.	5,113,149
200,230	Darden Restaurants, Inc.	12,326,159
70,031	DENTSPLY Sirona, Inc.	4,484,785
41,289	Dollar Tree, Inc.(d)	3,975,718
45,107	Dr Pepper Snapple Group, Inc.	4,443,491
43,912	DTE Energy Co.	4,282,298
Shares		Value
UNITED STATES (continued)
37,295	Ecolab, Inc.	$4,414,982
86,351	Emerson Electric Co.	4,827,021
14,200	EOG Resources, Inc.	1,160,140
108,307	FLIR Systems, Inc.	3,528,642
54,834	FTI Consulting, Inc.(d)	2,349,089
1,725,000	General Motors Co., Escrow Shares(c)(d)	258,750
50,000	Gilead Sciences, Inc.	3,973,500
38,000	Hess Corp.	2,038,700
54,683	IDEX Corp.	4,909,987
30,000	Intel Corp.	1,045,800
34,605	International Business Machines Corp.	5,558,255
34,694	International Flavors & Fragrances, Inc.	4,622,976
35,887	Johnson & Johnson	4,494,129
45,000	Juniper Networks, Inc.	1,021,050
114,996	Kinder Morgan, Inc.	2,337,869
10,440	Lockheed Martin Corp.	2,638,501
34,324	Macquarie Infrastructure Corp.	2,630,935
24,500	ManpowerGroup, Inc.	1,700,300
65,327	Marsh & McLennan Cos., Inc.	4,295,250
40,909	McCormick & Co., Inc. - Non Voting Shares	4,182,945
42,701	McDonald’s Corp.	5,023,773
18,500	Microsoft Corp.	1,048,580
14,000	Monsanto Co.	1,494,780
48,314	NextEra Energy, Inc.	6,198,203
194,252	NIC, Inc.	4,529,957
212,750	NiSource, Inc.	5,459,165
115,994	Northwest Bancshares, Inc.	1,729,471
101,027	NRG Yield, Inc. - Class A	1,735,644
54,492	Omnicom Group, Inc.	4,484,147
24,500	Oracle Corp.	1,005,480
66,833	Packaging Corp. of America	4,991,757
11,649	Panera Bread Co. - Class A(d)	2,554,859
77,368	Pattern Energy Group, Inc.	1,885,458
306,200	People’s United Financial, Inc.	4,641,992
53,288	Pinnacle West Capital Corp.	4,202,825
44,784	ProAssurance Corp.	2,313,541
36,738	Quest Diagnostics, Inc.	3,172,694
16,866	Raytheon Co.	2,353,313
84,959	Republic Services, Inc.	4,354,998
67,987	Sanderson Farms, Inc.	5,954,981
54,325	Sempra Energy	6,077,881
88,741	Sonoco Products Co.	4,519,579
138,796	South Jersey Industries, Inc.	4,424,816
72,939	SunPower Corp.(d)	1,063,451
85,078	Sykes Enterprises, Inc.(d)	2,611,044
107,419	Tanger Factory Outlet Centers, Inc. REIT	4,483,669
6,893	Targa Resources Corp.	256,833
24,048	Target Corp.	1,811,536
29,894	Thermo Fisher Scientific, Inc.	4,748,363
21,911	TJX Cos., Inc.	1,790,567
36,941	Travelers Cos., Inc. (The)	4,293,283

71

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
UNITED STATES (continued)
31,322	Tyson Foods, Inc. - Class A	$2,305,299
97,358	UGI Corp.	4,406,423
40,848	United Parcel Service, Inc. - Class B	4,415,669
82,962	Vectren Corp.	4,291,624
134,889	Verizon Communications, Inc.(d)	7,474,199
163,005	Wal-Mart Stores, Inc.	11,894,475
65,759	Waste Management, Inc.	4,347,985
24,616	Williams Cos., Inc. (The)	590,046
		336,124,008
Total Common Stocks (Cost $531,095,648)		597,632,439
MASTER LIMITED PARTNERSHIPS — 0.6%
UNITED STATES — 0.6%
77,301	Antero Midstream Partners LP	1,964,991
124,927	Boardwalk Pipeline Partners LP	2,087,530
10,227	Buckeye Partners LP	736,958
37,410	Cheniere Energy Partners LP	1,042,617
94,265	Cheniere Energy Partners LP Holdings LLC	1,908,866
8,323	Columbia Pipeline Partners LP	124,595
34,879	Delek Logistics Partners LP	904,064
30,023	Dominion Midstream Partners LP	790,506
43,770	Energy Transfer Equity LP	726,144
49,359	Energy Transfer Partners LP	1,949,681
91,105	Enterprise Products Partners LP	2,593,759
40,334	EQT GP Holdings LP	1,018,434
22,705	EQT Midstream Partners LP	1,812,086
2,873	Magellan Midstream Partners LP	209,327
59,543	NextEra Energy Partners LP	1,859,528
1,250	NuStar GP Holding LLC	29,500
19,008	Phillips 66 Partners LP	1,016,928
32,000	Rice Midstream Partners LP	605,440
75,666	Shell Midstream Partners LP	2,459,902
20,514	Spectra Energy Partners LP	999,852
47,928	Sunoco Logistics Partners LP	1,384,161
78,537	Sunoco LP	2,434,647
14,189	Tesoro Logistics LP	691,998
61,585	Valero Energy Partners LP	2,624,137
31,509	Western Gas Equity Partners LP	1,177,176
1,989	Western Gas Partners LP	101,340
108,725	Western Refining Logistics LP	2,697,465
13,559	Williams Partners LP	506,293
		36,457,925
Total Master Limited Partnerships (Cost $33,916,853)		36,457,925
Shares		Value
CLOSED-END FUNDS — 6.2%
UNITED STATES — 6.2%
398,000	AllianceBernstein Global High Income Fund, Inc.	$4,986,940
396,882	Apollo Tactical Income Fund, Inc.(b)	5,893,698
560,715	Ares Dynamic Credit Allocation Fund, Inc.(b)	8,091,117
85,000	Avenue Income Credit Strategies Fund	1,054,850
446,147	Babson Capital Global Short Duration High Yield Fund(b)	8,351,872
90,709	Babson Capital Participation Investors(b)	1,314,373
271,864	Blackrock Corp. High Yield Fund, Inc.	2,925,257
526,490	BlackRock Credit Allocation Income Trust(b)	6,986,522
1,968,456	BlackRock Debt Strategies Fund, Inc.(b)	7,165,180
231,570	BlackRock Defined Opportunity Credit Trust(b)	3,135,458
755,000	BlackRock Income Trust, Inc.(b)	4,990,550
640,000	Blackrock Limited Duration Income Trust(b)	10,003,200
1,031,497	Blackrock Multi-Sector Income Trust(b)	17,597,339
1,098,716	Blackstone/GSO Strategic Credit Fund(b)	16,469,753
617,043	Brookfield Mortgage Opportunity Income Fund, Inc.(b)	9,292,668
65,444	Brookfield Total Return Fund, Inc.	1,499,976
646,685	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	16,315,863
100,140	Cohen & Steers Quality Income Realty Fund, Inc.	1,475,062
142,446	Cohen & Steers REIT and Preferred Income Fund, Inc.	3,072,560
865,837	Doubleline Income Solutions Fund(b)	16,771,263
330,000	First Trust High Income Long/Short Fund(b)	5,052,300
330,917	First Trust Intermediate Duration Preferred & Income Fund	7,812,950
93,441	Guggenheim Credit Allocation Fund(b)	2,027,670
253,003	Guggenheim Strategic Opportunities Fund(b)	4,718,506
1,712,632	Invesco Dynamic Credit Opportunities Fund(b)	19,746,647
3,479,239	Invesco Senior Income Trust(b)	15,204,274
242,134	KKR Income Opportunities Fund(b)	3,852,352

72

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Shares		Value
UNITED STATES (continued)
345,024	Legg Mason BW Global Income Opportunities Fund, Inc.(b)	$4,664,724
249,347	New America High Income Fund(b)	2,196,747
413,895	NexPoint Credit Strategies Fund(b)	8,956,688
125,000	Nuveen Credit Strategies Income Fund	1,053,750
205,544	Nuveen Mortgage Opportunity Term Fund(b)	4,854,949
284,115	Nuveen Preferred & Income Term Fund(b)	6,986,388
1,368,882	Nuveen Preferred Securities Income Fund(b)	13,182,334
353,163	PIMCO Corporate & Income Strategy Fund(b)	5,449,305
1,243,950	PIMCO Dynamic Credit Income Fund(b)	24,767,045
678,897	PIMCO Dynamic Income Fund(b)	19,674,435
728,253	PIMCO Income Strategy Fund II(b)	6,838,296
657,840	Pioneer Floating Rate Trust(b)	7,584,895
887,466	Prudential Global Short Duration High Yield Fund, Inc.(b)	13,649,227
697,216	Prudential Short Duration High Yield Fund, Inc.(b)	11,183,345
200,000	Stone Harbor Emerging Markets Income Fund(b)	3,096,000
2,402,620	Voya Prime Rate Trust(b)	12,661,807
1,247,699	Wells Fargo Advantage Income Opportunities Fund(b)	10,493,149
1,013,333	Western Asset High Income Fund II, Inc.(b)	7,275,730
48,677	Western Asset Mortgage Defined Opportunity Fund	1,169,708
27,383	Western Asset Variable Rate Strategic Fund, Inc.	438,128
Total Closed-End Funds (Cost $382,813,523)		371,984,850
EXCHANGE TRADED FUNDS — 5.5%
UNITED STATES — 5.5%
1,140,000	Financial Select Sector SPDR Fund	26,949,600
265,000	iShares MSCI EAFE ETF	15,375,300
135,000	iShares MSCI Eurozone ETF	4,567,050
700,000	iShares MSCI Germany ETF	17,955,000
2,475,000	iShares MSCI Japan Index Fund	29,848,500
125,000	iShares MSCI Turkey ETF	4,731,250
105,000	iShares Russell 2000 ETF	12,714,450
192,000	iShares US Preferred Stock ETF	7,731,840
660,000	Powershares Preferred Portfolio	10,144,200
65,000	ProShares UltraShort Yen(d)	4,013,100
610,000	Schwab Short-Term U.S. Treasury ETF(b)	31,049,000
Shares		Value
UNITED STATES (continued)
118,000	SPDR Dow Jones Industrial Average ETF Trust	$21,727,340
142,000	SPDR S&P500 ETF Trust	30,835,300
270,000	Vanguard FTSE Europe ETF	13,038,300
216,000	Vanguard Short-Term Bond ETF	17,517,600
130,000	WisdomTree Europe Hedged Equity Fund	6,883,500
270,000	WisdomTree Europe SmallCap Dividend Fund	14,658,300
1,345,000	WisdomTree Japan Hedged Equity Fund	54,781,850
Total Exchange Traded Funds (Cost $316,271,186)		324,521,480
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
8,000	Allergan Plc, 5.50%	7,170,720
104,500	New York Community Capital Trust V, 6.00%	5,319,050
Total Preferred Stocks (Cost $12,143,694)		12,489,770

Contracts
CALL OPTIONS PURCHASED — 0.1%
3,000	Bed Bath & Beyond, Inc., Strike $42.50, Expires 11/18/16	1,215,000
200	London Metal Exchange Nickel Futures, Strike $9,500.00, Expires 12/07/16	1,797,120
46	WisdomTree Japan Hedged Equity Fund, Strike $43.00, Expires 08/19/16	966
Total Call Options Purchased (Cost $2,513,987)		3,013,086
PUT OPTIONS PURCHASED — 0.0%
11,000	Energy Select Sector SPDR (ETF), Strike $63.00, Expires 12/16/16	2,244,000
750	S&P 500 Index, Strike $1,950.00, Expires 08/19/16	45,000
Total Put Options Purchased (Cost $6,308,425)		2,289,000

73

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$4,000,000		Starwood Capital Corp./Schulte Hospitality Group, Mezzanine Term Loan, 0.00%, 06/30/17(b)	$3,860,000
Total Bank Loans (Cost $4,000,000)			3,860,000
CORPORATE BONDS — 8.7%
BERMUDA — 0.0%
7,000,000		Celestial Nutrifoods Ltd., Cnv., 16.00%, 06/12/16(b)(c)(d)(e)(f)	1,044,231
1,540,000		Digicel Ltd., 6.75%, 03/01/23(g)	1,427,580
			2,471,811
BULGARIA — 0.0%
1,500,000	(h)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(g)	1,718,430
CANADA — 0.0%
500,000		Quebecor Media, Inc., 5.75%, 01/15/23	521,250
CAYMAN ISLANDS — 0.1%
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(g)	1,280,709
401,000		Petrobras Global Finance BV, 7.88%, 03/15/19	425,261
2,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,897,500
850,000		Suzano Trading Ltd., 5.88%, 01/23/21(g)	891,735
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(g)	337,013
1,750,000		Vale Overseas Ltd., 5.88%, 06/10/21	1,811,250
			6,643,468
CROATIA (HRVATSKA) — 0.1%
2,100,000	(h)	Agrokor dd, 9.13%, 02/01/20(g)	2,509,224
CYPRUS — 0.0%
400,000	(i)	Aroundtown Property Holdings Plc, 1.50%, 05/03/22(g)	447,743
825,000		Global Ports Finance Plc, 6.87%, 01/25/22(g)	865,214
			1,312,957
CZECH REPUBLIC — 0.0%
725,000	(h)	EP Energy AS, 4.38%, 05/01/18(g)	853,108
Principal Amount			Value
CZECH REPUBLIC (continued)
$1,175,000	(h)	RPG Byty Sro, 6.75%, 05/01/20(g)	$1,356,219
			2,209,327
DOMINICAN REPUBLIC — 0.0%
800,000		Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19(j)	844,000
FINLAND — 0.0%
800,000	(i)	SATO Oyj, 237.50%, 03/24/21	932,948
FRANCE — 0.1%
247,500	(i)	Autodis SA, 6.50%, 02/01/19(g)	286,529
725,000	(i)	BUT SAS, 7.38%, 09/15/19(g)	841,963
700,000	(i)	Casino Guichard Perrachon SA, 3.25%, 03/07/24(g)	865,110
300,000	(i)	Casino Guichard Perrachon SA, 2.80%, 08/05/26(g)	363,072
1,100,000	(i)	Numericable-SFR SAS, 5.38%, 05/15/22(g)	1,266,700
825,000	(i)	Numericable-SFR SAS, 5.63%, 05/15/24(g)	938,957
275,000	(i)	Solvay Finance SA, 5.43%, 11/29/49(g)(k)	328,488
275,000	(i)	Solvay Finance SA, 5.87%, 12/29/49(g)(k)	334,495
650,000		SPCM SA, 6.00%, 01/15/22(g)	676,000
			5,901,314
GERMANY — 0.1%
1,425,000	(i)	Rapid Holding GmbH, 6.63%, 11/15/20(g)	1,666,220
900,000	(l)	RWE AG, 7.00%, 03/29/49(g)(k)	1,203,018
1,000,000	(i)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(g)	1,179,496
325,000	(i)	Unitymedia GmbH, 3.75%, 01/15/27(g)	342,459
475,000	(i)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(g)	562,916
225,000	(i)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 01/15/29(g)	284,857
			5,238,966
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 01/05/12(b)(c)(d)(e)(f)	1,133,154

74

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
HUNGARY — 0.0%
$775,000	(i)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(g)	$892,295
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(g)	882,752
IRELAND — 0.2%
275,000	(h)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, 05/15/23(g)	318,212
750,000	(h)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 05/15/24(g)	878,333
925,000		GTLK Europe Ltd., 5.95%, 07/19/21(g)	933,038
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(g)	667,030
975,000		Novolipetsk Steel via Steel Funding Ltd., 4.50%, 06/15/23(g)	964,031
1,725,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(g)	1,755,188
975,000	(m)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18.	1,015,541
650,000		Russian Railways via RZD Capital Plc, 5.70%, 04/05/22(g)	694,559
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(j)	473,625
1,000,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(g)	1,101,680
			8,801,237
ITALY — 0.1%
1,375,000	(l)	Enel SpA, 7.75%, 09/10/75(g)(k)	2,006,826
125,000	(i)	Finmeccanica SpA, 4.88%, 03/24/25	166,273
100,000	(i)	Schumann SpA, 7.00%, 07/31/23(g)	113,047
275,000	(i)	Snai SpA, 7.63%, 06/15/18(g)	318,237
			2,604,383
JAPAN — 0.0%
650,000	(h)	SoftBank Group Corp., 4.75%, 07/30/25(g)	800,391
225,000	(h)	SoftBank Group Corp., 5.25%, 07/30/27(g)	276,945
			1,077,336
Principal Amount			Value
JERSEY CHANNEL ISLANDS — 0.0%
$700,000	(h)	Lincoln Finance Ltd., 6.88%, 04/15/21(g)	$845,212
1,150,000	(h)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 05/30/21(g)(n)	1,304,992
			2,150,204
LUXEMBOURG — 0.5%
1,000,000		Altice Finco SA, 8.13%, 01/15/24(j)	1,012,500
1,625,000		Altice Finco SA, 7.63%, 02/15/25(j)	1,576,250
675,000	(i)	Altice Luxembourg SA, 7.25%, 05/15/22(g)	763,196
850,000		ArcelorMittal, 6.13%, 06/01/18	896,750
550,000	(i)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(g)	635,349
650,000	(i)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 11/15/20(g)(n)	730,337
200,000		FAGE International SA/ FAGE USA Dairy Industry Inc., 5.63%, 08/15/26(j)	204,250
1,200,000	(i)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(g)	1,355,291
125,000	(l)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(g)	163,777
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(g)	1,305,437
1,300,000	(m)	Gazprom OAO Via Gaz Capital SA, 3.38%, 11/30/18(g)	1,372,900
400,000	(l)	Glencore Finance Europe SA, 6.50%, 02/27/19	579,884
975,000	(i)	Glencore Finance Europe SA, 2.75%, 04/01/21(g)	1,133,658
600,000	(i)	Grand City Properties SA, 3.75%, 02/18/49(k)	660,741
2,200,000	(i)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(g)	2,944,156
1,150,000	(i)	Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24(g)	1,334,242
1,450,000	(i)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(g)	1,512,656
800,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(j)	782,000
1,675,000	(m)	Matterhorn Telecom SA, 3.63%, 05/01/22.	1,667,361
630,000		Minerva Luxembourg SA, 7.75%, 01/31/23(g)	664,650
2,085,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(g)	2,142,338

75

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
LUXEMBOURG (continued)
$1,475,000	(i)	SIG Combibloc Holdings SCA, 7.75%, 02/15/23(g)	$1,760,370
900,000	(i)	Telecom Italia Finance SA, 7.75%, 01/24/33.	1,370,994
1,350,000	(i)	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 05/01/22(g)	1,570,283
650,000		Tupy Overseas SA, 6.63%, 07/17/24(g)	642,850
			28,782,220
MEXICO — 0.0%
625,000		Grupo Posadas SAB de CV, 7.88%, 06/30/22	645,313
NETHERLANDS — 0.4%
1,500,000	(i)	Cable Communications Systems NV, 7.50%, 11/01/20(g)	1,758,762
675,000	(i)	Constellium NV, 4.63%, 05/15/21(g)	634,136
1,206,000	(i)	Hydra Dutch Holdings 2 BV, 5.25%, 04/15/19(k)	1,342,112
300,000	(i)	Koninklijke KPN NV, 6.13%, 09/14/18(g)(k)	360,138
1,075,000	(l)	Koninklijke KPN NV, 6.88%, 03/14/73(g)(k)	1,529,699
1,425,000	(i)	LGE HoldCo VI BV, 7.13%, 05/15/24(g)	1,796,285
600,000		Majapahit Holding BV, 7.75%, 01/20/20(g)	690,750
700,000	(i)	NE Property Cooperatief UA, 3.75%, 02/26/21	815,059
800,000		Petrobras Global Finance BV, 8.75%, 05/23/26	831,760
525,000	(i)	Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21(g)	601,359
200,000	(i)	Schaeffler Finance BV, 2.75%, 05/15/19(g)	227,346
1,256,250	(i)	Schaeffler Holding Finance BV, 6.88% cash or 11.13% payment-in-kind interest, 08/15/18(g)(n)	1,439,607
4,000,000	(i)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(b)(g)	4,152,272
1,000,000	(i)	Telefonica Europe BV, 7.63%, 09/18/21(g)(k)	1,280,116
600,000	(i)	Telefonica Europe BV, 5.88%, 03/31/49(g)(k)	711,387
864,000	(i)	United Group BV, 7.88%, 11/15/20(g)	1,014,399
350,000	(i)	United Group BV, 7.88%, 11/15/20(g)	410,926
Principal Amount			Value
NETHERLANDS (continued)
$900,000	(i)	Vonovia Finance BV, 4.00%, 12/29/49(g)(k)	$1,051,484
			20,647,597
NORWAY — 0.0%
1,150,000	(i)	Lock AS, 7.00%, 08/15/21(g)	1,348,886
975,000	(i)	Silk Bidco AS, 7.50%, 02/01/22(g)	1,147,283
			2,496,169
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(g)	830,000
POLAND — 0.0%
450,000	(i)	Play Finance 1 SA, 6.50%, 08/01/19(g)	520,711
1,075,000	(i)	Play Finance 2 SA, 5.25%, 02/01/19(g)	1,233,224
			1,753,935
SPAIN — 0.0%
725,000	(i)	Ence Energia y Celulosa SA, 5.38%, 11/01/22(g)	871,443
875,000	(i)	Naviera Armas SA, 6.20%, 07/31/23(g)(k)	958,396
			1,829,839
SWEDEN — 0.1%
1,125,000	(h)	Akelius Residential Property AB, 3.38%, 09/23/20(g)	1,316,890
425,000	(h)	Hoist Kredit AB, 3.13%, 12/09/19(g)	487,304
640,000	(h)	TVN Finance Corp III AB, 7.38%, 12/15/20(g)	756,666
			2,560,860
TURKEY — 0.1%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(g)	849,728
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(g)	1,086,492
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(g)	1,284,842
			3,221,062
UNITED KINGDOM — 0.3%
825,000	(i)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(g)	1,179,196
825,000	(i)	Bakkavor Finance 2 Plc, 8.75%, 06/15/20(g)	1,157,424

76

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
UNITED KINGDOM (continued)
$1,125,000	(i)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(g)	$1,615,547
375,000	(i)	Co-operative Group Holdings 2011 Ltd., STEP, 7.50%, 07/08/26	542,781
400,000	(i)	Infinis Plc, 7.00%, 02/15/19(g)	534,675
425,000	(h)	Inovyn Finance Plc, 6.25%, 05/15/21(g)	494,158
1,600,000	(h)	International Game Technology Plc, 4.75%, 02/15/23(g)	1,927,441
170,000	(i)	Iron Mountain Europe Plc, REIT, 6.13%, 09/15/22(g)	233,649
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(j)	1,392,875
925,000	(i)	Jerrold Finco Plc, 9.75%, 09/15/18(g)	1,272,549
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(d)(f)(j)	21,000
850,000	(i)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(g)	1,271,542
1,250,000	(h)	TA Manufacturing Ltd., 3.63%, 04/15/23(g)	1,329,276
450,000	(h)	Titan Global Finance Plc, 3.50%, 06/17/21(g)	512,108
1,150,000	(i)	Virgin Media Finance Plc, 6.38%, 10/15/24(g)	1,579,044
600,000	(h)	Worldpay Finance Plc, 3.75%, 11/15/22(g)	700,989
			15,764,254
UNITED STATES — 6.6%
10,000,000		Akamai Technologies, Inc., Cnv., 0.50%, 02/15/19(e)	9,731,250
700,000		AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24	724,500
700,000		AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	733,250
2,000,000		AmTrust Financial Services, Inc., Cnv., 2.75%, 12/15/44	1,550,000
175,000		Anadarko Petroleum Corp., 4.85%, 03/15/21	185,286
12,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv., 5.50%, 03/15/19	12,262,500
750,000		Belden, Inc., 5.25%, 07/15/24(j)	750,000
1,125,000		Belo Corp., 7.75%, 06/01/27	1,198,125
Principal Amount			Value
UNITED STATES (continued)
$4,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	$4,100,000
5,000,000		Blackstone Mortgage Trust, Inc., Cnv., 5.25%, 12/01/18	5,390,625
1,450,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23(j)	1,656,625
2,000,000		Bottomline Technologies, Inc., Cnv., 1.50%, 12/01/17	2,023,750
19,000,000		Brocade Communications Systems, Inc., 1.38%, 01/01/20(j)	18,703,125
5,000,000		CalAmp Corp., Cnv., 1.63%, 05/15/20	4,675,000
4,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20	4,307,920
1,550,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24(j)	1,654,625
1,700,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(j)	1,774,375
1,000,000		Cemex Finance LLC, 9.38%, 10/12/22(j)	1,102,500
278,000	(h)	Cemex Finance LLC, 4.63%, 06/15/24(g)	309,239
750,000		Centene Corp., 5.63%, 02/15/21	792,188
850,000		Centene Corp., 6.13%, 02/15/24	913,223
1,200,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(j)	1,237,500
1,200,000		Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24(j)	1,254,000
6,000,000		Ciena Corp. Cnv., 0.88%, 06/15/17	5,947,500
6,000,000		Colony Capital, Inc., Cnv., 3.88%, 01/15/21	5,838,750
1,500,000		CSC Holdings LLC, 6.75%, 11/15/21	1,593,750
900,000		CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(j)	920,250
850,000	(h)	Digital Euro Finco LLC, 2.63%, 04/15/24(g)	1,003,965
1,800,000		DISH DBS Corp., 7.75%, 07/01/26(j)	1,866,375
1,500,000		Dollar Tree, Inc., 5.75%, 03/01/23(j)	1,620,000
3,000,000		Envestnet, Inc., Cnv., 1.75%, 12/15/19	2,821,875
2,000,000		Extra Space Storage LP, Cnv., 3.13%, 10/01/35(j)	2,200,000

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$5,750,000	Finisar Corp., Cnv., 0.50%, 12/15/33	$5,660,156
1,000,000	Freeport-McMoRan, Inc., 2.30%, 11/14/17	997,500
1,300,000	GEO Group, Inc. (The), 6.00%, 04/15/26	1,334,125
8,000,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/29/49(k)	8,122,440
800,000	Gray Television, Inc., 5.88%, 07/15/26(j)	822,400
7,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	8,618,750
625,000	Hughes Satellite Systems Corp., 5.25%, 08/01/26(j)	623,438
550,000	Hughes Satellite Systems Corp., 6.63%, 08/01/26(j)	545,875
3,500,000	Huron Consulting Group Inc, 1.25%, 10/01/19	3,578,750
6,000,000	Illumina, Inc., Cnv., 0.04%, 06/15/19(e)	6,105,000
2,000,000	Infinera Corp., Cnv., 1.75%, 06/01/18	2,075,000
5,000,000	Integrated Device Technology, Inc., Cnv., 0.88%, 11/15/22(j)	5,037,500
5,000,000	InterDigital, Inc., Cnv., 1.50%, 03/01/20	5,381,250
2,000,000	j2 Global, Inc., Cnv., 3.25%, 06/15/29	2,332,500
7,000,000	JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	6,930,000
1,800,000	L Brands, Inc., 6.75%, 07/01/36	1,886,634
775,000	Lamar Media Corp., 5.88%, 02/01/22	808,906
500,000	Lamar Media Corp., 5.75%, 02/01/26(j)	536,250
21,361,154	Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	12,255,962
17,000,000	LinkedIn Corp., Cnv., 0.50%, 11/01/19	16,830,000
13,000,000	Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19	13,804,375
325,000	Match Group, Inc., 6.38%, 06/01/24(j)	347,344
3,000,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	3,292,500
325,000	Mobile Mini, Inc., 5.88%, 07/01/24(j)	337,188
2,000,000	Molina Healthcare, Inc., 5.38%, 11/15/22(j)	2,040,000
900,000	MPH Acquisition Holdings LLC, 7.13%, 06/01/24(j)	960,188
Principal Amount			Value
UNITED STATES (continued)
$125,000		MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24	$136,250
1,150,000	(h)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,348,706
1,075,000	(h)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	1,274,568
2,000,000		National Health Investors, Inc., Cnv., 3.25%, 04/01/21	2,283,750
250,000		Nexstar Escrow Corp., 5.63%, 08/01/24(j)	254,063
10,600,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	10,666,250
2,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35(j)	1,796,250
19,000,000		ON Semiconductor Corp., Cnv., 1.00%, 12/01/20	17,836,250
1,500,000		Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(j)	1,612,500
1,800,000		Post Holdings, Inc., 7.38%, 02/15/22	1,927,260
1,800,000		Post Holdings, Inc., 5.00%, 08/15/26(j)	1,794,375
8,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21(b)	8,275,000
525,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21(j)	548,625
8,000,000		Redwood Trust, Inc., Cnv., REIT, 4.63%, 04/15/18	8,000,000
6,000,000		Restoration Hardware Holdings, Inc., Cnv., 2.90%, 06/15/19(e)(j)	5,107,500
250,000		Revlon Escrow Corp., 6.25%, 08/01/24(j)	253,125
1,500,000		Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	1,548,750
1,325,000		Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,351,500
1,100,000		Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(j)	1,128,875
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(j)	0
5,000,000		Shutterfly, Inc., Cnv., 0.25%, 05/15/18	5,206,250
800,000		Sinclair Television Group, Inc., 5.88%, 03/15/26(j)	840,000
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(j)	3,361,050
50,000		Standard Industries, Inc., 5.13%, 02/15/21(j)	52,250

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$2,475,000		Standard Industries, Inc., 5.50%, 02/15/23(j)	$2,580,188
14,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	14,245,000
8,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	9,484,063
2,000,000		Synchronoss Technologies, Inc., Cnv., 0.75%, 08/15/19	2,073,750
475,000		Team Health, Inc., 7.25%, 12/15/23(j)	517,750
2,250,000		T-Mobile USA, Inc., 6.84%, 04/28/23	2,401,875
19,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	17,539,375
11,500,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20(k)	12,700,313
8,000,000		VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	7,970,000
7,000,000		Verint Systems, Inc., Cnv., 1.50%, 06/01/21	6,571,250
3,000,000		Washington Mutual Bank, 5.55%, 12/31/49(d)(f)	622,500
29,287,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(f)	6,077,053
24,750,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(f)	5,135,625
9,840,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(f)	2,041,800
8,200,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(f)	1,701,500
6,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	5,628,750
6,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20	6,063,750
800,000	(h)	XPO Logistics, Inc., 5.75%, 06/15/21(g)	879,818
			392,943,609
Total Corporate Bonds (Cost $537,229,693)			519,319,914
GOVERNMENT BONDS — 2.0%
BRAZIL — 0.4%
10,280,000	(i)	Brazil Letras do Tesouro Nacional, 15.10%, 07/01/19(e)	2,277,785
1,410,000	(i)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/19	1,272,254
160,000	(i)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	146,699
Principal Amount			Value
BRAZIL (continued)
$840,000	(i)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	$771,211
1,292,000	(i)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	1,173,330
80,000	(i)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/24	74,117
2,400,000	(i)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,234,621
27,080,000	(i)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21	7,905,967
3,650,000	(i)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	1,045,391
24,870,000	(i)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/25	7,045,595
450,000	(i)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	125,800
			24,072,770
INDONESIA — 0.3%
1,900,000,000	(i)	Indonesia Treasury Bond, 5.25%, 05/15/18	141,764
1,932,000,000	(i)	Indonesia Treasury Bond, 11.50%, 09/15/19	167,606
9,062,000,000	(i)	Indonesia Treasury Bond, 11.00%, 11/15/20	797,409
41,839,000,000	(i)	Indonesia Treasury Bond, 12.80%, 06/15/21	3,971,794
6,125,000,000	(i)	Indonesia Treasury Bond, 8.25%, 07/15/21	497,722
19,566,000,000	(i)	Indonesia Treasury Bond, 7.00%, 05/15/22	1,506,369
33,599,000,000	(i)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,286,838
11,914,000,000	(i)	Indonesia Treasury Bond, 10.25%, 07/15/22	1,050,292
23,599,000,000	(i)	Indonesia Treasury Bond, 5.63%, 05/15/23	1,675,060
8,500,000,000	(i)	Indonesia Treasury Bond, 9.50%, 07/15/23	735,279
950,000,000	(i)	Indonesia Treasury Bond, 11.75%, 08/15/23	91,191
600,000,000	(i)	Indonesia Treasury Bond, 10.00%, 09/15/24	53,869
716,000,000	(i)	Indonesia Treasury Bond, 7.00%, 05/15/27	54,034
1,300,000,000	(i)	Indonesia Treasury Bond, 10.25%, 07/15/27	119,850
79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
INDONESIA (continued)
$363,000,000	(i)	Indonesia Treasury Bond, 10.00%, 02/15/28	$33,383
1,078,000,000	(i)	Indonesia Treasury Bond, 6.13%, 05/15/28	74,658
388,000,000	(i)	Indonesia Treasury Bond, 9.00%, 03/15/29	33,917
4,640,000,000	(i)	Indonesia Treasury Bond, 8.38%, 03/15/34	387,538
			14,678,573
MALAYSIA — 0.2%
390,000	(i)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/06/16(e)	95,387
1,510,000	(i)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/11/16(e)	369,181
1,190,000	(i)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/18/16(e)	290,804
4,510,000	(i)	Bank Negara Malaysia Monetary Notes, 2.50%, 04/20/17(e)	1,088,438
5,210,000	(i)	Bank Negara Malaysia Monetary Notes, 2.50%, 07/20/17(e)	1,249,222
9,335,000	(i)	Malaysia Government Bond, 4.26%, 09/15/16	2,298,577
7,770,000	(i)	Malaysia Government Bond, 3.81%, 02/15/17	1,923,354
2,790,000	(i)	Malaysia Government Bond, 3.39%, 03/15/17	690,578
7,549,000	(i)	Malaysia Government Bond, 4.01%, 09/15/17	1,885,915
2,750,000	(i)	Malaysia Government Bond, 3.31%, 10/31/17	681,915
2,795,000	(i)	Malaysia Government Bond, 4.24%, 02/07/18	702,422
2,469,000	(i)	Malaysia Government Bond, 3.26%, 03/01/18	615,239
20,000	(i)	Malaysia Treasury Bill, 3.00%, 08/05/16(e)	4,912
10,000	(i)	Malaysia Treasury Bill, 2.70%, 01/20/17(e)	2,428
			11,898,372
MEXICO — 0.5%
58,390,000	(i)	Mexican Bonos, 7.25%, 12/15/16	3,145,029
150,570,000	(i)	Mexican Bonos, 5.00%, 06/15/17	8,040,880
23,900,000	(i)	Mexican Bonos, 7.75%, 12/14/17	1,325,090
30,270,000	(i)	Mexican Bonos, 4.75%, 06/14/18	1,601,377
Principal Amount			Value
MEXICO (continued)
$2,712,000	(i)	Mexican Udibonos, 3.50%, 12/14/17	$805,681
1,851,000	(i)	Mexican Udibonos, 4.00%, 06/13/19	566,049
1,465,000	(i)	Mexican Udibonos, 2.50%, 12/10/20	430,456
175,952,000	(i)	Mexico Cetes, 3.40%, 08/04/16(e)	937,754
25,107,000	(i)	Mexico Cetes, 3.30%, 08/18/16(e)	133,591
100,290,000	(i)	Mexico Cetes, 4.00%, 08/25/16(e)	533,329
160,419,000	(i)	Mexico Cetes, 4.00%, 09/01/16(e)	852,146
16,738,000	(i)	Mexico Cetes, 3.30%, 09/15/16(e)	88,767
22,348,000	(i)	Mexico Cetes, 3.50%, 09/29/16(e)	118,323
257,312,000	(i)	Mexico Cetes, 3.30%, 10/13/16(e)	1,359,678
120,018,000	(i)	Mexico Cetes, 3.30%, 10/27/16(e)	633,247
44,530,000	(i)	Mexico Cetes, 3.30%, 11/10/16(e)	234,596
51,468,000	(i)	Mexico Cetes, 3.30%, 11/24/16(e)	270,513
429,847,000	(i)	Mexico Cetes, 3.40%, 12/08/16(e)	2,255,012
1,675,000	(i)	Mexico Cetes, 4.50%, 12/22/16(e)	8,776
78,866,000	(i)	Mexico Cetes, 3.30%, 02/02/17(e)	410,726
136,325,000	(i)	Mexico Cetes, 3.30%, 03/30/17(e)	705,109
7,012,000	(i)	Mexico Cetes, 4.60%, 03/30/17(e)	36,246
553,920,000	(i)	Mexico Cetes, 4.70%, 05/25/17(e)	2,841,506
86,621,000	(i)	Mexico Cetes, 3.30%, 05/25/17(e)	444,192
			27,778,073
PHILIPPINES — 0.1%
136,650,000	(i)	Philippine Government Bond, 9.13%, 09/04/16	2,919,884
210,000	(i)	Philippine Government Bond, 2.88%, 05/22/17	4,493
110,000	(i)	Philippine Government Bond, 5.88%, 01/31/18	2,464
3,663,000	(i)	Philippine Government Bond, 2.13%, 05/23/18	77,601
2,850,000	(i)	Philippine Government Bond, 5.00%, 08/18/18	63,915

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount			Value
PHILIPPINES (continued)
$32,750,000	(i)	Philippine Government Bond, 3.88%, 11/22/19	$721,967
5,020,000	(i)	Philippine Treasury Bill, 1.40%, 09/07/16(e)	106,405
1,510,000	(i)	Philippine Treasury Bill, 1.20%, 09/14/16(e)	31,995
3,490,000	(i)	Philippine Treasury Bill, 1.30%, 11/02/16(e)	73,840
2,060,000	(i)	Philippine Treasury Bill, 1.60%, 12/07/16(e)	43,533
3,010,000	(i)	Philippine Treasury Bill, 1.30%, 03/15/17(e)	63,077
3,780,000	(i)	Philippine Treasury Bill, 1.50%, 05/03/17(e)	79,423
			4,188,597
POLAND — 0.0%
2,268,000	(i)	Poland Government Bond, 1.75%, 01/25/17(k)	582,292
8,307,000	(i)	Poland Government Bond, 1.75%, 01/25/21(k)	2,100,359
			2,682,651
PORTUGAL — 0.0%
2,560,000		Portugal Government International Bond, 5.13%, 10/15/24(j)	2,601,375
SOUTH KOREA — 0.4%
2,506,200,000	(i)	Korea Monetary Stabilization Bond, 1.56%, 08/09/16	2,245,498
312,500,000	(i)	Korea Monetary Stabilization Bond, 1.52%, 09/09/16	279,057
2,990,700,000	(i)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	2,674,193
1,537,800,000	(i)	Korea Monetary Stabilization Bond, 1.53%, 10/08/16	1,373,573
481,600,000	(i)	Korea Monetary Stabilization Bond, 1.61%, 11/09/16	431,955
6,770,900,000	(i)	Korea Monetary Stabilization Bond, 2.07%, 12/02/16	6,061,374
434,300,000	(i)	Korea Monetary Stabilization Bond, 1.57%, 01/09/17	388,287
769,600,000	(i)	Korea Monetary Stabilization Bond, 1.96%, 02/02/17	689,458
203,100,000	(i)	Korea Monetary Stabilization Bond, 1.70%, 08/02/17	182,134
1,512,300,000	(i)	Korea Monetary Stabilization Bond, 1.56%, 10/02/17	1,355,084
521,500,000	(i)	Korea Monetary Stabilization Bond, 1.49%, 02/02/18	467,274
2,454,640,000	(i)	Korea Treasury Bond, 3.00%, 12/10/16	2,204,905
2,197,000,000	(i)	Korea Treasury Bond, 2.00%, 12/10/17	1,981,017
Principal Amount			Value
SOUTH KOREA (continued)
$631,500,000	(i)	Korea Treasury Bond, 1.75%, 12/10/18	$570,490
592,300,000	(i)	Korea Treasury Bond, 1.50%, 06/10/19	533,014
1,383,270,000	(i)	Korea Treasury Bond, 2.00%, 03/10/21	1,276,975
147,000,000	(i)	Korea Treasury Bond, 1.38%, 09/10/21	132,173
13,000,000	(i)	Korea Treasury Bond, 1.38%, 09/10/21	11,663
			22,858,124
UKRAINE — 0.1%
829,000		Ukraine Government International Bond, 7.75%, 09/01/24(j)	804,296
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/25(j)	1,644,122
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/26(j)	1,639,875
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/27(j)	1,635,627
3,513,000		Ukraine Government International Bond, 3.30%, 05/31/40(j)(k)	1,186,340
			6,910,260
Total Government Bonds (Cost $126,485,013)			117,668,795
ASSET-BACKED SECURITIES — 10.9%
CAYMAN ISLANDS — 3.9%
11,750,000		Adams Mill CLO Ltd., Series 2014-1A, Class F, 6.37%, 07/15/26(b)(j)(k)	6,382,871
7,500,000		Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.13%, 07/15/26(b)(e)(j)	2,585,837
3,000,000		ALM Loan Funding Ltd., Series 2012-6A, Class DR, 6.28%, 07/15/26(j)(k)	2,639,257
1,100,000		ALM Loan Funding Ltd., Series 2013-7R2A, Class C, 4.09%, 04/24/24(j)(k)	1,069,010
1,000,000		ALM Loan Funding Ltd., Series 2013-7R2A, Class D, 5.64%, 04/24/24(j)(k)	935,741
1,200,000		ALM Loan Funding Ltd., Series 2015-12A, Class D, 6.18%, 04/16/27(j)(k)	1,057,229
2,000,000		ALM Loan Funding Ltd., Series 2015-16A, Class D, 6.03%, 07/15/27(j)(k)	1,731,354

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, 4.83%, 01/15/28(j)(k)	$1,062,259
1,000,000	ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 07/15/27(j)(k)	974,490
1,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class DR, 6.33%, 01/15/22(j)(k)	1,338,722
2,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class ER, 8.33%, 01/15/22(j)(k)	2,309,021
2,000,000	American Money Management Corp. CLO Ltd., Series 2015-17A, Class E, 7.38%, 11/15/27(j)(k)	1,893,124
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, 5.67%, 05/26/28(j)(k)	979,794
3,000,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 5.58%, 04/15/27(j)(k)	2,543,010
2,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class F, 6.58%, 04/15/27(j)(k)	1,870,915
500,000	Annisa CLO, Ltd. Series 2016-2A, Class E, 7.94%, 07/20/28(j)(k)	441,350
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.13%, 10/17/26(j)(k)	3,096,484
1,000,000	Apidos CLO XV, Series 2013-15A, Class D, 5.45%, 10/20/25(j)(k)	854,530
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.84%, 07/22/26(j)(k)	4,384,616
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.28%, 01/16/27(j)(k)	2,222,057
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class D, 4.38%, 07/28/25(j)(k)	960,813
2,750,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.91%, 12/05/25(j)(k)	2,454,201
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 7.90%, 07/18/28(j)(k)	3,246,250
2,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.70%, 10/15/26(j)(k)	1,912,818
1,000,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.89%, 01/30/24(j)(k)	995,590
650,000	Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.88%, 08/15/24(j)(k)	641,444
1,000,000	Atrium CDO Corp., Series -8A, Class D, 5.14%, 10/23/22(j)(k)	1,000,465
5,000,000	Atrium XI, Series 11A, Class E, 5.74%, 10/23/25(j)(k)	4,349,302
2,000,000	Atrium XII, Series 12A, Class E, 6.65%, 10/22/26(j)(k)	1,790,235
Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,500,000	Babson CLO Ltd., Series 16-1A, Class E, 7.34%, 04/23/27(j)(k)	$2,289,955
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 6.25%, 07/20/27(j)(k)	643,951
1,000,000	Babson CLO Ltd.,Series 2016-2A,Class E, 7.63%, 07/28/28(j)(k)	947,400
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.53%, 07/15/28(j)(k)	1,844,880
500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 6.13%, 04/18/27(j)(k)	427,803
1,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.23%, 04/18/27(j)(k)	1,104,350
2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.22%, 01/20/28(j)(k)	2,119,741
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 5.82%, 01/20/28(j)(k)	1,087,509
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.13%, 07/15/26(j)(k)	926,898
1,000,000	BlueMountain CLO Ltd. Series 2016-2A, Class D., 7.70%, 08/20/28(j)(k)	949,780
650,000	BlueMountain CLO Ltd., Series 2011-1A, Class E, 6.38%, 08/16/22(j)(k)	650,729
2,500,000	BlueMountain CLO Ltd., Series 2012-1A, Class D, 5.05%, 07/20/23(j)(k)	2,519,369
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 5.97%, 11/30/26(j)(k)	1,169,115
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.42%, 04/13/27(j)(k)	955,163
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.12%, 04/13/27(j)(k)	1,445,475
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 6.03%, 07/18/27(j)(k)	440,781
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 4.75%, 01/20/27(j)(k)	960,675
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class E, 7.20%, 01/20/27(j)(k)	957,500
1,500,000	Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.98%, 01/15/24(j)(k)	1,510,369

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class D, 6.33%, 07/28/28(j)(k)	$2,199,469
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 6.00%, 04/20/27(j)(k)	1,304,360
3,250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 9.07%, 10/20/27(j)(k)	3,147,329
750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, 8.23%, 04/20/27(j)(k)	738,813
1,000,000	Carlyle Global Market Strategies CLO, Series 2015-2A, Class D, 5.93%, 04/27/27(j)(k)	870,672
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.43%, 12/05/24(j)(k)	1,441,037
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, 4.16%, 05/24/26(j)(k)	2,319,037
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class E, 5.70%, 07/20/26(j)(k)	830,308
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class D, 4.28%, 10/15/26(j)(k)	932,017
1,000,000	Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.83%, 11/09/25(j)(k)	872,998
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, 7.92%, 07/20/29(j)(k)	936,000
1,250,000	Galaxy XI CLO Ltd., Series 2011-11A, Class E, 5.64%, 08/20/22(j)(k)	1,174,367
600,000	Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 6.18%, 04/17/22(j)(k)	581,987
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.23%, 04/18/27(j)(k)	1,768,882
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.18%, 07/17/23(j)(k)	2,874,139
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.08%, 05/05/27(j)(k)	862,684
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 4.38%, 11/15/26(j)(k)	923,426
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, 5.33%, 04/20/27(j)(k)	473,210
962,500	Highbridge Loan Management Ltd., Series 5A-2015, Class E, 5.99%, 01/29/26(j)(k)	841,477
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Highbridge Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 07/19/27(j)(k)	$875,556
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 5.68%, 04/15/27(b)(j)(k)	17,692,051
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(b)(e)(j)	14,848,820
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 7.20%, 07/20/27(b)(j)(k)	4,724,517
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 6.70%, 07/20/27(b)(e)(j)	4,296,587
1,000,000	LCM Ltd. Partnership IX LP, Series 9A, Class E, 4.87%, 07/14/22(j)(k) .	994,676
1,000,000	LCM Ltd. Partnership XIII LP, Series 13A, Class D, 4.49%, 01/19/23(j)(k)	975,345
1,000,000	LCM Ltd. Partnership XVII LP, Series -17A, Class D, 4.18%, 10/15/26(j)(k)	957,751
1,500,000	LCM Ltd. Partnership XVIII LP, Series -18A, Class D, 4.50%, 04/20/27(j)(k)	1,463,377
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 4.60%, 04/20/27(j)(k)	324,578
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 6.05%, 04/20/27(j)(k)	850,116
1,350,000	LCM Ltd. Partnership XXI LP, Series -21A, Class D, 5.80%, 04/20/28(j)(k)	1,365,431
1,000,000	LCM XXI LP, Series -21A, Class E, 8.35%, 04/20/28(j)(k)	999,823
1,000,000	Madison Park Funding Ltd., Series 2012-9A, Class E, 5.88%, 08/15/22(j)(k)	944,317
1,500,000	Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.95%, 01/20/25(j)(k)	1,506,690
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 01/22/28(j)(k)	921,460
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.08%, 04/27/27(j)(k)	987,500
1,000,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class D, 4.62%, 01/15/28(j)(k)	920,572
1,250,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class E, 7.12%, 01/15/28(j)(k)	1,159,499

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,250,000	Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.89%, 07/25/23(j)(k)	$1,232,916
2,050,000	Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 5.14%, 01/23/24(j)(k)	2,050,491
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.19%, 08/04/25(j)(k)	580,748
1,000,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.38%, 11/14/25(j)(k)	936,743
750,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class D, 5.57%, 04/20/27(j)(k)	751,122
1,000,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 7.62%, 04/20/27(j)(k)	959,915
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 01/23/27(j)(k)	969,317
1,000,000	OCP CLO Ltd.,Series 2015-8A,Class C,, 4.33%, 04/17/27(j)(k)	925,000
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.57%, 04/15/27(j)(k)	1,003,905
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.47%, 04/15/27(j)(k)	2,008,679
1,000,000	Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.13%, 05/05/23(j)(k)	959,996
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.28%, 11/14/26(j)(k)	1,037,650
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.23%, 11/14/26(j)(k)	910,064
1,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.95%, 11/25/25(j)(k)	1,072,849
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.83%, 11/18/26(j)(k)	4,271,094
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.40%, 10/20/28(j)(k)	1,291,223
2,750,000	OZLM Funding III Ltd., Series 2013-3A, Class D, 5.70%, 01/22/25(j)(k)	2,543,476
1,750,000	OZLM Funding Ltd., Series 2012-1A, Class DR, 7.34%, 07/22/27(j)(k)	1,617,894
1,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.68%, 07/17/26(j)(k)	1,272,173
1,000,000	OZLM XI Ltd., Series 2015-11A, Class C2, 4.39%, 01/30/27(j)(k)	936,770
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,250,000	OZLM XIII Ltd., Series 2015-13A, Class D, 6.09%, 07/30/27(j)(k)	$1,051,211
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, 5.03%, 01/15/29(j)(k)	1,161,831
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, 7.03%, 01/15/29(j)(k)	1,372,637
1,000,000	Race Point V CLO, Ltd., Series 2011-5A, Class ER,, 6.65%, 12/15/22(j)(k)	1,006,313
2,000,000	Regatta III Funding Ltd., Series 2014-1A, Class C, 4.13%, 04/15/26(j)(k)	1,827,658
1,200,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.54%, 10/25/26(j)(k)	993,938
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.23%, 07/15/25(j)(k)	1,412,220
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.20%, 07/20/27(j)(k)	887,500
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, 6.88%, 10/20/28(j)(k)	1,713,763
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.13%, 04/15/26(j)(k)	852,108
1,250,000	Symphony CLO IX LP, Series 2012-9A, Class E, 5.68%, 04/16/22(j)(k)	1,175,000
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.73%, 10/17/26(j)(k)	1,301,520
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.13%, 07/15/28(j)(k)	856,097
1,000,000	Voya CLO Ltd., Series 2012-2AR, Class ER, 6.68%, 10/15/22(j)(k)	973,816
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, 4.08%, 04/18/26(j)(k)	918,429
3,750,000	Voya CLO Ltd., Series 2015-1A, Class E, 7.18%, 04/18/27(j)(k)	2,574,375
1,250,000	Voya CLO Ltd., Series 2015-2A, Class D, 4.04%, 07/23/27(j)(k)	1,102,024
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, 7.63%, 07/19/28(j)(k)	1,393,109
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 6.13%, 04/20/26(b)(j)(k)	5,413,950
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.00%, 04/20/26(b)(e)(j)	6,302,843
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 4.56%, 01/20/27(j)(k)	4,074,293

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 6.61%, 01/20/27(j)(k)	$2,387,229
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, 5.01%, 07/20/28(j)(k)	977,820
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, 7.86%, 07/20/28(j)(k)	934,531
		232,571,350
UNITED STATES — 7.0%
16,248,930	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.73%, 05/25/35(k)	12,740,136
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(k)	4,695,525
9,760,413	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.45%, 05/28/39(j)(k)	7,138,049
4,000,000	Bayview Opportunity Master Fund Trust, Series 2016-RPL3, Class A1, 3.47%, 07/28/31(j)	4,000,000
4,367,981	Bayview Opportunity Master Fund Trust, Series 2016-RPL3, Class A1, 1.37%, 12/28/40(j)(k)	3,542,040
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 0.87%, 02/25/36(k)	2,655,978
8,213,775	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.59%, 12/25/36(k)	6,907,210
3,515,354	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.80%, 03/25/36(k)	1,204,171
3,515,354	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.80%, 03/25/36(k)	1,204,171
14,441,696	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.65%, 10/25/36(k)	11,851,399
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.69%, 12/25/36(j)(k)	7,538,522
3,806,193	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(k)	1,761,778
3,568,305	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(k)	1,808,620
Principal Amount		Value
UNITED STATES (continued)
$6,042,331	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(k)	$3,129,420
750,000	BSP Mortgage Securities Corp. Ltd., Series 2016-9A, Class E, 0.30%, 06/16/28(j)(k)	645,000
3,800,000	Carrington Mortgage Loan Trust Series, Series 2006-NC2, Class A3, 0.60%, 06/25/36(k)	3,161,246
8,203,000	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 0.60%, 07/25/36(k)	6,919,723
11,826,265	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 0.61%, 10/25/36(k)	6,413,142
3,311,541	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.65%, 02/25/37(k)	3,116,108
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.87%, 02/25/37(k)	3,244,430
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.59%, 12/25/36(k)	4,729,091
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.67%, 12/25/36(k)	6,994,791
4,135,444	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28.	3,971,494
2,921,213	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(k)	2,610,980
4,723,624	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(k)	4,042,280
3,637,033	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(k)	2,896,345
1,530,620	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.61%, 09/25/46(k)	1,344,548
2,260,194	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.29%, 06/25/21	2,374,437
215,941	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(k)	215,636
17,341,264	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 0.83%, 05/25/37(k)	13,475,546
4,168,759	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35.	4,132,402

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$5,299,270	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	$4,913,977
2,927,273	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.78%, 12/15/33(j)(k)	2,473,839
2,833,954	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 0.72%, 02/15/30(j)(k)	2,317,097
2,541,781	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.67%, 05/15/35(j)(k)	2,124,064
3,057,395	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.64%, 11/25/36(k)	1,901,682
5,839,426	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.60%, 03/25/37(k)	3,301,628
349,296	GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, STEP, 3.72%, 01/25/55(j)	349,229
4,388,167	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 0.69%, 02/25/36(k)	4,256,742
3,740,660	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 0.66%, 11/25/36(k)	3,486,709
3,738,635	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(k)	3,654,660
3,426,709	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(k)	3,645,630
9,053,872	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(k)	8,903,374
737,391	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(k)	521,192
7,146,863	GSAMP Trust, Series 2006-FM2, Class A2B, 0.61%, 09/25/36(k)	2,968,638
4,000,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.23%, 08/17/32(j)(k)	3,962,360
1,033,333	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(j)	1,070,145
4,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, 0.76%, 05/25/36(k)	3,195,000
Principal Amount		Value
UNITED STATES (continued)
$8,948,785	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, 0.69%, 06/25/37(j)(k)	$5,562,927
10,686,141	Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.67%, 02/25/36(k)	8,593,714
22,641,284	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A3, 0.64%, 02/25/36(k)	14,089,592
1,424,574	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 0.56%, 11/25/36(k)	612,084
19,650,157	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 0.61%, 11/25/36(k)	8,530,116
3,862,293	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 0.67%, 11/25/36(k)	1,697,166
8,818,578	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.64%, 03/25/46(k)	3,913,652
27,066,959	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, 0.69%, 06/25/36(k)	14,194,890
21,105,748	Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.60%, 07/25/36(k)	13,592,019
5,549,513	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.57%, 08/25/36(k)	2,566,983
7,382,818	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 0.61%, 10/25/36(k)	3,186,973
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 3.74%, 03/25/32(k)	3,749,840
4,994,885	Mastr Second Lien Trust, Series 2006-1, Class A, 0.77%, 03/25/36(k)	1,279,147
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.37%, 04/20/28(j)(k)	999,197
1,806,026	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.73%, 06/25/36(k)	1,155,772
9,589,250	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.59%, 05/25/37(k)	6,538,771
6,106,689	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	3,073,201
3,593,417	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	3,574,934

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,092,308	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(k)	$906,084
1,960,664	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(k)	2,091,218
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(j)	1,979,032
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(j)	3,952,446
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(j)	14,925,648
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(j)	3,032,780
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(b)(j)	9,849,188
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(j)	3,979,720
9,350,710	Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, STEP, 4.38%, 05/27/31(j)	9,416,207
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 5.15%, 10/17/31(j)(k)	2,481,400
6,000,000	Progress Residential Trust, Series 2015-SFR1, Class E, 4.48%, 02/17/32(j)(k)	6,019,905
3,964,785	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 0.95%, 07/25/32(k)	3,345,052
18,480,000	Santander Drive Auto Receivables Trust, Series 2012-AA, 0.00%, 12/16/19(b)(e)(j)	8,094,240
20,980,000	Santander Drive Auto Receivables Trust, Series 2014-S5, 0.00%, 12/16/19(b)(e)(j)	10,385,100
20,980,000	Santander Drive Auto Receivables Trust, Series 2014-S6, 0.00%, 12/16/19(b)(e)(j)	11,245,280
2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.70%, 09/17/31(j)(k)	1,969,180
700,000	U.S. Residential Opportunity II Trust, Series 2016-1II, Class A, 3.47%, 07/27/36(j)	700,000
4,000,000	U.S. Residential Opportunity III Trust, Series 2016-1III, Class A, 3.47%, 07/27/36(j)	4,000,000
Principal Amount		Value
UNITED STATES (continued)
$7,300,000	U.S. Residential Opportunity IV Trust, Series 2016-1IV, Class A, 3.47%, 07/27/36(j)	$7,300,000
9,803,635	Vericrest Opportunity Loan Trust XLVI LLC, Series 2016-NPL6, Class A1, STEP, 3.84%, 06/25/46(j)	9,795,206
4,962,536	Vericrest Opportunity Loan Trust XLVII LLC, Series 2016-NPL7, Class A1, STEP, 3.75%, 06/25/46(j)	4,957,718
4,925,283	Vericrest Opportunity Loan Trust XLVIII LLC, Series 2016-NPL8, Class A1,STEP, 3.50%, 07/25/46(j) .	4,920,012
1,442,700	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(j)	1,460,734
1,500,000	York CLO Ltd., Series 2016-1A, Class E, 6.44%, 07/15/28(j)	1,237,500
		418,464,812
Total Asset-Backed Securities (Cost $687,919,454)		651,036,162
NON-AGENCY MORTGAGE-BACKED SECURITIES — 9.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
2,032,585	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.02%, 07/25/35(k)	1,836,539
3,073,662	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.08%, 03/25/37(k)	2,375,354
6,817,841	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(j)	6,786,873
3,307,403	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.41%, 09/25/46(k)	2,256,301
3,284,037	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,504,464
2,319,292	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	1,984,116

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$33	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	$32
668,452	Banc of America Funding Corp., Series 2005-F, Class 6A1, 2.88%, 09/20/35(k)	639,209
1,376,488	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.13%, 02/20/36(k)	1,098,093
1,296,607	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.30%, 06/20/36(k)	1,063,951
3,567,690	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,047,472
1,554,915	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.88%, 10/25/35(k)	1,380,394
5,646,328	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.89%, 03/27/47(j)(k)	5,562,311
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.67%, 06/26/47(j)(k)	5,588,236
3,581,014	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.87%, 02/25/36(k)	2,998,677
1,187,728	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 2.73%, 08/25/35(k)	1,044,862
1,128,069	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.14%, 05/25/47(k)	1,013,800
3,351,710	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.89%, 04/25/36(k)	2,672,461
7,474,682	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.77%, 11/25/36(k)	6,056,292
3,321,413	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 0.75%, 11/25/36(k)	7,117,010
3,206,890	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(j)(k)	3,039,629
645,492	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.92%, 05/25/35(k)	629,356
599,835	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.20%, 06/25/36(k)	569,802
6,305,037	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(j)	4,952,282
878,738	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35.	771,770
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,088,676	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.75%, 08/25/35(k)	$1,714,366
4,049,435	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.76%, 08/25/35(k)	2,959,269
5,775,785	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 1.15%, 09/25/35(k)	4,945,038
2,713,877	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.74%, 12/25/35(k)	2,132,121
200,267	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.45%, 12/25/35(k)	174,124
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.90%, 04/25/35(k)	5,594,451
3,112,954	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.90%, 05/25/35(k)	2,530,451
1,671,272	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,425,636
5,399,683	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.80%, 05/25/36(k)	2,835,113
3,166,039	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,313,689
6,352,133	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	4,702,518
2,981,305	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,809,753
2,319,479	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.80%, 06/25/36(k)	1,424,574
2,319,479	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.66%, 06/25/36(k)	714,976
2,391,058	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,032,484
2,434,877	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.85%, 03/25/36(k)	1,274,792
6,839,373	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	5,109,796
2,610,450	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,189,379

88

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,890,289	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	$1,550,725
2,371,841	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,894,294
5,423,402	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	4,331,454
376,221	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	322,283
1,067,375	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.85%, 05/25/36(k)	758,501
6,068,375	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	4,345,661
4,679,792	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.19%, 11/20/36(k)	2,782,120
9,986,581	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 2.18%, 11/25/46(k)	7,976,159
5,909,391	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.63%, 11/25/46(k)	4,741,341
6,959,415	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.30%, 11/25/46(k)	5,712,331
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.73%, 10/25/46(k)	2,092,242
4,876,751	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.57%, 12/25/46(k)	4,209,159
7,046,221	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.68%, 03/20/47(k)	4,914,250
2,970,371	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.61%, 02/25/47(k)	2,483,646
1,768,686	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.66%, 05/25/36(k)	1,434,675
8,812,981	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.66%, 07/25/46(k)	6,503,530
15,117,274	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.64%, 07/25/46(k)	12,413,890
9,579,724	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 0.68%, 03/25/36(k)	8,119,103
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,270,281	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.67%, 11/25/36(k)	$5,930,202
6,734,958	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 0.63%, 04/25/46(k)	5,063,959
3,512,302	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37.	2,662,686
3,537,745	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	2,739,054
1,830,202	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,457,211
6,655,259	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	4,868,249
6,471,000	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	5,150,332
1,762,785	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,295,550
5,233,949	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.91%, 03/25/47(k)	4,886,568
2,843,552	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.19%, 11/25/36.	2,265,202
18,424,829	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.29%, 03/25/47(k)	14,349,809
4,806,475	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.58%, 03/25/47(k)	3,434,390
2,826,480	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,311,734
4,071,996	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.61%, 01/25/36(k)	3,527,592
1,023,092	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	964,957
2,929,263	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.70%, 03/20/36(k)	2,588,623
16,362,689	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.41%, 04/25/46(k)	9,096,829

89

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,158,835	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.65%, 04/25/46(k)	$4,533,142
1,794,685	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.87%, 07/25/36(j)(k)	1,617,142
4,052,054	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	3,434,091
358,812	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	329,404
3,947,863	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,641,913
743,877	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.90%, 01/27/36(j)(k)	732,117
2,364,591	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.85%, 08/27/46(j)(k)	2,315,493
3,597,759	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(k)	1,813,180
4,774,986	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 12.36%, 04/27/37(j)(k)	3,684,010
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 0.60%, 10/27/36(j)(k)	2,692,074
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.63%, 03/27/36(j)(k)	5,250,293
6,664,424	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.63%, 03/27/36(j)(k)	6,082,620
4,000,000	Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(j)	3,992,371
2,095,408	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.63%, 08/25/37(k)	1,846,137
3,278,471	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.22%, 04/25/47(k)	2,785,204
3,449,348	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.58%, 08/25/47(k)	2,725,108
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.45%, 07/25/24(k)	1,959,930
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.45%, 09/25/28(k)	$3,516,125
1,182,739	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.30%, 11/19/35(k)	1,087,721
6,563,739	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.80%, 01/25/35(j)(k)	5,430,075
2,387,808	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.80%, 01/25/36(j)(k)	1,949,796
1,097,390	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.97%, 01/25/35(k)	1,102,996
1,694,345	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.09%, 05/25/35(k)	1,621,077
416,665	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	387,666
884,494	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	860,992
1,474,473	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.11%, 01/25/36(k)	1,327,841
1,736,090	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,570,723
2,024,552	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.64%, 04/25/37(k)	1,586,736
59,975,421	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 8.23%, 07/25/47(e)	4,656,696
6,438,197	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.22%, 01/25/37(k)	5,301,022
11,710,987	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.70%, 11/25/36(k)	9,871,431
51,050	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.51%, 03/25/37(k)	111,587
4,712,153	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.60%, 03/25/37(k)	4,450,252
5,125,079	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.41%, 10/25/37(k)	4,022,116
497,531	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	482,092

90

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,264,704	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 11/26/36(j)(k)	$4,211,140
5,520,874	Lehman XS Trust, Series 2007-20N, Class A1, 1.60%, 12/25/37(k)	4,162,783
3,835,536	LSTAR Securities Investment Trust, Series 2014-1, 3.57%, 09/01/21(j)(k)	3,799,578
4,004,136	LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.46%, 01/01/20(j)(k)	3,958,229
19,089,300	LSTAR Securities Investment Trust, Series 2016-2, Class A, 2.46%, 03/01/21(j)(k)	18,675,062
3,495,301	Mastr Resecuritization Trust, Series 2008-3, Class A1, 0.88%, 08/25/37(j)(k)	2,492,429
3,490,913	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.99%, 05/25/36(k)	2,807,069
1,187,650	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36.	993,274
11,449,348	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.78%, 05/26/37(j)(k)	8,534,643
6,733,011	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, 0.61%, 07/26/45(j)(k)	6,083,737
6,344,171	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(j)	6,077,961
2,780,461	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(j)	2,671,974
1,619,606	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,384,361
278,048	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36.	259,780
6,703,891	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.00%, 08/25/36(k)	5,746,484
3,439,135	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.88%, 05/25/35(k)	2,842,030
3,721,685	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.63%, 09/25/47(k)	3,068,967
5,177,911	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.67%, 05/25/46(k)	2,788,360
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,721,305	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.80%, 06/25/35(j)(k)	$4,574,737
674,736	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.86%, 02/25/37(k)	589,637
2,787,618	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.03%, 04/25/37(k)	2,357,810
1,079,626	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.16%, 04/25/37(k)	849,359
3,712,373	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(k)	3,394,787
183,844	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.57%, 12/25/35(k)	171,526
3,470,674	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.19%, 10/25/46(k)	3,123,968
8,179,206	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.94%, 01/25/47(k)	7,311,615
5,685,761	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.45%, 02/25/46(k)	5,168,090
2,216,731	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.54%, 07/25/37(k)	1,793,063
4,893,866	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 1.22%, 05/25/47(k)	4,079,562
2,076,823	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,804,621
5,409,220	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,472,794
2,440,444	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.41%, 08/25/46(k)	1,640,185
362,393	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.97%, 07/25/36(k)	356,141

91

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$959,964	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.87%, 04/25/36(k)	$935,693
		482,002,749
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
10,080,609	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 0.90%, 09/25/37(j)(k)	8,461,966
7,000,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.93%, 12/15/27(j)(k)	6,938,054
1,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(j)(k)	1,055,582
3,000,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/48(j)	2,295,948
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.28%, 01/10/46(j)(k)	906,737
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.63%, 08/13/27(j)(k)	1,990,040
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.89%, 08/13/27(j)(k)	4,478,101
2,000,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.80%, 08/10/48(k)	1,529,877
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(j)(k)	14,232,134
10,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34(j)(k)	9,217,336
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.38%, 07/15/31(j)(k)	2,893,398
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.43%, 07/15/31(j)(k)	991,302
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.78%, 04/25/46(j)(k)	3,725,760
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.15%, 09/15/57(j)	1,343,667
		60,059,902
Total Non-Agency Mortgage-Backed Securities (Cost $530,251,430)		542,062,651
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 41.8%
Federal Home Loan Bank — 41.8%
$10,940,000	0.15%, 08/01/16(o)	$10,939,858
165,000,000	0.31%, 08/03/16(o)	164,998,350
100,000,000	0.31%, 08/03/16(o)	99,999,000
25,700,000	0.30%, 08/03/16(o)	25,699,743
63,000,000	0.31%, 08/04/16(o)	62,998,740
300,000	0.30%, 08/04/16(o)	299,994
100,000,000	0.31%, 08/05/16(o)	99,997,300
67,000,000	0.31%, 08/05/16(o)	66,998,191
8,775,000	0.29%, 08/05/16(o)	8,774,763
2,200,000	0.30%, 08/05/16(o)	2,199,941
86,000,000	0.31%, 08/08/16(o)	85,996,904
76,500,000	0.27%, 08/08/16(o)	76,497,246
53,000,000	0.29%, 08/08/16(o)	52,998,092
23,000,000	0.32%, 08/08/16(o)	22,999,172
79,000,000	0.29%, 08/09/16(o)	78,996,682
70,700,000	0.32%, 08/10/16(o)	70,696,677
14,600,000	0.31%, 08/10/16(o)	14,599,314
9,000,000	0.26%, 08/10/16(o)	8,999,577
100,000,000	0.32%, 08/11/16(o)	99,994,800
48,000,000	0.28%, 08/11/16(o)	47,997,504
125,000,000	0.32%, 08/12/16(o)	124,990,875
63,000,000	0.31%, 08/12/16(o)	62,995,401
33,700,000	0.31%, 08/12/16(o)	33,697,540
22,000,000	0.28%, 08/12/16(o)	21,998,394
87,000,000	0.31%, 08/15/16(o)	86,993,649
83,000,000	0.32%, 08/15/16(o)	82,993,941
20,000,000	0.29%, 08/15/16(o)	19,998,540
119,000,000	0.28%, 08/17/16(o)	118,987,267
100,000,000	0.30%, 08/17/16(o)	99,989,300
7,800,000	0.28%, 08/18/16(o)	7,799,314
90,000,000	0.29%, 08/19/16(o)	89,989,200
25,000,000	0.30%, 08/19/16(o)	24,997,000
12,000,000	0.33%, 08/19/16(o)	11,998,560
6,000,000	0.28%, 08/19/16(o)	5,999,280
77,000,000	0.30%, 08/22/16(o)	76,989,220
44,000,000	0.28%, 08/22/16(o)	43,993,840
97,000,000	0.30%, 08/23/16(o)	96,985,741
32,000,000	0.30%, 08/24/16(o)	31,995,104
33,500,000	0.30%, 08/25/16(o)	33,494,640
48,425,000	0.32%, 09/07/16(o)	48,412,506
9,000,000	0.32%, 09/08/16(o)	8,997,147
10,000,000	0.32%, 09/09/16(o)	9,997,280
40,500,000	0.33%, 09/13/16(o)	40,487,850
70,000,000	0.34%, 09/14/16(o)	69,978,510
23,200,000	0.33%, 09/14/16(o)	23,192,878
1,000,000	0.32%, 09/14/16(o)	999,693
100,000,000	0.33%, 09/16/16(o)	99,967,899

92

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$9,500,000	0.34%, 09/19/16(o)	$9,496,751
		2,491,099,168
Total U.S. Government Agencies (Cost $2,491,018,807)		2,491,099,168
U.S. GOVERNMENT SECURITIES — 1.1%
U.S. Treasury Bills — 1.1%
5,000,000	0.13%, 08/04/16(o)	4,999,955
1,000,000	0.15%, 08/04/16(o)	999,991
57,200,000	0.27%, 08/18/16(o)	57,195,138
Total U.S. Government Securities (Cost $63,192,600)		63,195,084

Shares
CASH SWEEP — 2.7%
UNITED STATES — 2.7%
162,338,333	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	162,338,333
Total Cash Sweep (Cost $162,338,333)		162,338,333
TOTAL INVESTMENTS — 99.0% (Cost $5,887,498,646)(a)		5,898,968,657
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		59,943,101
NET ASSETS — 100.0%		$5,958,911,758

Shares
SECURITIES SOLD SHORT — (0.4)%
(36,400)	Continental Resources, Inc.	$(1,603,420)
(250,000)	Denbury Resources, Inc.	(725,000)
(85,000)	Freeport-McMoRan Copper & Gold, Inc.	(1,101,600)
(56,500)	Murphy Oil Corp.	(1,549,795)
(150,000)	Oasis Petroleum, Inc.	(1,140,000)
(30,000)	SM Energy Co.	(813,900)
(80,000)	Southwestern Energy Co.	(1,166,400)
(260,000)	Utilities Select Sector SPDR Fund	(13,551,200)
Total Securities Sold Short (Proceeds received $(18,651,951))		$(21,651,315)
Contracts		Value
CALL OPTIONS WRITTEN — 0.0%
(3,000)	Bed Bath & Beyond, Inc., Strike $55.00, Expires 11/18/16	$(66,000)
(75)	London Metal Exchange Nickel Futures, Strike $60, Expires 12/16/16	(228,690)
Total Call Options Written (Premiums received $(333,325))		(294,690)
PUT OPTIONS WRITTEN — 0.0%
(750)	S&P 500 Index, Strike $1,750.00, Expires 08/19/16	(18,750)
(11,000)	Energy Select Sector SPDR (ETF), Strike $60.00, Expires 12/16/16	(1,694,000)
Total Put Options Written (Premiums received $(2,754,536))		(1,712,750)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 1.8%
41,470	Apple, Inc., One purchased call strike 120.57, One written call strike 156.74, One written put strike 120.57 with a barrier level strike of 102.48, Expires 01/20/17, Broker Bank of America N.A.	(499,050)
174,624	ConocoPhillips, One purchased call strike 58.4113, One written call strike 64.7106, One written put strike 57.266 with a barrier level strike of 37.2229, Expires 08/18/16, Broker JPMorgan Chase Bank N.A.	(2,868,840)
11,809	DAXK Index, One purchased call strike 4,488.00, One written call strike 4,667.52, One written put strike 3,814.80 (4,456 contracts), Expires 03/16/17, Broker UBS AG(q)	1,376,375
6,398	DAXK Index, One purchased call strike 5,079.97, One written call strike 5,333.9685, One purchased put strike 4,978.3706 (1,969 contracts), One purchased put strike 4,978.3706 with a barrier level strike of 4,622.7727 (1,969 contracts), One written put strike 5,079.97 with a barrier level strike of 4,622.7727 (3,937 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	485,013

93

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
3,904	DAXK Index, One purchased call strike 5,122.64, One written put strike 5,122.64 with a barrier level strike of 4,564.27, Expires 11/17/16, Broker JPMorgan Chase Bank N.A.	$6,660
1,864	DAXK Index, One purchased call strike 5,417.135, One purchased put strike 5,256.23, One written put strike 5,363.50 with a barrier level strike of 4,398.07 (3,729 contracts), Expires 09/15/16, Broker JPMorgan Chase Bank N.A.(q)	(782,420)
4,762	DAXK Index, One purchased call strike 5,670.00, One written call strike 5,953.50, One purchased put strike 5,556.60 (1,764 contracts), One purchased put strike 5,556.60 with a barrier level strike of 5,159.70 (1,764 contracts), One written put strike 5,670.00 with a barrier level strike of 5,159.70 (3,527 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	(776,461)
7,106	DAXK Index, One purchased call strike 5,889.604, One written call strike 6,184.0842, One purchased put strike 5,771.812 (2,547 contracts), One purchased put strike 5,771.812 with a barrier level strike of 5,359.54 (2,547 contracts), One written put strike 5,889.604 with a barrier level strike of 5,359.54 (5,094 contracts), Expires 07/29/16, Broker Citibank N.A.(q)	(2,485,395)
1,186,441	Energy Select Sector SPDR Fund, One purchased call strike 59.00, One written call strike 61.36, One written put strike 53.10 (338,983 contracts), Expires 12/30/16, Broker Credit Suisse International(q)	1,966,463
1,064,506	Energy Select Sector SPDR Fund, One purchased call strike 62.94, One written call strike 65.4576, One written put strike 56.646 ( 317,763 contracts), Expires 01/20/17, Broker Goldman Sachs International(q)	1,324,482
Contracts/ Notional Amount ($)		Value
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	$1,820,790
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	2,037,734
$7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(r)	959,186
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	1,770,747
20,727	Euro STOXX 50 Index, One purchased call strike 2,894.72, One written call strike 3,010.51, One written put strike 2,405.51 (10,364 contracts), One purchased put strike 2,894.72 with a barrier level strike of 2,605.25 (10,364 contracts), Expires 02/16/17, Broker Credit Suisse International(q)	1,185,233
20,638	Euro STOXX 50 Index, One purchased call strike 2,907.21, One written call strike 3,023.50, One written put strike 2,442.06 (10,319 contracts), One purchased put strike 2,907.21 with a barrier level strike of 2,616.49 (10,319 contracts), Expires 02/16/17, Broker Credit Suisse International(q)	1,145,244
10,194	Euro STOXX 50 Index, One purchased call strike 2,943.00, One written call strike 3,060.72, One purchased put strike 2,943.00 with a barrier level strike of 2,678.13 (5,097 contracts), One written put strike 2,462.9967 (5,097 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	508,050

94

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
10,073	Euro STOXX 50 Index, One purchased call strike 2,978.40, One written call strike 3,097.54, One written put strike 2,431.86 (5,036 contracts), Expires 01/19/17, Broker Citibank N.A.(q)	$393,510
11,500	Euro STOXX 50 Index, One purchased call strike 3,004.34, One written call strike 3,154.557, One purchased put strike 2,944.2532 (3,329 contracts), One purchased put strike 2,944.2532 with a barrier level strike of 2,613.776 (3,329 contracts), One written put strike 3,004.34 with a barrier level strike of 2,613.776 (6,657 contracts), Expires 12/15/16, Broker JPMorgan Chase Bank N.A.(q)	640,925
13,263	Euro STOXX 50 Index, One purchased call strike 3,016.00, One written call strike 3,136.64, One written put strike 2,563.30 (6,631 contracts), One purchased put strike 3,016.00 with a barrier level strike of 2,714.40 (6,631 contracts), Expires 01/19/17, Broker UBS AG(q)	622,466
3,295	Euro STOXX 50 Index, One purchased call strike 3,065.1884, One written put strike 3,034.84 with a barrier level strike of 2,053.9797, Expires 06/15/17, Broker BNP Paribas SA	(61,292)
3,251	Euro STOXX 50 Index, One purchased call strike 3,075.57, One written put strike 3,075.57 with a barrier level strike of 2,251.9324, Expires 05/18/17, Broker BNP Paribas SA	(178,533)
14,621	Euro STOXX 50 Index, One purchased call strike 3,077.68, One written call strike 3,200.7872, One purchased put strike 3,016.1264 (4,874 contracts), One written put strike 3,077.68 with a barrier level strike of 2,152.5294 (9,748 contracts), Expires 12/16/16, Broker BNP Paribas SA(q)	774,295
Contracts/ Notional Amount ($)		Value
4,869	Euro STOXX 50 Index, One purchased call strike 3,080.5032, One written call strike 2,306.9278 on S&P 500 Index (7,152 contracts), One written put strike 2,097.2071 on S&P 500 Index with a barrier level strike of 1,721.8071 (7,152 contracts), Expires 06/15/17, Broker Goldman Sachs International(q)	$(192,901)
9,735	Euro STOXX 50 Index, One purchased call strike 3,081.75, One written call strike 3,205.02, One purchased put strike 3,050.9325 (3,245 contracts), One written put strike 3,081.75 with a barrier level strike of 2,223.1745 (6,490 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	466,415
6,609	Euro STOXX 50 Index, One purchased call strike 3,086.6526, One written put strike 2,784.0396, Expires 10/20/16, Broker JPMorgan Chase Bank N.A.	72,740
27,951	Euro STOXX 50 Index, One purchased call strike 3,087.54, One written call strike 3,241.92, One written put strike 3,087.54 with a barrier level strike of 2,778.79 (6,478 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	498,797
14,376	Euro STOXX 50 Index, One purchased call strike 3,130.25, One written call strike 3,255.46, One purchased put strike 3,067.645 (4,792 contracts), One written put strike 3,130.25 with a barrier level strike of 2,213.3998 (9,584 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	603,643
4,750	Euro STOXX 50 Index, One purchased call strike 3,158.20, One written put strike 3,158.20 with a barrier level strike of 2,662.36, Expires 10/20/16, Broker Credit Suisse International	(235,144)

95

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
24,624	Euro STOXX 50 Index, One purchased call strike 3,163.15, One written call strike 3,289.676, One purchased put strike 3,099.887 (4,742 contracts), One written put strike 3,163.15 with a barrier level strike of 2,246.47 (9,484 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	$8,037,433
14,226	Euro STOXX 50 Index, One purchased call strike 3,163.15, One written call strike 3,289.676, One purchased put strike 3,099.887 (4,742 contracts), One written put strike 3,163.15 with a barrier level strike of 2,246.47 (9,484 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	449,997
18,695	Euro STOXX 50 Index, One purchased call strike 3,209.44, One written call strike 3,337.8176, One purchased put strike 3,145.2512 (6,232 contracts), One written put strike 3,209.44 with a barrier level strike of 2,281.9118 (12,463 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	336,329
9,439	Euro STOXX 50 Index, One purchased call strike 3,231.34, One written call strike 3,392.907, One purchased put strike 3,134.3998 (3,095 contracts), One written put strike 3,231.34 with a barrier level strike of 2,423.505 (6,189 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	341,491
3,822	Euro STOXX 50 Index, One purchased call strike 3,270.22, One written put strike 3,270.22 with a barrier level strike of 2,812.39, Expires 09/20/16, Broker JPMorgan Chase Bank N.A.	(415,462)
2,981	Euro STOXX 50 Index, One purchased call strike 3,354.40, One purchased put strike 3,220.224, One written put strike 3,354.40 with a barrier level strike of 2,636.56 (5,962 contracts), Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	366,170
Contracts/ Notional Amount ($)		Value
24,018	Euro STOXX 50 Index, One purchased call strike 3,394.61, One written call strike 3,529.05, One written put strike 3,361.00 with a barrier level strike of 2,688.80 (5,951 contracts) Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	$(1,010,436)
5,823	Euro STOXX 50 Index, One purchased call strike 3,434.45, One written call strike 2,284.733 on S&P 500 Index (9,629 contracts), One written put strike 2,077.03 on S&P 500 Index with a barrier level strike of 1,729.13 (9,629 contracts) Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(q)	(278,260)
20,000	Euro STOXX 50 Index, One purchased put strike 2,425.00, Expires 08/19/16, Broker JPMorgan Chase Bank N.A.	3,558
18,000	Euro STOXX 50 Volatility Index, One purchased put strike 25.00, Expires 08/17/16, Broker Goldman Sachs International	3,782,794
127,111	Euro STOXX Banks Index, One purchased call strike 118.01, One written put strike 118.01 with a barrier level strike of 96.18, Expires 10/20/16, Broker Bank of America N.A.	(1,382,624)
330,472	Euro STOXX Banks Index, One purchased call strike 131.63, One written call strike 138.2115, One purchased put strike 128.9974 (75,971 contracts), One purchased put strike 128.9974 with a barrier level strike of 114.518 (75,971 contracts), One written put strike 131.63 with a barrier level strike of 114.518 (151,941 contracts), Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(q)	(3,161,983)
110,862	Euro STOXX Banks Index, One purchased call strike 135.3032, One written put strike 135.3032 with a barrier level strike of 112.1528, Expires 10/20/16, Broker BNP Paribas SA	(4,862,045)

96

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
2,312	FTSE 100 Index, One purchased call strike 6,487.90, One purchased put strike 6,358.1420, One written put strike 6,487.90 with a barrier level strike of 5,053.425(4,624 contracts), Expires 06/15/17, Broker BNP Paribas SA(q)	$457,629
1,681	FTSE 100 Index, One purchased call strike 5,950.01, One purchased put strike 5,831.01, One written put strike 5,950.01 with a barrier level strike of 5,051.56 (3,361 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	1,248,552
3,267	FTSE 100 Index, One purchased call strike 6,122.48, One written put strike 6,122.48 with a barrier level strike of 4,916.35, Expires 11/17/16, Broker Credit Suisse International	1,875,863
3,204	FTSE 100 Index, One purchased call strike 6,242.32, One written put strike 6,242.32 with a barrier level strike of 5,137.43, Expires 10/20/16, Broker Credit Suisse International	1,512,040
1,543	FTSE 100 Index, One purchased call strike 6,547.83, One purchased put strike 6,353.34, One written put strike 6,483.00 with a barrier level strike of 4,860.95 (3,084.99 contracts), Expires 07/13/17, Broker UBS AG(q)	319,807
2,249	FTSE 100 Index, One purchased call strike 6,803.808, One written put strike 6,003.36, Expires 12/30/16, Citibank N.A.	165,195
1,758	FTSE 100 Index, One purchased call strike 8,531.00, One purchased put strike 8,360.38, One written put strike 8,531.00 with a barrier level strike of 7,268.41 (3,517 contracts), Expires 02/28/17, Broker UBS AG(q)	714,320
Contracts/ Notional Amount ($)		Value
1,976	FTSE 100 Index, One purchased call strike 9,159.13, One written call strike 55.2994 on Utilities SPDR ETF (397,834 contracts), One written put strike 2,117.55 on S&P 500 Index with a barrier level strike of 1,736.39 (9,445 contracts), Expires 06/15/17, Broker Credit Suisse International(q)	$(525,726)
3,436	FTSE MIB Index, One purchased call strike 17,461.47, One written call strike 18,159.93, One written put strike 14,842.25 (1,145 contracts), Expires 02/16/17, Broker Credit Suisse International(q)	(858,762)
700	Hang Seng Index, One purchased call strike 22,400.00, One written call strike 23,600.00, Expires 09/29/16, Broker BNP Paribas SA	1,132,565
398,359	HP, Inc., One purchased call strike 12.175, One written put strike 12.5515 with a barrier level strike of 10.9424, Expires 04/17/17, Broker JPMorgan Chase Bank N.A.	641,040
988	IBEX 35 Index, One purchased call strike 10,118.92, One written put strike 10,118.92 with a barrier level strike 8,778.1631, Expires 09/15/16, Broker Goldman Sachs International	(1,129,963)
3,195	IBEX 35 Index, One purchased call strike 10,202.31, One written call strike 10,610.40, One written put strike 9,284.10 (980 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	(873,030)
3,697	IBEX 35 Index, One purchased call strike 9,467.6932, One written call strike 9,846.4009, One purchased put strike 9,278.3393 (1,056 contracts), One written put strike 9,467.6932 with a barrier level strike 7,067.633 (2,112 contracts), Expires 01/19/17, Broker JPMorgan Chase Bank N.A.(q)	(153,148)

97

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
5,571	IBEX 35 Index, One purchased call strike 9,747.40, One written call strike 10,039.82, One purchased put strike 9,454.98 (1,026 contracts), One written put strike 9,747.40 with a barrier level strike of 7,310.55 (2,052 contracts), Expires 10/20/16, Broker Credit Suisse International(q)	$77,137
4,079	IBEX 35 Index, One purchased call strike 9,863.96, One written call strike 10,258.5184, One purchased put strike 9,568.0412 (1,014 contracts), One written put strike 9,863.96 with a barrier level strike of 7,397.97 (2,028 contracts), Expires 10/31/16, Broker JPMorgan Chase Bank N.A.(q)	11,739
10,558	IBEX 35 Index, One purchased call strike 9,944.62, One written call strike 10,342.4048, One purchased put strike 9,745.7276 (2,011 contracts), One purchased put strike 9,745.7276 with a barrier level strike 9,149.05 (2,011 contracts), One written put strike 9,944.62 with a barrier level level strike 9,149.05 (4,022 contracts), Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(q)	(2,254,024)
1,375,087	iShares China Large-Cap ETF , One purchased call strike 32.7252, One written call strike 34.0342, One written put strike 29.4527 (458,362 contracts), Expires 02/28/17, Broker Goldman Sachs International(q)	775,137
2,468,966	iShares China Large-Cap ETF , One purchased call strike 36.25, One written call strike 37.3375, One written put strike 36.25 with a barrier level strike of 31.90 (275,862 contracts), Expires 10/20/16, Broker BNP Paribas SA(q)	699,891
Contracts/ Notional Amount ($)		Value
2,308,841	iShares China Large-Cap ETF , One purchased call strike 37.508, One written call strike 38.6332, One written put strike 37.508 with a barrier level strike of 33.007 (266,610 contracts), Expires 11/18/16, Broker Goldman Sachs International(q)	$168,401
300,707	iShares China Large-Cap ETF, One purchased call strike 33.255, One purchased put strike 32.5899, One written put strike 33.255 with a barrier level strike of 25.4434 (601,413 contracts), Expires 02/17/17, Broker BNP Paribas SA(q)	780,011
1,673,390	iShares China Large-Cap ETF, One purchased call strike 33.465, One written call strike 34.8036, One written put strike 30.45315 (597,639 contracts), Expires 11/18/16, Broker BNP Paribas SA(q)	1,227,814
1,315	iShares China Large-Cap ETF, One purchased call strike 33.65, One written call strike 35.00, One written put strike 29.95 (445,751 contracts), Expires 01/20/17, Broker Bank of America N.A.(q)	708,062
1,273,565	iShares China Large-Cap ETF, One purchased call strike 33.7635, One written call strike 35.114, One written put strike 30.7248 (444,267 contracts), Expires 12/16/16, Broker Goldman Sachs International(q)	786,850
2,052,499	iShares China Large-Cap ETF, One purchased call strike 35.81, One written call strike 37.24, One written put strike 35.81 with a barrier level strike of 32.23 (279,252 contracts), Expires 09/16/16, Broker Barclays Bank Plc(q)	853,951

98

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
303,575	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 79.0579, with a barrier level strike of 90.5872, One purchased put strike 82.352 with a barrier level strike of 61.764, one written put strike 82.352 with a barrier level strike of 73.8697, Expires 04/13/17, Broker Goldman Sachs International	$704,294
241,721	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 80.2578 with a barrier level strike of 89.3592, One purchased put strike 82.74 with a barrier level strike of 62.055, One written put strike 82.74 with a barrier level strike of 73.0181, Expires 05/19/17, Broker JPMorgan Chase Bank N.A.	205,360
239,120	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 81.9672 with a barrier level strike of 91.1676, One purchased put strike 83.64 with a barrier level strike of 62.73, One written put strike 83.64 with a barrier level strike of 74.9414, Expires 06/16/17, Broker JPMorgan Chase Bank N.A.	117,900
291,804	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 83.10 with a barrier level strike of 94.24, One purchased put strike 85.67 with a barrier level strike of 64.26, One written put strike 85.67 with a barrier level strike of 77.11, Expires 12/16/16, Broker Bank of America N.A.	1,060,036
244,763	iShares MSCI EAFE Index Fund, One purchased call strike 61.8966, One purchased call strike 61.8966 with a barrier level strike of 70.4764, One purchased put strike 60.671 with a barrier level strike of 52.0912, One written put strike 61.2838 with a barrier level strike of 51.4784, Expires 12/16/16, Broker Goldman Sachs International	(175,103)
Contracts/ Notional Amount ($)		Value
243,273	iShares MSCI EAFE Index Fund, One purchased call strike 62.2756, One written call strike 62.2756 with a barrier level strike of 70.291, One purchased put strike 61.0424 with a barrier level strike of 49.327, One written put strike 61.659 with a barrier level strike of 53.952, Expires 01/20/17, Broker JPMorgan Chase Bank N.A.	$(111,120)
295,805	iShares MSCI Emerging Markets ETF, One purchased call strike 33.806, One written put strike 33.806 with a barrier level strike of 27.2375, Expires 02/17/17, Broker BNP Paribas SA	727,644
584,812	iShares MSCI Emerging Markets ETF, One purchased call strike 34.199, One written put strike 34.199 with a barrier level strike of 26.9728, Expires 01/20/17, Broker BNP Paribas SA	1,304,039
1,939,640	iShares MSCI Emerging Markets ETF, One purchased call strike 34.5425, One written call strike 35.5788, One written put strike 34.5425 with a barrier level strike of 30.3974 (289,498 contracts), Expires 11/18/16, Broker BNP Paribas SA(q)	1,166,429
1,719,346	iShares MSCI Emerging Markets ETF, One purchased call strike 34.897, One written call strike 36.2929, One purchased put strike 34.1991 (429,836 contracts), One written put strike 34.897 with a barrier level strike of 28.807 (859,673 contracts), Expires 01/20/17, Broker JPMorgan Chase Bank N.A.(q)	1,133,280
1,883,875	iShares MSCI Emerging Markets ETF, One purchased call strike 35.565, One written call strike 36.632, One written put strike 35.565 with a barrier level strike of 31.6529 (281,175 contracts), Expires 12/16/16, Broker Goldman Sachs International(q)	832,647

99

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
176,484	MSCI Singapore Free Index, One purchased call strike 321.49, One written call strike 334.3496, One written put strike 302.2006 (84,040 contracts) Expires 08/31/16, Broker JPMorgan Chase Bank N.A.	$67,284
283,760	MSCI Singapore Free Index, One purchased call strike 324.56, One purchased call strike 337.5424, One written put strike 305.0864, Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	130,343
48,086	MSCI Singapore Free Index, One purchased call strike 311.9392, One written call strike 327.5361, One written put strike 311.9392 with a barrier level strike of 286.984, Expires 10/31/16, Broker BNP Paribas SA	989,924
69,042	MSCI Singapore Free Index, One purchased call strike 333.13256, One written call strike 353.120514, One written put strike 333.13256 with a barrier level strike of 306.481955 (30,018 contracts), Expires 10/31/16, Broker BNP Paribas SA(q)	(340,127)
120,352	MSCI Singapore Free Index, One purchased call strike 340.2515, One written call strike 357.2641, One written put strike 340.2515 with a barrier level strike of 313.0314 (44,085 contracts), Expires 11/30/16, Broker BNP Paribas SA(q)	(551,228)
36,309	MSCI Singapore Free Index, One purchased call strike 344.263, One written call strike 364.92, One written put strike 344.263 with a barrier level strike of 323.61, Expires 09/15/16, Broker BNP Paribas SA	(740,567)
27,094	MSCI Singapore Free Index, One purchased call strike 369.0812, One written call strike 391.2261, One written put strike 369.0812 with a barrier level strike of 346.9363, Expires 09/30/16, Broker BNP Paribas SA	(1,354,723)
Contracts/ Notional Amount ($)		Value
3,695	Nikkei 225 Index, One purchased call strike 16,237.99, One written Call strike 16,887.5096,One written put strike 14,029.6234 (1,848 contracts), One purchased put strike 16,237.99 with a barrier level strike of 14,614.191 (1,848 contracts), Expires 12/15/16, Broker Goldman Sachs International(q)	$1,120,569
14,844	OMX Stockholm 30 Index, One purchased call strike 1,360.8033, One purchased put strike 1,320.3834, One written put strike 1,347.3300 with a barrier level strike of 1,022.8929 (29,688 contracts), Expires 05/18/17, Broker JPMorgan Chase Bank N.A.(q)	489,480
14,761	OMX Stockholm 30 Index, One purchased call strike 1,368.4692, One purchased put strike 1,327.8216, One written put strike 1,354.9200 with a barrier level strike of 1,038.5462 (29,522 contracts) Expires 06/15/17, Broker JPMorgan Chase Bank N.A.(q)	307,340
816,327	PowerShares DB US Dollar Bullish ETF, One purchased put strike 24.50, One written put strike 81.81 on iShares iBoxx $ High Yield Corporate Bond ETF with a barrier level strike of 70.85 (244,469 contracts), Expires 12/30/16, Broker UBS AG(q)	193,216
20,814	Russell 2000 Index, One purchased call strike 1,057.00, One written call strike 1,109.85, One purchased put strike 1,035.86 (9,461 contracts), One written put strike 1,057.00 with a barrier level strike of 724.05 (18,921 contracts), Expires 01/19/17, Broker UBS AG(q)	893,672

100

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
36,000	Russell 2000 Index, One purchased call strike 1,111.1032, One written call strike 1,155.5473, One purchased put strike 1,111.1032 with a barrier level strike of 888.8826 (13,500 contracts), One written put strike 1,111.1032 with a barrier level strike of 795.5499 (13,500 contracts), Expires 12/30/16, Broker Goldman Sachs International(q)	$1,155,840
17,512	Russell 2000 Index, One purchased call strike 1,142.07, One written call strike 1,210.5942, One purchased put strike 1,119.2286 (8,756 contracts), One written put strike 1,142.07 with a barrier level strike of 788.83, Expires 02/16/17, Broker BNP Paribas SA(q)	760,444
17,400	Russell 2000 Index, One purchased call strike 1,149.4305, One written call strike 1,218.3964, One purchased put strike 1,126.4419 (8,700 contracts), One written put strike 1,149.4305 with a barrier level strike of 837.705, Expires 11/17/16, Broker Goldman Sachs International(q)	835,409
26,034	Russell 2000 Index, One purchased call strike 1,152.354, One written call strike 1,198.448, One purchased put strike 1,152.354 with a barrier level strike of 921.883 (8,678 contracts), One written put strike 1,152.354 with a barrier level strike of 830.847 (8,678 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	768,994
25,828	Russell 2000 Index, One purchased call strike 1,161.5407, One written call strike 1,231.2331, One purchased put strike 1,138.3099 (12,914 contracts), One written put strike 1,161.5407 with a barrier level strike of 831.0823, Expires 01/19/17, Broker Goldman Sachs International(q)	1,062,213
Contracts/ Notional Amount ($)		Value
17,191	Russell 2000 Index, One purchased call strike 1,163.41, One written call strike 1,233.2146, One purchased put strike 1,140.1418 (8,595 contracts), One written put strike 1,163.41 with a barrier level strike of 944.69, Expires 01/19/17, Broker BNP Paribas SA(q)	$644,935
25,982	Russell 2000 Index, One purchased call strike 1,166.18, One written call strike 1,223.91, One purchased put strike 1,131.54 (12,991 contracts), One written put strike 1,154.63 with a barrier level strike of 789.77, Expires 12/15/16, Broker Credit Suisse International(q)	1,062,422
16,916	Russell 2000 Index, One purchased call strike 1,182.32, One written call strike 1,253.2592, One purchased put strike 1,135.0272 (8,458 contracts), One written put strike 1,182.32 with a barrier level strike of 869.0052, Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	705,460
16,583	Russell 2000 Index, One purchased call strike 1,206.02, One written call strike 1,278.3812, One purchased put strike 1,157.7792 (8,292 contracts), One written put strike 1,206.02 with a barrier level strike of 851.4501, Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(q)	614,540
16,511	Russell 2000 Index, One purchased call strike 1,211.3449, One written call strike 1,284.0256, One purchased put strike 1,162.8911 (8,255 contracts), One written put strike 1,211.3449 with a barrier level strike of 889.1272, Expires 09/15/16, Broker Goldman Sachs International(q)	487,330

101

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
17,599	Russell 2000 Index, One purchased call strike 1,214.8418, One written call strike 1,287.7323, One purchased put strike 1,166.2482 (8,232 contracts), One written put strike 1,214.8418 with a barrier level strike of 886.8345 (16,463 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	$490,508
22,303	Russell 2000 Index, One purchased call strike 1,242.00, One written call strike 1,304.10, One purchased put strike 1,204.74 (8,052 contracts), One written put strike 1,242.00 with a barrier level strike of 931.50 (16,103 contracts), Expires 08/18/16, Broker Credit Suisse International(q)	185,335
20,054	Russell 2000 Index, One purchased call strike 1,246.4592, One written call strike 1,308.7822, One purchased put strike 1,209.0655 (8,023 contracts), One written put strike 1,246.4592 with a barrier level strike of 1,034.5612 (16,045 contracts), Expires 10/20/16, Broker Goldman Sachs International(q)	343,582
15,948	Russell 2000 Index, One purchased call strike 1,254.09, One written call strike 1,329.3354, One purchased put strike 1,216.4673 (7,974 contracts), One written put strike 1,254.09 with a barrier level strike of 908.5882, Expires 08/18/16, Broker Goldman Sachs International(q)	137,320
19,784	Russell 2000 Index, One purchased call strike 1,263.65, One written call strike 1,339.469, One purchased put strike 1,225.7405 (9,892 contracts), One written put strike 1,263.65 with a barrier level strike of 928.78, Expires 08/18/16, Broker BNP Paribas SA(q)	195,520
Contracts/ Notional Amount ($)		Value
19,772	Russell 2000 Index, One purchased call strike 1,264.44, One written call strike 1,340.3064, One purchased put strike 1,226.5068 (9,886 contracts), One written put strike 1,264.44 with a barrier level strike of 922.5354, Expires 09/15/16, Broker Goldman Sachs International(q)	$330,248
15,930	S&P 500 Index, One purchased call strike 1,883.20, One written call strike 1,958.528, One purchased put strike 1,845.536 with a barrier level strike of 1,421.816 (5,310 contracts), One written put strike 1,883.20 with a barrier level strike of 1,421.816 (5,310 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	942,557
15,784	S&P 500 Index, One purchased call strike 1,900.63, One written call strike 1,976.65, One written put strike 1,680.15 (7,892 contracts), One purchased put strike 1,900.63 with a barrier level strike of 1,615.53 (7,892 contracts), Expires 01/19/17, Broker Bank of America N.A.(q)	970,572
41,543	S&P 500 Index, One purchased call strike 1,925.71, One written call strike 2,002.7384, One written put strike 1,679.0265 (20,772 contracts), One purchased put strike 1,925.71 with a barrier level strike of 1,733.139 (20,772 contracts), Expires 03/16/17, Broker BNP Paribas SA(q)	2,350,945
25,215	S&P 500 Index, One purchased call strike 1,982.94, One written call strike 2,062.2576, One purchased put strike 1,963.1106 (10,086 contracts), One written put strike 1,982.94 with a barrier level strike of 1,504.06 (20,172 contracts), Expires 03/16/17, Broker BNP Paribas SA(q)	1,214,192

102

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
7,042	S&P 500 Index, One purchased call strike 2,151.41, One purchased put strike 2,023.60, One written put strike 2,151.41 with a barrier level strike of 1,541.56 (14,084 contracts), Expires 01/19/17, Broker Bank of America N.A.(q)	$503,815
28,989	S&P 500 Index, One purchased call strike 2,173.35, One written put strike 1,966.36 (9,663 contracts), Expires 09/15/16, Broker Bank of America N.A.(q)	840,181
51,201	S&P 500 Index, One purchased call strike 1,822.247, One written call strike 1,895.14, One written put strike 1,529.59 (21,951 contracts), Expires 03/16/17, Broker Credit Suisse International(q)	3,010,134
15,990	S&P 500 Index, One purchased call strike 1,876.15, One written call strike 1,951.196, One written put strike 1,651.012 (7,995 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	915,495
10,598	S&P 500 Index, One purchased call strike 1,887.14, One written call strike 1,962.63, One purchased put strike 1,887.14 with a barrier level strike of 1,698.42 (5,299 contracts), One written put strike 1,715.41 (5,299 contracts), Expires 12/30/16, Broker Citibank N.A.(q)	665,890
21,117	S&P 500 Index, One purchased call strike 1,894.225, One written call strike 1,969.994, One purchased put strike 1,894.225 with a barrier level strike of 1,704.80 (10,558 contracts), One written put strike 1,682.0718 (10,558 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	1,239,540
Contracts/ Notional Amount ($)		Value
14,711	S&P 500 Index, One purchased call strike 1,903.32, One written call strike 1,979.45, One purchased put strike 1,865.25 (5,254 contracts), One written put strike 1,903.32 with a barrier level strike of 1,414.17 (10,508 contracts), Expires 01/19/17, Broker UBS AG(q)	$921,594
14,439	S&P 500 Index, One purchased call strike 1,904.63, One purchased put strike 1,866.54 (5,250 contracts), One written call strike 1,980.82, One written put strike 1,904.63 with a barrier level strike of 1,366.57 (10,501 contracts), Expires 02/16/17, Broker UBS AG(q)	882,880
5,286	S&P 500 Index, One purchased call strike 1,910.67, One purchased put strike 1,853.92, One written put strike 1,891.75 with a barrier level strike of 1,453.81 (10,572 contracts), Expires 01/19/17, Broker Credit Suisse International(q)	1,402,628
20,891	S&P 500 Index, One purchased call strike 1,914.695, One written call strike 1,991.282, One purchased put strike 1,914.695 with a barrier level strike of 1,723.23 (10,445 contracts), One written put strike 1,751.945 (10,445 contracts), Expires 12/30/16, Broker Citibank N.A.(q)	1,295,480
29,215	S&P 500 Index, One purchased call strike 1,914.75, One written call strike 1,991.34, One written put strike 1,799.86 (10,445 contracts), Expires 12/30/16, Broker Bank of America N.A.(q)	1,751,100
26,034	S&P 500 Index, One purchased call strike 1,920.55, One written call strike 1,997.372, One written put strike 1,630.739 (13,017 contracts), Expires 03/16/17, Broker Goldman Sachs International(q)	1,429,653

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
19,521	S&P 500 Index, One purchased call strike 1,921.05, One purchased put strike 1,901.84 (7,808 contracts), One written call strike 1,997.89, One written put strike 1,921.05 with a barrier level strike of 1,315.92 (15,616 contracts), Expires 03/16/17, Broker UBS AG(q)	$1,190,446
31,217	S&P 500 Index, One purchased call strike 1,922.00, One written call strike 1,998.88, One purchased put strike 1,883.56 (10,406 contracts), One written put strike 1,922.00 with a barrier level strike of 1,441.50 (20,812 contracts), Expires 12/30/16, Broker UBS AG(q)	1,995,262
77,817	S&P 500 Index, One purchased call strike 1,927.60, One written call strike 2,004.70, One purchased put strike 1,908.32 (25,939 contracts), One written put strike 1,927.60 with a barrier level strike of 1,515.09 (51,878 contracts), Expires 12/30/16, Broker UBS AG(q)	4,870,732
20,666	S&P 500 Index, One purchased call strike 1,935.50, One written call strike 2,012.92, One purchased put strike 1,935.50 with a barrier level strike of 1,741.95 (10,333 contracts), One written put strike 1,766.14 (10,333 contracts), Expires 01/19/17, Broker Citibank N.A.(q)	1,231,420
12,869	S&P 500 Index, One purchased call strike 1,942.62, One purchased put strike 1,903.77, One written call strike 2,020.32, One written put strike 1,942.62 with a barrier level strike of 1,683.28 (25,738 contracts), Expires 02/28/17, Broker UBS AG(q)	1,737,041
5,174	S&P 500 Index, One purchased call strike 1,952.23, One purchased put strike 1,894.24, One written put strike 1,932.90 with a barrier level strike of 1,454.51 (10,347 contracts), Expires 01/19/17, Broker UBS AG(q)	1,187,421
Contracts/ Notional Amount ($)		Value
17,292	S&P 500 Index, One purchased call strike 1,966.27, One written call strike 2,044.92, One purchased put strike 1,907.28 (5,086 contracts), One written put strike 1,966.27 with a barrier level strike of 1,474.70 (10,172 contracts), Expires 10/31/16, Broker Credit Suisse International(q)	$1,198,517
12,595	S&P 500 Index, One purchased call strike 1,984.95, One written call strike 2,064.35, One purchased put strike 1,965.10 (5,038 contracts), One written put strike 1,984.95 with a barrier level strike of 1,496.65 (10,076 contracts), Expires 03/16/17, Broker UBS AG(q)	660,294
20,074	S&P 500 Index, One purchased call strike 1,992.68, One written call strike 2,072.39, One purchased put strike 1,952.83 (7,528 contracts), One written put strike 1,992.68 with a barrier level strike of 1,522.41 (15,055 contracts), Expires 12/30/16, Broker Citibank N.A.(q)	1,191,715
22,533	S&P 500 Index, One purchased call strike 1,997.0343, One written call strike 2,076.9157, One purchased put strike 1,957.0936 (7,511 contracts), One written put strike 1,997.0343 with a barrier level strike of 1,531.7253 (15,022 contracts), Expires 02/16/17, Broker Goldman Sachs International(q)	1,218,352
5,054	S&P 500 Index, One purchased call strike 1,998.49, One purchased put strike 1,939.13, One written put strike 1,978.70 with a barrier level strike of 1,691.79 (10,108 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	916,983

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
14,957	S&P 500 Index, One purchased call strike 2,005.80, One written call strike 2,086.03, One purchased put strike 1,965.68 (4,986 contracts), One written put strike 2,005.80 with a barrier level strike of 1,534.44 (9,971 contracts), Expires 01/31/17, Broker Credit Suisse International(q)	$835,838
14,870	S&P 500 Index, One purchased call strike 2,017.50, One written call strike 2,118.375, One purchased put strike 1,997.325 (7,435 contracts), One written put strike 2,017.50 with a barrier level strike of 1,530.2738, Expires 12/30/16, Broker Goldman Sachs International(q)	1,095,149
14,849	S&P 500 Index, One purchased call strike 2,020.28, One written call strike 2,101.09, One purchased put strike 1,979.87 (4,950 contracts), One written put strike 2,020.28 with a barrier level strike of 1,543.49 (9,900 contracts), Expires 01/19/17, Broker Credit Suisse International(q)	839,235
12,276	S&P 500 Index, One purchased call strike 2,036.54, One written call strike 2,118.00, One purchased put strike 1,995.81 (4,910 contracts), One written put strike 2,036.54 with a barrier level strike of 1,520.277 (9,821 contracts), Expires 01/19/17, Broker Citibank N.A.(q)	676,490
14,678	S&P 500 Index, One purchased call strike 2,043.83, One written call strike 2,125.5832, One purchased put strike 2,002.9534 (4,893 contracts), One written put strike 2,043.83 with a barrier level strike of 1,563.53 (9,786 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	730,429
Contracts/ Notional Amount ($)		Value
7,331	S&P 500 Index, One purchased call strike 2,046.0802, One written call strike 2,127.9234, One purchased put strike 2,005.1586 (2,444 contracts), One written put strike 2,046.0802 with a barrier level strike of 1,555.021 (4,887 contracts), Expires 02/16/17, Broker Goldman Sachs International(q)	$374,055
22,726	S&P 500 Index, One purchased call strike 2,048.36, One written call strike 2,130.29, One purchased put strike 2,027.88 (9,763 contracts), One written put strike 2,048.36 with a barrier level strike of 1,556.75 (19,528 contracts), Expires 04/13/17, Broker UBS AG(q)	954,713
29,259	S&P 500 Index, One purchased call strike 2,050.62, One written call strike 2,132.64, One purchased put strike 2,009.61 (9,753 contracts), One written put strike 2,050.62 with a barrier level strike of 1,611.79 (19,506 contracts), Expires 01/19/17, Broker Credit Suisse International(q)	1,483,584
6,089	S&P 500 Index, One purchased call strike 2,052.8029, One purchased put strike 1,991.2188, One written put strike 2,052.8029 with a barrier level strike of 1,621.7143 (12,178 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	729,833
4,836	S&P 500 Index, One purchased call strike 2,067.94, One purchased put strike 1,985.22, One written put strike 2,067.94 with a barrier level strike of 1,604.72 (9,671 contracts), Expires 10/20/16, Broker Credit Suisse International(q)	578,551
7,253	S&P 500 Index, One purchased call strike 2,068.17, One purchased put strike 2,006.1249, One written put strike 2,068.17 with a barrier level strike of 1,634.8884 (14,506 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	762,748

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
7,219	S&P 500 Index, One purchased call strike 2,077.81, One purchased put strike 1,994.70, One written put strike 2,098.59 with a barrier level strike of 1,585.37 (14,438 contracts), Expires 08/18/16, Broker Credit Suisse International(q)	$698,284
4,806	S&P 500 Index, One purchased call strike 2,080.8252, One purchased put strike 1,997.5922, One written put strike 2,080.8252 with a barrier level strike of 1,637.8175 (9,612 contracts), 09/15/16, Broker Goldman Sachs International(q)	484,024
4,798	S&P 500 Index, One purchased call strike 2,084.35, One purchased put strike 2,021.8195, One written put strike 2,084.35 with a barrier level strike of 1,644.5522 (9,595 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	431,702
4,795	S&P 500 Index, One purchased call strike 2,085.3301, One purchased put strike 2,022.7702, One written put strike 2,085.3301 with a barrier level strike of 1,668.2641 (9,591 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	467,989
10,617	S&P 500 Index, One purchased call strike 2,090.89, One written call strike 2,195.4345, One purchased put strike 2,049.0722 (4,783 contracts), One purchased put strike 2,049.0722 with a barrier level strike of 1,902.71 (4,783 contracts), One written put strike 2,090.89 with a barrier level strike of 1,902.71 (9,565 contracts), Expires 08/18/16, Broker JPMorgan Chase Bank N.A.(q)	824,724
Contracts/ Notional Amount ($)		Value
13,629	S&P 500 Index, One purchased call strike 2,107.27, One written call strike 2,212.6335, One purchased put strike 2,001.9065 with a barrier level strike of 1,580.4525 (9,491 contracts), One written put strike 88.074 on iShares iBoxx High Yield Corp. Bond ETF with a barrier level strike of 74.8629 (227,082 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	$877,611
14,196	S&P 500 Index, One purchased call strike 2,113.31, One written call strike 2,197.8424, One purchased put strike 2,071.0438 (4,732 contracts), One written put strike 2,113.31 with a barrier level strike of 1,669.51 (9,464 contracts), Expires 01/19/17, Broker JPMorgan Chase Bank N.A.(q)	608,740
18,993	S&P 500 Index, One purchased call strike 2,148.12, One written put strike 1,895.40, Expires 12/15/16, Broker Citibank N.A.	1,133,920
11,617	S&P 500 Index, One purchased call strike 2,173.62, One written put strike 2,001.45, Expires 09/15/16, Broker Bank of America N.A.	278,092
69,289	S&P 500 Index, One purchased call strike 2,186.4985, One written put strike 2,013.3105, Expires 09/15/16, Broker JPMorgan Chase Bank N.A.	1,364,550
11,512	S&P 500 Index, One purchased call strike 2,193.29, One written put strike 2,084.71, Expires 09/30/16, Broker Credit Suisse International	62,882
9,282	S&P 500 Index, One purchased call strike 2,197.787, One written put strike 1,939.224, Expires 12/30/16, Citibank N.A.	250,170
70,458	S&P 500 Index, One purchased call strike 2,199.6134, One written put strike 1,990.1265 (19,094 contracts) Expires 09/15/16, Broker Goldman Sachs International(q)	412,212

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
50,578	S&P 500 Index, One purchased call strike 2261.86, One written put strike 2,022.63 (18,392 contracts), Expires 09/16/16, Broker Credit Suisse International(q)	$(20,989)
7,817	S&P 500 Index, One purchased put strike 2,014.95 with a barrier level strike of 1,343.30, One written put strike 46.49 on Utilities Sector SPDR Fund with a barrier level strike of 31.38 (322,650 contracts), Expires 12/30/16, Broker UBS AG(q)	173,065
10,289	S&P 500 Index, One purchased put strike 2,021.50 with a barrier level strike 1,360.625, One written put strike 46.7161 on Utilities Sector SPDR Fund with a barrier level strike of 31.6502 (428,118 contracts), Expires 12/30/16, Broker JPMorgan Chase Bank N.A.(q)	173,678
10,279	S&P 500 Index, One purchased put strike 2,093.49 with a barrier level strike of 1,361.93, One written put strike 43.41 on Utilities Select Sector SPDR Fund with a barrier level strike of 34.73 (460,713 contracts), Expires 12/15/16, Broker Bank of America N.A.(q)	341,821
5,968	S&P 500 Index, One purchased put strike 2,136.3186 with a barrier level strike of 1,466.101, One written put strike 47.00 on Utilities Select Sector SPDR Fund with a barrier level strike of 34.6625 (265,957 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	164,012
1,904,762	Select Sector Financial SPDR Fund, One purchased call strike 21.00, One written call strike 21.84, One written put strike 18.38 (952,381 contracts), One purchased put strike 21.00 with a barrier level strike of 18.90 (952,381 contracts), Expires 12/30/16, Broker Credit Suisse International(q)	1,219,024
Contracts/ Notional Amount ($)		Value
1,684,327	Select Sector Financial SPDR Fund, One purchased call strike 22.65, One written call strike 23.556, One purchased put strike 23.81, One written put strike 22.65 with a barrier level strike of 20.385 (441,501 contracts), Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(q)	$901,707
251,693	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 158.924, One written call strike 165.281, One written put strike 131.589 (125,847 contracts), Expires 03/16/17, Broker Citibank N.A.(q)	1,239,948
249,763	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 160.152 (249,763 contracts), One written call strike 166.5581(249,763 contracts),One written put strike 138.9319 (124,881 contracts), One purchased put strike 160.152 with a barrier level strike of 144.1368 (124,881 contracts), Expires 03/16/17, Broker Goldman Sachs International(q)	1,233,091
236,499	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.134, One written call strike 175.8994, One purchased put strike 165.7513 (88,687 contracts), One written put strike 169.134 with a barrier level strike of 131.4509 (177,374 contracts), Expires 12/30/16, Broker Goldman Sachs International(q)	1,175,491
87,499	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 173.1443, One purchased put strike 168.0014, One written put strike 171.43 with a barrier level strike of 146.95 (174,999 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	1,042,218

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
57,394	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 174.2344, One purchased put strike 169.0074, One written put strike 174.2344 with a barrier level strike of 135.9028 (114,789 contracts), Expires 10/20/16, Broker Goldman Sachs International(q)	$627,276
57,148	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 174.983, One purchased put strike 167.9837, One written put strike 174.983 with a barrier level strike of 135.9618 (114,297 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	547,876
85,885	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.3994, One purchased put strike 171.1598, One written put strike 174.6529 with a barrier level strike of 134.832 (171,769 contracts), Expires 01/31/17, Broker JPMorgan Chase Bank N.A.(q)	841,095
70,724	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.744, One purchased put strike 171.4417, One written put strike 176.744 with a barrier level strike of 139.8045 (141,448 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	550,125
55,432	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.40, One purchased put strike 174.99, One written put strike 180.40 with a barrier level strike of 142.88 (110,865 contracts), Expires 09/15/16, Broker BNP Paribas SA(q)	298,259
220,643	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 183.1011, One written put strike 174.0367, Expires 09/16/16, Broker Goldman Sachs International	441,267
Contracts/ Notional Amount ($)		Value
84,803	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 185.724, One written put strike 168.036, Expires 09/18/16, Broker BNP Paribas SA	$467,824
271,238	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 186.1836, One written put strike 171.4364, Expires 10/21/16, Broker Goldman Sachs International	242,611
216,754	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 186.3863, One written put strike 173.4684, Expires 10/21/16, Broker Barclays Bank Plc	(42,484)
398,443	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 187.1035, One written put strike 169.2841 (168,356 contracts), Expires 12/16/16, Broker Goldman Sachs International(q)	862,119
506,552	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 188.2136, One written put strike 170.2885 (223,151 contracts), Expires 10/21/16, Broker Goldman Sachs International(q)	492,423
126,289	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 188.7333, One written put strike 170.7587 (55,634 contracts), Expires 10/21/16, Broker Goldman Sachs International(q)	96,216
109,750	SPDR Dow Jones Industrial Average ETF Trust, One written put strike 164.0088, One purchased call strike 185.8766, Expires 12/30/16, Broker Goldman Sachs International	218,743

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
84,731	SPDR Gold Shares, One written call strike 118.02, with a barrier level strike of 171.129, One written put strike 118.02 with a barrier level strike of 94.416, One purchased put strike 1,919.051 on S&P 500 Index (10,196 contracts), One written put strike 1,727.1459 on S&P 500 Index (10,196 contracts), One purchase call strike 1,919.051 on S&P 500 Index with a barrier level strike of 2,206.9087 (5,211 contracts), Expires 12/15/16, Broker JPMorgan Chase Bank N.A.(q)	$17,029
234,894	SPDR Gold Shares, One purchased call strike 128.9942, One written call strike 143.043, One written put strike 121.7271, Expires 01/19/17, Broker Goldman Sachs International	335,754
357,173	SPDR Gold Shares, One purchased call strike 127.25, One written call strike 138.59, One written put strike 120.35, Expires 12/15/16, Broker Bank of America N.A.	801,353
115,884	SPDR Gold Shares, One purchased call strike 130.73 , Expires 02/17/17, Broker UBS AG	48,299
154,727	SPDR S&P 500 ETF Trust, One purchased call strike 193.2739, One written call strike 199.9649, One purchased put strike 189.4084, One written put strike 193.2739 with a barrier level strike of 161.3837 (104,018 contracts), Expires 11/17/16, Broker Citibank N.A.(q)	1,012,638
188,058	SPDR S&P 500 ETF Trust, One purchased call strike 214.827, One written put strike 204.19209, Expires 09/16/16, Broker BNP Paribas SA	635,715
351,153	SPDR S&P 500 ETF Trust, One purchased call strike 220.6401, One written put strike 199.6268 (142,766 contracts), Expires 12/16/16, Broker Goldman Sachs International(q)	1,003,318
Contracts/ Notional Amount ($)		Value
348,755	SPDR S&P 500 ETF Trust, One purchased call strike 221.29, One written put strike 200.21 (142,349 contracts), Expires 12/16/16, Broker Bank of America N.A.(q)	$967,856
833,004	SPDR S&P Regional Banking ETF, One purchased call strike 36.9746, One written call strike 38.4536, One written put strike 33.2771 (270,456 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	626,369
1,252	Swiss Market Index, One purchased call strike 7,987.08, One purchased put strike 7,749.84, One written put strike 7,908.00, with a barrier level strike of 6,073.34 (2,504.04 contracts), Expires 07/13/17, Broker UBS AG(q)	250,621
1,247	Swiss Market Index, One purchased call strike 8,098.84, One purchased put strike 7,858.28, One written put strike 8,018.66, with a barrier level strike of 6,194.41 (2,494 contracts), Expires 07/13/17, Broker JPMorgan Chase Bank N.A.(q)	116,090
1,232	Swiss Market Index, One purchased call strike 8,196.15, One purchased put strike 7,952.70, One written put strike 8,115.00 with a barrier level strike of 6,255.85 (2,464.57 contracts), Expires 08/17/17, Broker UBS AG(q)	24,617
4,713	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,040.91, One written call strike 8,523.3646, One written put strike 8,040.91 with a barrier level strike of 7,397.6372 (1,244 contracts), Expires 10/19/16, Broker Goldman Sachs International(q)	1,792,951

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
3,702	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,105.00, One written call strike 8,429.20, One purchased put strike 8,105.00 with a barrier level strike of 6,808.20 (1,234 contracts), One written put strike 8,105.00 with a barrier level strike of 6,078.75 (1,234 contracts), Expires 12/21/16, Broker Goldman Sachs International(q)	$895,581
6,373	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,316.30, One written call strike 8,815.278, One written put strike 8,316.30 with a barrier level strike of 7,817.322 (1,503 contracts), Expires 09/19/16, Broker Goldman Sachs International(q)	2,269,652
9,168	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,344.33, One written call strike 8,678.1032, One written put strike 8,344.33 with a barrier level strike of 7,509.897 (1,798 contracts), Expires 11/17/16, Broker Goldman Sachs International(q)	1,934,040
1,165	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,582.57, One written call strike 9,097.5242, One written put strike 8,582.57 with a barrier level strike of 8,067.6158, Expires 09/21/16, Broker BNP Paribas SA	1,384,527
195,752	Teradata Corp., One purchased call strike 25.5425, One written call strike 33.2053, One written put strike 25.5425 with a barrier level strike of 19.2718, Expires 01/20/17, Broker JPMorgan Chase Bank N.A.	514,510
41,564	Tokyo Stock Exchange Tokyo Price Index , One purchased call strike 1,299.2, One written call strike 1,351.168, One written put strike 1,169.28 (15,394 contracts), Expires 12/30/16, Broker Goldman Sachs International(q)	678,877
Contracts/ Notional Amount ($)		Value
3,201,191	Tokyo Stock Exchange Tokyo Price Index, One purchased call strike 1,338.75, One written call strike 1,392.3017, One written put strike 1,245.0391 (1,200,447 contracts), Expires 03/10/17, Broker Goldman Sachs International(q)	$(50,928)
$100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased call strike 6.70, One written call strike 7.10, Expires 03/10/17, Broker Bank of America N.A.	1,632,339
$100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased call strike 7.00, One written call strike 7.40, Expires 02/03/17, Broker JPMorgan Chase Bank N.A.	534,100
$100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased put strike 6.60, One written put strike 6.90, Expires 08/17/16, Broker BNP Paribas SA	1,125,314
$10,000,000	USD/MXN foreign exchange rate, One purchased call strike 16.20, One written put strike 17.93, Expires 08/12/16, Broker Bank of America N.A.	(520,007)
$25,000,000	USD/MXN foreign exchange rate, One purchased call strike 16.50, One written put strike 17.98, Expires 10/31/16, Broker JPMorgan Chase Bank N.A.	(1,535,623)
$35,000,000	USD/MXN foreign exchange rate, One purchased put strike 16.45, One written call strike 18.361, Expires 12/15/16, Broker Bank of America N.A.	(1,982,222)
$15,000,000	USD/MXN foreign exchange rate, One purchased put strike 16.65, One written call strike 17.87, Expires 01/30/17, Broker Bank of America N.A.	(1,196,934)
$15,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.15, One written call strike 19.1102, Expires 04/17/17, Broker Goldman Sachs International	(670,240)

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.20, One written call strike 18.9201, Expires 05/02/17, Broker Goldman Sachs International	$(503,328)
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.30, One written call strike 19.2902, Expires 05/19/17, Broker Goldman Sachs International	(430,022)
$10,000,000	USD/ZAR foreign exchange rate, One purchased put strike 14.50, One written call strike 17.7463, Expires 05/18/17, Broker Goldman Sachs International	358,099
1,517,953	WisdomTree Japan Hedged Equity Fund, One purchased call strike 51.8989, One written call strike 53.9543, One written put strike 51.385 with a barrier level strike of 47.7881 (291,914 contracts), Expires 11/18/16, Broker Goldman Sachs International(q)	(2,425,642)
597,646	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.38, One written call strike 57.099, One written put strike 54.38 with a barrier level strike of 49.4858 (183,891 contracts), Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	(2,154,680)
370,879	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.4653, One written put strike 54.4653 with a barrier level strike of 50.1512, Expires 10/31/16, Broker Goldman Sachs International	(4,332,478)
948,890	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.8219, One written call strike 56.9718, One written put strike 53.747 with a barrier level strike of 49.4472 (186,057 contracts), Expires 12/15/16, Broker Goldman Sachs International(q)	(1,993,095)
Total Structured Options (Premiums received $10,243,198)		$108,238,964
FUTURES CONTRACTS: SHORT POSITION
Contracts		Unrealized Appreciation/ (Depreciation)
37	Eurex Euro-Buxl 30-year Bond, September 2016	$(61,865)
3,920	Eurex Euro STOXX 50 Index, September 2016	(8,334,248)
400	Intercontinental Exchange Crude Oil, December 2016	(183,000)
150	London Metal Exchange Aluminium, December 2016	(290,625)
198	London Metal Exchange Nickel, December 2016	(1,726,782)
100	London Metal Exchange Copper, December 2016	112,500
60	Minneapolis Grain Exchange Wheat, December 2016	(15,025)
	Net unrealized depreciation	$(10,499,045)
FUTURES CONTRACTS: LONG POSITION
Contracts		Unrealized Appreciation/ (Depreciation)
650	Intercontinental Exchange Crude Oil, December 2016	$541,000
25	COMEX Gold, December 2016	(9,090)
100	Chicago Board of Trade Hard Red Winter Wheat, July 2017	(50,013)
198	London Metal Exchange Nickel, December 2016	2,275,308
100	London Metal Exchange Copper, December 2016	(13,750)
	Net unrealized appreciation	$2,743,455
		Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 09/16/16 (Underlying notional amount $2,816,703)(s)		$(652,162)

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 12/31/16 (Underlying notional amount $537,874)(t)	$(31,187)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $281,250)	(8,850)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $281,250)	$(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/16 (Underlying notional amount $261,000)	(99,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/16 (Underlying notional amount $261,000)	(49,500)

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $281,250)	$(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/16 (Underlying notional amount $261,000)	7,500
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/16 (Underlying notional amount $261,000)	7,500
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/16 (Underlying notional amount $261,000)	7,500
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $281,250)	$(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX April 2017 Iron Ore on the termination date, expiring 04/30/17 (Underlying notional amount $116,250)	700
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX August 2017 Iron Ore on the termination date, expiring 08/31/17 (Underlying notional amount $116,250)	(4,750)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX December 2017 Iron Ore on the termination date, expiring 12/31/17 (Underlying notional amount $116,250)	(8,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX February 2017 Iron Ore on the termination date, expiring 02/28/17 (Underlying notional amount $116,250)	6,575
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX January 2017 Iron Ore on the termination date, expiring 01/31/17 (Underlying notional amount $116,250)	7,500

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX July 2017 Iron Ore on the termination date, expiring 07/31/17 (Underlying notional amount $116,250)	$(4,750)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX June 2017 Iron Ore on the termination date, expiring 06/30/17 (Underlying notional amount $116,250)	700
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX March 2017 Iron Ore on the termination date, expiring 03/31/17 (Underlying notional amount $116,250)	5,625
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX May 2017 Iron Ore on the termination date, expiring 05/31/17 (Underlying notional amount $116,250)	700
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX November 2017 Iron Ore on the termination date, expiring 11/30/17 (Underlying notional amount $116,250)	(8,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX October 2017 Iron Ore on the termination date, expiring 10/31/17 (Underlying notional amount $116,250)	(8,900)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX September 2017 Iron Ore on the termination date, expiring 09/30/17 (Underlying notional amount $116,250)	$(4,750)
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Spread 196E Index, paying a fixed amount when Soybean Index lower than initial index level of 136.375 and receiving an amount when Soybean Index greater than initial index level of 136.375, expiring 10/21/16 (Underlying notional amount $170,469)	(59,219)
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Spread 201E Index, paying a fixed amount when Soybean Index lower than initial index level of 106.0047 and receiving an amount when Soybean Index greater than initial index level of 106.0047, expiring 12/07/16 (Underlying notional amount $6,360,282)	14,136
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70, expiring 12/28/18 (Underlying vega amount $500,000)	772,184

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	$666,736
Variance swap with Goldman Sachs International receiving variance of the Russell 2000 Index over the target volatility of 26.30 and paying variance of the Russell 2000 Index under the target volatility of 26.30, expiring 08/19/16 (Underlying vega amount $3,000,000)	280,804
$739,942

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes expiring 07/31/18 (Underlying notional amount $86,500)	$(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $86,500)	(4,300)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $86,500)	$(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $86,500)	(4,300)

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $86,500)	$(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $86,500)	(4,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/16 (Underlying notional amount $209,500)	47,500
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/16 (Underlying notional amount $209,500)	(2,000)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/16 (Underlying notional amount $209,500)	$(59,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/16 (Underlying notional amount $209,500)	(59,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/30/16 (Underlying notional amount $209,500)	(59,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cocoa-London Index, receiving a fixed amount per metric ton and paying the closing settlement price of ICE December 2016 Cocoa-London Futures contracts on the termination date, expiring 12/09/16 (Underlying notional amount $18,680)	664
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cocoa-London Index, receiving a fixed amount per metric ton and paying the closing settlement price of ICE September 2016 Cocoa-London Futures contracts on the termination date, expiring 09/13/16 (Underlying notional amount $4,000)	(500)

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 06/28/17 (Underlying notional amount $1,117,186)	$613,436
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 06/28/17 (Underlying notional amount $569,749)	195,812
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(2,530,840)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(4,422,025)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 10/10/16 (Underlying vega amount $1,000,000)	943,568
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 03/24/17 (Underlying vega amount $1,000,000)	682,227
Unrealized Appreciation/ (Depreciation)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 45.5625 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 45.5625, expiring 07/25/17 (Underlying vega amount $500,000)	$301,550
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 46.24 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 46.24, expiring 09/23/16 (Underlying vega amount $1,000,000)	1,084,850
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	(317,901)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	(311,713)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 11/06/17 (Underlying vega amount $2,000,000)	348,445

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 10/09/17 (Underlying vega amount $2,000,000)	$569,005
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	5,420,956
$2,394,434

At July 31, 2016, the Strategic Opportunities Fund held investments in restricted securities with a fair value of zero, as follows:

07/31/16
Acquisition		Acquisition	Carrying Value
Cost	Issuer	Date	Per Unit
$12,000,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(j)	01/19/11	$—

(a)	Cost for federal income tax purposes is $5,893,348,307 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$164,749,786
Unrealized depreciation	(159,129,436)
Net unrealized appreciation	$5,620,350

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $337,959,975 or 5.67% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (j) below) that amount to $104,854,064 or 1.76% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $2,480,543, which is 0.04% of net assets.
(d)	Non-income producing security.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (b) above.
(h)	Principal amount denoted in Euros.
(i)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $656,934,196, which is 11.02% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(k)	Variable rate security. Rate shown is the rate as of July 31, 2016.
(l)	Principal amount denoted in British Pounds.
(m)	Principal amount denoted in Swiss Francs.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	The rate shown is the current yield as of July 31, 2016.
(q)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(r)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(s)	The following table represents the individual long and short positions and related values of equity securities underlying the basket swap with Cargill, Inc., as of July 31, 2016, expiration date 09/16/16:

Reference Entity — Long	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Soybean, August 2016	$(193,699)
Chicago Board of Trade Soybean, September 2016	27,745
Chicago Board of Trade Soybean Meal, August 2016	(124,676)
Chicago Board of Trade Soybean Meal, September 2016	16,818
Chicago Board of Trade Wheat, September 2016	(48,038)
Chicago Mercantile Exchange Live Cattle, August 2016	(5,851)
COMEX Gold, August 2016	(10,544)
COMEX Gold, October 2016	27,735
Intercontinental Exchange Brent Crude Oil, September 2016	(35,177)
Intercontinental Exchange Cocoa, September 2016	(2,357)
Intercontinental Exchange Coffee, December 2016	29,910
Intercontinental Exchange Corn, September 2016	(55,289)
Intercontinental Exchange Sugar #11, October 2016	(55,077)
London Metal Exchange Aluminum, September 2016	8,711
London Metal Exchange Nickel, September 2016	11,378
London Metal Exchange Tin, September 2016	3,706

118

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Reference Entity — Long (Continued)	Unrealized Appreciation/ (Depreciation)
London Metal Exchange Zinc, August 2016	$64,636
London Metal Exchange Zinc, September 2016	4,532
New York Mercantile Exchange Crude Oil, September 2016	(123,720)
New York Mercantile Exchange Crude Oil, October 2016	(6,445)
New York Mercantile Exchange Gasoline RBOB, August 2016	(48,350)
New York Mercantile Exchange Heating Oil, August 2016	(34,324)
New York Mercantile Exchange Heating Oil, September 2016	(11,589)
New York Mercantile Exchange Natural Gas, September 2016	42,549
$(517,416)

Reference Entity — Short	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Lean Hogs, October 2016	$39,941
Chicago Board of Trade Hard Red Winter Wheat, September 2016	10,612
Chicago Board of Trade Hard Red Winter Wheat, December 2016	3,273
Chicago Board of Trade Live Cattle, October 2016	2,286
Chicago Board of Trade Soybean Oil, August 2016	56,551
Chicago Board of Trade Soybean Oil, September 2016	(23,584)
Chicago Board of Trade Wheat, December 2016	20,645
COMEX Copper, September 2016	(3,273)
COMEX Silver, September 2016	36,089
Intercontinental Exchange Cocoa, September 2016	18,530
Intercontinental Exchange Coffee, September 2016	16,239
Intercontinental Exchange Corn, December 2016	(982)
Intercontinental Exchange Cotton #2, December 2016	(77,973)
London Metal Exchange Aluminum, August 2016	32,862
London Metal Exchange Lead, September 2016	1,870
London Metal Exchange Nickel, August 2016	(92,861)
London Metal Exchange Tin, August 2016	(6,969)
New York Mercantile Exchange Gasoline RBOB, September 2016	4,082
New York Mercantile Exchange Palladium, September 2016	(117,566)
New York Mercantile Exchange Palladium, December 2016	(12,367)
New York Mercantile Exchange Platinum, October 2016	(42,151)
$(134,746)
(t)	The following table represents the individual long and short positions and related values of equity securities underlying the basket swap with Cargill, Inc., as of July 31, 2016, expiration date 12/31/16:

Reference Entity — Long	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Corn #2, March 2017	$(5,000)
Chicago Board of Trade Soybean, July 2016	(204,375)
Chicago Board of Trade Soybean, November 2016	(2,500)
Chicago Board of Trade Wheat, November 2016	131,750
Chicago Mercantile Exchange Live Cattle, August 2016	(110,800)
COMEX Gold, April 2016	500,900
Intercontinental Exchange Brent Crude Oil, April 2016	(1,230,000)
Intercontinental Exchange Brent Crude Oil, May 2016	(147,500)
Intercontinental Exchange Brent Crude Oil, October 2016	216,000
Intercontinental Exchange Cotton #2, March 2017	500
London Metal Exchange Copper, June 2016	(508,750)
New York Mercantile Exchange Natural Gas, October 2017	(24,073)
New York Mercantile Exchange Natural Gas, January 2018	50,760
$(1,333,088)

Reference Entity — Short	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Corn #2, December 2016	$7,187
Chicago Board of Trade Soybean, July 2016	130,781
Chicago Board of Trade Soybean, November 2016	22,500
Chicago Board of Trade Soybean Meal, July 2016	60,445
Chicago Board of Trade Wheat, July 2016	157,500
COMEX Gold, April 2016	(217,150)
Intercontinental Exchange Brent Crude Oil, April 2016	1,136,000
Intercontinental Exchange Brent Crude Oil, May 2016	105,000
Intercontinental Exchange Brent Crude Oil, October 2016	(192,000)
Intercontinental Exchange Cotton #2, March 2017	12,875
London Metal Exchange Aluminum, December 2016	(140,000)
London Metal Exchange Copper, June 2016	242,513
New York Mercantile Exchange Natural Gas, October 2017	14,750
New York Mercantile Exchange Natural Gas, January 2018	(38,500)
$1,301,901

119

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

ADR — American Depositary Receipt
CLO — Collateralized Loan Obligation
CNY — Chinese Yuan
Cnv. — Convertible
ETF — Exchange Traded Fund
FOR — Foreign Ownership Restrictions
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond
ZAR — South African Rand

Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets
Asset-Backed Securities	10.9%
Banks	0.7%
Collateralized Mortgage Obligations	8.1%
Commercial Mortgage-Backed Securities	1.0%
Consumer Discretionary	2.4%
Consumer Staples	1.4%
Diversified Financials	1.3%
Energy	1.3%
Government Bonds	2.0%
Health Care	1.8%
Industrials	1.7%
Information Technology	2.8%
Insurance	0.9%
Materials	1.0%
Real Estate	1.5%
Telecommunication Services	1.4%
U.S. Government Agencies and Securities	42.9%
Utilities	1.4%
Other*	15.5%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

120

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2016
(Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 31.9%
Banks — 4.9%
$4,960,000	Bank of America Corp., 3.50%, 04/19/26	$5,178,215
3,800,000	Bank of America NA, 1.25%, 02/14/17	3,806,388
3,000,000	Capital One NA, 1.65%, 02/05/18	3,007,218
5,000,000	Commonwealth Bank of Australia, 1.13%, 03/13/17	5,004,730
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,015,290
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,522,008
6,125,000	KFW, 1.25%, 02/15/17	6,141,170
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,278,193
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	8,055,112
		38,008,324
Consumer Discretionary — 1.1%
2,175,000	Priceline Group, Inc. (The), 3.60%, 06/01/26	2,281,181
2,825,000	Target Corp., 2.30%, 06/26/19	2,919,804
2,000,000	Under Armour, Inc., 3.25%, 06/15/26	2,036,058
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,828,256
		9,065,299
Consumer Staples — 2.6%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,048,366
3,000,000	Anheuser-Busch Inbev Finance, Inc., 3.65%, 02/01/26	3,221,052
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	4,017,496
4,500,000	CVS Health Corp., 1.90%, 07/20/18	4,565,570
3,000,000	McDonald’s Corp. MTN, 2.10%, 12/07/18	3,062,064
2,077,000	Sysco Corp, 1.90%, 04/01/19	2,103,654
		20,018,202
Principal
Amount		Value
Diversified Financials — 6.2%
$6,115,000	Caterpillar Financial Services Corp., 1.35%, 05/18/19	$6,148,779
6,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(b)	6,073,020
7,700,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	7,800,847
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,415,379
2,930,000	Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	3,117,658
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,154,661
3,800,000	JPMorgan Chase & Co., 1.37%, 01/28/19(c)	3,813,642
2,202,000	JPMorgan Chase & Co., 1.67%, 01/23/20(c)	2,220,250
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,067,131
3,000,000	National Rural Utilities Cooperative Finance Corp. MTN, 3.25%, 11/01/25	3,252,369
3,900,000	Toronto-Dominion Bank (The), 1.09%, 07/02/19(c)	3,886,405
1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	1,777,721
		48,727,862
Energy — 3.9%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	3,004,395
3,000,000	Energy Transfer Partners LP, 4.15%, 10/01/20	3,113,382
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,344,865
1,000,000	Enterprise Products Operating LLC, 3.95%, 02/15/27	1,053,609
3,000,000	Petroleos Mexicanos, 5.50%, 02/04/19(b)	3,172,500
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	998,827
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,001,159
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	6,014,808
3,750,000	Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26	3,727,035

121

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
Energy (continued)
$2,120,000	Tennessee Gas Pipeline Co. LLC, 7.50%, 04/01/17	$2,194,094
1,000,000	TransCanada Pipelines Ltd., 1.88%, 01/12/18	1,005,679
		30,630,353
Health Care — 3.9%
6,000,000	AbbVie, Inc., 1.75%, 11/06/17	6,032,502
4,390,000	Aetna, Inc., 1.90%, 06/07/19	4,447,505
4,000,000	Amgen, Inc., 2.20%, 05/22/19	4,107,144
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	2,007,888
2,255,000	McKesson Corp., 2.28%, 03/15/19	2,304,382
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,015,445
2,865,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	2,882,113
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,975,734
		30,772,713
Industrials — 1.6%
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,791,792
116,386	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	116,930
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,486,938
		12,395,660
Information Technology — 3.1%
6,500,000	Apple, Inc., 1.01%, 05/03/18(c)	6,513,332
2,000,000	Broadridge Financial Solutions Inc., 3.40%, 06/27/26	2,059,504
2,000,000	Cisco Systems, Inc., 1.60%, 02/28/19	2,029,444
3,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 06/01/19(b)	3,085,875
3,000,000	Microsoft Corp., 1.30%, 11/03/18	3,021,987
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	1,993,423
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,968,851
Principal
Amount		Value
Information Technology (continued)
$2,190,000	Oracle Corp., 2.25%, 10/08/19	$2,261,641
		23,934,057
Insurance — 1.7%
3,040,000	Berkshire Hathaway, Inc., 3.13%, 03/15/26	3,235,615
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,030,960
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(b)	3,020,475
2,000,000	New York Life Global Funding, 2.35%, 07/14/26(b)	2,018,562
		13,305,612
Materials — 0.5%
2,270,000	BHP Billiton Finance USA Ltd., 2.05%, 09/30/18	2,307,891
1,525,000	Ecolab, Inc., 2.00%, 01/14/19	1,548,705
		3,856,596
Telecommunication Services — 1.2%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,006,464
2,000,000	Discovery Communications LLC, 4.90%, 03/11/26	2,161,140
3,000,000	Verizon Communications Inc, 1.38%, 08/15/19	3,001,194
		9,168,798
Utilities — 1.2%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	3,048,144
6,000,000	Duke Energy Corp., 1.63%, 08/15/17	6,027,216
		9,075,360
Total Corporate Bonds (Cost $246,737,774)		248,958,836
ASSET-BACKED SECURITIES — 7.5%
CAYMAN ISLANDS — 4.0%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.86%, 07/13/25(b)(c)	8,480,535
4,000,000	Cavalry CLO II Ltd., 2.03%, 01/17/24(b)(c)	3,984,130
3,555,000	CIFC Funding Ltd., Series 2013-IA, Class A1, 1.83%, 04/16/25(b)(c)	3,534,126
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 2.11%, 10/24/25(b)(c)	5,972,340

122

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
$339,711	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.95%, 12/15/22(b)(c)	$338,769
5,000,000	Saratoga Investment Corp. CLO Ltd. Series 2013-1A, Class A1, 2.00%, 10/20/23(b)(c)	4,974,400
4,000,000	York CLO 1 Ltd. Series 2014-1A, Class A, 2.25%, 01/22/27(b)(c)	3,984,840
		31,269,140
UNITED STATES — 3.5%
1,423,020	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	1,422,671
1,255,620	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	1,254,783
2,975,000	Chase Issuance Trust Series 2012-A4, Class A4, 1.58%, 08/16/21	3,007,854
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,993,136
2,000,000	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(b)	1,999,041
1,519,882	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	1,519,790
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	4,007,613
5,000,000	Hertz Vehicle Financing LLC Series 2016-3, 2.27%, 07/25/20(b)	5,018,904
1,330,502	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	1,331,686
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	2,004,905
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	999,875
2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	2,000,952
		27,561,210
Total Asset-Backed Securities (Cost $58,799,969)		58,830,350
Principal
Amount		Value
MUNICIPAL BONDS — 1.8%
California — 0.5%
$3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	$4,038,458
Georgia — 0.4%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,140,036
Illinois — 0.4%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,617,446
New Jersey — 0.2%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,511,550
New York — 0.3%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,544,343
Total Municipal Bonds (Cost $13,711,674)		13,851,833
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
1,847,565	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	1,870,055
Total Collateralized Mortgage Obligations (Cost $1,888,535)		1,870,055
U.S. GOVERNMENT AGENCIES — 6.5%
Fannie Mae — 2.5%
6,720,000	0.88%, 12/20/17	6,735,241
7,575,000	1.13%, 10/19/18	7,628,472
5,000,000	1.00%, 02/26/19	5,018,665
		19,382,378
Federal Home Loan Bank — 2.9%
5,200,000	0.63%, 10/26/17	5,194,805
17,485,000	1.13%, 06/21/19	17,607,885
		22,802,690
Overseas Private Investment Corp. — 0.6%
4,372,985	5.14%, 12/15/23	4,796,211
		4,796,211
123

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
Private Export Funding Corp. — 0.1%
$500,000	2.25%, 12/15/17	$509,781
		509,781
Small Business Administration — 0.3%
438,553	4.73%, 02/10/19	463,847
478,977	4.11%, 03/10/20	504,436
1,671,135	4.08%, 03/10/21	1,776,614
		2,744,897
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	779,027
		779,027
Total U.S. Government Agencies (Cost $50,241,704)		51,014,984
U.S. GOVERNMENT SECURITIES — 50.8%
U.S. Treasury Notes — 50.8%
1,541,000	0.63%, 08/15/16	1,541,257
2,800,000	0.63%, 08/31/17	2,800,109
7,115,000	0.88%, 11/30/17	7,137,512
7,095,000	0.75%, 02/28/18	7,105,252
5,000,000	0.75%, 04/15/18	5,006,640
18,100,000	0.75%, 04/30/18	18,124,037
11,000,000	0.88%, 05/31/18	11,041,679
4,300,000	0.88%, 10/15/18	4,317,299
8,686,000	0.88%, 04/15/19	8,716,879
48,733,000	0.88%, 05/15/19	48,898,595
52,901,000	1.88%, 11/30/21	55,041,851
26,540,000	0.63%, 01/15/24(d)	28,659,848
78,115,000	2.38%, 08/15/24	84,126,184
85,590,000	2.00%, 02/15/25	89,662,201
22,495,000	2.25%, 11/15/25	24,054,713
Total U.S. Government Securities (Cost $384,687,840)		396,234,056
Principal
Amount		Value
GOVERNMENT BONDS — 0.2%
SOUTH KOREA — 0.2%
$1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	$1,417,662
Total Government Bonds (Cost $1,399,738)		1,417,662

Shares		Value
INVESTMENT COMPANY — 1.0%
7,445,400	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	7,445,400
Total Investment Company (Cost $7,445,400)		7,445,400
TOTAL INVESTMENTS — 99.9% (Cost $764,912,634)(a)		$779,623,176
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		821,348
NET ASSETS — 100.0%		$780,444,524

(a)	Cost for federal income tax purposes is $764,951,911 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$15,292,686
Unrealized depreciation	(621,421)
Net unrealized appreciation	$14,671,265

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $71,706,183, which is 9.19% of net assets.
(c)	Variable rate security. Rate shown is the rate as of July 31, 2016.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at July 31, 2016.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

GO — General Obligations

MTN — Medium Term Note

124

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	57.3%
Corporate Bonds	31.9
Municipal Bonds	1.8
Government Bonds	0.2
Asset Backed Securities	7.5
Collateralized Mortgage Obligations	0.2
Other*	1.1
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2016
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.6%
Alabama — 1.0%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,784,150
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,720,870
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,814,642
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,653,397
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,904,475
		19,877,534
Arizona — 0.8%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,125,224
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,383,500
2,500,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	3,085,450
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,211,370
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,163,953
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	384,745
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,091,928
500,000	City of Tempe Advance Refunding Revenue, 5.00%, 07/01/26	652,559
Principal Amount		Value
Arizona (continued)
$200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	$224,923
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,335,403
		16,659,055
Arkansas — 0.1%
2,160,000	Pulaski County Special School District School Improvements GO, (State Aid Withholding), 3.00%, 02/01/17	2,184,797
California — 4.5%
6,250,000	California State Current Refunding GO - Group C, 5.00%, 08/01/27	7,942,875
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,551,600
10,000,000	City of Los Angeles Cash Flow Management GO Notes, Series A, 2.00%, 03/30/17	10,103,900
1,150,000	City of Roseville Water Utility Advance Revenue Refunding COP, 5.00%, 12/01/22	1,417,870
22,000,000	County of Los Angeles Public Improvements GO, 3.00%, 06/30/17	22,493,900
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,665,083
1,265,000	Los Angeles Department of Water Utility Improvements Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,663,918
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,176,619
2,500,000	Sacramento Municipal Utility District Refunding Revenue - Series D, 5.00%, 08/15/27	3,335,675
1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	1,283,300

126

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
California (continued)
$1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	$1,630,642
750,000	State of California Refunding GO, 5.00%, 03/01/23	930,270
8,000,000	State of California Refunding GO, 5.00%, 03/01/24	10,109,680
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	10,227,840
3,000,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,751,560
		90,284,732
Colorado — 1.3%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	569,529
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	5,002,723
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,560,460
9,490,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/25	12,332,635
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	125,939
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,090,880
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,453,229
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,650,624
		25,786,019
Principal Amount		Value
Connecticut — 3.0%
$7,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/24	$8,671,460
8,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/25	10,034,080
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,769,383
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,519,913
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	10,101,680
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,518,500
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,054,720
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	6,248,950
3,900,000	Town of Ledyard Cash Flow Management GO Notes, 2.00%, 05/24/17	3,946,410
5,000,000	Town of Redding School Improvement Refunding GO, 2.00%, 03/15/17	5,042,600
		60,907,696
District Of Columbia — 1.1%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,711,250
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,176,890
15,000,000	Washington Metropolitan Area Transit Authority Revenue, Series A, 4.00%, 07/01/17	15,454,350
		22,342,490

127

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Florida — 1.9%
$4,790,000	County of Miami-Dade Public Improvements GO, 5.00%, 07/01/24	$6,072,954
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,268,760
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,205,200
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,434,387
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	507,989
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,076,577
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,493,820
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	5,071,360
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,102,380
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,814,148
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,335,920
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	551,039
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,003,914
		38,938,448
Georgia — 3.9%
2,000,000	Cherokee County Board of Education Advance Refunding GO, 5.00%, 08/01/23	2,488,680
Principal Amount		Value
Georgia (continued)
$750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	$923,333
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	3,289,913
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	2,592,177
15,000,000	County of Fulton Cash Flow Management GO Notes, 1.00%, 12/30/16	15,032,100
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	461,314
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,062,750
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,077,627
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,347,200
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,582,950
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,300,846
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	642,480
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,062,426
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,154,237
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,595,235

128

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Georgia (continued)
$28,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	$35,606,695
		79,219,963
Hawaii — 0.4%
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,183,840
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	426,579
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,356,900
		7,967,319
Idaho — 0.7%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,293,230
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,833,195
10,000,000	State of Idaho Cash Flow Management GO Notes, 2.00%, 06/30/17	10,130,800
		13,257,225
Illinois — 1.2%
1,250,000	Chicago Park District Alternative Revenue Source Refunding GO, 4.00%, 01/01/17	1,265,025
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	913,365
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,367,583
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,564,948
Principal Amount		Value
Illinois (continued)
$2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	$2,719,998
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,171,000
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	4,073,713
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,419,680
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,776,535
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	897,507
		23,169,354
Indiana — 2.0%
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	663,098
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	575,379
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	662,565
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,591,970
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,634,243

129

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Indiana (continued)
$8,835,000	Indiana Finance Authority Refunding Revenue Bonds, Series C, 5.00%, 06/01/27	$11,546,638
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,056,900
15,000,000	Indiana Health & Educational Facilities Financing Authority Refunding Revenue Notes, 5.00%, 11/15/39(c)	15,194,700
1,160,000	Indianapolis Local Public Improvements Bond Bank Revenue Bonds, Series B-1, 5.00%, 01/15/17	1,183,861
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	557,695
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	593,946
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,071,670
		40,332,665
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,095,848
1,500,000	State of Iowa Special Obligation Revenue Bonds, 5.00%, 06/15/26	1,947,855
		4,043,703
Kansas — 0.2%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,566,923
Principal Amount		Value
Kansas (continued)
$2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	$2,295,166
		3,862,089
Kentucky — 0.9%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,657,815
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,213,402
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	6,241,600
		18,112,817
Louisiana — 0.2%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1, 5.00%, 08/01/26	487,103
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds, 5.00%, 09/01/22	2,388,480
		2,875,583
Maine — 0.4%
4,000,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/16	4,029,320
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	2,535,345
670,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	696,552
30,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17(c)	31,209

130

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Maine (continued)
$165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	$195,075
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21(c)	5,964
		7,493,465
Maryland — 1.2%
1,200,000	County of Baltimore Refunding GO, (Special Assessment), 5.00%, 02/01/29	1,551,936
4,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	5,263,924
9,355,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/25	12,203,504
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,168,860
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,358,487
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,044,990
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,089,980
		24,681,681
Massachusetts — 10.0%
4,000,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 09/23/16	4,003,480
7,900,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 07/28/17	8,005,070
3,607,450	City of Lawrence Cash Flow Management GO Notes, (State Aid Withholding), 2.00%, 03/01/17	3,636,346
4,000,000	City of Lawrence Refunding GO Notes, Series B, 1.75%, 09/01/16	4,003,280

Principal Amount		Value
Massachusetts (continued)
$15,818,882	City of New Bedford Refunding GO Notes, 2.00%, 05/03/17	$15,981,500
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A, 5.00%, 07/01/25	9,056,670
5,705,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/27	7,532,654
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,587,283
4,000,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	4,904,280
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	10,068,390
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,798,090
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	850,000
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,647,940
5,000,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/26/16	5,002,350
4,500,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	4,500,450
5,300,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/11/17	5,367,522
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,072,102

131

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	$612,495
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,500,000
5,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 06/30/17	5,058,500
1,450,000	Metrowest Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 09/23/16	1,449,855
13,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	13,000,910
19,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/04/17	19,241,300
6,000,000	Town of Arlington Cash Flow Management GO Notes, Series A, 2.00%, 11/10/16	6,025,200
3,685,000	Town of Canton Public Improvements GO, 2.00%, 03/24/17	3,720,818
10,379,952	Town of Marblehead MA Refunding GO Notes, 2.00%, 08/04/17	10,527,347
1,430,000	Town of Northborough Cash Flow Management GO Notes, 2.00%, 06/16/17	1,446,645
18,395,000	Town of Winchester Cash Flow Management GO Notes, 2.00%, 10/28/16	18,465,637
7,500,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 06/30/17	7,589,175
		202,655,289
Michigan — 1.0%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	243,161
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	672,294
Principal Amount		Value
Michigan (continued)
$1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	$1,539,837
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,224,120
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	430,275
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	277,865
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,302,537
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,474,578
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,358,000
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,356,100
5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	5,064,600
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	4,932,219
		20,875,586

Minnesota — 1.4%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,900,522
910,000	Rockford Independent School District No. 883 Refunding GO (School District Credit Program), 5.00%, 02/01/17	929,874
4,000,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A, 5.00%, 02/01/25	5,120,000
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,163,994

132

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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Minnesota (continued)
$1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	$2,242,706
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,229,960
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,749,623
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,415,958
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,608,575
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,180,510
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,256,900
		28,798,622
Mississippi — 0.3%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue, 5.00%, 12/01/23	804,759
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	1,962,366
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program), 5.00%, 01/01/23	695,007
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	376,498
2,000,000	State of Mississippi Public Improvements Revenue Bonds, Series E, 2.00%, 10/15/16	2,005,420
Principal Amount		Value
Mississippi (continued)
$830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A, 5.00%, 10/01/25	$1,058,200
		6,902,250
Missouri — 0.9%
570,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	651,806
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	346,481
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,870,814
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	5,074,600
915,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,178,017
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,516,097
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,390,280
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	306,047
850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,074,851

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Missouri (continued)
$1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	$2,248,200
		18,657,193
Montana — 0.1%
2,625,000	Montana Department of Transportation Advance Refunding Revenue Bonds, 4.00%, 06/01/17	2,697,450
Nevada — 0.2%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,962,146
New Hampshire — 0.4%
6,375,000	County of Merrimack Cash Flow Management GO, 1.75%, 12/29/16	6,402,859
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,520,630
		8,923,489
New Jersey — 3.1%
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	243,107
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	209,435
1,150,000	Burlington County Bridge Commission Governmental Leasing Refunding Revenue Notes, Series A, 2.00%, 04/26/17	1,162,374
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,097,900
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	246,447
Principal Amount		Value
New Jersey (continued)
$3,175,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series XX, 5.00%, 06/15/23	$3,629,819
795,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 12/15/16(c)	808,205
560,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 12/15/16	568,882
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	1,165,014
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	433,477
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	12,245,626
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	506,333
1,000,000	New Jersey Educational Facilities Authority University and College Improvements Revenue Bonds, 5.00%, 06/15/23	1,117,320
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(c)	25,087
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,164,188
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(c)	15,053

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
New Jersey (continued)
$40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	$43,585
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,479,582
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,685,981
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,303,860
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,749,030
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	543,619
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	839,594
750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	831,548
4,320,000	Township of Mendham GO Refunding Notes, 2.00%, 05/18/17	4,366,872
11,814,691	Township of Wayne GO Refunding Notes, 2.00%, 07/14/17	11,974,780
		61,456,718
New Mexico — 0.4%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,001,170
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	258,453
Principal
Amount		Value
New Mexico (continued)
$800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	$800,000
6,210,000	State of New Mexico, University and College Improvements GO, 5.00%, 03/01/17	6,372,081
		8,431,704
New York — 21.9%
7,500,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	9,496,500
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	12,636,100
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,225,500
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,057,638
8,240,000	City of New York Refunding Bonds GO, Series C, 5.00%, 08/01/25	10,634,132
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,225,500
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,152,746
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	792,032
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,955,227
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	1,870,000
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,180,400
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,451,000
2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	2,980,600
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,542,435

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	$3,360,000
4,500,000	County of Rockland Cash Flow Management Refunding GO, 2.00%, 03/16/17	4,536,270
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	507,838
2,799,000	County of Tompkins Public Improvements GO Notes, 2.00%, 07/07/17	2,834,827
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,153,200
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,919,300
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B, 5.00%, 11/15/34(b)	5,683,250
650,000	Metropolitan Transportation Authority Cash Flow Management Revenue Notes, Series A-2C, 2.00%, 02/01/17	654,921
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,308,191
8,500,000	Metropolitan Transportation Authority Refunding Revenue, Series B, OID, (BHAC, AGM), 4.50%, 11/15/36(c)	8,599,025
15,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A-1C, 2.00%, 10/01/16	15,038,400
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,290,205
4,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series 2016A-1E/A-2B, 2.00%, 10/01/16	4,010,240
Principal
Amount		Value
New York (continued)
$2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	$2,731,950
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,271,175
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	3,177,025
11,030,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	14,198,588
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,697,436
1,605,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22	1,791,790
595,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22(c)	664,074
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,297,773
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	813,320
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,183,600
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,321,964

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	$1,189,607
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,922,125
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,026,789
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,849,675
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,841,231
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	239,776
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	4,806,690
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	570,883
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	704,400
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,472,985
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17(d)	721,091
Principal
Amount		Value
New York (continued)
$5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	$5,337,966
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	12,001,100
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	11,338,964
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	9,454,489
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	17,698,240
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	912,060
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	16,329
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,843,260
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue, 5.00%, 07/01/25	1,269,900
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,291,502
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,655,600
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	5,230,576

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A (NATL-IBC), 5.88%, 05/15/17	$797,535
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,565,060
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,237,792
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,714,936
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,112,440
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	2,930,285
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue, 5.00%, 06/15/25	4,879,200
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	4,157,580
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20(c)	3,500,384
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21(c)	2,745,614
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	2,724,309
Principal
Amount		Value
New York (continued)
$1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	$1,459,732
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,644,772
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,559,200
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,117,151
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	411,191
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,365,040
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,528,320
6,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	8,626,867
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,013,400
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,710,317
3,550,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 189, 5.00%, 05/01/23	4,413,609
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	18,453,880

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$4,015,000	Town of North Hempstead Cash Flow Management Refunding GO, Series B, 2.00%, 04/04/17	$4,056,515
4,700,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	6,134,722
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,788,543
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,984,880
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,016,870
6,500,000	Wappingers Central School District GO Refunding Notes, Series A (State Aid Withholding), 1.50%, 12/15/16	6,522,425
		442,811,979
North Carolina — 1.8%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	781,606
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,074,715
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,496,801
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,020,125
880,000	City of Charlotte NC Storm Water Current Refunding Revenue, 5.00%, 12/01/22	1,086,791
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,738,057
3,325,000	County of Wake Advance Refunding Revenue, Series A, 5.00%, 12/01/26	4,378,659
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	2,925,768
Principal
Amount		Value
North Carolina (continued)
$615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	$632,860
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	717,289
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	799,133
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	1,292,500
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	389,323
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,393,620
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,694,000
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,637,204
		37,058,451
Ohio — 2.8%
5,800,000	City of Columbus Cash Flow Management GO Notes, 1.75%, 08/04/17	5,870,934
2,500,000	City of Columbus GO, Series A, 5.00%, 02/15/22	3,033,975
3,500,000	City of Columbus GO, Series A, 4.00%, 08/15/25	4,236,400
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,509,580
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,355,464
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,264,080
1,665,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	2,098,782

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
Ohio (continued)
$1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	$1,250,660
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,581,658
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	6,107,250
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,952,860
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	394,054
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,050,470
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	266,452
6,630,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 4.00%, 12/15/17	6,927,090
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/20	2,339,040
2,000,000	State of Ohio Mental Health Facility Improvements Revenue, 5.00%, 06/01/25	2,567,180
2,465,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	3,088,300
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	499,999
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A, 5.00%, 06/01/26	2,601,280
Principal
Amount		Value
Ohio (continued)
$1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	$1,794,218
		55,789,726
Oklahoma — 0.3%
1,795,000	University of Oklahoma Refunding Revenue Bonds, Series A, 3.00%, 07/01/17	1,833,251
2,500,000	University of Oklahoma Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	3,174,750
		5,008,001
Oregon — 0.6%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	579,249
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,344,005
400,000	Clackamas County School District No 86 Canby Refunding Revenue Bonds GO, Series A, (School Board GTY), 3.00%, 06/15/17	408,531
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	845,726
5,500,000	State of Oregon Cash Flow Management GO Notes, Series A, 2.00%, 06/30/17	5,574,030
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,920,654
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,292,444
		12,964,639

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal
Amount		Value
Pennsylvania — 0.3%
$1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	$1,286,180
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B, 5.00%, 09/01/26	3,923,040
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A, 5.00%, 09/01/26	1,621,523
		6,830,743
Rhode Island — 0.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	8,511,109
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,599,760
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	747,187
		12,858,056
South Carolina — 2.7%
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds, 5.00%, 01/01/24	2,366,088
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,479,262
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	898,058
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,235,548
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,873,596
Principal
Amount		Value
South Carolina (continued)
$4,060,000	Lexington County School District No 2 School Improvements GO (South Carolina School District), 5.00%, 03/01/26	$5,277,026
5,000,000	Richland County School District No 1 School Improvements GO Notes (South Carolina School District), 2.00%, 03/01/17	5,042,350
10,000,000	South Carolina Association of Governmental Organizations Cash Flow Management Certificate of Participation, (South Carolina School District), 2.00%, 04/14/17	10,102,300
16,420,000	South Carolina Association of Governmental Organizations Cash Flow Management Certificate of Participation, (South Carolina School District) Series A, 3.00%, 03/01/17	16,662,195
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	367,355
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	756,976
3,500,000	Town of Lexington Waterworks & Sewer System Refunding Revenue Notes, 2.50%, 12/01/16	3,519,145
		54,579,899
Tennessee — 0.4%
5,000,000	Metropolitan Government of Nashville & Davidson County Advance Refunding GO, 5.00%, 01/01/25	6,414,350
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,151,433
		7,565,783
Texas — 16.1%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,297,437

141

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,630,000	Alief Independent School District School Improvements Refunding GO, (PSF-GTD), 5.00%, 02/15/25	$4,620,736
4,340,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	5,573,081
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	800,000
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	421,295
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,387,234
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	2,071,638
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/25	1,289,580
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,200,200
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	5,131,932
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,170,854
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,544,178
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	2,143,836
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,641,061
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	1,031,292
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	439,999
Principal Amount		Value
Texas (continued)
$1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	$1,556,188
6,635,000	City of Fort Worth General Purpose Refunding GO, 5.00%, 03/01/17	6,808,970
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue, 5.00%, 02/15/25	6,549,225
300,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	359,963
1,325,000	City of Lubbock Prerefunded Public Improvements GO, 5.25%, 02/15/20(c)	1,476,832
450,000	City of Lubbock Unrefunded Public Improvements GO, 5.25%, 02/15/20	503,487
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/25	2,852,774
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/26	3,040,931
2,440,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	3,046,682
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,533,221
2,850,000	City Public Service Board of San Antonio Electric & Gas Refunding Revenue, 5.00%, 02/01/26	3,700,383
1,430,000	Clear Creek Independent School District GO, (PSF-GTD), Series B, 3.00%, 02/15/35(b)	1,464,306
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,942,564
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,535,467
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	260,328

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	$2,712,257
4,410,000	County of Bexar Refunding GO, 5.00%, 06/15/22	5,350,962
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	852,566
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,893,330
1,590,000	County of Harris Advance Refunding Revenue, Series A, 5.00%, 08/15/25	2,050,718
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,182,210
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	454,319
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,115,739
3,140,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-1 (PSF-GTD), 2.00%, 02/15/40(b)	3,141,570
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,096,240
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,544,240
4,450,000	Dallas Independent School District School Improvement School Building GO, (PSF-GTD), Series B-1, 3.00%, 02/15/36(b)	4,506,560
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,343,866
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	250,958
8,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)(d)	8,930,065
Principal Amount		Value
Texas (continued)
$1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	$1,378,145
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,439,822
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,807,810
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,888,170
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	529,849
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	7,583,700
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,101,294
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	277,873
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/25	3,236,625
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,777,024
13,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	13,311,870
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,136,970
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/27	3,549,000

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	$500,679
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,218,406
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	4,814,888
6,000,000	Houston Independent School District School Improvements GO, Series 2014A-1A, (PSF- GTD), 2.00%, 06/01/39(b)(d)	6,067,740
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	3,084,781
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	736,024
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	639,679
5,000,000	Klein Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/01/26	6,404,400
1,750,000	Lamar Consolidated Independent School District School Improvements GO, Series A, (PSF-GTD), 2.00%, 08/15/47(b)	1,750,875
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,292,338
1,760,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,212,936
1,335,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	1,734,846
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,446,276
Principal Amount		Value
Texas (continued)
$1,085,000	Mercedes Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	$1,320,738
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/23	1,248,049
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/24	1,341,621
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	1,425,173
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/23	1,782,040
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/25	2,118,501
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/26	762,384
1,405,000	Mission Consolidated Independent School District Refunding Revenve Bonds, (PSF-GTD), 3.25%, 02/15/17	1,426,005
35,360,000	North East Independent School District School Improvements GO, Series B, (PSF-GTD), 2.00%, 08/01/42(b)	35,360,000
1,505,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	1,982,461
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,407,113
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	301,903
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,131,807
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	945,668

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	$1,879,471
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	3,305,615
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,268,360
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18(c)	277,105
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	272,155
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,122,377
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,262,056
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,358,746
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,282,970
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	905,826
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	156,158
1,450,000	Spring Independent School District Advance Refunding GO (PSF-GTD), 5.00%, 08/15/27	1,880,360
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/26	1,308,590
2,695,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/01/20	3,148,865
Principal Amount		Value
Texas (continued)
$6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	$8,371,675
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,428,892
6,950,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/20	8,123,577
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	7,396,007
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,102,164
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,151,575
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,963,657
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	612,869
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	2,100,336
1,235,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,574,921
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,701,368
220,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/20(c)	253,444
420,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/21(c)	498,212
1,480,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/20	1,697,974

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,810,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/21	$3,321,926
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,172,006
2,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	2,503,460
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	153,564
1,940,000	Waco Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/27	2,536,589
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	800,179
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,753,600
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,488,796
		324,432,202
Utah — 0.8%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,237,655
13,000,000	Salt Lake City Corp Cash Flow Management GO Notes, 2.00%, 06/30/17	13,168,870
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,371,071
		16,777,596
Virginia — 3.2%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	187,310
Principal Amount		Value
Virginia (continued)
$5,000,000	County of Arlington Refunding GO, Series B, 5.00%, 08/15/25	$6,562,000
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	624,347
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,523,786
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,490,639
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A, 5.00%, 09/01/28	1,295,850
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program), 5.00%, 09/01/21	2,325,840
6,450,000	Virginia Commonwealth Transportation Board Current Refunding Revenue, 5.00%, 05/15/17	6,678,653
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	6,022,900
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,945,527
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,406,613
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	3,121,251
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 08/01/25	6,481,950

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Virginia (continued)
$8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	$8,263,837
1,500,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	1,988,415
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,473,334
10,000,000	Virginia Resources Authority Refunding Revenue Bonds, Series B, 5.00%, 10/01/25	12,784,800
		65,177,052
Washington — 3.1%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,232,470
430,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/23	535,750
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	103,567
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,349,208
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,672,384
1,390,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,782,022
5,500,000	Energy Northwest Refunding Revenue Bonds, 5.00%, 07/01/25	7,121,235
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	811,824
Principal Amount		Value
Washington (continued)
$680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	$733,523
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,336,309
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,650,120
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,487,425
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	954,098
2,820,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	3,520,178
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	6,308,900
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,443,068
5,000,000	State of Washington Advance Refunding GO, Series B, 5.00%, 07/01/26	6,419,300
1,000,000	State of Washington Public Improvements Advance Refunding COP, (State Higher Education Intercept Program), 3.00%, 07/01/17	1,023,160
2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	2,432,400
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	9,407,906
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,659,923
325,000	Washington Health Care Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/15/24	409,383

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Principal Amount		Value
Washington (continued)
$4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	$5,661,810
		62,055,963
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	129,128
Wisconsin — 0.2%
3,000,000	Milwaukee Redevelopment Authority Public Schools Refunding Revenue Bonds, 4.00%, 08/01/16	3,000,000
Total Municipal Bonds (Cost $1,919,589,183)		1,971,396,300
U.S. GOVERNMENT SECURITIES — 2.8%
U.S. Treasury Notes — 2.8%
46,500,000	0.63%, 05/31/2017	46,518,182
10,000,000	2.00%, 08/15/2025	10,475,000
Total U.S. Government Securities (Cost $56,908,087)		56,993,182
Shares		Value
INVESTMENT COMPANY — 2.6%
52,601,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$52,601,200
Total Investment Company (Cost $52,601,200)		52,601,200
TOTAL INVESTMENTS — 103.0% (Cost $2,029,098,470)(a)		$2,080,990,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(60,911,575)
NET ASSETS — 100.0%		$2,020,079,107

(a)	Cost for federal income tax purposes is $2,029,302,705 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$52,700,198
Unrealized depreciation	(1,012,221)
Net unrealized appreciation	$51,687,977

(b)	Variable rate security. Rate shown is the rate as of July 31, 2016.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at July 31, 2016.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

BAM — Build America Mutual Assurance Co.

BHAC — Berkshire Hathaway Assurance Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

NATL-IBC — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2016
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.0%
Arizona	0.8%
Arkansas	0.1%
California	4.5%
Colorado	1.3%
Connecticut	3.0%
District Of Columbia	1.1%
Florida	1.9%
Georgia	3.9%
Hawaii	0.4%
Idaho	0.7%
Illinois	1.2%
Indiana	2.0%
Iowa	0.2%
Kansas	0.2%
Kentucky	0.9%
Louisiana	0.2%
Maine	0.4%
Maryland	1.2%
Massachusetts	10.0%
Michigan	1.0%
Minnesota	1.4%
Mississippi	0.3%
Missouri	0.9%
Montana	0.1%
Nevada	0.2%
New Hampshire	0.4%
New Jersey	3.1%
New Mexico	0.4%
New York	21.9%
North Carolina	1.8%
Ohio	2.8%
Oklahoma	0.3%
Oregon	0.6%
Pennsylvania	0.3%
Rhode Island	0.6%
South Carolina	2.7%
Tennessee	0.4%
Texas	16.1%
Utah	0.8%
Virginia	3.2%
Washington	3.1%
West Virginia	0.0%
Wisconsin	0.2%
Other*	2.4%
100.0%

*	Includes cash and equivalents, investment company, U.S. Government Securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

149

Old Westbury Funds, Inc.
Notes To Financial Statements
July 31, 2016 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2016, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”) or the (“Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of July 31, 2016, the Subsidiary represented $76,069,584 or 1.28% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

150

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

In August 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under GAAP, a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available.

151

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 32 days during the period ended July 31, 2016. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2016, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2016.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

152

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of October 31, 2015, the Strategic Opportunities Fund held no collectibles.

F. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

153

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

154

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•        Level 1 - quoted prices in active markets for identical securities.

•        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•        Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

155

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

The summary of inputs used to value the Funds’ investments as of July 31, 2016 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)	Total
Large Cap Core Fund
Equity Securities(b)	$1,171,980,149(a	)	$8,736,431		$—	$1,180,716,580
Investment Company	72,184,600		—		—	72,184,600
Total	$1,244,164,749		$8,736,431		$—	$1,252,901,180

Large Cap Strategies Fund
Equity Securities:(b)	$13,820,247,286(a	)	$99,249,846(e	)	$—	$13,919,497,132
Master Limited Partnerships	23,118,489		—		—	23,118,489
Preferred Stocks	6,267,687		—		—	6,267,687
Exchange Traded Funds	412,569,770(a	)	—		—	412,569,770
U.S. Government Agencies	—		120,990,569		—	120,990,569
Investment Company	400,786,800		—		—	400,786,800
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(16,659,468)		—	(16,659,468)
Total	$14,662,990,032		$203,580,947		$—	$14,866,570,979

Small & Mid Cap Fund
Equity Securities:(b)
Australia	$105,402,602		$56,072		$3,419,445	$108,878,119
Austria	7,969,583		—		—	7,969,583
Belgium	11,830,934		—		—	11,830,934
Bermuda	52,167,355		—		—	52,167,355
Brazil	15,493,281		1,908		40,908	15,536,097
Cambodia	284,182		—		—	284,182
Canada	132,294,227		6,755		—	132,300,982
Chile	2,562,294		—		—	2,562,294
China	64,728,920		—		271,391	65,000,311
Curacao	—		2,472,624		—	2,472,624
Denmark	34,266,630		—		—	34,266,630
Faeroe Islands	300,155		—		—	300,155
Finland	18,903,164		—		1,041	18,904,205
France	86,462,693		—		—	86,462,693
Germany	107,854,842		—		—	107,854,842
Gibraltar	69,698		—		—	69,698
Greece	740,883		—		—	740,883
Guernsey	2,886		—		—	2,886
Hong Kong	68,282,795		20,571		329,500	68,632,866
Hungary	61,051		—		—	61,051
India	69,040,878		—		43,735	69,084,613
Indonesia	25,393,465		—		3,722	25,397,187
Ireland	25,971,326		—		—	25,971,326
Isle of Man	132,497		—		—	132,497
Israel	78,304,522		—		—	78,304,522
Italy	19,353,122		—		—	19,353,122
Japan	359,970,126		—		—	359,970,126
Jersey Channel Islands	5,032,235		—		—	5,032,235
Luxembourg	13,047,773		—		—	13,047,773
Malaysia	21,431,921		—		—	21,431,921
Malta	359,332		—		—	359,332
Martinique	144,875		—		—	144,875
156

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(d)	Total
Mexico	20,303,130	350,450	635,962	21,289,542
Monaco	$242,887	$—	$—	$242,887
Mongolia	3,069	—	—	3,069
Netherlands	33,096,543	—	—	33,096,543
New Zealand	43,250,162	—	—	43,250,162
Norway	4,532,064	—	—	4,532,064
Peru	3,600,491	—	—	3,600,491
Philippines	11,802,336	—	—	11,802,336
Poland	2,837,027	—	—	2,837,027
Portugal	2,291,595	—	—	2,291,595
Singapore	67,097,243	—	—	67,097,243
South Africa	26,447,219	—	459	26,447,678
South Korea	53,674,153	—	58,818	53,732,971
Spain	20,600,806	9,386	—	20,610,192
Sweden	58,310,101		—	58,310,101
Switzerland	87,360,683	—	—	87,360,683
Taiwan	43,065,687	—	480	43,066,167
Thailand	—	13,012,106		13,012,106
Turkey	2,430,672	—	—	2,430,672
Ukraine	186,943	—	—	186,943
United Arab Emirates	60,098	—	—	60,098
United Kingdom	220,993,280			220,993,280
United States	2,949,679,041	—	—	2,949,679,041
Total Equities	$4,979,725,477	$15,929,872	$4,805,461	$5,000,460,810
Exchange Traded Funds	361,359,838	—	—	361,359,838
Investment Company	42,750,200	—	—	42,750,200
Rights/Warrants
Hong Kong	14,520	13,946	—	28,466
Malaysia	71,270	—	—	71,270
Singapore	4,367	—	—	4,367
Spain	2	—	—	2
Thailand	—	30,436	—	30,436
Total Rights/Warrants	$90,159	$44,382	$—	$134,541
157

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)		Total
U.S. Government Agencies	$—		$61,494,530		$—		$61,494,530
U.S. Government Securities	—		23,499,789		—		23,499,789
Cash Sweep	78,827,806		—		—		78,827,806

Other financial instruments - Assets*:
Foreign currency exchange contracts	—		1,768,983		—		1,768,983
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—		(1,414,333)		—		(1,414,333)
Total	$5,462,753,480		$101,323,223		$4,805,461		$5,568,882,164

Strategic Opportunities Fund
Equity Securities:(b)
Belgium	$4,714,349		$—		$—		$4,714,349
Bermuda	25,987,704		—		—		25,987,704
Canada	8,388,303		—		—		8,388,303
China	20,956,815		—		—		20,956,815
Hong Kong	27,231,304		—		44,408		27,275,712
Japan	87,609,284		—		—		87,609,284
Malaysia	4,344,217		—		—		4,344,217
Morroco and Antilles	5,280,282		—		—		5,280,282
Pakistan	9,682,857		—		—		9,682,857
Qatar	2,597,350		—		—		2,597,350
Singapore	8,899,308		—		—		8,899,308
South Africa	4,545,447		—		—		4,545,447
South Korea	12,626,770		—		—		12,626,770
Switzerland	10,994,763		—		—		10,994,763
Taiwan	8,149,504		—		—		8,149,504
Thailand	—		340,460		—		340,460
United Arab Emirates	9,241,739						9,241,739
United Kingdom	9,873,567		—		—		9,873,567
United States	335,865,258		—		258,750		336,124,008
Total Equities	$596,988,821		$340,460		$303,158		$597,632,439
Master Limited Partnerships	$36,457,925		$—		$—		$36,457,925
Closed-End Funds	371,984,850(a	)	—		—		371,984,850
Exchange Traded Funds	324,521,480(a	)	—		—		324,521,480
Preferred Stock	12,489,770(a	)	—		—		12,489,770
Bank Loans	—		3,860,000(a	)	—		3,860,000
Corporate Bonds	—		517,142,529(a	)	2,177,385(c	)	519,319,914
Government Bonds	—		117,668,795(a	)	—		117,668,795
Asset-Backed Securities	—		651,036,162(a	)	—		651,036,162
Non-Agency Mortgage-Backed Securities	—		542,062,651(a	)	—		542,062,651
U.S. Government Agencies	—		2,491,099,168		—		2,491,099,168
U.S. Government Securities	—		63,195,084		—		63,195,084
Cash Sweep	162,338,333		—		—		162,338,333
Securities Sold Short	(21,651,315)		—		—		(21,651,315)
Other financial instruments - Assets*:
Commodity contracts	4,725,928		915,848		—		5,641,776
Equity contracts	3,504,966		161,776,476		—		165,281,442
Foreign exchange currency contracts	—		15,827,580		—		15,827,580
158

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
	Quoted Prices	Inputs		Inputs(d)	Total

Other financial instruments - Liabilities*:
Commodity contracts	$(2,516,975)	$(1,269,318)		$—	$(3,786,293)
Equity contracts	(10,112,998)	(39,908,277)		—	(50,021,275)
Interest rate contracts	(61,865)	(6,952,865)		—	(7,014,730)
Foreign exchange currency contracts	—	(24,401,380)		—	(24,401,380)
Total	$1,478,668,920	$4,492,392,913		$2,480,543	$5,973,542,376

Fixed Income Fund
Corporate Bonds	$—	$248,958,836(a	)	$—	$248,958,836
Asset-Backed Securities	—	58,830,350(a	)	—	58,830,350
Municipal Bonds	—	13,851,833(a	)	—	13,851,833
Collateralized Mortgage Obligations	—	1,870,055(a	)	—	1,870,055
U.S. Government Agencies	—	51,014,984		—	51,014,984
U.S. Government Securities	—	396,234,056		—	396,234,056
Government Bonds	—	1,417,662(a	)	—	1,417,662
Investment Company	7,445,400	—		—	7,445,400
Total	$7,445,400	$772,177,776		$—	$779,623,176

Municipal Bond Fund
Municipal Bonds	$—	$1,971,396,300(a	)	$—	$1,971,396,300
U.S. Government Securities	—	56,993,182		—	56,993,182
Investment Company	52,601,200	—		—	52,601,200
Total	$52,601,200	$2,028,389,482		$—	$2,080,990,682

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At July 31, 2016, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund were transferred from Level 2 into Level 1 in the amount of $966,099, and from Level 1 into Level 2 in the amount of $144,070.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended July 31, 2016. There were transfers into Level 3 of $3,817,787 and out of Level 3 in the amount of $1,460,503 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of July 31, 2016, the percentage of NAV was 0.09% and 0.04% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk

159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended July 31, 2016.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

160

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of July 31, 2016
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$16,659,468
Total		$—		$16,659,468

Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,768,983	Unrealized depreciation on forward foreign currency exchange contracts	$1,414,333
Total		$1,768,983		$1,414,333

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Investments, at value (purchased options)	$1,797,120	Written option contracts, at value	$228,690
	Unrealized appreciation on swap contracts	915,848	Unrealized depreciation on swap contracts	1,269,318
			Variation margin	672,417
Interest Rate Risk			Unrealized depreciation on swap contracts	6,952,865
Equity Risk.	Unrealized appreciation on swap contracts	11,070,325	Unrealized depreciation on swap contracts	629,614
	Structured option contracts, at value	150,706,151	Structured option contracts, at value	39,278,663
	Investments, at value (purchased options)	3,504,966	Written option contracts, at value	1,778,750
Foreign Currency Exchange Risk	Structured option contracts, at value	3,649,852	Structured option contracts, at value	6,838,376
	Unrealized appreciation on forward foreign currency exchange contracts	12,177,728	Unrealized depreciation on forward foreign currency exchange contracts	17,563,004
Total		$183,821,990		$75,211,697

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a future commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of July 31, 2016, the Large Cap Strategies Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	104,799,809	Euro	93,780,749	Bank of New York Mellon Corp.	10/07/16	$(367,156)
U.S. Dollar	202,135,681	Japanese Yen	21,583,765,000	Bank of New York Mellon Corp.	09/13/16	(9,770,100)
U.S. Dollar	209,828,455	Japanese Yen	21,995,058,000	Barclays Plc	10/31/16	(6,522,212)
						$(16,659,468)

As of July 31, 2016, the Small & Mid Cap Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	136,151,997	Euro	120,000,000	Bank of New York Mellon Corp.	09/07/16	$1,768,983
U.S. Dollar	103,422,891	Euro	92,826,719	Citibank, N.A.	10/11/16	(691,867)
U.S. Dollar	27,283,506	New Zealand Dollar	38,937,500	Citibank, N.A.	10/28/16	(722,466)
						$354,650

As of July 31, 2016, the Strategic Opportunities Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	4,144,350	Euro	3,769,750	Bank of America N.A.	08/29/16	$(75,407)
U.S. Dollar	6,496,639	Euro	5,887,250	Bank of America N.A.	10/31/16	(112,253)
U.S. Dollar	1,884,188	Japanese Yen	205,823,000	Bank of America N.A.	11/28/16	(142,962)
Canadian Dollar	13,051,920	U.S. Dollar	10,000,000	Bank of New York Mellon Corp.	08/26/16	(1,621)
U.S. Dollar	5,000,000	Canadian Dollar	6,450,535	Bank of New York Mellon Corp.	08/26/16	58,590
U.S. Dollar	1,500,000	Canadian Dollar	1,901,886	Bank of New York Mellon Corp.	08/26/16	43,067
U.S. Dollar	1,000,000	Canadian Dollar	1,277,027	Bank of New York Mellon Corp.	08/26/16	21,738
Swedish Krona	164,370,000	U.S. Dollar	19,172,158	Bank of New York Mellon Corp.	09/30/16	99,596
United Kingdom Pound	32,959,125	U.S. Dollar	43,282,714	Bank of New York Mellon Corp.	09/30/16	386,185
U.S. Dollar	382,751	Japanese Yen	47,210,000	Barclays Bank Plc	08/12/16	(80,159)
Singapore Dollar	1,151,000	U.S. Dollar	818,227	Barclays Bank Plc	08/17/16	40,148
U.S. Dollar	813,629	Singapore Dollar	1,151,000	Barclays Bank Plc	08/17/16	(44,747)
Canadian Dollar	12,000,000	U.S. Dollar	9,565,709	Barclays Bank Plc	08/19/16	(373,583)
Japanese Yen	1,603,564,500	U.S. Dollar	15,000,000	Barclays Bank Plc	08/19/16	727,308
South African Rand	108,658,200	U.S. Dollar	7,049,273	Barclays Bank Plc	08/19/16	744,857
Swedish Krona	43,218,820	U.S. Dollar	5,375,448	Barclays Bank Plc	08/19/16	(319,610)
162

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Swiss Franc	7,221,960	U.S. Dollar	7,500,000	Barclays Bank Plc	08/19/16	$(39,110)
U.S. Dollar	14,724,340	Japanese Yen	1,603,564,500	Barclays Bank Plc	08/19/16	(1,002,968)
U.S. Dollar	7,000,000	South African Rand	108,658,200	Barclays Bank Plc	08/19/16	(794,130)
U.S. Dollar	5,250,806	Swedish Krona	43,218,820	Barclays Bank Plc	08/19/16	194,968
U.S. Dollar	7,369,497	Swiss Franc	7,221,960	Barclays Bank Plc	08/19/16	(91,392)
U.S. Dollar	598,931	Japanese Yen	73,417,000	Barclays Bank Plc	08/24/16	(121,247)
Swiss Franc	9,657,700	U.S. Dollar	10,000,000	Barclays Bank Plc	08/26/16	(18,579)
Turkish Lira	15,211,840	U.S. Dollar	5,017,564	Barclays Bank Plc	08/26/16	40,134
U.S. Dollar	5,000,000	Turkish Lira	15,211,840	Barclays Bank Plc	08/26/16	(57,699)
U.S. Dollar	3,994,201	Japanese Yen	447,710,000	Barclays Bank Plc	08/31/16	(398,778)
U.S. Dollar	2,108,890	Japanese Yen	238,049,400	Barclays Bank Plc	09/09/16	(227,820)
Japanese Yen	1,110,500,000	U.S. Dollar	10,511,520	Barclays Bank Plc	09/20/16	394,608
U.S. Dollar	211,359	Japanese Yen	25,530,000	Barclays Bank Plc	09/20/16	(39,369)
U.S. Dollar	10,853,237	Japanese Yen	1,110,500,000	Barclays Bank Plc	09/20/16	(52,890)
U.S. Dollar	1,305,680	Japanese Yen	146,370,000	Barclays Bank Plc	09/26/16	(132,195)
Brazil Real	6,232,000	U.S. Dollar	1,778,793	Barclays Bank Plc	09/30/16	103,431
Canadian Dollar	6,051,795	U.S. Dollar	4,723,714	Barclays Bank Plc	09/30/16	(87,168)
Indonesian Rupiah	150,000,000,000	U.S. Dollar	11,103,709	Barclays Bank Plc	09/30/16	270,084
Japanese Yen	1,058,871,000	U.S. Dollar	10,163,617	Barclays Bank Plc	09/30/16	239,848
Swiss Franc	9,644,100	U.S. Dollar	9,737,266	Barclays Bank Plc	09/30/16	249,178
Swiss Franc	9,474,090	U.S. Dollar	9,927,259	Barclays Bank Plc	09/30/16	(116,860)
U.S. Dollar	4,912,104	Canadian Dollar	6,398,900	Barclays Bank Plc	09/30/16	9,627
U.S. Dollar	4,642,880	Canadian Dollar	6,051,795	Barclays Bank Plc	09/30/16	6,335
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	398,114	Barclays Bank Plc	10/24/16	(2,123)
Brazil Real	18,812,500	U.S. Dollar	5,637,549	Barclays Bank Plc	10/31/16	(9,559)
Japanese Yen	1,268,412,000	U.S. Dollar	12,000,000	Barclays Bank Plc	10/31/16	476,520
U.S. Dollar	3,938,860	Japanese Yen	393,370,000	Barclays Bank Plc	01/11/17	56,706
U.S. Dollar	1,240,300	Japanese Yen	137,140,000	Barclays Bank Plc	02/27/17	(116,042)
U.S. Dollar	1,785,788	Japanese Yen	185,480,000	Barclays Bank Plc	07/31/17	(60,236)
U.S. Dollar	7,500,000	Singapore Dollar	10,216,710	Citibank, N.A.	08/05/16	(120,000)
U.S. Dollar	375,468	Euro	341,847	Citibank, N.A.	08/10/16	(6,899)
U.S. Dollar	438,878	Euro	398,462	Citibank, N.A.	08/29/16	(7,150)
U.S. Dollar	1,230,228	Euro	1,080,000	Citibank, N.A.	09/09/16	20,665
Indian Rupee	12,050,000	U.S. Dollar	178,505	Citibank, N.A.	09/14/16	823
U.S. Dollar	2,282,884	Australian Dollar	3,169,000	Citibank, N.A.	09/14/16	(121,584)
Canadian Dollar	18,704,400	U.S. Dollar	14,566,950	Citibank, N.A.	09/19/16	(237,216)
U.S. Dollar	1,289,098	South Korean Won	1,562,000,000	Citibank, N.A.	09/19/16	(114,507)
U.S. Dollar	13,980,065	United Kingdom Pound	10,620,345	Citibank, N.A.	09/19/16	(88,315)
United Kingdom Pound	10,620,345	U.S. Dollar	15,015,628	Citibank, N.A.	09/19/16	(947,249)
Mexican Peso	177,766,190	U.S. Dollar	10,000,000	Citibank, N.A.	09/23/16	(576,424)
U.S. Dollar	5,000,000	Mexican Peso	87,893,890	Citibank, N.A.	09/23/16	340,651
U.S. Dollar	7,876,737	Mexican Peso	150,000,000	Citibank, N.A.	09/23/16	(74,923)
Euro	17,635,736	U.S. Dollar	19,980,443	Citibank, N.A.	09/30/16	(209,363)
Japanese Yen	2,939,349,500	U.S. Dollar	27,915,853	Citibank, N.A.	09/30/16	963,415
U.S. Dollar	1,103,100	Euro	999,800	Citibank, N.A.	10/31/16	(19,253)
163

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	4,500,443	Euro	4,079,000	Citibank, N.A.	10/31/16	$(78,549)
U.S. Dollar	1,339,549	South Korean Won	1,566,000,000	Citibank, N.A.	11/14/16	(67,568)
U.S. Dollar	335,014	South Korean Won	392,000,000	Citibank, N.A.	11/16/16	(17,214)
U.S. Dollar	823,798	Australian Dollar	1,138,000	Citibank, N.A.	11/21/16	(37,895)
U.S. Dollar	1,632,977	Japanese Yen	177,080,000	Citibank, N.A.	11/21/16	(110,522)
U.S. Dollar	2,676,313	Japanese Yen	284,100,000	Citibank, N.A.	12/12/16	(123,589)
U.S. Dollar	2,354,603	Australian Dollar	3,190,000	Citibank, N.A.	12/14/16	(59,278)
U.S. Dollar	997,277	South Korean Won	1,172,000,000	Citibank, N.A.	12/15/16	(55,800)
U.S. Dollar	31,943	Australian Dollar	43,500	Citibank, N.A.	12/16/16	(972)
U.S. Dollar	64,355	Australian Dollar	87,700	Citibank, N.A.	12/20/16	(1,996)
Euro	4,616,000	U.S. Dollar	5,196,176	Citibank, N.A.	01/23/17	6,211
U.S. Dollar	5,098,737	Euro	4,616,000	Citibank, N.A.	01/23/17	(103,650)
Euro	2,903,000	U.S. Dollar	3,270,140	Citibank, N.A.	02/09/17	4,145
U.S. Dollar	3,290,884	Euro	2,903,000	Citibank, N.A.	02/09/17	16,600
Hong Kong Dollar	465,744,000	U.S. Dollar	59,750,603	Citibank, N.A.	06/12/17	398,188
U.S. Dollar	59,812,404	Hong Kong Dollar	465,744,000	Citibank, N.A.	06/12/17	(336,387)
U.S. Dollar	388,065	Japanese Yen	39,830,000	Citibank, N.A.	06/20/17	(7,904)
Chilean Unidad de Fomento	308,731,000	U.S. Dollar	464,257	Deutsche Bank AG	08/08/16	6,185
Chilean Unidad de Fomento	91,184,000	U.S. Dollar	134,589	Deutsche Bank AG	08/09/16	4,345
Indian Rupee	58,118,733	U.S. Dollar	861,459	Deutsche Bank AG	08/09/16	8,574
U.S. Dollar	378,180	Euro	330,000	Deutsche Bank AG	08/09/16	9,079
Indian Rupee	6,884,000	U.S. Dollar	101,950	Deutsche Bank AG	08/10/16	1,085
U.S. Dollar	850,572	Euro	742,242	Deutsche Bank AG	08/15/16	20,189
U.S. Dollar	2,415,247	Euro	2,179,000	Deutsche Bank AG	08/15/16	(22,508)
Chilean Unidad de Fomento	422,966,500	U.S. Dollar	619,323	Deutsche Bank AG	08/17/16	24,684
U.S. Dollar	57,588	Euro	50,759	Deutsche Bank AG	08/19/16	792
Chilean Unidad de Fomento	43,085,000	U.S. Dollar	65,909	Deutsche Bank AG	08/25/16	(354)
U.S. Dollar	630,841	Euro	571,000	Deutsche Bank AG	08/25/16	(8,216)
U.S. Dollar	2,347,389	Euro	2,099,003	Deutsche Bank AG	08/29/16	(2,179)
U.S. Dollar	2,042,347	Euro	1,857,000	Deutsche Bank AG	08/29/16	(36,329)
Chilean Unidad de Fomento	82,659,000	U.S. Dollar	118,270	Deutsche Bank AG	08/31/16	7,430
U.S. Dollar	261,250	Euro	230,990	Deutsche Bank AG	08/31/16	2,661
Chilean Unidad de Fomento	171,241,000	U.S. Dollar	246,248	Deutsche Bank AG	09/02/16	14,110
Chilean Unidad de Fomento	111,242,000	U.S. Dollar	160,083	Deutsche Bank AG	09/02/16	9,051
U.S. Dollar	415,568	Euro	380,000	Deutsche Bank AG	09/02/16	(9,876)
U.S. Dollar	751,150	Euro	670,000	Deutsche Bank AG	09/06/16	881
U.S. Dollar	589,743	Euro	540,850	Deutsche Bank AG	09/06/16	(15,903)
Chilean Unidad de Fomento	304,306,500	U.S. Dollar	448,070	Deutsche Bank AG	09/12/16	14,170
164

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Chilean Unidad de Fomento	85,576,000	U.S. Dollar	124,320	Deutsche Bank AG	09/30/16	$5,451
Euro	1,852,488	U.S. Dollar	2,076,639	Deutsche Bank AG	10/11/16	1,118
U.S. Dollar	2,100,721	Euro	1,852,488	Deutsche Bank AG	10/11/16	22,965
Chilean Unidad de Fomento	119,519,000	U.S. Dollar	178,747	Deutsche Bank AG	10/12/16	2,300
Chilean Unidad de Fomento	119,519,000	U.S. Dollar	179,728	Deutsche Bank AG	10/14/16	1,286
Chilean Unidad de Fomento	82,860,000	U.S. Dollar	124,602	Deutsche Bank AG	10/18/16	846
Indian Rupee	93,183,000	U.S. Dollar	1,370,610	Deutsche Bank AG	10/20/16	8,471
Chilean Unidad de Fomento	38,755,000	U.S. Dollar	58,845	Deutsche Bank AG	10/25/16	(208)
Indian Rupee	13,777,000	U.S. Dollar	202,169	Deutsche Bank AG	10/25/16	1,571
Indian Rupee	39,198,000	U.S. Dollar	574,936	Deutsche Bank AG	10/27/16	4,562
Chilean Unidad de Fomento	29,726,000	U.S. Dollar	44,795	Deutsche Bank AG	10/28/16	168
Indian Rupee	61,156,466	U.S. Dollar	896,838	Deutsche Bank AG	10/28/16	7,151
U.S. Dollar	166,310	Euro	150,689	Deutsche Bank AG	10/31/16	(2,850)
U.S. Dollar	51,118	Euro	45,895	Deutsche Bank AG	11/04/16	(413)
Euro	1,905,000	U.S. Dollar	2,137,982	Deutsche Bank AG	11/09/16	1,433
U.S. Dollar	2,094,548	Euro	1,905,000	Deutsche Bank AG	11/09/16	(44,868)
U.S. Dollar	200,156	Euro	184,184	Deutsche Bank AG	11/17/16	(6,770)
U.S. Dollar	1,178,059	Japanese Yen	143,060,000	Deutsche Bank AG	11/18/16	(230,290)
U.S. Dollar	694,668	Euro	629,000	Deutsche Bank AG	01/23/17	(14,236)
U.S. Dollar	1,071,741	Euro	971,000	Deutsche Bank AG	01/23/17	(22,608)
U.S. Dollar	3,322,035	Euro	3,008,000	Deutsche Bank AG	01/23/17	(68,082)
U.S. Dollar	1,779,586	Euro	1,580,000	Deutsche Bank AG	02/10/17	(2,571)
U.S. Dollar	118,612	Euro	107,000	Deutsche Bank AG	03/07/17	(2,214)
U.S. Dollar	116,913	Japanese Yen	12,210,000	Deutsche Bank AG	06/19/17	(4,467)
U.S. Dollar	118,830	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/17	(2,765)
U.S. Dollar	426,720	Euro	373,000	Goldman Sachs Group, Inc.	08/09/16	9,524
U.S. Dollar	430,608	Euro	377,000	Goldman Sachs Group, Inc.	08/12/16	8,888
U.S. Dollar	833,640	Euro	740,000	Goldman Sachs Group, Inc.	08/24/16	5,473
U.S. Dollar	3,365,939	South Korean Won	4,026,000,000	Goldman Sachs Group, Inc.	09/07/16	(251,978)
U.S. Dollar	1,029,681	Australian Dollar	1,354,684	Goldman Sachs Group, Inc.	10/06/16	2,512
U.S. Dollar	760,260	Euro	682,000	Goldman Sachs Group, Inc.	10/18/16	(4,901)
U.S. Dollar	617,332	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	11/14/16	(41,339)
U.S. Dollar	138,670	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/10/17	(21,654)
U.S. Dollar	1,093,001	Euro	996,000	Goldman Sachs Group, Inc.	01/27/17	(29,733)
U.S. Dollar	1,385,321	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/17	(217,394)
U.S. Dollar	287,844	Euro	255,000	Goldman Sachs Group, Inc.	02/09/17	230
U.S. Dollar	540,835	Euro	475,000	Goldman Sachs Group, Inc.	02/13/17	4,988
U.S. Dollar	1,801,785	Euro	1,580,000	Goldman Sachs Group, Inc.	02/16/17	19,151
U.S. Dollar	284,452	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/16/17	(33,487)
U.S. Dollar	2,657,027	Japanese Yen	295,495,910	Goldman Sachs Group, Inc.	02/16/17	(264,022)
Euro	2,975,000	U.S. Dollar	3,324,176	HSBC Holdings Plc	08/05/16	2,802
Indian Rupee	42,909,500	U.S. Dollar	638,251	HSBC Holdings Plc	08/05/16	4,540
U.S. Dollar	3,284,103	Euro	2,975,000	HSBC Holdings Plc	08/05/16	(42,875)
Indian Rupee	69,908,000	U.S. Dollar	1,035,096	HSBC Holdings Plc	08/16/16	10,171
165

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Singapore Dollar	864,000	U.S. Dollar	614,291	HSBC Holdings Plc	08/17/16	$30,050
U.S. Dollar	2,073,409	Euro	1,864,543	HSBC Holdings Plc	08/19/16	(12,875)
Japanese Yen	307,492,000	U.S. Dollar	2,715,881	HSBC Holdings Plc	08/22/16	300,229
U.S. Dollar	2,495,472	Japanese Yen	307,492,000	HSBC Holdings Plc	08/22/16	(520,638)
Mexican Peso	102,610,000	U.S. Dollar	5,859,645	HSBC Holdings Plc	08/29/16	(405,421)
U.S. Dollar	4,400,000	Mexican Peso	78,980,000	HSBC Holdings Plc	08/29/16	201,826
U.S. Dollar	1,346,209	Mexican Peso	23,630,000	HSBC Holdings Plc	08/29/16	90,158
U.S. Dollar	1,148,762	Euro	1,008,487	HSBC Holdings Plc	09/09/16	19,291
U.S. Dollar	2,742,941	South Korean Won	3,191,000,000	HSBC Holdings Plc	09/26/16	(124,393)
U.S. Dollar	2,735,728	South Korean Won	3,206,000,000	HSBC Holdings Plc	09/28/16	(145,071)
Indian Rupee	74,579,000	U.S. Dollar	1,093,915	HSBC Holdings Plc	10/28/16	8,479
U.S. Dollar	1,239,337	South Korean Won	1,431,000,000	HSBC Holdings Plc	11/02/16	(46,484)
Japanese Yen	70,138,000	U.S. Dollar	621,653	HSBC Holdings Plc	11/14/16	68,691
U.S. Dollar	575,917	Japanese Yen	70,138,000	HSBC Holdings Plc	11/14/16	(114,428)
U.S. Dollar	679,325	South Korean Won	805,000,000	HSBC Holdings Plc	12/02/16	(43,996)
U.S. Dollar	2,414,346	South Korean Won	2,861,000,000	HSBC Holdings Plc	12/02/16	(156,362)
Japanese Yen	199,698,335	U.S. Dollar	1,776,518	HSBC Holdings Plc	01/31/17	196,109
U.S. Dollar	1,705,366	Japanese Yen	199,698,335	HSBC Holdings Plc	01/31/17	(267,261)
Euro	1,856,000	U.S. Dollar	2,089,466	HSBC Holdings Plc	02/10/17	4,004
U.S. Dollar	2,088,446	Euro	1,856,000	HSBC Holdings Plc	02/10/17	(5,024)
Japanese Yen	413,370,000	U.S. Dollar	3,679,797	HSBC Holdings Plc	02/16/17	406,465
U.S. Dollar	3,669,019	Japanese Yen	413,370,000	HSBC Holdings Plc	02/16/17	(417,243)
Mexican Peso	50,041,430	U.S. Dollar	2,715,658	HSBC Holdings Plc	03/10/17	(112,628)
U.S. Dollar	1,539,754	Mexican Peso	27,500,000	HSBC Holdings Plc	03/10/17	109,273
U.S. Dollar	3,738,211	South Korean Won	4,261,000,000	HSBC Holdings Plc	04/25/17	(90,662)
U.S. Dollar	1,035,822	South Korean Won	1,187,000,000	HSBC Holdings Plc	04/26/17	(30,800)
U.S. Dollar	4,499,976	Japanese Yen	464,645,000	HSBC Holdings Plc	07/31/17	(124,489)
Swiss Franc	4,738,690	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	08/05/16	(108,661)
U.S. Dollar	1,773,396	Euro	1,606,300	JPMorgan Chase Bank N.A.	08/05/16	(22,949)
U.S. Dollar	4,789,211	Swiss Franc	4,738,690	JPMorgan Chase Bank N.A.	08/05/16	(102,128)
Indian Rupee	2,633,000	U.S. Dollar	39,048	JPMorgan Chase Bank N.A.	08/09/16	368
U.S. Dollar	1,743,522	Euro	1,584,300	JPMorgan Chase Bank N.A.	08/11/16	(28,635)
Euro	3,186,000	U.S. Dollar	3,563,094	JPMorgan Chase Bank N.A.	08/16/16	1,382
U.S. Dollar	3,601,980	Euro	3,186,000	JPMorgan Chase Bank N.A.	08/16/16	37,504
Euro	35,000,000	U.S. Dollar	39,995,059	JPMorgan Chase Bank N.A.	08/19/16	(832,686)
Japanese Yen	221,633,000	U.S. Dollar	1,960,504	JPMorgan Chase Bank N.A.	08/22/16	213,437
U.S. Dollar	204,791	Euro	180,987	JPMorgan Chase Bank N.A.	08/22/16	2,257
U.S. Dollar	224,147	Euro	203,185	JPMorgan Chase Bank N.A.	08/22/16	(3,229)
U.S. Dollar	1,795,551	Euro	1,612,000	JPMorgan Chase Bank N.A.	08/22/16	(8,368)
U.S. Dollar	1,798,436	Japanese Yen	221,633,000	JPMorgan Chase Bank N.A.	08/22/16	(375,504)
Indonesian Rupiah	137,950,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	08/26/16	503,213
Japanese Yen	146,373,000	U.S. Dollar	1,294,947	JPMorgan Chase Bank N.A.	08/26/16	140,988
U.S. Dollar	1,242,439	Japanese Yen	146,373,000	JPMorgan Chase Bank N.A.	08/26/16	(193,496)
166

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	15,000,000	Mexican Peso	281,403,720	JPMorgan Chase Bank N.A.	08/26/16	$37,161
Japanese Yen	112,727,000	U.S. Dollar	997,381	JPMorgan Chase Bank N.A.	08/29/16	108,609
U.S. Dollar	848,028	Euro	737,287	JPMorgan Chase Bank N.A.	08/29/16	22,728
U.S. Dollar	947,298	Japanese Yen	112,727,000	JPMorgan Chase Bank N.A.	08/29/16	(158,693)
Australian Dollar	6,743,798	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	08/31/16	118,986
Canadian Dollar	6,486,715	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	08/31/16	(30,752)
Japanese Yen	72,717,000	U.S. Dollar	643,422	JPMorgan Chase Bank N.A.	08/31/16	70,085
U.S. Dollar	608,503	Japanese Yen	72,717,000	JPMorgan Chase Bank N.A.	08/31/16	(105,004)
U.S. Dollar	10,089,127	Singapore Dollar	13,596,330	JPMorgan Chase Bank N.A.	08/31/16	(49,405)
United Kingdom Pound	3,759,472	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	08/31/16	(21,823)
United Kingdom Pound	5,624,331	U.S. Dollar	7,500,000	JPMorgan Chase Bank N.A.	08/31/16	(52,435)
Indian Rupee	2,633,000	U.S. Dollar	38,326	JPMorgan Chase Bank N.A.	09/06/16	907
Chilean Unidad de Fomento	41,242,000	U.S. Dollar	60,068	JPMorgan Chase Bank N.A.	09/09/16	2,596
Euro	13,348,058	U.S. Dollar	15,010,038	JPMorgan Chase Bank N.A.	09/19/16	(53,460)
Mexican Peso	266,257,080	U.S. Dollar	13,896,971	JPMorgan Chase Bank N.A.	09/19/16	223,715
U.S. Dollar	17,580,902	Euro	15,626,162	JPMorgan Chase Bank N.A.	09/19/16	71,694
U.S. Dollar	14,817,653	Euro	13,348,058	JPMorgan Chase Bank N.A.	09/19/16	(138,925)
U.S. Dollar	6,000,000	Singapore Dollar	8,226,648	JPMorgan Chase Bank N.A.	09/23/16	(133,408)
Japanese Yen	535,701,945	U.S. Dollar	4,744,210	JPMorgan Chase Bank N.A.	09/26/16	518,291
U.S. Dollar	4,530,000	Japanese Yen	535,701,945	JPMorgan Chase Bank N.A.	09/26/16	(732,501)
Australian Dollar	9,845,905	U.S. Dollar	7,352,262	JPMorgan Chase Bank N.A.	09/30/16	114,656
Australian Dollar	6,255,646	U.S. Dollar	4,664,935	JPMorgan Chase Bank N.A.	09/30/16	79,209
Euro	47,487,108	U.S. Dollar	52,356,342	JPMorgan Chase Bank N.A.	09/30/16	880,529
Euro	29,624,096	U.S. Dollar	32,660,389	JPMorgan Chase Bank N.A.	09/30/16	550,608
Euro	8,978,168	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	09/30/16	65,249
Euro	27,321,310	U.S. Dollar	30,884,501	JPMorgan Chase Bank N.A.	09/30/16	(255,113)
Japanese Yen	1,780,495,300	U.S. Dollar	16,908,643	JPMorgan Chase Bank N.A.	09/30/16	584,820
U.S. Dollar	14,871,730	Mexican Peso	281,441,600	JPMorgan Chase Bank N.A.	09/30/16	(36,473)
U.S. Dollar	6,681,480	United Kingdom Pound	5,000,000	JPMorgan Chase Bank N.A.	09/30/16	56,775
United Kingdom Pound	5,000,000	U.S. Dollar	6,719,445	JPMorgan Chase Bank N.A.	09/30/16	(94,740)
Malaysian Ringgit	10,882,486	Japanese Yen	304,962,081	JPMorgan Chase Bank N.A.	10/11/16	(303,431)
Malaysian Ringgit	15,609,000	Japanese Yen	437,414,128	JPMorgan Chase Bank N.A.	10/11/16	(435,218)
Indian Rupee	2,633,000	U.S. Dollar	38,857	JPMorgan Chase Bank N.A.	10/18/16	122
U.S. Dollar	159,175	Euro	147,287	JPMorgan Chase Bank N.A.	11/14/16	(6,275)
U.S. Dollar	2,283,066	Australian Dollar	3,208,000	JPMorgan Chase Bank N.A.	12/12/16	(144,574)
U.S. Dollar	1,141,829	Australian Dollar	1,595,000	JPMorgan Chase Bank N.A.	12/14/16	(65,112)
U.S. Dollar	636,596	Euro	572,000	JPMorgan Chase Bank N.A.	12/15/16	(6,880)
Indonesian Rupiah	6,910,000,000	Australian Dollar	682,604	JPMorgan Chase Bank N.A.	01/19/17	(1,622)
Indonesian Rupiah	15,770,000,000	Australian Dollar	1,557,839	JPMorgan Chase Bank N.A.	01/19/17	(3,701)
Malaysian Ringgit	14,979,000	Euro	3,375,831	JPMorgan Chase Bank N.A.	01/19/17	(107,763)
U.S. Dollar	160,380	Australian Dollar	220,000	JPMorgan Chase Bank N.A.	03/17/17	(5,684)
U.S. Dollar	2,412,191	Australian Dollar	3,281,000	JPMorgan Chase Bank N.A.	03/20/17	(64,241)
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	148,791
167

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	59,641,952	Hong Kong Dollar	465,744,000	JPMorgan Chase Bank N.A.	06/12/17	$(506,840)
Chilean Unidad de Fomento	6,783,000	U.S. Dollar	9,702	Morgan Stanley	08/03/16	639
U.S. Dollar	10,277	Chilean Unidad de Fomento	6,783,000	Morgan Stanley	08/03/16	(63)
Chilean Unidad de Fomento	30,700,000	U.S. Dollar	46,351	Morgan Stanley	08/08/16	430
U.S. Dollar	455,013	Euro	403,000	Morgan Stanley	08/15/16	4,157
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	640,959	Morgan Stanley	08/16/16	1,936
U.S. Dollar	451,840	Euro	403,000	Morgan Stanley	08/17/16	948
Chilean Unidad de Fomento	6,783,000	U.S. Dollar	10,249	Morgan Stanley	09/02/16	64
Chilean Unidad de Fomento	6,783,000	U.S. Dollar	9,674	Morgan Stanley	09/06/16	635
U.S. Dollar	768,258	Euro	686,000	Morgan Stanley	09/06/16	72
U.S. Dollar	930,136	Euro	816,000	Morgan Stanley	09/09/16	16,244
Chilean Unidad de Fomento	30,701,000	U.S. Dollar	45,725	Morgan Stanley	10/11/16	785
Chilean Unidad de Fomento	6,873,000	U.S. Dollar	10,296	Morgan Stanley	10/28/16	100
U.S. Dollar	461,466	Japanese Yen	50,022,000	Standard Chartered Bank	11/14/16	(30,883)
U.S. Dollar	295,160	Japanese Yen	31,954,500	Standard Chartered Bank	11/16/16	(19,387)
U.S. Dollar	1,527,090	Japanese Yen	166,449,000	Standard Chartered Bank	11/28/16	(112,265)
U.S. Dollar	675,006	Japanese Yen	78,840,000	Standard Chartered Bank	01/17/17	(103,278)
U.S. Dollar	1,221,774	Japanese Yen	127,990,000	Standard Chartered Bank	01/19/17	(41,820)
						$(5,385,276)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption” Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

168

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at October 31, 2015	5,516	$3,623,270
Options written	145,220	33,231,811
Options terminated in closing purchase transactions	(91,758)	(18,128,487)
Options exercised	(1)	(711)
Options expired	(44,152)	(15,638,022)
Contracts outstanding at July 31, 2016	14,825	$3,087,861

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

169

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2016 (Unaudited)

7.	Federal Income Taxes:

As of October 31, 2015, the Fixed Income Fund had a long-term capital loss carryforward of $4,613,007, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2016, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

170

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/27/16

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	9/27/16

* Print the name and title of each signing officer under his or her signature.